UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.31%
Actual		$ 1,000.00	$ 1,044.90	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.54%
Actual		$ 1,000.00	$ 1,043.60	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class B	2.10%
Actual		$ 1,000.00	$ 1,041.20	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.05%
Actual		$ 1,000.00	$ 1,041.20	$ 10.38
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,046.80	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	2.2
Nestle SA (Switzerland, Food Products)	1.9	1.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.6	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.5	1.7
	9.1
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	23.5
Consumer Discretionary	11.2	10.1
Energy	10.8	10.9
Health Care	10.5	10.2
Information Technology	10.1	9.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.2	18.3
Japan	14.9	15.7
France	8.7	10.0
Germany	7.1	6.1
United States of America	7.1	5.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 96.8%	Stocks 97.6%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.4%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
Australia - 3.1%
AMP Ltd.	1,700,000	$ 9,753
BHP Billiton Ltd. sponsored ADR (d)	800,000	58,232
Macquarie Group Ltd.	250,000	11,397
National Australia Bank Ltd.	258,492	6,602
Newcrest Mining Ltd.	500,000	15,089
QBE Insurance Group Ltd.	660,000	12,784
Rio Tinto Ltd.	100,000	6,532
SEEK Ltd.	900,000	6,905
Westfield Group unit	500,000	5,904
TOTAL AUSTRALIA		133,198
Bailiwick of Jersey - 1.2%
Experian PLC	2,021,600	18,687
Randgold Resources Ltd. sponsored ADR	150,000	12,636
United Business Media Ltd.	800,000	6,753
WPP PLC	1,400,000	14,841
TOTAL BAILIWICK OF JERSEY		52,917
Belgium - 1.2%
Ageas (d)	2,364,857	7,265
Anheuser-Busch InBev SA NV (d)	942,929	45,748
TOTAL BELGIUM		53,013
Bermuda - 0.7%
Huabao International Holdings Ltd.	10,399,000	12,019
Li & Fung Ltd.	1,300,000	6,267
Seadrill Ltd.	440,000	11,084
TOTAL BERMUDA		29,370
Brazil - 0.7%
Banco Santander (Brasil) SA ADR	590,000	6,862
BM&F BOVESPA SA	675,000	4,447
Itau Unibanco Banco Multiplo SA ADR	420,000	9,106
Vivo Participacoes SA sponsored ADR	409,300	10,834
TOTAL BRAZIL		31,249
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	150,000	9,510
Barrick Gold Corp.	170,000	7,411
Canadian Natural Resources Ltd.	170,000	13,087
Goldcorp, Inc.	165,000	7,130
Niko Resources Ltd.	270,000	29,585
Northgate Minerals Corp. (a)	730,200	2,371
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
OZ Optics Ltd. unit (a)(f)	5,400	$ 24
Painted Pony Petroleum Ltd. (a)(e)	90,400	609
Painted Pony Petroleum Ltd. Class A (a)	461,200	3,109
PetroBakken Energy Ltd. Class A (d)	285,000	7,738
Petrobank Energy & Resources Ltd. (a)	690,000	34,785
Research In Motion Ltd. (a)	60,000	4,271
Silver Wheaton Corp. (a)	250,000	4,910
Suncor Energy, Inc.	1,100,000	37,616
Trican Well Service Ltd.	650,000	8,251
TOTAL CANADA		170,407
Cayman Islands - 0.8%
Belle International Holdings Ltd.	3,600,000	4,936
Hengan International Group Co. Ltd.	1,220,000	9,366
Hengdeli Holdings Ltd.	29,400,000	12,259
Peak Sport Products Co. Ltd.	8,300,000	6,324
TOTAL CAYMAN ISLANDS		32,885
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	19,800	13,648
BYD Co. Ltd. (H Shares) (a)(d)	553,500	4,914
China Merchants Bank Co. Ltd. (H Shares)	5,400,000	13,238
NetEase.com, Inc. sponsored ADR (a)	151,100	5,269
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,100,000	9,736
Tencent Holdings Ltd.	128,500	2,657
Tingyi (Cayman Island) Holding Corp.	664,000	1,650
TOTAL CHINA		51,112
Denmark - 1.9%
Carlsberg AS Series B	236,000	19,075
Novo Nordisk AS Series B	545,000	44,845
William Demant Holding AS (a)	285,000	19,440
TOTAL DENMARK		83,360
Finland - 0.4%
Fortum Corp. (d)	194,200	5,019
Nokia Corp. sponsored ADR	950,000	11,552
TOTAL FINLAND		16,571
France - 8.7%
Atos Origin SA (a)	225,000	11,403
AXA SA (d)	1,125,000	22,507
BNP Paribas SA	500,000	34,347
Common Stocks - continued
	Shares	Value (000s)
France - continued
Cap Gemini SA	621,100	$ 31,288
CNP Assurances (d)	46,563	3,920
Credit Agricole SA	280,000	4,003
Danone (d)	300,000	17,678
Essilor International SA	225,000	13,718
Euler Hermes SA	40,000	3,309
Financiere Marc de Lacharriere SA (Fimalac)	90,000	4,451
Groupe Eurotunnel SA	649,500	5,932
Iliad Group SA	86,173	8,617
LVMH Moet Hennessy - Louis Vuitton	142,500	16,401
Pernod-Ricard SA	180,000	15,316
PPR SA	190,000	25,539
Sanofi-Aventis sponsored ADR	1,530,000	52,188
Schneider Electric SA (d)	249,457	28,324
Societe Generale Series A	388,000	20,721
Technip SA (d)	200,000	15,994
Total SA sponsored ADR	530,000	28,821
Vallourec SA	38,799	7,729
TOTAL FRANCE		372,206
Germany - 6.6%
Aixtron AG	120,000	3,786
Allianz AG sponsored ADR	1,004,600	11,392
BASF AG (d)	249,131	14,517
Bayerische Motoren Werke AG (BMW)	670,000	32,961
Daimler AG (United States)	300,000	15,282
Deutsche Boerse AG	308,128	23,899
Deutsche Post AG	128,707	2,086
E.ON AG sponsored ADR (d)	987,600	36,482
Fresenius Medical Care AG & Co. KGaA	320,000	17,265
Fresenius SE	300,000	21,269
HeidelbergCement AG	201,200	12,467
Linde AG (d)	180,000	21,500
MAN SE	25,161	2,373
Metro AG (d)	120,000	7,179
Munich Re Group (d)	100,000	14,071
Rheinmetall AG	70,500	4,915
SAP AG sponsored ADR (d)	235,700	11,184
Siemens AG	293,712	28,678
Symrise AG	170,000	4,316
TOTAL GERMANY		285,622
Common Stocks - continued
	Shares	Value (000s)
Greece - 0.2%
Hellenic Telecommunications Organization SA	448,024	$ 4,942
National Bank of Greece SA (a)	305,000	4,904
TOTAL GREECE		9,846
Hong Kong - 0.9%
Hang Lung Properties Ltd.	2,060,000	7,410
Henderson Land Development Co. Ltd.	1,296,000	8,168
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	259,200	148
Hong Kong Exchanges and Clearing Ltd.	482,700	7,888
Swire Pacific Ltd. (A Shares)	600,000	6,957
Wharf Holdings Ltd.	1,750,000	9,464
TOTAL HONG KONG		40,035
India - 0.5%
HDFC Bank Ltd.	150,000	6,692
Reliance Industries Ltd.	380,000	8,804
State Bank of India	140,000	7,225
TOTAL INDIA		22,721
Ireland - 1.0%
Covidien PLC	220,000	10,558
CRH PLC	715,000	20,449
Ingersoll-Rand Co. Ltd.	197,700	7,311
Ryanair Holdings PLC sponsored ADR (a)	140,000	3,942
TOTAL IRELAND		42,260
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	23,492
Italy - 1.7%
Fiat SpA	1,275,000	16,737
Intesa Sanpaolo SpA	4,800,000	15,822
Mediaset SpA	2,200,000	17,423
Saipem SpA	390,000	14,565
Unione di Banche Italiane SCpA	775,000	9,599
TOTAL ITALY		74,146
Japan - 14.9%
Aozora Bank Ltd. (a)	204,000	293
Canon, Inc.	436,300	19,959
Denso Corp.	700,000	20,429
East Japan Railway Co.	226,400	15,146
Eisai Co. Ltd.	100,000	3,418
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fanuc Ltd.	73,500	$ 8,680
Fast Retailing Co. Ltd.	75,000	11,366
Honda Motor Co. Ltd. sponsored ADR	640,000	21,626
Ibiden Co. Ltd.	284,000	10,310
Itochu Corp.	994,700	8,618
Japan Tobacco, Inc.	5,270	18,264
JFE Holdings, Inc.	124,900	4,454
JSR Corp.	510,000	10,414
Jupiter Telecommunications Co.	6,000	6,068
Keyence Corp.	60,100	14,390
Mazda Motor Corp.	3,519,000	10,392
Miraca Holdings, Inc.	270,000	8,681
Mitsubishi Corp.	1,001,700	23,729
Mitsubishi UFJ Financial Group, Inc.	9,928,700	51,742
Mitsui & Co. Ltd.	1,163,800	17,492
Nintendo Co. Ltd.	77,200	25,935
Nippon Electric Glass Co. Ltd.	1,417,000	21,738
Nippon Telegraph & Telephone Corp.	288,300	11,735
NSK Ltd.	2,180,000	16,630
ORIX Corp.	450,000	41,440
Promise Co. Ltd. (a)	70,000	669
Rakuten, Inc.	23,000	17,851
Ricoh Co. Ltd.	885,000	15,035
ROHM Co. Ltd.	143,000	10,672
Sankyo Co. Ltd. (Gunma)	101,700	4,715
SOFTBANK CORP.	888,700	19,877
Sony Corp. sponsored ADR	125,000	4,278
Sony Financial Holdings, Inc.	2,300	8,301
Sumitomo Corp.	993,800	11,968
Sumitomo Electric Industries Ltd.	633,800	7,800
Sumitomo Mitsui Financial Group, Inc.	1,075,000	35,554
THK Co. Ltd.	672,700	14,789
Tokai Carbon Co. Ltd.	1,911,000	11,194
Tokyo Electron Ltd.	373,200	24,469
Toyota Motor Corp.	804,900	31,101
USS Co. Ltd.	50,000	3,423
Yahoo! Japan Corp.	40,454	15,490
TOTAL JAPAN		640,135
Korea (South) - 1.5%
Amorepacific Corp.	13,499	10,194
NCsoft Corp.	52,438	7,795
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Samsung Electronics Co. Ltd.	48,292	$ 36,713
Shinhan Financial Group Co. Ltd.	210,000	8,932
TOTAL KOREA (SOUTH)		63,634
Luxembourg - 0.7%
ArcelorMittal SA (NY Shares) Class A (a)	390,000	15,144
SES SA FDR (France) unit	600,000	13,753
TOTAL LUXEMBOURG		28,897
Netherlands - 3.2%
Aegon NV (a)	459,600	3,215
ASML Holding NV (NY Shares)	660,000	21,556
Gemalto NV	280,100	12,487
ING Groep NV sponsored ADR (a)	1,335,000	11,841
Koninklijke Ahold NV	650,000	8,914
Koninklijke KPN NV	1,217,874	18,274
Koninklijke Philips Electronics NV (NY Shares)	832,000	27,739
QIAGEN NV (a)	282,200	6,448
Randstad Holdings NV (a)	300,000	15,202
Royal DSM NV	206,400	9,220
Wolters Kluwer NV (Certificaten Van Aandelen)	125,000	2,554
TOTAL NETHERLANDS		137,450
Netherlands Antilles - 0.5%
Schlumberger Ltd.	310,000	22,140
Norway - 1.0%
DnB NOR ASA (d)	1,190,000	14,086
Pronova BioPharma ASA (a)	1,750,000	5,592
Storebrand ASA (A Shares) (a)	600,000	4,513
Telenor ASA (a)	1,250,000	17,772
TOTAL NORWAY		41,963
Papua New Guinea - 0.2%
Lihir Gold Ltd.	2,800,000	9,892
South Africa - 1.4%
AngloGold Ashanti Ltd. sponsored ADR	291,300	12,194
Aspen Pharmacare Holdings Ltd. (a)	2,044,748	23,115
Clicks Group Ltd.	1,618,580	6,782
Impala Platinum Holdings Ltd.	487,000	13,898
Shoprite Holdings Ltd.	400,000	4,278
TOTAL SOUTH AFRICA		60,267
Common Stocks - continued
	Shares	Value (000s)
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	500,000	$ 6,577
Banco Popular Espanol SA	975,000	6,904
Banco Santander SA sponsored ADR	4,225,000	52,137
Enagas SA	364,905	7,319
Inditex SA	217,562	13,467
Prosegur Compania de Seguridad SA (Reg.)	157,900	7,327
Red Electrica Corporacion SA	155,300	7,359
Telefonica SA sponsored ADR	1,028,900	69,739
TOTAL SPAIN		170,829
Sweden - 1.0%
Elekta AB (B Shares)	354,200	9,200
H&M Hennes & Mauritz AB (B Shares) (d)	285,000	18,189
Intrum Justitia AB	442,400	5,225
Telefonaktiebolaget LM Ericsson (B Shares)	850,000	9,811
TOTAL SWEDEN		42,425
Switzerland - 7.1%
Actelion Ltd. (a)	300,000	12,168
Clariant AG (Reg.) (a)	179,350	2,475
Kuehne & Nagel International AG	171,979	17,998
Nestle SA	1,700,000	83,186
Nobel Biocare Holding AG (Switzerland)	205,500	4,504
Novartis AG sponsored ADR	280,000	14,238
Petroplus Holdings AG	400,000	7,133
Roche Holding AG (participation certificate)	373,000	58,895
Sonova Holding AG Class B	177,866	22,050
Swiss Reinsurance Co.	124,520	5,400
Transocean Ltd. (a)	100,000	7,245
UBS AG (a)	450,000	6,972
UBS AG (NY Shares) (a)	1,800,000	27,756
Zurich Financial Services AG	154,000	34,143
TOTAL SWITZERLAND		304,163
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,888,502	5,655
United Kingdom - 18.2%
Anglo American PLC (United Kingdom) (a)	800,000	33,976
AstraZeneca PLC sponsored ADR (d)	100,600	4,450
Barclays PLC	6,450,000	33,128
BG Group PLC	2,025,000	34,223
BHP Billiton PLC	566,000	17,278
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BP PLC	4,828,100	$ 42,105
British Land Co. PLC	1,560,000	11,077
British Sky Broadcasting Group PLC	250,000	2,340
BT Group PLC	5,000,000	9,620
Burberry Group PLC	910,000	9,319
Carphone Warehouse Group PLC (a)	2,071,427	6,093
Ensco International Ltd. ADR	300,000	14,154
GlaxoSmithKline PLC	447,800	8,311
HSBC Holdings PLC sponsored ADR	1,715,000	87,276
Imperial Tobacco Group PLC	740,000	21,078
Inchcape PLC (a)	20,031,100	10,487
InterContinental Hotel Group PLC	670,000	11,811
Intertek Group PLC	690,800	15,687
ITV PLC (a)	2,281,900	2,341
Johnson Matthey PLC	116,000	3,085
Lloyds TSB Group PLC	7,600,000	7,603
Misys PLC (a)	3,984,300	14,185
Mothercare PLC	1,366,412	11,982
National Grid PLC	1,533,700	14,787
Next PLC	275,000	9,609
Pearson PLC	1,000,000	15,979
Prudential PLC	930,000	8,164
QinetiQ Group PLC	3,300,000	6,427
Reckitt Benckiser Group PLC	1,036,978	53,862
Rio Tinto PLC	503,000	25,583
Royal Dutch Shell PLC Class B	3,010,000	90,735
Schroders PLC	216,700	4,581
Segro PLC	846,200	4,023
Serco Group PLC	3,199,258	30,702
Standard Chartered PLC (United Kingdom)	450,000	12,002
TalkTalk Telecom Group PLC (a)	4,142,855	8,009
Tesco PLC	3,406,966	22,594
Vodafone Group PLC sponsored ADR	2,900,000	64,380
TOTAL UNITED KINGDOM		783,046
United States of America - 7.1%
Agilent Technologies, Inc. (a)	451,800	16,382
Allergan, Inc.	210,000	13,375
Apple, Inc. (a)	20,000	5,222
Bank of America Corp.	600,000	10,698
Burger King Holdings, Inc.	425,000	8,968
C. R. Bard, Inc.	130,000	11,249
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Citigroup, Inc. (a)	950,000	$ 4,152
CME Group, Inc.	42,000	13,793
Express Scripts, Inc. (a)	150,000	15,020
Google, Inc. Class A (a)	38,100	20,019
Illumina, Inc. (a)	129,800	5,435
Jacobs Engineering Group, Inc. (a)	104,200	5,025
JPMorgan Chase & Co.	250,000	10,645
Massey Energy Co.	216,300	7,923
Medco Health Solutions, Inc. (a)	240,000	14,141
Microsoft Corp.	75,100	2,294
Morgan Stanley	430,000	12,995
Newmont Mining Corp.	125,000	7,010
News Corp. Class A	550,000	8,481
Occidental Petroleum Corp.	100,000	8,866
Pactiv Corp. (a)	167,200	4,249
Philip Morris International, Inc.	265,000	13,006
PNC Financial Services Group, Inc.	260,000	17,475
Pride International, Inc. (a)	350,000	10,616
Regions Financial Corp.	1,064,400	9,409
RSC Holdings, Inc. (a)(d)	600,000	5,502
Schweitzer-Mauduit International, Inc.	125,000	7,115
Veeco Instruments, Inc. (a)	205,400	9,036
Visa, Inc. Class A	100,000	9,023
Wells Fargo & Co.	540,000	17,879
TOTAL UNITED STATES OF AMERICA		305,003
TOTAL COMMON STOCKS (Cost $3,651,713)		4,139,909
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	350,100	6,587
Volkswagen AG (d)	150,000	14,417
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,084)		21,004
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	74,642,632	$ 74,643
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	335,612,162	335,612
TOTAL MONEY MARKET FUNDS (Cost $410,255)		410,255
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $4,080,052)		4,571,168
NET OTHER ASSETS - (6.4)%		(272,993)
NET ASSETS - 100%		$ 4,298,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $609,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	794
Total	$ 859
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 783,046	$ 170,260	$ 612,786	$ -
Japan	640,135	199,658	440,477	-
France	372,206	81,009	291,197	-
Germany	306,626	74,340	232,286	-
United States of America	305,003	305,003	-	-
Switzerland	304,163	49,239	254,924	-
Spain	170,829	121,876	48,953	-
Canada	170,407	170,383	-	24
Netherlands	137,450	67,584	69,866	-
Other	971,048	275,440	695,608	-
Money Market Funds	410,255	410,255	-	-
Total Investments in Securities:	$ 4,571,168	$ 1,925,047	$ 2,646,097	$ 24
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $3,733,365,000 of which $465,079,000 and $3,268,286,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $318,108) - See accompanying schedule: Unaffiliated issuers (cost $3,669,797)	$ 4,160,913
Fidelity Central Funds (cost $410,255)	410,255
Total Investments (cost $4,080,052)		$ 4,571,168
Foreign currency held at value (cost $12,089)		12,107
Receivable for investments sold		183,486
Receivable for fund shares sold		11,577
Dividends receivable		17,612
Distributions receivable from Fidelity Central Funds		442
Prepaid expenses		8
Other receivables		527
Total assets		4,796,927

Liabilities
Payable to custodian bank	$ 466
Payable for investments purchased	134,256
Payable for fund shares redeemed	20,884
Accrued management fee	2,649
Distribution fees payable	1,187
Other affiliated payables	1,091
Other payables and accrued expenses	2,607
Collateral on securities loaned, at value	335,612
Total liabilities		498,752

Net Assets		$ 4,298,175
Net Assets consist of:
Paid in capital		$ 7,210,720
Undistributed net investment income		12,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,413,464)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		488,601
Net Assets		$ 4,298,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,473,827 ÷ 100,319 shares)	$ 14.69

Maximum offering price per share (100/94.25 of $14.69)	$ 15.59
Class T: Net Asset Value and redemption price per share ($711,703 ÷ 48,867 shares)	$ 14.56

Maximum offering price per share (100/96.50 of $14.56)	$ 15.09
Class B: Net Asset Value and offering price per share ($175,563 ÷ 12,481 shares)A	$ 14.07

Class C: Net Asset Value and offering price per share ($460,201 ÷ 32,617 shares)A	$ 14.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,476,881 ÷ 98,995 shares)	$ 14.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 52,881
Interest		3
Income from Fidelity Central Funds		859
		53,743
Less foreign taxes withheld		(4,374)
Total income		49,369

Expenses
Management fee	$ 16,390
Transfer agent fees	6,017
Distribution fees	7,400
Accounting and security lending fees	785
Custodian fees and expenses	415
Independent trustees' compensation	13
Registration fees	124
Audit	72
Legal	16
Miscellaneous	40
Total expenses before reductions	31,272
Expense reductions	(500)	30,772
Net investment income (loss)		18,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,740)	354,366
Foreign currency transactions	(1,028)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		353,343
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,694)	(159,736)
Assets and liabilities in foreign currencies	(395)
Total change in net unrealized appreciation (depreciation)		(160,131)
Net gain (loss)		193,212
Net increase (decrease) in net assets resulting from operations		$ 211,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,597	$ 66,036
Net realized gain (loss)	353,343	(3,113,043)
Change in net unrealized appreciation (depreciation)	(160,131)	3,684,384
Net increase (decrease) in net assets resulting from operations	211,809	637,377
Distributions to shareholders from net investment income	(59,773)	(208,554)
Distributions to shareholders from net realized gain	(3,252)	-
Total distributions	(63,025)	(208,554)
Share transactions - net increase (decrease)	(577,135)	(1,890,462)
Redemption fees	63	327
Total increase (decrease) in net assets	(428,288)	(1,461,312)

Net Assets
Beginning of period	4,726,463	6,187,775
End of period (including undistributed net investment income of $12,318 and undistributed net investment income of $53,494, respectively)	$ 4,298,175	$ 4,726,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97
Income from Investment Operations
Net investment income (loss) E	.06	.17	.36	.31	.30	.19
Net realized and unrealized gain (loss)	.58	1.96	(11.15)	4.69	3.91	3.27
Total from investment operations	.64	2.13	(10.79)	5.00	4.21	3.46
Distributions from net investment income	(.19)	(.45)	(.24)	(.23)	(.14)	(.05)
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.20)	(.45)	(3.26)	(1.80)	(1.09)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.69	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30
Total Return B, C, D	4.49%	18.16%	(45.95)%	22.76%	21.54%	20.50%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.31% A	1.34%	1.26%	1.25%	1.26%	1.27%
Expenses net of fee waivers, if any	1.31% A	1.34%	1.26%	1.25%	1.26%	1.27%
Expenses net of all reductions	1.29% A	1.31%	1.22%	1.21%	1.20%	1.20%
Net investment income (loss)	.84% A	1.43%	1.80%	1.26%	1.33%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,474	$ 1,662	$ 2,004	$ 5,774	$ 4,694	$ 2,792
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82
Income from Investment Operations
Net investment income (loss) E	.05	.14	.31	.25	.25	.15
Net realized and unrealized gain (loss)	.57	1.94	(11.01)	4.63	3.89	3.23
Total from investment operations	.62	2.08	(10.70)	4.88	4.14	3.38
Distributions from net investment income	(.16)	(.39)	(.16)	(.18)	(.14)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.17)	(.39)	(3.18)	(1.75)	(1.09)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.56	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12
Total Return B, C, D	4.36%	17.84%	(46.04)%	22.43%	21.33%	20.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.58%	1.49%	1.47%	1.48%	1.51%
Expenses net of fee waivers, if any	1.54% A	1.58%	1.49%	1.47%	1.48%	1.51%
Expenses net of all reductions	1.52% A	1.55%	1.44%	1.43%	1.42%	1.45%
Net investment income (loss)	.62% A	1.19%	1.57%	1.04%	1.12%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 712	$ 832	$ 1,110	$ 3,569	$ 3,609	$ 2,420
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46
Income from Investment Operations
Net investment income (loss) E	- I	.08	.18	.10	.10	.02
Net realized and unrealized gain (loss)	.56	1.88	(10.62)	4.50	3.79	3.16
Total from investment operations	.56	1.96	(10.44)	4.60	3.89	3.18
Distributions from net investment income	(.09)	(.30)	(.03)	(.05)	(.08)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.04)
Total distributions	(.10)	(.30)	(3.05)	(1.62)	(1.03)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.07	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60
Total Return B, C, D	4.12%	17.25%	(46.39)%	21.73%	20.55%	19.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10% A	2.10%	2.08%	2.08%	2.12%	2.16%
Expenses net of fee waivers, if any	2.10% A	2.10%	2.08%	2.08%	2.12%	2.16%
Expenses net of all reductions	2.07% A	2.07%	2.04%	2.04%	2.06%	2.10%
Net investment income (loss)	.06% A	.67%	.97%	.42%	.48%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 176	$ 191	$ 221	$ 559	$ 508	$ 351
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48
Income from Investment Operations
Net investment income (loss) E	.01	.08	.20	.12	.12	.04
Net realized and unrealized gain (loss)	.56	1.89	(10.64)	4.50	3.79	3.17
Total from investment operations	.57	1.97	(10.44)	4.62	3.91	3.21
Distributions from net investment income	(.10)	(.30)	(.06)	(.08)	(.08)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.04)
Total distributions	(.11)	(.30)	(3.08)	(1.65)	(1.03)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.11	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65
Total Return B, C, D	4.12%	17.24%	(46.33)%	21.81%	20.62%	19.51%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.01%	2.00%	2.02%	2.05%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.01%	2.00%	2.02%	2.05%
Expenses net of all reductions	2.03% A	2.06%	1.97%	1.96%	1.96%	1.99%
Net investment income (loss)	.11% A	.68%	1.04%	.51%	.57%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 460	$ 502	$ 618	$ 1,673	$ 1,395	$ 758
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.09	.21	.41	.38	.37	.25
Net realized and unrealized gain (loss)	.59	1.98	(11.34)	4.76	3.98	3.30
Total from investment operations	.68	2.19	(10.93)	5.14	4.35	3.55
Distributions from net investment income	(.23)	(.52)	(.30)	(.29)	(.18)	(.09)
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.24)	(.52)	(3.32)	(1.86)	(1.13)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 14.92	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56
Total Return B, C	4.68%	18.45%	(45.79)%	23.07%	21.96%	20.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.98% A	1.07%	.99%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.98% A	1.07%	.99%	.98%	.97%	.97%
Expenses net of all reductions	.96% A	1.04%	.94%	.94%	.92%	.91%
Net investment income (loss)	1.17% A	1.70%	2.07%	1.53%	1.62%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$ 1,477	$ 1,540	$ 2,235	$ 5,266	$ 4,220	$ 2,213
Portfolio turnover rate F	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 725,761
Gross unrealized depreciation	(257,739)
Net unrealized appreciation (depreciation)	$ 468,022
Tax cost	$ 4,103,146

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,194,085 and $1,839,452, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,998	$ 43
Class T	.25%	.25%	2,006	13
Class B	.75%	.25%	939	707
Class C	.75%	.25%	2,457	122
			$ 7,400	$ 885

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88
Class T	25
Class B*	207
Class C*	8
$ 328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,322.29
Class T	1,070.27
Class B	305.32
Class C	680.28
Institutional Class	1,640.21
	$ 6,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,423.45%		$ -*

* Amount represents less than $1,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $794.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $500 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 21,908	$ 68,117
Class T	9,175	33,086
Class B	1,280	5,353
Class C	3,424	14,560
Institutional Class	23,986	87,438
Total	$ 59,773	$ 208,554
From net realized gain
Class A	$ 1,135	$ -
Class T	581	-
Class B	138	-
Class C	360	-
Institutional Class	1,038	-
Total	$ 3,252	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	7,010	21,418	$ 103,351	$ 253,623
Reinvestment of distributions	1,361	5,430	20,356	57,665
Shares redeemed	(24,642)	(69,599)	(363,068)	(816,403)
Net increase (decrease)	(16,271)	(42,751)	$ (239,365)	$ (505,115)
Class T
Shares sold	3,692	8,679	$ 53,978	$ 101,272
Reinvestment of distributions	636	2,991	9,432	31,524
Shares redeemed	(14,404)	(42,114)	(209,566)	(489,737)
Net increase (decrease)	(10,076)	(30,444)	$ (146,156)	$ (356,941)
Class B
Shares sold	417	830	$ 5,894	$ 9,528
Reinvestment of distributions	88	460	1,270	4,698
Shares redeemed	(2,072)	(5,692)	(29,234)	(63,258)
Net increase (decrease)	(1,567)	(4,402)	$ (22,070)	$ (49,032)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	1,080	2,588	$ 15,294	$ 29,408
Reinvestment of distributions	201	1,031	2,898	10,558
Shares redeemed	(5,454)	(18,446)	(77,094)	(204,594)
Net increase (decrease)	(4,173)	(14,827)	$ (58,902)	$ (164,628)
Institutional Class
Shares sold	13,556	29,717	$ 201,543	$ 339,054
Reinvestment of distributions	1,330	5,968	20,174	64,270
Shares redeemed	(22,201)	(103,818)	(332,359)	(1,218,070)
Net increase (decrease)	(7,315)	(68,133)	$ (110,642)	$ (814,746)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0610
1.784871.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.31%
Actual		$ 1,000.00	$ 1,044.90	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.56
Class T	1.54%
Actual		$ 1,000.00	$ 1,043.60	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class B	2.10%
Actual		$ 1,000.00	$ 1,041.20	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Class C	2.05%
Actual		$ 1,000.00	$ 1,041.20	$ 10.38
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,046.80	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	2.2
Nestle SA (Switzerland, Food Products)	1.9	1.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.6	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.5	1.7
	9.1
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	23.5
Consumer Discretionary	11.2	10.1
Energy	10.8	10.9
Health Care	10.5	10.2
Information Technology	10.1	9.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.2	18.3
Japan	14.9	15.7
France	8.7	10.0
Germany	7.1	6.1
United States of America	7.1	5.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 96.8%	Stocks 97.6%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.4%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
Australia - 3.1%
AMP Ltd.	1,700,000	$ 9,753
BHP Billiton Ltd. sponsored ADR (d)	800,000	58,232
Macquarie Group Ltd.	250,000	11,397
National Australia Bank Ltd.	258,492	6,602
Newcrest Mining Ltd.	500,000	15,089
QBE Insurance Group Ltd.	660,000	12,784
Rio Tinto Ltd.	100,000	6,532
SEEK Ltd.	900,000	6,905
Westfield Group unit	500,000	5,904
TOTAL AUSTRALIA		133,198
Bailiwick of Jersey - 1.2%
Experian PLC	2,021,600	18,687
Randgold Resources Ltd. sponsored ADR	150,000	12,636
United Business Media Ltd.	800,000	6,753
WPP PLC	1,400,000	14,841
TOTAL BAILIWICK OF JERSEY		52,917
Belgium - 1.2%
Ageas (d)	2,364,857	7,265
Anheuser-Busch InBev SA NV (d)	942,929	45,748
TOTAL BELGIUM		53,013
Bermuda - 0.7%
Huabao International Holdings Ltd.	10,399,000	12,019
Li & Fung Ltd.	1,300,000	6,267
Seadrill Ltd.	440,000	11,084
TOTAL BERMUDA		29,370
Brazil - 0.7%
Banco Santander (Brasil) SA ADR	590,000	6,862
BM&F BOVESPA SA	675,000	4,447
Itau Unibanco Banco Multiplo SA ADR	420,000	9,106
Vivo Participacoes SA sponsored ADR	409,300	10,834
TOTAL BRAZIL		31,249
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	150,000	9,510
Barrick Gold Corp.	170,000	7,411
Canadian Natural Resources Ltd.	170,000	13,087
Goldcorp, Inc.	165,000	7,130
Niko Resources Ltd.	270,000	29,585
Northgate Minerals Corp. (a)	730,200	2,371
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
OZ Optics Ltd. unit (a)(f)	5,400	$ 24
Painted Pony Petroleum Ltd. (a)(e)	90,400	609
Painted Pony Petroleum Ltd. Class A (a)	461,200	3,109
PetroBakken Energy Ltd. Class A (d)	285,000	7,738
Petrobank Energy & Resources Ltd. (a)	690,000	34,785
Research In Motion Ltd. (a)	60,000	4,271
Silver Wheaton Corp. (a)	250,000	4,910
Suncor Energy, Inc.	1,100,000	37,616
Trican Well Service Ltd.	650,000	8,251
TOTAL CANADA		170,407
Cayman Islands - 0.8%
Belle International Holdings Ltd.	3,600,000	4,936
Hengan International Group Co. Ltd.	1,220,000	9,366
Hengdeli Holdings Ltd.	29,400,000	12,259
Peak Sport Products Co. Ltd.	8,300,000	6,324
TOTAL CAYMAN ISLANDS		32,885
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	19,800	13,648
BYD Co. Ltd. (H Shares) (a)(d)	553,500	4,914
China Merchants Bank Co. Ltd. (H Shares)	5,400,000	13,238
NetEase.com, Inc. sponsored ADR (a)	151,100	5,269
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,100,000	9,736
Tencent Holdings Ltd.	128,500	2,657
Tingyi (Cayman Island) Holding Corp.	664,000	1,650
TOTAL CHINA		51,112
Denmark - 1.9%
Carlsberg AS Series B	236,000	19,075
Novo Nordisk AS Series B	545,000	44,845
William Demant Holding AS (a)	285,000	19,440
TOTAL DENMARK		83,360
Finland - 0.4%
Fortum Corp. (d)	194,200	5,019
Nokia Corp. sponsored ADR	950,000	11,552
TOTAL FINLAND		16,571
France - 8.7%
Atos Origin SA (a)	225,000	11,403
AXA SA (d)	1,125,000	22,507
BNP Paribas SA	500,000	34,347
Common Stocks - continued
	Shares	Value (000s)
France - continued
Cap Gemini SA	621,100	$ 31,288
CNP Assurances (d)	46,563	3,920
Credit Agricole SA	280,000	4,003
Danone (d)	300,000	17,678
Essilor International SA	225,000	13,718
Euler Hermes SA	40,000	3,309
Financiere Marc de Lacharriere SA (Fimalac)	90,000	4,451
Groupe Eurotunnel SA	649,500	5,932
Iliad Group SA	86,173	8,617
LVMH Moet Hennessy - Louis Vuitton	142,500	16,401
Pernod-Ricard SA	180,000	15,316
PPR SA	190,000	25,539
Sanofi-Aventis sponsored ADR	1,530,000	52,188
Schneider Electric SA (d)	249,457	28,324
Societe Generale Series A	388,000	20,721
Technip SA (d)	200,000	15,994
Total SA sponsored ADR	530,000	28,821
Vallourec SA	38,799	7,729
TOTAL FRANCE		372,206
Germany - 6.6%
Aixtron AG	120,000	3,786
Allianz AG sponsored ADR	1,004,600	11,392
BASF AG (d)	249,131	14,517
Bayerische Motoren Werke AG (BMW)	670,000	32,961
Daimler AG (United States)	300,000	15,282
Deutsche Boerse AG	308,128	23,899
Deutsche Post AG	128,707	2,086
E.ON AG sponsored ADR (d)	987,600	36,482
Fresenius Medical Care AG & Co. KGaA	320,000	17,265
Fresenius SE	300,000	21,269
HeidelbergCement AG	201,200	12,467
Linde AG (d)	180,000	21,500
MAN SE	25,161	2,373
Metro AG (d)	120,000	7,179
Munich Re Group (d)	100,000	14,071
Rheinmetall AG	70,500	4,915
SAP AG sponsored ADR (d)	235,700	11,184
Siemens AG	293,712	28,678
Symrise AG	170,000	4,316
TOTAL GERMANY		285,622
Common Stocks - continued
	Shares	Value (000s)
Greece - 0.2%
Hellenic Telecommunications Organization SA	448,024	$ 4,942
National Bank of Greece SA (a)	305,000	4,904
TOTAL GREECE		9,846
Hong Kong - 0.9%
Hang Lung Properties Ltd.	2,060,000	7,410
Henderson Land Development Co. Ltd.	1,296,000	8,168
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	259,200	148
Hong Kong Exchanges and Clearing Ltd.	482,700	7,888
Swire Pacific Ltd. (A Shares)	600,000	6,957
Wharf Holdings Ltd.	1,750,000	9,464
TOTAL HONG KONG		40,035
India - 0.5%
HDFC Bank Ltd.	150,000	6,692
Reliance Industries Ltd.	380,000	8,804
State Bank of India	140,000	7,225
TOTAL INDIA		22,721
Ireland - 1.0%
Covidien PLC	220,000	10,558
CRH PLC	715,000	20,449
Ingersoll-Rand Co. Ltd.	197,700	7,311
Ryanair Holdings PLC sponsored ADR (a)	140,000	3,942
TOTAL IRELAND		42,260
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	23,492
Italy - 1.7%
Fiat SpA	1,275,000	16,737
Intesa Sanpaolo SpA	4,800,000	15,822
Mediaset SpA	2,200,000	17,423
Saipem SpA	390,000	14,565
Unione di Banche Italiane SCpA	775,000	9,599
TOTAL ITALY		74,146
Japan - 14.9%
Aozora Bank Ltd. (a)	204,000	293
Canon, Inc.	436,300	19,959
Denso Corp.	700,000	20,429
East Japan Railway Co.	226,400	15,146
Eisai Co. Ltd.	100,000	3,418
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fanuc Ltd.	73,500	$ 8,680
Fast Retailing Co. Ltd.	75,000	11,366
Honda Motor Co. Ltd. sponsored ADR	640,000	21,626
Ibiden Co. Ltd.	284,000	10,310
Itochu Corp.	994,700	8,618
Japan Tobacco, Inc.	5,270	18,264
JFE Holdings, Inc.	124,900	4,454
JSR Corp.	510,000	10,414
Jupiter Telecommunications Co.	6,000	6,068
Keyence Corp.	60,100	14,390
Mazda Motor Corp.	3,519,000	10,392
Miraca Holdings, Inc.	270,000	8,681
Mitsubishi Corp.	1,001,700	23,729
Mitsubishi UFJ Financial Group, Inc.	9,928,700	51,742
Mitsui & Co. Ltd.	1,163,800	17,492
Nintendo Co. Ltd.	77,200	25,935
Nippon Electric Glass Co. Ltd.	1,417,000	21,738
Nippon Telegraph & Telephone Corp.	288,300	11,735
NSK Ltd.	2,180,000	16,630
ORIX Corp.	450,000	41,440
Promise Co. Ltd. (a)	70,000	669
Rakuten, Inc.	23,000	17,851
Ricoh Co. Ltd.	885,000	15,035
ROHM Co. Ltd.	143,000	10,672
Sankyo Co. Ltd. (Gunma)	101,700	4,715
SOFTBANK CORP.	888,700	19,877
Sony Corp. sponsored ADR	125,000	4,278
Sony Financial Holdings, Inc.	2,300	8,301
Sumitomo Corp.	993,800	11,968
Sumitomo Electric Industries Ltd.	633,800	7,800
Sumitomo Mitsui Financial Group, Inc.	1,075,000	35,554
THK Co. Ltd.	672,700	14,789
Tokai Carbon Co. Ltd.	1,911,000	11,194
Tokyo Electron Ltd.	373,200	24,469
Toyota Motor Corp.	804,900	31,101
USS Co. Ltd.	50,000	3,423
Yahoo! Japan Corp.	40,454	15,490
TOTAL JAPAN		640,135
Korea (South) - 1.5%
Amorepacific Corp.	13,499	10,194
NCsoft Corp.	52,438	7,795
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Samsung Electronics Co. Ltd.	48,292	$ 36,713
Shinhan Financial Group Co. Ltd.	210,000	8,932
TOTAL KOREA (SOUTH)		63,634
Luxembourg - 0.7%
ArcelorMittal SA (NY Shares) Class A (a)	390,000	15,144
SES SA FDR (France) unit	600,000	13,753
TOTAL LUXEMBOURG		28,897
Netherlands - 3.2%
Aegon NV (a)	459,600	3,215
ASML Holding NV (NY Shares)	660,000	21,556
Gemalto NV	280,100	12,487
ING Groep NV sponsored ADR (a)	1,335,000	11,841
Koninklijke Ahold NV	650,000	8,914
Koninklijke KPN NV	1,217,874	18,274
Koninklijke Philips Electronics NV (NY Shares)	832,000	27,739
QIAGEN NV (a)	282,200	6,448
Randstad Holdings NV (a)	300,000	15,202
Royal DSM NV	206,400	9,220
Wolters Kluwer NV (Certificaten Van Aandelen)	125,000	2,554
TOTAL NETHERLANDS		137,450
Netherlands Antilles - 0.5%
Schlumberger Ltd.	310,000	22,140
Norway - 1.0%
DnB NOR ASA (d)	1,190,000	14,086
Pronova BioPharma ASA (a)	1,750,000	5,592
Storebrand ASA (A Shares) (a)	600,000	4,513
Telenor ASA (a)	1,250,000	17,772
TOTAL NORWAY		41,963
Papua New Guinea - 0.2%
Lihir Gold Ltd.	2,800,000	9,892
South Africa - 1.4%
AngloGold Ashanti Ltd. sponsored ADR	291,300	12,194
Aspen Pharmacare Holdings Ltd. (a)	2,044,748	23,115
Clicks Group Ltd.	1,618,580	6,782
Impala Platinum Holdings Ltd.	487,000	13,898
Shoprite Holdings Ltd.	400,000	4,278
TOTAL SOUTH AFRICA		60,267
Common Stocks - continued
	Shares	Value (000s)
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	500,000	$ 6,577
Banco Popular Espanol SA	975,000	6,904
Banco Santander SA sponsored ADR	4,225,000	52,137
Enagas SA	364,905	7,319
Inditex SA	217,562	13,467
Prosegur Compania de Seguridad SA (Reg.)	157,900	7,327
Red Electrica Corporacion SA	155,300	7,359
Telefonica SA sponsored ADR	1,028,900	69,739
TOTAL SPAIN		170,829
Sweden - 1.0%
Elekta AB (B Shares)	354,200	9,200
H&M Hennes & Mauritz AB (B Shares) (d)	285,000	18,189
Intrum Justitia AB	442,400	5,225
Telefonaktiebolaget LM Ericsson (B Shares)	850,000	9,811
TOTAL SWEDEN		42,425
Switzerland - 7.1%
Actelion Ltd. (a)	300,000	12,168
Clariant AG (Reg.) (a)	179,350	2,475
Kuehne & Nagel International AG	171,979	17,998
Nestle SA	1,700,000	83,186
Nobel Biocare Holding AG (Switzerland)	205,500	4,504
Novartis AG sponsored ADR	280,000	14,238
Petroplus Holdings AG	400,000	7,133
Roche Holding AG (participation certificate)	373,000	58,895
Sonova Holding AG Class B	177,866	22,050
Swiss Reinsurance Co.	124,520	5,400
Transocean Ltd. (a)	100,000	7,245
UBS AG (a)	450,000	6,972
UBS AG (NY Shares) (a)	1,800,000	27,756
Zurich Financial Services AG	154,000	34,143
TOTAL SWITZERLAND		304,163
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,888,502	5,655
United Kingdom - 18.2%
Anglo American PLC (United Kingdom) (a)	800,000	33,976
AstraZeneca PLC sponsored ADR (d)	100,600	4,450
Barclays PLC	6,450,000	33,128
BG Group PLC	2,025,000	34,223
BHP Billiton PLC	566,000	17,278
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BP PLC	4,828,100	$ 42,105
British Land Co. PLC	1,560,000	11,077
British Sky Broadcasting Group PLC	250,000	2,340
BT Group PLC	5,000,000	9,620
Burberry Group PLC	910,000	9,319
Carphone Warehouse Group PLC (a)	2,071,427	6,093
Ensco International Ltd. ADR	300,000	14,154
GlaxoSmithKline PLC	447,800	8,311
HSBC Holdings PLC sponsored ADR	1,715,000	87,276
Imperial Tobacco Group PLC	740,000	21,078
Inchcape PLC (a)	20,031,100	10,487
InterContinental Hotel Group PLC	670,000	11,811
Intertek Group PLC	690,800	15,687
ITV PLC (a)	2,281,900	2,341
Johnson Matthey PLC	116,000	3,085
Lloyds TSB Group PLC	7,600,000	7,603
Misys PLC (a)	3,984,300	14,185
Mothercare PLC	1,366,412	11,982
National Grid PLC	1,533,700	14,787
Next PLC	275,000	9,609
Pearson PLC	1,000,000	15,979
Prudential PLC	930,000	8,164
QinetiQ Group PLC	3,300,000	6,427
Reckitt Benckiser Group PLC	1,036,978	53,862
Rio Tinto PLC	503,000	25,583
Royal Dutch Shell PLC Class B	3,010,000	90,735
Schroders PLC	216,700	4,581
Segro PLC	846,200	4,023
Serco Group PLC	3,199,258	30,702
Standard Chartered PLC (United Kingdom)	450,000	12,002
TalkTalk Telecom Group PLC (a)	4,142,855	8,009
Tesco PLC	3,406,966	22,594
Vodafone Group PLC sponsored ADR	2,900,000	64,380
TOTAL UNITED KINGDOM		783,046
United States of America - 7.1%
Agilent Technologies, Inc. (a)	451,800	16,382
Allergan, Inc.	210,000	13,375
Apple, Inc. (a)	20,000	5,222
Bank of America Corp.	600,000	10,698
Burger King Holdings, Inc.	425,000	8,968
C. R. Bard, Inc.	130,000	11,249
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Citigroup, Inc. (a)	950,000	$ 4,152
CME Group, Inc.	42,000	13,793
Express Scripts, Inc. (a)	150,000	15,020
Google, Inc. Class A (a)	38,100	20,019
Illumina, Inc. (a)	129,800	5,435
Jacobs Engineering Group, Inc. (a)	104,200	5,025
JPMorgan Chase & Co.	250,000	10,645
Massey Energy Co.	216,300	7,923
Medco Health Solutions, Inc. (a)	240,000	14,141
Microsoft Corp.	75,100	2,294
Morgan Stanley	430,000	12,995
Newmont Mining Corp.	125,000	7,010
News Corp. Class A	550,000	8,481
Occidental Petroleum Corp.	100,000	8,866
Pactiv Corp. (a)	167,200	4,249
Philip Morris International, Inc.	265,000	13,006
PNC Financial Services Group, Inc.	260,000	17,475
Pride International, Inc. (a)	350,000	10,616
Regions Financial Corp.	1,064,400	9,409
RSC Holdings, Inc. (a)(d)	600,000	5,502
Schweitzer-Mauduit International, Inc.	125,000	7,115
Veeco Instruments, Inc. (a)	205,400	9,036
Visa, Inc. Class A	100,000	9,023
Wells Fargo & Co.	540,000	17,879
TOTAL UNITED STATES OF AMERICA		305,003
TOTAL COMMON STOCKS (Cost $3,651,713)		4,139,909
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	350,100	6,587
Volkswagen AG (d)	150,000	14,417
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,084)		21,004
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	74,642,632	$ 74,643
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	335,612,162	335,612
TOTAL MONEY MARKET FUNDS (Cost $410,255)		410,255
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $4,080,052)		4,571,168
NET OTHER ASSETS - (6.4)%		(272,993)
NET ASSETS - 100%		$ 4,298,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $609,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	794
Total	$ 859
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 783,046	$ 170,260	$ 612,786	$ -
Japan	640,135	199,658	440,477	-
France	372,206	81,009	291,197	-
Germany	306,626	74,340	232,286	-
United States of America	305,003	305,003	-	-
Switzerland	304,163	49,239	254,924	-
Spain	170,829	121,876	48,953	-
Canada	170,407	170,383	-	24
Netherlands	137,450	67,584	69,866	-
Other	971,048	275,440	695,608	-
Money Market Funds	410,255	410,255	-	-
Total Investments in Securities:	$ 4,571,168	$ 1,925,047	$ 2,646,097	$ 24
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $3,733,365,000 of which $465,079,000 and $3,268,286,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $318,108) - See accompanying schedule: Unaffiliated issuers (cost $3,669,797)	$ 4,160,913
Fidelity Central Funds (cost $410,255)	410,255
Total Investments (cost $4,080,052)		$ 4,571,168
Foreign currency held at value (cost $12,089)		12,107
Receivable for investments sold		183,486
Receivable for fund shares sold		11,577
Dividends receivable		17,612
Distributions receivable from Fidelity Central Funds		442
Prepaid expenses		8
Other receivables		527
Total assets		4,796,927

Liabilities
Payable to custodian bank	$ 466
Payable for investments purchased	134,256
Payable for fund shares redeemed	20,884
Accrued management fee	2,649
Distribution fees payable	1,187
Other affiliated payables	1,091
Other payables and accrued expenses	2,607
Collateral on securities loaned, at value	335,612
Total liabilities		498,752

Net Assets		$ 4,298,175
Net Assets consist of:
Paid in capital		$ 7,210,720
Undistributed net investment income		12,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,413,464)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		488,601
Net Assets		$ 4,298,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,473,827 ÷ 100,319 shares)	$ 14.69

Maximum offering price per share (100/94.25 of $14.69)	$ 15.59
Class T: Net Asset Value and redemption price per share ($711,703 ÷ 48,867 shares)	$ 14.56

Maximum offering price per share (100/96.50 of $14.56)	$ 15.09
Class B: Net Asset Value and offering price per share ($175,563 ÷ 12,481 shares)A	$ 14.07

Class C: Net Asset Value and offering price per share ($460,201 ÷ 32,617 shares)A	$ 14.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,476,881 ÷ 98,995 shares)	$ 14.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 52,881
Interest		3
Income from Fidelity Central Funds		859
		53,743
Less foreign taxes withheld		(4,374)
Total income		49,369

Expenses
Management fee	$ 16,390
Transfer agent fees	6,017
Distribution fees	7,400
Accounting and security lending fees	785
Custodian fees and expenses	415
Independent trustees' compensation	13
Registration fees	124
Audit	72
Legal	16
Miscellaneous	40
Total expenses before reductions	31,272
Expense reductions	(500)	30,772
Net investment income (loss)		18,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,740)	354,366
Foreign currency transactions	(1,028)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		353,343
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,694)	(159,736)
Assets and liabilities in foreign currencies	(395)
Total change in net unrealized appreciation (depreciation)		(160,131)
Net gain (loss)		193,212
Net increase (decrease) in net assets resulting from operations		$ 211,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,597	$ 66,036
Net realized gain (loss)	353,343	(3,113,043)
Change in net unrealized appreciation (depreciation)	(160,131)	3,684,384
Net increase (decrease) in net assets resulting from operations	211,809	637,377
Distributions to shareholders from net investment income	(59,773)	(208,554)
Distributions to shareholders from net realized gain	(3,252)	-
Total distributions	(63,025)	(208,554)
Share transactions - net increase (decrease)	(577,135)	(1,890,462)
Redemption fees	63	327
Total increase (decrease) in net assets	(428,288)	(1,461,312)

Net Assets
Beginning of period	4,726,463	6,187,775
End of period (including undistributed net investment income of $12,318 and undistributed net investment income of $53,494, respectively)	$ 4,298,175	$ 4,726,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30	$ 16.97
Income from Investment Operations
Net investment income (loss) E	.06	.17	.36	.31	.30	.19
Net realized and unrealized gain (loss)	.58	1.96	(11.15)	4.69	3.91	3.27
Total from investment operations	.64	2.13	(10.79)	5.00	4.21	3.46
Distributions from net investment income	(.19)	(.45)	(.24)	(.23)	(.14)	(.05)
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.20)	(.45)	(3.26)	(1.80)	(1.09)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.69	$ 14.25	$ 12.57	$ 26.62	$ 23.42	$ 20.30
Total Return B, C, D	4.49%	18.16%	(45.95)%	22.76%	21.54%	20.50%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.31% A	1.34%	1.26%	1.25%	1.26%	1.27%
Expenses net of fee waivers, if any	1.31% A	1.34%	1.26%	1.25%	1.26%	1.27%
Expenses net of all reductions	1.29% A	1.31%	1.22%	1.21%	1.20%	1.20%
Net investment income (loss)	.84% A	1.43%	1.80%	1.26%	1.33%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,474	$ 1,662	$ 2,004	$ 5,774	$ 4,694	$ 2,792
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12	$ 16.82
Income from Investment Operations
Net investment income (loss) E	.05	.14	.31	.25	.25	.15
Net realized and unrealized gain (loss)	.57	1.94	(11.01)	4.63	3.89	3.23
Total from investment operations	.62	2.08	(10.70)	4.88	4.14	3.38
Distributions from net investment income	(.16)	(.39)	(.16)	(.18)	(.14)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.17)	(.39)	(3.18)	(1.75)	(1.09)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.56	$ 14.11	$ 12.42	$ 26.30	$ 23.17	$ 20.12
Total Return B, C, D	4.36%	17.84%	(46.04)%	22.43%	21.33%	20.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.58%	1.49%	1.47%	1.48%	1.51%
Expenses net of fee waivers, if any	1.54% A	1.58%	1.49%	1.47%	1.48%	1.51%
Expenses net of all reductions	1.52% A	1.55%	1.44%	1.43%	1.42%	1.45%
Net investment income (loss)	.62% A	1.19%	1.57%	1.04%	1.12%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 712	$ 832	$ 1,110	$ 3,569	$ 3,609	$ 2,420
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60	$ 16.46
Income from Investment Operations
Net investment income (loss) E	- I	.08	.18	.10	.10	.02
Net realized and unrealized gain (loss)	.56	1.88	(10.62)	4.50	3.79	3.16
Total from investment operations	.56	1.96	(10.44)	4.60	3.89	3.18
Distributions from net investment income	(.09)	(.30)	(.03)	(.05)	(.08)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.04)
Total distributions	(.10)	(.30)	(3.05)	(1.62)	(1.03)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.07	$ 13.61	$ 11.95	$ 25.44	$ 22.46	$ 19.60
Total Return B, C, D	4.12%	17.25%	(46.39)%	21.73%	20.55%	19.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10% A	2.10%	2.08%	2.08%	2.12%	2.16%
Expenses net of fee waivers, if any	2.10% A	2.10%	2.08%	2.08%	2.12%	2.16%
Expenses net of all reductions	2.07% A	2.07%	2.04%	2.04%	2.06%	2.10%
Net investment income (loss)	.06% A	.67%	.97%	.42%	.48%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 176	$ 191	$ 221	$ 559	$ 508	$ 351
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65	$ 16.48
Income from Investment Operations
Net investment income (loss) E	.01	.08	.20	.12	.12	.04
Net realized and unrealized gain (loss)	.56	1.89	(10.64)	4.50	3.79	3.17
Total from investment operations	.57	1.97	(10.44)	4.62	3.91	3.21
Distributions from net investment income	(.10)	(.30)	(.06)	(.08)	(.08)	-
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.04)
Total distributions	(.11)	(.30)	(3.08)	(1.65)	(1.03)	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.11	$ 13.65	$ 11.98	$ 25.50	$ 22.53	$ 19.65
Total Return B, C, D	4.12%	17.24%	(46.33)%	21.81%	20.62%	19.51%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.09%	2.01%	2.00%	2.02%	2.05%
Expenses net of fee waivers, if any	2.05% A	2.09%	2.01%	2.00%	2.02%	2.05%
Expenses net of all reductions	2.03% A	2.06%	1.97%	1.96%	1.96%	1.99%
Net investment income (loss)	.11% A	.68%	1.04%	.51%	.57%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 460	$ 502	$ 618	$ 1,673	$ 1,395	$ 758
Portfolio turnover rate G	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56	$ 17.18
Income from Investment Operations
Net investment income (loss) D	.09	.21	.41	.38	.37	.25
Net realized and unrealized gain (loss)	.59	1.98	(11.34)	4.76	3.98	3.30
Total from investment operations	.68	2.19	(10.93)	5.14	4.35	3.55
Distributions from net investment income	(.23)	(.52)	(.30)	(.29)	(.18)	(.09)
Distributions from net realized gain	(.01)	-	(3.02)	(1.57)	(.95)	(.08)
Total distributions	(.24)	(.52)	(3.32)	(1.86)	(1.13)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 14.92	$ 14.48	$ 12.81	$ 27.06	$ 23.78	$ 20.56
Total Return B, C	4.68%	18.45%	(45.79)%	23.07%	21.96%	20.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.98% A	1.07%	.99%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.98% A	1.07%	.99%	.98%	.97%	.97%
Expenses net of all reductions	.96% A	1.04%	.94%	.94%	.92%	.91%
Net investment income (loss)	1.17% A	1.70%	2.07%	1.53%	1.62%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$ 1,477	$ 1,540	$ 2,235	$ 5,266	$ 4,220	$ 2,213
Portfolio turnover rate F	54% A	92%	88%	105%	83%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 725,761
Gross unrealized depreciation	(257,739)
Net unrealized appreciation (depreciation)	$ 468,022
Tax cost	$ 4,103,146

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,194,085 and $1,839,452, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,998	$ 43
Class T	.25%	.25%	2,006	13
Class B	.75%	.25%	939	707
Class C	.75%	.25%	2,457	122
			$ 7,400	$ 885

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88
Class T	25
Class B*	207
Class C*	8
$ 328

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,322.29
Class T	1,070.27
Class B	305.32
Class C	680.28
Institutional Class	1,640.21
	$ 6,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,423.45%		$ -*

* Amount represents less than $1,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $794.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $500 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 21,908	$ 68,117
Class T	9,175	33,086
Class B	1,280	5,353
Class C	3,424	14,560
Institutional Class	23,986	87,438
Total	$ 59,773	$ 208,554
From net realized gain
Class A	$ 1,135	$ -
Class T	581	-
Class B	138	-
Class C	360	-
Institutional Class	1,038	-
Total	$ 3,252	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	7,010	21,418	$ 103,351	$ 253,623
Reinvestment of distributions	1,361	5,430	20,356	57,665
Shares redeemed	(24,642)	(69,599)	(363,068)	(816,403)
Net increase (decrease)	(16,271)	(42,751)	$ (239,365)	$ (505,115)
Class T
Shares sold	3,692	8,679	$ 53,978	$ 101,272
Reinvestment of distributions	636	2,991	9,432	31,524
Shares redeemed	(14,404)	(42,114)	(209,566)	(489,737)
Net increase (decrease)	(10,076)	(30,444)	$ (146,156)	$ (356,941)
Class B
Shares sold	417	830	$ 5,894	$ 9,528
Reinvestment of distributions	88	460	1,270	4,698
Shares redeemed	(2,072)	(5,692)	(29,234)	(63,258)
Net increase (decrease)	(1,567)	(4,402)	$ (22,070)	$ (49,032)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	1,080	2,588	$ 15,294	$ 29,408
Reinvestment of distributions	201	1,031	2,898	10,558
Shares redeemed	(5,454)	(18,446)	(77,094)	(204,594)
Net increase (decrease)	(4,173)	(14,827)	$ (58,902)	$ (164,628)
Institutional Class
Shares sold	13,556	29,717	$ 201,543	$ 339,054
Reinvestment of distributions	1,330	5,968	20,174	64,270
Shares redeemed	(22,201)	(103,818)	(332,359)	(1,218,070)
Net increase (decrease)	(7,315)	(68,133)	$ (110,642)	$ (814,746)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0610
1.784872.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.44%
Actual		$ 1,000.00	$ 1,128.20	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.75%
Actual		$ 1,000.00	$ 1,126.50	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,123.40	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.18%
Actual		$ 1,000.00	$ 1,124.30	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,129.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	3.5	3.9
China Mobile (Hong Kong) Ltd.	3.0	1.6
Infosys Technologies Ltd.	1.9	1.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.9	1.9
China Construction Bank Corp. (H Shares)	1.9	2.6
CNOOC Ltd.	1.8	1.3
Industrial & Commercial Bank of China Ltd. (H Shares)	1.7	2.5
China Life Insurance Co. Ltd. (H Shares)	1.7	2.6
POSCO	1.6	1.3
Bajaj Auto Ltd.	1.4	0.8
	20.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	39.5
Information Technology	21.5	22.9
Industrials	9.4	8.8
Consumer Discretionary	8.9	10.2
Materials	7.1	7.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 95.7%	Stocks 96.0%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.0%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 0.1%
Wesfarmers Ltd.	17,600	$ 471,681
Bermuda - 1.7%
Beijing Enterprises Water Group Ltd. (a)	1,004,000	396,290
CNPC (Hong Kong) Ltd.	1,000,000	1,325,361
Genpact Ltd. (a)	8,000	135,040
Huabao International Holdings Ltd.	1,377,000	1,591,479
Noble Group Ltd.	666,000	1,444,479
Orient Overseas International Ltd.	132,500	1,007,714
TOTAL BERMUDA		5,900,363
Canada - 0.2%
Niko Resources Ltd.	7,700	843,727
Cayman Islands - 3.9%
Agile Property Holdings Ltd.	924,000	1,070,523
BaWang International (Group) Holding Ltd. (d)	2,464,000	1,813,660
Bosideng International Holdings Ltd.	1,596,000	441,363
Central China Real Estate Ltd.	2,220,000	550,876
Chaoda Modern Agriculture (Holdings) Ltd.	1,100,000	1,257,630
Daphne International Holdings Ltd.	820,000	847,058
Hengan International Group Co. Ltd.	156,500	1,201,432
Hidili Industry International Development Ltd. (a)	381,000	415,261
JA Solar Holdings Co. Ltd. ADR (a)	96,980	592,548
Kingboard Chemical Holdings Ltd.	208,000	1,115,116
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	20,800	34,127
Kingdee International Software Group Co. Ltd.	1,784,000	685,921
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	106,300	505,988
Mindray Medical International Ltd. sponsored ADR (d)	21,300	813,660
Perfect World Co. Ltd. sponsored ADR Class B (a)	16,600	555,602
TCC International Holdings Ltd.	802,000	310,759
Trina Solar Ltd. ADR (a)	23,800	615,706
Xinao Gas Holdings Ltd.	252,000	760,511
TOTAL CAYMAN ISLANDS		13,587,741
China - 14.1%
Air China Ltd. (H Shares) (a)	682,000	753,609
Baidu.com, Inc. sponsored ADR (a)	1,100	758,230
Bank of China Ltd. (H Shares)	4,667,000	2,402,487
Bank of Communications Co. Ltd. (H Shares)	1,738,000	1,979,412
BYD Co. Ltd. (H Shares) (a)	133,500	1,185,340
China BlueChemical Ltd. (H shares)	222,000	137,258
China Communications Services Corp. Ltd. (H Shares)	3,008,000	1,510,253
China Construction Bank Corp. (H Shares)	7,983,000	6,482,734
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	1,296,000	$ 5,839,776
China Merchants Bank Co. Ltd. (H Shares)	1,125,000	2,757,878
China Shenhua Energy Co. Ltd. (H Shares)	576,500	2,473,815
China Yurun Food Group Ltd.	544,000	1,649,608
Dalian Port (PDA) Co. Ltd. (H Shares)	206,000	94,821
Digital China Holdings Ltd. (H Shares)	586,000	862,599
Dongfeng Motor Group Co. Ltd. (H Shares)	1,124,000	1,596,349
Harbin Power Equipment Co. Ltd. (H Shares)	822,000	643,171
Industrial & Commercial Bank of China Ltd. (H Shares)	8,394,000	6,117,907
Jiangsu Expressway Co. Ltd. (H Shares)	1,374,000	1,290,111
Minth Group Ltd.	274,000	385,581
Nine Dragons Paper (Holdings) Ltd.	528,000	890,672
PetroChina Co. Ltd. (H Shares)	2,602,000	2,996,352
Shenzhou International Group Holdings Ltd.	349,000	459,184
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	34,795	300,629
Tencent Holdings Ltd.	73,400	1,517,912
Yantai Changyu Pioneer Wine Co. (B Shares)	265,740	2,262,360
Yanzhou Coal Mining Co. Ltd. (H Shares)	688,000	1,913,769
TOTAL CHINA		49,261,817
Hong Kong - 13.4%
ASM Pacific Technology Ltd.	74,600	703,374
Cathay Pacific Airways Ltd.	727,000	1,514,351
China Agri-Industries Holding Ltd.	661,000	866,000
China Everbright Ltd.	156,000	384,691
China Mobile (Hong Kong) Ltd.	1,070,500	10,479,107
China Resources Power Holdings Co. Ltd.	816,000	1,654,248
CLP Holdings Ltd.	388,000	2,718,070
CNOOC Ltd.	3,552,500	6,248,707
Guangdong Investment Ltd.	2,618,000	1,357,692
Henderson Land Development Co. Ltd.	229,000	1,443,349
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	45,800	26,071
Hongkong Land Holdings Ltd.	219,000	1,158,506
Hutchison Whampoa Ltd.	398,000	2,731,498
Industrial & Commercial Bank of China (Asia) Ltd.	411,000	1,022,454
Lenovo Group Ltd.	1,976,000	1,456,725
Link (REIT)	626,500	1,536,959
New World Development Co. Ltd.	1,027,000	1,821,589
PCCW Ltd.	3,812,000	1,152,370
Sa Sa International Holdings Ltd.	252,000	210,246
Shanghai Industrial Holdings Ltd.	300,000	1,296,137
Shenzhen Investment Ltd.	1,680,000	510,776
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd. (a)	2,780,000	$ 498,021
Sino Land Co.	453,071	813,064
Sun Hung Kai Properties Ltd.	53,000	734,790
Swire Pacific Ltd. (A Shares)	211,000	2,446,520
Wharf Holdings Ltd.	414,000	2,239,026
TOTAL HONG KONG		47,024,341
India - 11.5%
Bajaj Auto Ltd.	106,463	5,026,686
Bank of Baroda	44,550	686,431
Bharat Heavy Electricals Ltd.	31,032	1,734,200
Cadila Healthcare Ltd.	27,322	344,529
Crompton Greaves Ltd.	85,485	507,601
Ess Dee Aluminium Ltd.	45,833	506,057
Geodesic Ltd.	62,545	158,930
HDFC Bank Ltd.	53,370	2,381,126
Housing Development and Infrastructure Ltd. (a)	90,446	544,186
Housing Development Finance Corp. Ltd.	43,347	2,733,678
ICICI Bank Ltd.	47,575	1,011,025
ICSA (India) Ltd.	45,411	140,490
Infosys Technologies Ltd.	109,458	6,693,743
Infotech Enterprises Ltd.	29,961	262,527
JSW Steel Ltd.	20,629	565,505
LIC Housing Finance Ltd.	131,151	2,809,563
Patni Computer Systems Ltd.	56,573	677,126
Reliance Industries Ltd.	149,167	3,456,082
Rural Electrification Corp. Ltd. (a)	204,332	1,162,157
Tata Consultancy Services Ltd.	270,213	4,641,110
Tata Steel Ltd.	52,279	722,677
Titan Industries Ltd.	36,444	1,740,929
Zee Entertainment Enterprises Ltd.	249,627	1,700,763
TOTAL INDIA		40,207,121
Indonesia - 2.7%
PT Adaro Energy Tbk	3,861,000	925,636
PT Astra International Tbk	391,500	2,023,438
PT Bank Rakyat Indonesia Tbk	2,705,000	2,647,963
PT BISI International Tbk (a)	2,542,500	504,640
PT Bumi Resources Tbk	3,978,000	1,021,084
PT Indofood Sukses Makmur Tbk	1,125,000	480,056
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	511,500	541,296
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Semen Gresik Tbk	975,000	$ 878,094
PT XL Axiata Tbk (a)	892,000	363,750
TOTAL INDONESIA		9,385,957
Korea (South) - 19.9%
Amorepacific Corp.	1,542	1,164,517
Busan Bank	126,780	1,349,075
Cheil Worldwide, Inc.	4,150	1,306,585
CJ Corp.	23,650	1,366,476
Daegu Bank Co. Ltd.	105,530	1,394,632
Daehan Steel Co. Ltd.	20,760	210,155
Doosan Construction & Engineering Co. Ltd.	69,360	340,858
Duksan Hi-Metal Co. Ltd. (a)	104,294	1,670,949
GS Holdings Corp.	26,320	915,381
Halla Climate Control Co.	49,180	660,078
Hana Financial Group, Inc.	48,490	1,508,018
Hanwha Corp.	19,860	734,334
Honam Petrochemical Corp.	7,631	989,134
Hynix Semiconductor, Inc. (a)	99,740	2,524,127
Hyundai Department Store Co. Ltd.	17,042	1,523,180
Hyundai Engineering & Construction Co. Ltd.	37,540	1,812,729
Hyundai H&S Co. Ltd.	10,332	893,856
Hyundai Heavy Industries Co. Ltd.	7,952	1,799,515
Hyundai Mobis	14,337	2,379,278
Hyundai Motor Co.	36,987	4,510,212
Hyundai Steel Co.	16,910	1,378,808
Industrial Bank of Korea	148,630	2,066,588
KCC Corp.	2,525	709,759
Kia Motors Corp.	66,350	1,618,716
Korea Gas Corp.	17,110	689,194
Korea Zinc Co. Ltd.	4,395	764,928
Kyeryong Construction Industrial Co. Ltd.	11,900	166,781
LG Corp.	28,787	1,962,560
LG Display Co. Ltd.	72,070	3,064,612
LIG Non-Life Insurance Co. Ltd.	31,040	616,382
Lotte Shopping Co. Ltd.	2,936	832,628
NCsoft Corp.	8,275	1,230,122
NHN Corp. (a)	13,332	2,222,437
POSCO	12,438	5,576,860
Samsung Electronics Co. Ltd.	15,961	12,134,116
Shinhan Financial Group Co. Ltd.	109,299	4,648,692
Common Stocks - continued
	Shares	Value
Korea (South) - continued
STX Pan Ocean Co. Ltd. (Korea)	47,100	$ 554,618
Tong Yang Securities, Inc.	64,660	553,574
TOTAL KOREA (SOUTH)		69,844,464
Malaysia - 2.5%
AMMB Holdings Bhd	571,500	887,081
Axiata Group Bhd	587,000	714,724
Bumiputra-Commerce Holdings Bhd	512,600	2,269,078
Genting Malaysia Bhd	1,594,500	1,438,975
KLCC Property Holdings Bhd	239,100	240,709
Lafarge Malayan Cement Bhd	153,600	323,765
Malayan Banking Bhd	1,024,800	2,445,996
Top Glove Corp. Bhd	136,200	540,783
TOTAL MALAYSIA		8,861,111
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,942,000	1,242,771
Philippines - 0.1%
Banco de Oro Universal Bank	569,000	537,034
Singapore - 7.4%
Ascendas Real Estate Investment Trust (A-REIT)	937,000	1,308,183
CapitaLand Ltd.	377,000	1,018,362
Ezra Holdings Ltd.	140,000	209,151
Jardine Cycle & Carriage Ltd.	53,000	1,165,317
Keppel Corp. Ltd.	439,000	3,114,911
Keppel Land Ltd.	267,000	719,614
Neptune Orient Lines Ltd.	532,000	834,499
Oversea-Chinese Banking Corp. Ltd.	590,792	3,752,063
Parkway Holdings Ltd.	272,000	665,789
Raffles Medical Group Ltd.	349,000	435,863
SembCorp Industries Ltd.	531,000	1,615,090
SembCorp Marine Ltd.	337,000	1,031,229
Singapore Airlines Ltd.	111,000	1,218,637
Singapore Telecommunications Ltd.	1,738,000	3,833,656
United Overseas Bank Ltd.	260,000	3,803,780
Wing Tai Holdings Ltd.	491,000	644,770
Yanlord Land Group Ltd.	363,000	448,314
TOTAL SINGAPORE		25,819,228
Taiwan - 13.7%
Alpha Networks, Inc.	252,000	242,532
AU Optronics Corp.	2,672,830	3,080,871
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cando Corp. (a)	188,339	$ 165,212
Chicony Electronics Co. Ltd.	255,000	673,231
China Steel Corp.	2,494,384	2,655,357
Chinatrust Financial Holding Co. Ltd.	3,428,245	1,936,952
Chroma ATE, Inc.	563,000	1,205,397
Compal Electronics, Inc.	1,363,000	1,895,061
Delta Electronics, Inc.	605,000	2,006,258
Farglory Land Development Co. Ltd.	176,000	373,738
Formosa Plastics Corp.	1,512,000	3,360,519
Foxconn Technology Co. Ltd.	278,000	1,150,226
Fubon Financial Holding Co. Ltd. (a)	2,423,000	2,955,057
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,395,822	6,555,445
Huaku Development Co. Ltd.	335,000	912,732
Hung Poo Real Estate Development Co. Ltd.	350,000	463,445
Inotera Memories, Inc. (a)	894,000	631,277
Insyde Software Corp.	96,000	362,376
King Slide Works Co. Ltd.	57,000	333,499
Kinsus Interconnect Technology Corp.	195,000	506,233
Largan Precision Co. Ltd.	71,000	1,171,340
Macronix International Co. Ltd.	2,221,000	1,477,460
MediaTek, Inc.	68,274	1,156,498
Nan Ya Plastics Corp.	387,000	811,715
Nan Ya Printed Circuit Board Corp.	86,000	358,988
Novatek Microelectronics Corp.	206,000	706,404
Powertech Technology, Inc.	310,000	1,106,218
Quanta Computer, Inc.	889,550	1,672,792
Taishin Financial Holdings Co. Ltd. (a)	5,096,000	1,967,193
Taiwan Semiconductor Manufacturing Co. Ltd.	1,827,393	3,577,875
Tripod Technology Corp.	187,000	642,753
U-Ming Marine Transport Corp.	326,000	673,561
Wistron Corp.	686,000	1,318,633
TOTAL TAIWAN		48,106,848
Thailand - 3.4%
Advanced Info Service PCL (For. Reg.)	323,600	751,905
Bangkok Bank Ltd. PCL (For. Reg.)	387,900	1,421,841
C.P. Seven Eleven PCL	688,100	585,715
Electricity Generating PCL unit	480,800	1,181,553
Kasikornbank PCL (For. Reg.)	348,900	1,008,749
National Finance PCL (For. Reg.)	1,572,400	1,094,865
PTT Aromatics & Refining PLC	756,100	643,597
Quality Houses PCL	9,754,700	640,323
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	216,900	$ 1,801,381
Siam Commercial Bank PCL (For. Reg.)	431,500	1,085,341
Supalai PCL (For. Reg.)	2,140,000	485,755
TICON Industrial Connection PCL (For. Reg.)	1,449,600	420,196
Total Access Communication PCL unit	749,500	779,199
TOTAL THAILAND		11,900,420
United Kingdom - 0.7%
HSBC Holdings PLC (Hong Kong)	234,400	2,393,624
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	13,300	120,897
TOTAL COMMON STOCKS (Cost $276,099,656)		335,509,145
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.21% (b)	14,031,047	14,031,047
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,711,545	1,711,545
TOTAL MONEY MARKET FUNDS (Cost $15,742,592)		15,742,592
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $291,842,248)		351,251,737
NET OTHER ASSETS - (0.2)%		(758,806)
NET ASSETS - 100%		$ 350,492,931
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,735
Fidelity Securities Lending Cash Central Fund	23,391
Total	$ 30,126
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 69,844,464	$ -	$ 67,644,023	$ 2,200,441
China	49,261,817	1,058,859	48,202,958	-
Taiwan	48,106,848	-	48,106,848	-
Hong Kong	47,024,341	-	47,024,341	-
India	40,207,121	-	40,207,121	-
Singapore	25,819,228	-	25,819,228	-
Cayman Islands	13,587,741	3,083,504	10,504,237	-
Thailand	11,900,420	-	11,900,420	-
Indonesia	9,385,957	-	9,385,957	-
Other	20,371,208	1,636,698	18,734,510	-
Money Market Funds	15,742,592	15,742,592	-	-
Total Investments in Securities:	$ 351,251,737	$ 21,521,653	$ 327,529,643	$ 2,200,441
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	577,643
Cost of Purchases	1,622,798
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,200,441
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 577,643

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $31,099,467 of which $24,592,822 and $6,506,645 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,623,130) - See accompanying schedule: Unaffiliated issuers (cost $276,099,656)	$ 335,509,145
Fidelity Central Funds (cost $15,742,592)	15,742,592
Total Investments (cost $291,842,248)		$ 351,251,737
Foreign currency held at value (cost $60,259)		60,136
Receivable for fund shares sold		942,081
Dividends receivable		834,371
Distributions receivable from Fidelity Central Funds		5,610
Prepaid expenses		407
Other receivables		364,131
Total assets		353,458,473

Liabilities
Payable for investments purchased	$ 31,246
Payable for fund shares redeemed	652,324
Accrued management fee	209,200
Distribution fees payable	139,041
Other affiliated payables	87,693
Other payables and accrued expenses	134,493
Collateral on securities loaned, at value	1,711,545
Total liabilities		2,965,542

Net Assets		$ 350,492,931
Net Assets consist of:
Paid in capital		$ 291,969,969
Accumulated net investment loss		(649,043)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(246,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,418,579
Net Assets		$ 350,492,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,304,865 ÷ 5,573,615 shares)	$ 28.94

Maximum offering price per share (100/94.25 of $28.94)	$ 30.71
Class T: Net Asset Value and redemption price per share ($53,459,904 ÷ 1,888,454 shares)	$ 28.31

Maximum offering price per share (100/96.50 of $28.31)	$ 29.34
Class B: Net Asset Value and offering price per share ($27,524,678 ÷ 1,016,708 shares)A	$ 27.07

Class C: Net Asset Value and offering price per share ($71,291,559 ÷ 2,645,529 shares)A	$ 26.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,911,925 ÷ 1,245,833 shares)	$ 29.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,146,690
Income from Fidelity Central Funds		30,126
		2,176,816
Less foreign taxes withheld		(156,313)
Total income		2,020,503

Expenses
Management fee	$ 1,150,572
Transfer agent fees	437,745
Distribution fees	783,121
Accounting and security lending fees	84,383
Custodian fees and expenses	172,242
Independent trustees' compensation	865
Registration fees	64,353
Audit	40,531
Legal	778
Interest	325
Miscellaneous	1,853
Total expenses before reductions	2,736,768
Expense reductions	(90,151)	2,646,617
Net investment income (loss)		(626,114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,148,553
Foreign currency transactions	(97,665)
Total net realized gain (loss)		34,050,888
Change in net unrealized appreciation (depreciation) on: Investment securities	3,516,128
Assets and liabilities in foreign currencies	17,549
Total change in net unrealized appreciation (depreciation)		3,533,677
Net gain (loss)		37,584,565
Net increase (decrease) in net assets resulting from operations		$ 36,958,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (626,114)	$ 1,327,380
Net realized gain (loss)	34,050,888	(7,124,629)
Change in net unrealized appreciation (depreciation)	3,533,677	100,271,241
Net increase (decrease) in net assets resulting from operations	36,958,451	94,473,992
Distributions to shareholders from net investment income	(971,544)	(378,765)
Distributions to shareholders from net realized gain	(2,532,430)	-
Total distributions	(3,503,974)	(378,765)
Share transactions - net increase (decrease)	31,050,217	41,327,444
Redemption fees	36,733	52,262
Total increase (decrease) in net assets	64,541,427	135,474,933

Net Assets
Beginning of period	285,951,504	150,476,571
End of period (including accumulated net investment loss of $649,043 and undistributed net investment income of $948,615, respectively)	$ 350,492,931	$ 285,951,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96
Income from Investment Operations
Net investment income (loss) E	(.02)	.19	.19	.24	.22	.18
Net realized and unrealized gain (loss)	3.34	10.07	(18.72)	16.64	6.10	3.61
Total from investment operations	3.32	10.26	(18.53)	16.88	6.32	3.79
Distributions from net investment income	(.12)	(.05)	(.23)	(.15)	(.16)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.34)	(.05)	(3.29)	(1.83)	(1.55)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 28.94	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70
Total Return B, C, D	12.82%	65.43%	(53.66)%	80.43%	38.02%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.54%	1.50%	1.47%	1.73%	1.90%
Expenses net of fee waivers, if any	1.44% A	1.50%	1.50%	1.47%	1.50%	1.61%
Expenses net of all reductions	1.39% A	1.41%	1.41%	1.40%	1.39%	1.55%
Net investment income (loss)	(.15)% A	.94%	.73%	.88%	1.08%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,305	$ 131,564	$ 71,722	$ 152,630	$ 55,790	$ 30,782
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80
Income from Investment Operations
Net investment income (loss) E	(.06)	.14	.12	.16	.17	.14
Net realized and unrealized gain (loss)	3.27	9.86	(18.38)	16.37	6.01	3.56
Total from investment operations	3.21	10.00	(18.26)	16.53	6.18	3.70
Distributions from net investment income	(.08)	(.04)	(.14)	(.12)	(.12)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.30)	(.04)	(3.20)	(1.80)	(1.51)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 28.31	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45
Total Return B, C, D	12.65%	65.06%	(53.79)%	79.98%	37.69%	26.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.84%	1.80%	1.79%	2.07%	2.27%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.84%
Expenses net of all reductions	1.70% A	1.66%	1.66%	1.67%	1.64%	1.79%
Net investment income (loss)	(.45)% A	.69%	.48%	.61%	.83%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,460	$ 45,259	$ 25,205	$ 64,813	$ 28,850	$ 14,074
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.12)	.04	(.01)	.03	.06	.06
Net realized and unrealized gain (loss)	3.11	9.45	(17.68)	15.79	5.84	3.47
Total from investment operations	2.99	9.49	(17.69)	15.82	5.90	3.53
Distributions from net investment income	-	(.03)	-	(.03)	(.04)	-
Distributions from net realized gain	(.21)	-	(3.05)	(1.68)	(1.39)	(.05)
Total distributions	(.21)	(.03)	(3.05)	(1.71)	(1.43)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 27.07	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94
Total Return B, C, D	12.34%	64.23%	(54.01)%	79.01%	36.99%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25% A	2.32%	2.29%	2.28%	2.59%	2.75%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.35%
Expenses net of all reductions	2.20% A	2.16%	2.16%	2.17%	2.14%	2.29%
Net investment income (loss)	(.95)% A	.19%	(.02)%	.11%	.33%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,525	$ 25,750	$ 17,040	$ 40,775	$ 18,985	$ 11,504
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.11)	.04	-	.04	.06	.06
Net realized and unrealized gain (loss)	3.11	9.41	(17.63)	15.76	5.84	3.47
Total from investment operations	3.00	9.45	(17.63)	15.80	5.90	3.53
Distributions from net investment income	(.02)	(.03)	(.04)	(.05)	(.07)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.24)	(.03)	(3.10)	(1.73)	(1.46)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 26.95	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94
Total Return B, C, D	12.43%	64.21%	(54.02)%	79.05%	37.02%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.28%	2.25%	2.21%	2.46%	2.67%
Expenses net of fee waivers, if any	2.18% A	2.25%	2.25%	2.21%	2.25%	2.34%
Expenses net of all reductions	2.13% A	2.16%	2.16%	2.13%	2.14%	2.28%
Net investment income (loss)	(.88)% A	.19%	(.02)%	.14%	.33%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,292	$ 59,491	$ 30,577	$ 82,070	$ 33,047	$ 13,291
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13
Income from Investment Operations
Net investment income (loss) D	.02	.26	.27	.34	.27	.24
Net realized and unrealized gain (loss)	3.42	10.29	(19.09)	16.92	6.19	3.65
Total from investment operations	3.44	10.55	(18.82)	17.26	6.46	3.89
Distributions from net investment income	(.17)	(.05)	(.31)	(.19)	(.21)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.39)	(.05)	(3.37)	(1.87)	(1.60)	(.05)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.01	- I
Net asset value, end of period	$ 29.63	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97
Total Return B, C	12.97%	65.94%	(53.53)%	80.97%	38.28%	27.61%
Ratios to Average Net Assets E, G
Expenses before reductions	1.15% A	1.25%	1.20%	1.16%	1.41%	1.52%
Expenses net of fee waivers, if any	1.15% A	1.25%	1.20%	1.16%	1.25%	1.29%
Expenses net of all reductions	1.10% A	1.16%	1.11%	1.08%	1.14%	1.24%
Net investment income (loss)	.15% A	1.18%	1.03%	1.20%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,912	$ 23,888	$ 5,933	$ 16,300	$ 5,086	$ 4,791
Portfolio turnover rate F	144% A	91%	92% H	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,543,944
Gross unrealized depreciation	(5,497,144)
Net unrealized appreciation (depreciation)	$ 57,046,800
Tax cost	$ 294,204,937

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $247,388,200 and $224,048,358, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 185,989	$ 9,482
Class T	.25%	.25%	126,652	1,261
Class B	.75%	.25%	135,018	101,738
Class C	.75%	.25%	335,462	90,485
			$ 783,121	$ 202,966

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56,093
Class T	10,810
Class B*	36,023
Class C*	8,388
$ 111,314

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 193,708.26
Class T	82,410.32
Class B	43,615.32
Class C	83,756.25
Institutional Class	34,256.22
	$ 437,745

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,171,000.38%		$ 325

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $632 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $23,391.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	$ 1,772
Class B	2.25%	521
		$ 2,293

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,834 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 615,994	$ 205,871
Class T	138,177	65,048
Class B	-	32,430
Class C	55,860	56,716
Institutional Class	161,513	18,700
Total	$ 971,544	$ 378,765
From net realized gain
Class A	$ 1,138,813	$ -
Class T	399,983	-
Class B	223,532	-
Class C	558,596	-
Institutional Class	211,506	-
Total	$ 2,532,430	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	1,081,684	1,822,219	$ 30,281,554	$ 40,851,858
Reinvestment of distributions	54,021	11,447	1,525,557	172,610
Shares redeemed	(630,037)	(1,322,917)	(17,482,559)	(25,301,756)
Net increase (decrease)	505,668	510,749	$ 14,324,552	$ 15,722,712
Class T
Shares sold	280,599	578,954	$ 7,664,180	$ 11,921,295
Reinvestment of distributions	18,968	4,255	524,658	63,009
Shares redeemed	(193,026)	(434,633)	(5,249,980)	(8,198,583)
Net increase (decrease)	106,541	148,576	$ 2,938,858	$ 3,785,721
Class B
Shares sold	124,728	214,878	$ 3,265,388	$ 4,421,597
Reinvestment of distributions	6,691	1,834	177,369	26,200
Shares redeemed	(175,009)	(306,312)	(4,582,563)	(5,387,171)
Net increase (decrease)	(43,590)	(89,600)	$ (1,139,806)	$ (939,374)
Class C
Shares sold	473,735	985,972	$ 12,387,042	$ 20,555,792
Reinvestment of distributions	18,926	3,108	499,282	44,229
Shares redeemed	(306,021)	(601,665)	(7,856,994)	(10,608,252)
Net increase (decrease)	186,640	387,415	$ 5,029,330	$ 9,991,769
Institutional Class
Shares sold	491,216	726,101	$ 13,990,711	$ 16,617,065
Reinvestment of distributions	9,083	550	262,322	8,469
Shares redeemed	(153,318)	(196,957)	(4,355,750)	(3,858,918)
Net increase (decrease)	346,981	529,694	$ 9,897,283	$ 12,766,616

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0610
1.784873.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.44%
Actual		$ 1,000.00	$ 1,128.20	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class T	1.75%
Actual		$ 1,000.00	$ 1,126.50	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,123.40	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.18%
Actual		$ 1,000.00	$ 1,124.30	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,129.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	3.5	3.9
China Mobile (Hong Kong) Ltd.	3.0	1.6
Infosys Technologies Ltd.	1.9	1.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.9	1.9
China Construction Bank Corp. (H Shares)	1.9	2.6
CNOOC Ltd.	1.8	1.3
Industrial & Commercial Bank of China Ltd. (H Shares)	1.7	2.5
China Life Insurance Co. Ltd. (H Shares)	1.7	2.6
POSCO	1.6	1.3
Bajaj Auto Ltd.	1.4	0.8
	20.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	39.5
Information Technology	21.5	22.9
Industrials	9.4	8.8
Consumer Discretionary	8.9	10.2
Materials	7.1	7.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 95.7%	Stocks 96.0%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.0%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 0.1%
Wesfarmers Ltd.	17,600	$ 471,681
Bermuda - 1.7%
Beijing Enterprises Water Group Ltd. (a)	1,004,000	396,290
CNPC (Hong Kong) Ltd.	1,000,000	1,325,361
Genpact Ltd. (a)	8,000	135,040
Huabao International Holdings Ltd.	1,377,000	1,591,479
Noble Group Ltd.	666,000	1,444,479
Orient Overseas International Ltd.	132,500	1,007,714
TOTAL BERMUDA		5,900,363
Canada - 0.2%
Niko Resources Ltd.	7,700	843,727
Cayman Islands - 3.9%
Agile Property Holdings Ltd.	924,000	1,070,523
BaWang International (Group) Holding Ltd. (d)	2,464,000	1,813,660
Bosideng International Holdings Ltd.	1,596,000	441,363
Central China Real Estate Ltd.	2,220,000	550,876
Chaoda Modern Agriculture (Holdings) Ltd.	1,100,000	1,257,630
Daphne International Holdings Ltd.	820,000	847,058
Hengan International Group Co. Ltd.	156,500	1,201,432
Hidili Industry International Development Ltd. (a)	381,000	415,261
JA Solar Holdings Co. Ltd. ADR (a)	96,980	592,548
Kingboard Chemical Holdings Ltd.	208,000	1,115,116
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	20,800	34,127
Kingdee International Software Group Co. Ltd.	1,784,000	685,921
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	106,300	505,988
Mindray Medical International Ltd. sponsored ADR (d)	21,300	813,660
Perfect World Co. Ltd. sponsored ADR Class B (a)	16,600	555,602
TCC International Holdings Ltd.	802,000	310,759
Trina Solar Ltd. ADR (a)	23,800	615,706
Xinao Gas Holdings Ltd.	252,000	760,511
TOTAL CAYMAN ISLANDS		13,587,741
China - 14.1%
Air China Ltd. (H Shares) (a)	682,000	753,609
Baidu.com, Inc. sponsored ADR (a)	1,100	758,230
Bank of China Ltd. (H Shares)	4,667,000	2,402,487
Bank of Communications Co. Ltd. (H Shares)	1,738,000	1,979,412
BYD Co. Ltd. (H Shares) (a)	133,500	1,185,340
China BlueChemical Ltd. (H shares)	222,000	137,258
China Communications Services Corp. Ltd. (H Shares)	3,008,000	1,510,253
China Construction Bank Corp. (H Shares)	7,983,000	6,482,734
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	1,296,000	$ 5,839,776
China Merchants Bank Co. Ltd. (H Shares)	1,125,000	2,757,878
China Shenhua Energy Co. Ltd. (H Shares)	576,500	2,473,815
China Yurun Food Group Ltd.	544,000	1,649,608
Dalian Port (PDA) Co. Ltd. (H Shares)	206,000	94,821
Digital China Holdings Ltd. (H Shares)	586,000	862,599
Dongfeng Motor Group Co. Ltd. (H Shares)	1,124,000	1,596,349
Harbin Power Equipment Co. Ltd. (H Shares)	822,000	643,171
Industrial & Commercial Bank of China Ltd. (H Shares)	8,394,000	6,117,907
Jiangsu Expressway Co. Ltd. (H Shares)	1,374,000	1,290,111
Minth Group Ltd.	274,000	385,581
Nine Dragons Paper (Holdings) Ltd.	528,000	890,672
PetroChina Co. Ltd. (H Shares)	2,602,000	2,996,352
Shenzhou International Group Holdings Ltd.	349,000	459,184
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	34,795	300,629
Tencent Holdings Ltd.	73,400	1,517,912
Yantai Changyu Pioneer Wine Co. (B Shares)	265,740	2,262,360
Yanzhou Coal Mining Co. Ltd. (H Shares)	688,000	1,913,769
TOTAL CHINA		49,261,817
Hong Kong - 13.4%
ASM Pacific Technology Ltd.	74,600	703,374
Cathay Pacific Airways Ltd.	727,000	1,514,351
China Agri-Industries Holding Ltd.	661,000	866,000
China Everbright Ltd.	156,000	384,691
China Mobile (Hong Kong) Ltd.	1,070,500	10,479,107
China Resources Power Holdings Co. Ltd.	816,000	1,654,248
CLP Holdings Ltd.	388,000	2,718,070
CNOOC Ltd.	3,552,500	6,248,707
Guangdong Investment Ltd.	2,618,000	1,357,692
Henderson Land Development Co. Ltd.	229,000	1,443,349
Henderson Land Development Co. Ltd. warrants 12/31/49 (a)	45,800	26,071
Hongkong Land Holdings Ltd.	219,000	1,158,506
Hutchison Whampoa Ltd.	398,000	2,731,498
Industrial & Commercial Bank of China (Asia) Ltd.	411,000	1,022,454
Lenovo Group Ltd.	1,976,000	1,456,725
Link (REIT)	626,500	1,536,959
New World Development Co. Ltd.	1,027,000	1,821,589
PCCW Ltd.	3,812,000	1,152,370
Sa Sa International Holdings Ltd.	252,000	210,246
Shanghai Industrial Holdings Ltd.	300,000	1,296,137
Shenzhen Investment Ltd.	1,680,000	510,776
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd. (a)	2,780,000	$ 498,021
Sino Land Co.	453,071	813,064
Sun Hung Kai Properties Ltd.	53,000	734,790
Swire Pacific Ltd. (A Shares)	211,000	2,446,520
Wharf Holdings Ltd.	414,000	2,239,026
TOTAL HONG KONG		47,024,341
India - 11.5%
Bajaj Auto Ltd.	106,463	5,026,686
Bank of Baroda	44,550	686,431
Bharat Heavy Electricals Ltd.	31,032	1,734,200
Cadila Healthcare Ltd.	27,322	344,529
Crompton Greaves Ltd.	85,485	507,601
Ess Dee Aluminium Ltd.	45,833	506,057
Geodesic Ltd.	62,545	158,930
HDFC Bank Ltd.	53,370	2,381,126
Housing Development and Infrastructure Ltd. (a)	90,446	544,186
Housing Development Finance Corp. Ltd.	43,347	2,733,678
ICICI Bank Ltd.	47,575	1,011,025
ICSA (India) Ltd.	45,411	140,490
Infosys Technologies Ltd.	109,458	6,693,743
Infotech Enterprises Ltd.	29,961	262,527
JSW Steel Ltd.	20,629	565,505
LIC Housing Finance Ltd.	131,151	2,809,563
Patni Computer Systems Ltd.	56,573	677,126
Reliance Industries Ltd.	149,167	3,456,082
Rural Electrification Corp. Ltd. (a)	204,332	1,162,157
Tata Consultancy Services Ltd.	270,213	4,641,110
Tata Steel Ltd.	52,279	722,677
Titan Industries Ltd.	36,444	1,740,929
Zee Entertainment Enterprises Ltd.	249,627	1,700,763
TOTAL INDIA		40,207,121
Indonesia - 2.7%
PT Adaro Energy Tbk	3,861,000	925,636
PT Astra International Tbk	391,500	2,023,438
PT Bank Rakyat Indonesia Tbk	2,705,000	2,647,963
PT BISI International Tbk (a)	2,542,500	504,640
PT Bumi Resources Tbk	3,978,000	1,021,084
PT Indofood Sukses Makmur Tbk	1,125,000	480,056
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	511,500	541,296
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Semen Gresik Tbk	975,000	$ 878,094
PT XL Axiata Tbk (a)	892,000	363,750
TOTAL INDONESIA		9,385,957
Korea (South) - 19.9%
Amorepacific Corp.	1,542	1,164,517
Busan Bank	126,780	1,349,075
Cheil Worldwide, Inc.	4,150	1,306,585
CJ Corp.	23,650	1,366,476
Daegu Bank Co. Ltd.	105,530	1,394,632
Daehan Steel Co. Ltd.	20,760	210,155
Doosan Construction & Engineering Co. Ltd.	69,360	340,858
Duksan Hi-Metal Co. Ltd. (a)	104,294	1,670,949
GS Holdings Corp.	26,320	915,381
Halla Climate Control Co.	49,180	660,078
Hana Financial Group, Inc.	48,490	1,508,018
Hanwha Corp.	19,860	734,334
Honam Petrochemical Corp.	7,631	989,134
Hynix Semiconductor, Inc. (a)	99,740	2,524,127
Hyundai Department Store Co. Ltd.	17,042	1,523,180
Hyundai Engineering & Construction Co. Ltd.	37,540	1,812,729
Hyundai H&S Co. Ltd.	10,332	893,856
Hyundai Heavy Industries Co. Ltd.	7,952	1,799,515
Hyundai Mobis	14,337	2,379,278
Hyundai Motor Co.	36,987	4,510,212
Hyundai Steel Co.	16,910	1,378,808
Industrial Bank of Korea	148,630	2,066,588
KCC Corp.	2,525	709,759
Kia Motors Corp.	66,350	1,618,716
Korea Gas Corp.	17,110	689,194
Korea Zinc Co. Ltd.	4,395	764,928
Kyeryong Construction Industrial Co. Ltd.	11,900	166,781
LG Corp.	28,787	1,962,560
LG Display Co. Ltd.	72,070	3,064,612
LIG Non-Life Insurance Co. Ltd.	31,040	616,382
Lotte Shopping Co. Ltd.	2,936	832,628
NCsoft Corp.	8,275	1,230,122
NHN Corp. (a)	13,332	2,222,437
POSCO	12,438	5,576,860
Samsung Electronics Co. Ltd.	15,961	12,134,116
Shinhan Financial Group Co. Ltd.	109,299	4,648,692
Common Stocks - continued
	Shares	Value
Korea (South) - continued
STX Pan Ocean Co. Ltd. (Korea)	47,100	$ 554,618
Tong Yang Securities, Inc.	64,660	553,574
TOTAL KOREA (SOUTH)		69,844,464
Malaysia - 2.5%
AMMB Holdings Bhd	571,500	887,081
Axiata Group Bhd	587,000	714,724
Bumiputra-Commerce Holdings Bhd	512,600	2,269,078
Genting Malaysia Bhd	1,594,500	1,438,975
KLCC Property Holdings Bhd	239,100	240,709
Lafarge Malayan Cement Bhd	153,600	323,765
Malayan Banking Bhd	1,024,800	2,445,996
Top Glove Corp. Bhd	136,200	540,783
TOTAL MALAYSIA		8,861,111
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,942,000	1,242,771
Philippines - 0.1%
Banco de Oro Universal Bank	569,000	537,034
Singapore - 7.4%
Ascendas Real Estate Investment Trust (A-REIT)	937,000	1,308,183
CapitaLand Ltd.	377,000	1,018,362
Ezra Holdings Ltd.	140,000	209,151
Jardine Cycle & Carriage Ltd.	53,000	1,165,317
Keppel Corp. Ltd.	439,000	3,114,911
Keppel Land Ltd.	267,000	719,614
Neptune Orient Lines Ltd.	532,000	834,499
Oversea-Chinese Banking Corp. Ltd.	590,792	3,752,063
Parkway Holdings Ltd.	272,000	665,789
Raffles Medical Group Ltd.	349,000	435,863
SembCorp Industries Ltd.	531,000	1,615,090
SembCorp Marine Ltd.	337,000	1,031,229
Singapore Airlines Ltd.	111,000	1,218,637
Singapore Telecommunications Ltd.	1,738,000	3,833,656
United Overseas Bank Ltd.	260,000	3,803,780
Wing Tai Holdings Ltd.	491,000	644,770
Yanlord Land Group Ltd.	363,000	448,314
TOTAL SINGAPORE		25,819,228
Taiwan - 13.7%
Alpha Networks, Inc.	252,000	242,532
AU Optronics Corp.	2,672,830	3,080,871
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cando Corp. (a)	188,339	$ 165,212
Chicony Electronics Co. Ltd.	255,000	673,231
China Steel Corp.	2,494,384	2,655,357
Chinatrust Financial Holding Co. Ltd.	3,428,245	1,936,952
Chroma ATE, Inc.	563,000	1,205,397
Compal Electronics, Inc.	1,363,000	1,895,061
Delta Electronics, Inc.	605,000	2,006,258
Farglory Land Development Co. Ltd.	176,000	373,738
Formosa Plastics Corp.	1,512,000	3,360,519
Foxconn Technology Co. Ltd.	278,000	1,150,226
Fubon Financial Holding Co. Ltd. (a)	2,423,000	2,955,057
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,395,822	6,555,445
Huaku Development Co. Ltd.	335,000	912,732
Hung Poo Real Estate Development Co. Ltd.	350,000	463,445
Inotera Memories, Inc. (a)	894,000	631,277
Insyde Software Corp.	96,000	362,376
King Slide Works Co. Ltd.	57,000	333,499
Kinsus Interconnect Technology Corp.	195,000	506,233
Largan Precision Co. Ltd.	71,000	1,171,340
Macronix International Co. Ltd.	2,221,000	1,477,460
MediaTek, Inc.	68,274	1,156,498
Nan Ya Plastics Corp.	387,000	811,715
Nan Ya Printed Circuit Board Corp.	86,000	358,988
Novatek Microelectronics Corp.	206,000	706,404
Powertech Technology, Inc.	310,000	1,106,218
Quanta Computer, Inc.	889,550	1,672,792
Taishin Financial Holdings Co. Ltd. (a)	5,096,000	1,967,193
Taiwan Semiconductor Manufacturing Co. Ltd.	1,827,393	3,577,875
Tripod Technology Corp.	187,000	642,753
U-Ming Marine Transport Corp.	326,000	673,561
Wistron Corp.	686,000	1,318,633
TOTAL TAIWAN		48,106,848
Thailand - 3.4%
Advanced Info Service PCL (For. Reg.)	323,600	751,905
Bangkok Bank Ltd. PCL (For. Reg.)	387,900	1,421,841
C.P. Seven Eleven PCL	688,100	585,715
Electricity Generating PCL unit	480,800	1,181,553
Kasikornbank PCL (For. Reg.)	348,900	1,008,749
National Finance PCL (For. Reg.)	1,572,400	1,094,865
PTT Aromatics & Refining PLC	756,100	643,597
Quality Houses PCL	9,754,700	640,323
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	216,900	$ 1,801,381
Siam Commercial Bank PCL (For. Reg.)	431,500	1,085,341
Supalai PCL (For. Reg.)	2,140,000	485,755
TICON Industrial Connection PCL (For. Reg.)	1,449,600	420,196
Total Access Communication PCL unit	749,500	779,199
TOTAL THAILAND		11,900,420
United Kingdom - 0.7%
HSBC Holdings PLC (Hong Kong)	234,400	2,393,624
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	13,300	120,897
TOTAL COMMON STOCKS (Cost $276,099,656)		335,509,145
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.21% (b)	14,031,047	14,031,047
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,711,545	1,711,545
TOTAL MONEY MARKET FUNDS (Cost $15,742,592)		15,742,592
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $291,842,248)		351,251,737
NET OTHER ASSETS - (0.2)%		(758,806)
NET ASSETS - 100%		$ 350,492,931
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,735
Fidelity Securities Lending Cash Central Fund	23,391
Total	$ 30,126
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 69,844,464	$ -	$ 67,644,023	$ 2,200,441
China	49,261,817	1,058,859	48,202,958	-
Taiwan	48,106,848	-	48,106,848	-
Hong Kong	47,024,341	-	47,024,341	-
India	40,207,121	-	40,207,121	-
Singapore	25,819,228	-	25,819,228	-
Cayman Islands	13,587,741	3,083,504	10,504,237	-
Thailand	11,900,420	-	11,900,420	-
Indonesia	9,385,957	-	9,385,957	-
Other	20,371,208	1,636,698	18,734,510	-
Money Market Funds	15,742,592	15,742,592	-	-
Total Investments in Securities:	$ 351,251,737	$ 21,521,653	$ 327,529,643	$ 2,200,441
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	577,643
Cost of Purchases	1,622,798
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,200,441
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 577,643

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $31,099,467 of which $24,592,822 and $6,506,645 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,623,130) - See accompanying schedule: Unaffiliated issuers (cost $276,099,656)	$ 335,509,145
Fidelity Central Funds (cost $15,742,592)	15,742,592
Total Investments (cost $291,842,248)		$ 351,251,737
Foreign currency held at value (cost $60,259)		60,136
Receivable for fund shares sold		942,081
Dividends receivable		834,371
Distributions receivable from Fidelity Central Funds		5,610
Prepaid expenses		407
Other receivables		364,131
Total assets		353,458,473

Liabilities
Payable for investments purchased	$ 31,246
Payable for fund shares redeemed	652,324
Accrued management fee	209,200
Distribution fees payable	139,041
Other affiliated payables	87,693
Other payables and accrued expenses	134,493
Collateral on securities loaned, at value	1,711,545
Total liabilities		2,965,542

Net Assets		$ 350,492,931
Net Assets consist of:
Paid in capital		$ 291,969,969
Accumulated net investment loss		(649,043)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(246,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,418,579
Net Assets		$ 350,492,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,304,865 ÷ 5,573,615 shares)	$ 28.94

Maximum offering price per share (100/94.25 of $28.94)	$ 30.71
Class T: Net Asset Value and redemption price per share ($53,459,904 ÷ 1,888,454 shares)	$ 28.31

Maximum offering price per share (100/96.50 of $28.31)	$ 29.34
Class B: Net Asset Value and offering price per share ($27,524,678 ÷ 1,016,708 shares)A	$ 27.07

Class C: Net Asset Value and offering price per share ($71,291,559 ÷ 2,645,529 shares)A	$ 26.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,911,925 ÷ 1,245,833 shares)	$ 29.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 2,146,690
Income from Fidelity Central Funds		30,126
		2,176,816
Less foreign taxes withheld		(156,313)
Total income		2,020,503

Expenses
Management fee	$ 1,150,572
Transfer agent fees	437,745
Distribution fees	783,121
Accounting and security lending fees	84,383
Custodian fees and expenses	172,242
Independent trustees' compensation	865
Registration fees	64,353
Audit	40,531
Legal	778
Interest	325
Miscellaneous	1,853
Total expenses before reductions	2,736,768
Expense reductions	(90,151)	2,646,617
Net investment income (loss)		(626,114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,148,553
Foreign currency transactions	(97,665)
Total net realized gain (loss)		34,050,888
Change in net unrealized appreciation (depreciation) on: Investment securities	3,516,128
Assets and liabilities in foreign currencies	17,549
Total change in net unrealized appreciation (depreciation)		3,533,677
Net gain (loss)		37,584,565
Net increase (decrease) in net assets resulting from operations		$ 36,958,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (626,114)	$ 1,327,380
Net realized gain (loss)	34,050,888	(7,124,629)
Change in net unrealized appreciation (depreciation)	3,533,677	100,271,241
Net increase (decrease) in net assets resulting from operations	36,958,451	94,473,992
Distributions to shareholders from net investment income	(971,544)	(378,765)
Distributions to shareholders from net realized gain	(2,532,430)	-
Total distributions	(3,503,974)	(378,765)
Share transactions - net increase (decrease)	31,050,217	41,327,444
Redemption fees	36,733	52,262
Total increase (decrease) in net assets	64,541,427	135,474,933

Net Assets
Beginning of period	285,951,504	150,476,571
End of period (including accumulated net investment loss of $649,043 and undistributed net investment income of $948,615, respectively)	$ 350,492,931	$ 285,951,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70	$ 13.96
Income from Investment Operations
Net investment income (loss) E	(.02)	.19	.19	.24	.22	.18
Net realized and unrealized gain (loss)	3.34	10.07	(18.72)	16.64	6.10	3.61
Total from investment operations	3.32	10.26	(18.53)	16.88	6.32	3.79
Distributions from net investment income	(.12)	(.05)	(.23)	(.15)	(.16)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.34)	(.05)	(3.29)	(1.83)	(1.55)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 28.94	$ 25.96	$ 15.74	$ 37.55	$ 22.48	$ 17.70
Total Return B, C, D	12.82%	65.43%	(53.66)%	80.43%	38.02%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.54%	1.50%	1.47%	1.73%	1.90%
Expenses net of fee waivers, if any	1.44% A	1.50%	1.50%	1.47%	1.50%	1.61%
Expenses net of all reductions	1.39% A	1.41%	1.41%	1.40%	1.39%	1.55%
Net investment income (loss)	(.15)% A	.94%	.73%	.88%	1.08%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,305	$ 131,564	$ 71,722	$ 152,630	$ 55,790	$ 30,782
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45	$ 13.80
Income from Investment Operations
Net investment income (loss) E	(.06)	.14	.12	.16	.17	.14
Net realized and unrealized gain (loss)	3.27	9.86	(18.38)	16.37	6.01	3.56
Total from investment operations	3.21	10.00	(18.26)	16.53	6.18	3.70
Distributions from net investment income	(.08)	(.04)	(.14)	(.12)	(.12)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.30)	(.04)	(3.20)	(1.80)	(1.51)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 28.31	$ 25.40	$ 15.43	$ 36.88	$ 22.13	$ 17.45
Total Return B, C, D	12.65%	65.06%	(53.79)%	79.98%	37.69%	26.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.84%	1.80%	1.79%	2.07%	2.27%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.84%
Expenses net of all reductions	1.70% A	1.66%	1.66%	1.67%	1.64%	1.79%
Net investment income (loss)	(.45)% A	.69%	.48%	.61%	.83%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,460	$ 45,259	$ 25,205	$ 64,813	$ 28,850	$ 14,074
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.12)	.04	(.01)	.03	.06	.06
Net realized and unrealized gain (loss)	3.11	9.45	(17.68)	15.79	5.84	3.47
Total from investment operations	2.99	9.49	(17.69)	15.82	5.90	3.53
Distributions from net investment income	-	(.03)	-	(.03)	(.04)	-
Distributions from net realized gain	(.21)	-	(3.05)	(1.68)	(1.39)	(.05)
Total distributions	(.21)	(.03)	(3.05)	(1.71)	(1.43)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 27.07	$ 24.29	$ 14.82	$ 35.55	$ 21.42	$ 16.94
Total Return B, C, D	12.34%	64.23%	(54.01)%	79.01%	36.99%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25% A	2.32%	2.29%	2.28%	2.59%	2.75%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.35%
Expenses net of all reductions	2.20% A	2.16%	2.16%	2.17%	2.14%	2.29%
Net investment income (loss)	(.95)% A	.19%	(.02)%	.11%	.33%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,525	$ 25,750	$ 17,040	$ 40,775	$ 18,985	$ 11,504
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94	$ 13.46
Income from Investment Operations
Net investment income (loss) E	(.11)	.04	-	.04	.06	.06
Net realized and unrealized gain (loss)	3.11	9.41	(17.63)	15.76	5.84	3.47
Total from investment operations	3.00	9.45	(17.63)	15.80	5.90	3.53
Distributions from net investment income	(.02)	(.03)	(.04)	(.05)	(.07)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.24)	(.03)	(3.10)	(1.73)	(1.46)	(.05)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	- J
Net asset value, end of period	$ 26.95	$ 24.19	$ 14.76	$ 35.48	$ 21.39	$ 16.94
Total Return B, C, D	12.43%	64.21%	(54.02)%	79.05%	37.02%	26.31%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.28%	2.25%	2.21%	2.46%	2.67%
Expenses net of fee waivers, if any	2.18% A	2.25%	2.25%	2.21%	2.25%	2.34%
Expenses net of all reductions	2.13% A	2.16%	2.16%	2.13%	2.14%	2.28%
Net investment income (loss)	(.88)% A	.19%	(.02)%	.14%	.33%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,292	$ 59,491	$ 30,577	$ 82,070	$ 33,047	$ 13,291
Portfolio turnover rate G	144% A	91%	92% I	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97	$ 14.13
Income from Investment Operations
Net investment income (loss) D	.02	.26	.27	.34	.27	.24
Net realized and unrealized gain (loss)	3.42	10.29	(19.09)	16.92	6.19	3.65
Total from investment operations	3.44	10.55	(18.82)	17.26	6.46	3.89
Distributions from net investment income	(.17)	(.05)	(.31)	(.19)	(.21)	-
Distributions from net realized gain	(.22)	-	(3.06)	(1.68)	(1.39)	(.05)
Total distributions	(.39)	(.05)	(3.37)	(1.87)	(1.60)	(.05)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.01	- I
Net asset value, end of period	$ 29.63	$ 26.58	$ 16.07	$ 38.25	$ 22.84	$ 17.97
Total Return B, C	12.97%	65.94%	(53.53)%	80.97%	38.28%	27.61%
Ratios to Average Net Assets E, G
Expenses before reductions	1.15% A	1.25%	1.20%	1.16%	1.41%	1.52%
Expenses net of fee waivers, if any	1.15% A	1.25%	1.20%	1.16%	1.25%	1.29%
Expenses net of all reductions	1.10% A	1.16%	1.11%	1.08%	1.14%	1.24%
Net investment income (loss)	.15% A	1.18%	1.03%	1.20%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,912	$ 23,888	$ 5,933	$ 16,300	$ 5,086	$ 4,791
Portfolio turnover rate F	144% A	91%	92% H	66%	77%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,543,944
Gross unrealized depreciation	(5,497,144)
Net unrealized appreciation (depreciation)	$ 57,046,800
Tax cost	$ 294,204,937

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $247,388,200 and $224,048,358, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 185,989	$ 9,482
Class T	.25%	.25%	126,652	1,261
Class B	.75%	.25%	135,018	101,738
Class C	.75%	.25%	335,462	90,485
			$ 783,121	$ 202,966

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56,093
Class T	10,810
Class B*	36,023
Class C*	8,388
$ 111,314

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 193,708.26
Class T	82,410.32
Class B	43,615.32
Class C	83,756.25
Institutional Class	34,256.22
	$ 437,745

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,171,000.38%		$ 325

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $632 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $23,391.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	$ 1,772
Class B	2.25%	521
		$ 2,293

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,834 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 615,994	$ 205,871
Class T	138,177	65,048
Class B	-	32,430
Class C	55,860	56,716
Institutional Class	161,513	18,700
Total	$ 971,544	$ 378,765
From net realized gain
Class A	$ 1,138,813	$ -
Class T	399,983	-
Class B	223,532	-
Class C	558,596	-
Institutional Class	211,506	-
Total	$ 2,532,430	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	1,081,684	1,822,219	$ 30,281,554	$ 40,851,858
Reinvestment of distributions	54,021	11,447	1,525,557	172,610
Shares redeemed	(630,037)	(1,322,917)	(17,482,559)	(25,301,756)
Net increase (decrease)	505,668	510,749	$ 14,324,552	$ 15,722,712
Class T
Shares sold	280,599	578,954	$ 7,664,180	$ 11,921,295
Reinvestment of distributions	18,968	4,255	524,658	63,009
Shares redeemed	(193,026)	(434,633)	(5,249,980)	(8,198,583)
Net increase (decrease)	106,541	148,576	$ 2,938,858	$ 3,785,721
Class B
Shares sold	124,728	214,878	$ 3,265,388	$ 4,421,597
Reinvestment of distributions	6,691	1,834	177,369	26,200
Shares redeemed	(175,009)	(306,312)	(4,582,563)	(5,387,171)
Net increase (decrease)	(43,590)	(89,600)	$ (1,139,806)	$ (939,374)
Class C
Shares sold	473,735	985,972	$ 12,387,042	$ 20,555,792
Reinvestment of distributions	18,926	3,108	499,282	44,229
Shares redeemed	(306,021)	(601,665)	(7,856,994)	(10,608,252)
Net increase (decrease)	186,640	387,415	$ 5,029,330	$ 9,991,769
Institutional Class
Shares sold	491,216	726,101	$ 13,990,711	$ 16,617,065
Reinvestment of distributions	9,083	550	262,322	8,469
Shares redeemed	(153,318)	(196,957)	(4,355,750)	(3,858,918)
Net increase (decrease)	346,981	529,694	$ 9,897,283	$ 12,766,616

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0610
1.784874.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.58%
Actual		$ 1,000.00	$ 1,134.40	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class T	1.83%
Actual		$ 1,000.00	$ 1,132.70	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.34%
Actual		$ 1,000.00	$ 1,129.70	$ 12.36
HypotheticalA		$ 1,000.00	$ 1,013.19	$ 11.68
Class C	2.31%
Actual		$ 1,000.00	$ 1,129.90	$ 12.20
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,136.20	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.5	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.4	3.0
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.9	4.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.5	1.4
	10.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	26.1
Materials	16.3	15.1
Information Technology	14.3	12.7
Energy	13.1	15.7
Consumer Discretionary	8.3	6.8
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	16.9
Korea (South)	11.9	10.5
Russia	8.5	8.8
China	7.8	10.1
South Africa	7.5	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 96.5%	Stocks 99.3%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	73,676	$ 2,062,928
Austria - 0.4%
Erste Bank AG	55,400	2,459,955
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	152,541	1,061,763
Randgold Resources Ltd. sponsored ADR	28,000	2,358,720
TOTAL BAILIWICK OF JERSEY		3,420,483
Bermuda - 2.3%
Aquarius Platinum Ltd.:
(Australia)	454,459	2,934,584
(United Kingdom)	225,111	1,478,950
CNPC (Hong Kong) Ltd.	2,635,000	3,492,326
Noble Group Ltd.	706,000	1,531,235
Orient Overseas International Ltd.	162,500	1,235,876
VimpelCom Ltd. ADR (a)	250,000	4,355,000
TOTAL BERMUDA		15,027,971
Brazil - 13.9%
Anhanguera Educacional Participacoes SA unit (a)	37,526	573,918
Banco Bradesco SA (PN) sponsored ADR (d)	471,100	8,771,882
Banco do Brasil SA	284,800	4,912,859
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	147,300	2,591,007
sponsored ADR	129,900	1,856,271
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	1,347	21,754
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	331,600	6,184,340
Gerdau SA sponsored ADR (d)	293,800	4,818,320
Localiza Rent A Car SA	111,500	1,235,645
Net Servicos de Comunicacao SA sponsored ADR (a)	209,466	2,461,226
Odontoprev SA	19,000	623,695
OGX Petroleo e Gas Participacoes SA	444,500	4,445,128
OSX Brasil SA	2,600	890,129
PDG Realty S.A. Empreendimentos e Participacoes	242,800	2,207,336
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	328,000	6,184,620
(PN) sponsored ADR (non-vtg.)	334,300	12,683,342
sponsored ADR	61,200	2,596,716
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	234,307	3,481,802
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	75,100	$ 1,951,849
Vale SA (PN-A) sponsored ADR	848,400	22,830,440
TOTAL BRAZIL		91,322,279
Canada - 1.5%
Eldorado Gold Corp. (a)	179,785	2,759,935
First Quantum Minerals Ltd.	35,900	2,753,440
Niko Resources Ltd.	15,800	1,731,283
Sherritt International Corp.	111,000	862,921
Sino-Forest Corp. (a)	92,700	1,647,473
TOTAL CANADA		9,755,052
Cayman Islands - 2.6%
China Shanshui Cement Group Ltd.	1,200,000	611,177
Daphne International Holdings Ltd.	1,860,000	1,921,375
Eurasia Drilling Co. Ltd.:
GDR (e)	16,500	339,842
GDR (Reg. S)	122,502	2,531,001
Geely Automobile Holdings Ltd. (d)	5,045,000	2,150,825
Hidili Industry International Development Ltd. (a)	1,657,000	1,806,003
Ju Teng International Holdings Ltd.	682,000	631,243
Kingboard Chemical Holdings Ltd.	534,000	2,862,846
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	39,750	65,220
Mindray Medical International Ltd. sponsored ADR (d)	63,300	2,418,060
Trina Solar Ltd. ADR (a)(d)	45,700	1,182,259
Zhongsheng Group Holdings Ltd. Class H	222,000	304,170
TOTAL CAYMAN ISLANDS		16,824,021
Chile - 0.3%
Enersis SA sponsored ADR	93,600	1,861,704
China - 7.8%
Baidu.com, Inc. sponsored ADR (a)	3,800	2,619,340
China Mengniu Dairy Co. Ltd.	436,000	1,307,918
China Merchants Bank Co. Ltd. (H Shares)	2,412,842	5,914,954
China Pacific Insurance Group Co. Ltd. (H Shares)	294,000	1,210,324
China Shenhua Energy Co. Ltd. (H Shares)	1,212,500	5,202,949
China Yurun Food Group Ltd.	716,000	2,171,175
Digital China Holdings Ltd. (H Shares)	573,000	843,462
Golden Eagle Retail Group Ltd. (H Shares)	1,032,000	1,987,927
Harbin Power Equipment Co. Ltd. (H Shares)	778,000	608,743
Industrial & Commercial Bank of China Ltd. (H Shares)	14,416,000	10,506,998
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(d)	2,014,000	1,056,486
Common Stocks - continued
	Shares	Value
China - continued
Minth Group Ltd.	1,031,000	$ 1,450,855
Ping An Insurance Group Co. China Ltd. (H Shares)	648,500	5,551,675
Sina Corp. (a)	27,000	990,900
Tencent Holdings Ltd.	278,700	5,763,515
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	1,892,451
ZTE Corp. (H Shares)	665,850	2,385,254
TOTAL CHINA		51,464,926
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	77,400	3,716,874
Komercni Banka AS	14,793	3,068,896
TOTAL CZECH REPUBLIC		6,785,770
Egypt - 0.7%
Commercial International Bank Ltd. sponsored GDR	351,404	4,817,153
Hong Kong - 4.0%
China Agri-Industries Holding Ltd.	1,613,000	2,113,250
China Mobile (Hong Kong) Ltd.	872,700	8,542,846
CNOOC Ltd.	4,213,000	7,410,500
CNOOC Ltd. sponsored ADR (d)	15,200	2,673,984
Shanghai Industrial Holdings Ltd.	628,000	2,713,247
Sino-Ocean Land Holdings Ltd.	2,048,500	1,570,484
Texwinca Holdings Ltd.	1,012,000	1,081,044
TOTAL HONG KONG		26,105,355
Hungary - 0.8%
OTP Bank Ltd. (a)	154,800	5,505,840
India - 6.6%
Bank of Baroda	161,225	2,484,170
Bharat Heavy Electricals Ltd.	66,188	3,698,867
Housing Development and Infrastructure Ltd. (a)	199,387	1,199,651
Housing Development Finance Corp. Ltd.	94,091	5,933,849
Infosys Technologies Ltd. sponsored ADR	130,400	7,808,352
Jain Irrigation Systems Ltd.	129,382	3,170,951
JSW Steel Ltd.	153,054	4,195,688
Reliance Industries Ltd.	135,692	3,143,877
Rural Electrification Corp. Ltd. (a)	356,296	2,026,467
Tata Consultancy Services Ltd.	263,994	4,534,294
Tata Power Co. Ltd.	54,549	1,661,161
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	190,173	$ 2,628,849
Ultratech Cement Ltd.	51,063	1,115,933
TOTAL INDIA		43,602,109
Indonesia - 4.3%
PT Astra International Tbk	1,081,000	5,587,065
PT Bank Negara Indonesia (Persero) Tbk	2,825,000	804,175
PT Bank Rakyat Indonesia Tbk	3,957,000	3,873,563
PT Delta Dunia Petroindo Tbk (a)	6,279,000	723,687
PT Gudang Garam Tbk	481,000	1,459,676
PT Indo Tambangraya Megah Tbk	389,500	1,667,580
PT Indocement Tunggal Prakarsa Tbk	1,981,500	3,434,074
PT Indofood Sukses Makmur Tbk	6,788,500	2,896,764
PT Indosat Tbk	2,050,000	1,330,006
PT Indosat Tbk sponsored ADR (d)	39,703	1,300,273
PT Kalbe Farma Tbk	2,934,000	668,825
PT Perusahaan Gas Negara Tbk Series B	6,569,200	2,950,798
PT Tambang Batubbara Bukit Asam Tbk	402,500	819,396
PT XL Axiata Tbk (a)	1,629,500	664,495
TOTAL INDONESIA		28,180,377
Israel - 1.8%
Cellcom Israel Ltd.	39,300	1,190,790
Check Point Software Technologies Ltd. (a)	74,800	2,664,376
Mizrahi Tefahot Bank Ltd. (a)	68,400	610,059
Partner Communications Co. Ltd. ADR (d)	127,962	2,513,174
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,490	4,609,718
TOTAL ISRAEL		11,588,117
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	276,622	2,627,465
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	80,577	1,970,211
TOTAL KAZAKHSTAN		4,597,676
Korea (South) - 11.9%
CJ CheilJedang Corp.	11,497	2,285,965
CJ Corp.	43,800	2,530,724
Daelim Industrial Co.	16,534	938,961
Hynix Semiconductor, Inc. (a)	233,400	5,906,670
Hyundai Engineering & Construction Co. Ltd.	64,343	3,106,990
Hyundai Mobis	27,783	4,610,692
Hyundai Motor Co.	67,077	8,179,401
Industrial Bank of Korea	302,420	4,204,922
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kia Motors Corp.	140,360	$ 3,424,310
Korea Exchange Bank	334,900	4,087,089
KT Corp.	67,330	2,987,912
LG Display Co. Ltd.	82,210	3,495,793
LG Display Co. Ltd. sponsored ADR (d)	56,189	1,185,588
LG Innotek Co. Ltd.	19,138	2,958,119
Lumens Co. Ltd. (a)	161,432	2,118,507
NCsoft Corp.	13,163	1,956,749
Samsung Electronics Co. Ltd.	21,054	16,006,008
Shinhan Financial Group Co. Ltd.	185,050	7,870,525
TOTAL KOREA (SOUTH)		77,854,925
Lebanon - 0.0%
BLOM Bank SAL GDR	3,380	317,322
Luxembourg - 1.3%
Evraz Group SA GDR (a)	119,193	4,298,550
L'Occitane Ltd.	28,000	54,383
Millicom International Cellular SA	10,800	953,424
Oriflame Cosmetics SA unit	6,700	379,721
Ternium SA sponsored ADR (a)(d)	79,345	2,931,004
TOTAL LUXEMBOURG		8,617,082
Malaysia - 0.2%
Top Glove Corp. Bhd	303,400	1,204,651
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	159,877	8,230,468
Banco Compartamos SA de CV	267,700	1,537,643
Genomma Lab Internacional SA de CV (a)	236,100	775,127
Grupo Financiero Banorte SAB de CV Series O	890,500	3,698,389
Wal-Mart de Mexico SA de CV Series V	1,148,000	2,673,043
TOTAL MEXICO		16,914,670
Netherlands - 0.1%
X5 Retail Group NV GDR (Reg. S) (a)	18,200	643,775
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	179,700	1,385,712
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	594,000	880,753
Panama - 0.4%
Copa Holdings SA Class A	44,001	2,493,977
Common Stocks - continued
	Shares	Value
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	77,089	$ 2,535,457
Poland - 1.6%
Bank Polska Kasa Opieki SA	77,525	4,438,640
Bank Zachodni WBK SA	45,106	3,335,236
KGHM Polska Miedz SA (Bearer)	61,500	2,305,011
Pol-Aqua SA	36,100	275,502
Trakcja Polska SA	197,054	286,065
TOTAL POLAND		10,640,454
Russia - 8.5%
Cherkizovo Group OJSC GDR (a)	68,074	1,320,806
Gazprom Neft (a)	64,463	354,547
LSR Group OJSC GDR (Reg. S) (a)	73,600	623,296
Magnit OJSC GDR (Reg. S)	187,561	3,515,059
Mechel Steel Group OAO sponsored ADR (d)	140,100	3,600,570
Novorossiysk Commercial Sea Port JSC (a)	1,890,700	378,140
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	11,500	153,215
OAO Gazprom sponsored ADR	252,454	5,861,982
OAO NOVATEK GDR	75,898	5,686,448
OAO Tatneft sponsored ADR	118,700	3,579,077
OGK-2 JSC (a)	5,393,500	334,397
OJSC MMC Norilsk Nickel sponsored ADR (a)	355,910	6,833,472
OJSC Oil Company Rosneft GDR (Reg. S)	833,900	6,673,627
Polymetal JSC GDR (Reg. S) (a)	225,006	2,344,409
RusHydro JSC sponsored ADR (a)	480,029	2,750,693
Sberbank (Savings Bank of the Russian Federation)	1,883,200	5,084,640
Sberbank (Savings Bank of the Russian Federation) GDR	8,907	2,396,206
Sistema JSFC sponsored GDR (a)	137,700	3,662,168
TGK-1 OAO (a)	482,991,900	415,373
TOTAL RUSSIA		55,568,125
Singapore - 0.3%
Straits Asia Resources Ltd.	1,264,000	1,852,059
South Africa - 7.5%
Absa Group Ltd.	170,559	3,232,689
African Bank Investments Ltd.	708,447	3,409,638
African Rainbow Minerals Ltd.	106,468	2,879,169
AngloGold Ashanti Ltd.	58,600	2,471,172
AngloGold Ashanti Ltd. sponsored ADR	8,100	339,066
Aspen Pharmacare Holdings Ltd. (a)	344,300	3,892,107
Aveng Ltd.	486,600	2,450,622
Clicks Group Ltd.	754,406	3,161,019
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	145,660	$ 1,350,803
Illovo Sugar Ltd.	338,222	1,341,624
Imperial Holdings Ltd.	232,903	3,105,794
Mr. Price Group Ltd.	419,577	2,380,055
MTN Group Ltd.	134,180	1,985,860
Murray & Roberts Holdings Ltd.	319,500	1,790,740
Mvelaphanda Resources Ltd. (a)	439,259	3,050,699
Shoprite Holdings Ltd.	253,400	2,710,160
Standard Bank Group Ltd.	431,733	6,703,507
Woolworths Holdings Ltd.	856,316	2,718,555
TOTAL SOUTH AFRICA		48,973,279
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	705,000	688,542
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	573,300	2,786,238
Alpha Networks, Inc.	676,000	650,601
Asia Cement Corp.	2,223,870	2,091,895
AU Optronics Corp. sponsored ADR (d)	388,712	4,505,172
Cathay Financial Holding Co. Ltd. (a)	2,098,000	3,358,277
Chroma ATE, Inc.	313,000	670,141
Formosa Plastics Corp.	781,000	1,735,824
Fubon Financial Holding Co. Ltd. (a)	3,141,000	3,830,720
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,135,273	10,028,259
Macronix International Co. Ltd.	4,551,061	3,027,471
Taiwan Mobile Co. Ltd.	1,708,000	3,269,909
Taiwan Semiconductor Manufacturing Co. Ltd.	1,344,534	2,632,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	156,122	1,653,332
Wistron Corp.	1,603,000	3,081,296
TOTAL TAIWAN		44,010,157
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	840,400	1,952,722
Banpu PCL unit	71,400	1,399,119
Siam Commercial Bank PCL (For. Reg.)	1,170,800	2,944,884
Total Access Communication PCL (For. Reg.)	14,600	15,227
TOTAL THAILAND		6,311,952
Turkey - 2.3%
Albaraka Turk Katilim Bankasi AS	752,000	1,454,702
Enka Insaat ve Sanayi AS	190,000	918,861
Hurriyet Gazetecilik ve Matbaacilik AS (a)	966,010	1,070,605
Tofas Turk Otomobil Fabrikasi AS	766,770	3,244,661
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Hava Yollari AO	873,000	$ 2,896,709
Turkiye Garanti Bankasi AS	1,156,375	5,631,192
TOTAL TURKEY		15,216,730
United Arab Emirates - 0.3%
DP World Ltd.	3,301,483	1,792,705
United Kingdom - 0.7%
Hikma Pharmaceuticals PLC	251,615	2,404,726
Xstrata PLC	153,725	2,521,353
TOTAL UNITED KINGDOM		4,926,079
United States of America - 0.9%
Central European Distribution Corp. (a)	72,884	2,525,431
Freeport-McMoRan Copper & Gold, Inc.	44,200	3,338,426
TOTAL UNITED STATES OF AMERICA		5,863,857
TOTAL COMMON STOCKS (Cost $514,821,141)		633,385,437
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.21% (b)	12,419,916	12,419,916
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	33,718,077	33,718,077
TOTAL MONEY MARKET FUNDS (Cost $46,137,993)		46,137,993
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $560,959,134)		679,523,430
NET OTHER ASSETS - (3.5)%		(22,750,332)
NET ASSETS - 100%		$ 656,773,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,842 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,841
Fidelity Securities Lending Cash Central Fund	69,692
Total	$ 84,533
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 91,322,279	$ 91,322,279	$ -	$ -
Korea (South)	77,854,925	1,185,588	76,669,337	-
Russia	55,568,125	22,863,121	32,705,004	-
China	51,464,926	3,610,240	47,854,686	-
South Africa	48,973,279	48,973,279	-	-
Taiwan	44,010,157	8,944,742	35,065,415	-
India	43,602,109	7,808,352	35,793,757	-
Indonesia	28,180,377	1,300,273	26,880,104	-
Hong Kong	26,105,355	2,673,984	23,431,371	-
Other	166,303,905	107,215,728	59,088,177	-
Money Market Funds	46,137,993	46,137,993	-	-
Total Investments in Securities:	$ 679,523,430	$ 342,035,579	$ 337,487,851	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,214
Total Realized Gain (Loss)	(585,848)
Total Unrealized Gain (Loss)	586,553
Cost of Purchases	-
Proceeds of Sales	(8,919)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $170,846,119 of which $85,342,104 and $85,504,015 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,379,259) - See accompanying schedule: Unaffiliated issuers (cost $514,821,141)	$ 633,385,437
Fidelity Central Funds (cost $46,137,993)	46,137,993
Total Investments (cost $560,959,134)		$ 679,523,430
Receivable for investments sold		6,379,224
Receivable for fund shares sold		6,119,577
Dividends receivable		2,465,556
Distributions receivable from Fidelity Central Funds		17,686
Prepaid expenses		754
Other receivables		165,776
Total assets		694,672,003

Liabilities
Payable for investments purchased	$ 1,197,481
Payable for fund shares redeemed	1,144,804
Accrued management fee	445,845
Distribution fees payable	212,777
Other affiliated payables	174,686
Other payables and accrued expenses	1,005,235
Collateral on securities loaned, at value	33,718,077
Total liabilities		37,898,905

Net Assets		$ 656,773,098
Net Assets consist of:
Paid in capital		$ 683,260,681
Undistributed net investment income		137,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(144,349,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		117,724,301
Net Assets		$ 656,773,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($267,631,651 ÷ 12,409,844 shares)	$ 21.57

Maximum offering price per share (100/94.25 of $21.57)	$ 22.89
Class T: Net Asset Value and redemption price per share ($101,978,858 ÷ 4,742,967 shares)	$ 21.50

Maximum offering price per share (100/96.50 of $21.50)	$ 22.28
Class B: Net Asset Value and offering price per share ($30,844,606 ÷ 1,460,132 shares)A	$ 21.12

Class C: Net Asset Value and offering price per share ($101,175,111 ÷ 4,792,118 shares)A	$ 21.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,142,872 ÷ 7,158,951 shares)	$ 21.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,649,959
Income from Fidelity Central Funds		84,533
		5,734,492
Less foreign taxes withheld		(599,897)
Total income		5,134,595

Expenses
Management fee	$ 2,444,181
Transfer agent fees	900,203
Distribution fees	1,191,161
Accounting and security lending fees	153,549
Custodian fees and expenses	320,611
Independent trustees' compensation	1,607
Registration fees	83,082
Audit	44,757
Legal	1,440
Miscellaneous	4,038
Total expenses before reductions	5,144,629
Expense reductions	(196,664)	4,947,965
Net investment income (loss)		186,630
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,124,776
Foreign currency transactions	(255,346)
Total net realized gain (loss)		35,869,430
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $143,961)	35,045,664
Assets and liabilities in foreign currencies	(13,065)
Total change in net unrealized appreciation (depreciation)		35,032,599
Net gain (loss)		70,902,029
Net increase (decrease) in net assets resulting from operations		$ 71,088,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,630	$ 2,011,330
Net realized gain (loss)	35,869,430	(85,535,731)
Change in net unrealized appreciation (depreciation)	35,032,599	248,506,280
Net increase (decrease) in net assets resulting from operations	71,088,659	164,981,879
Distributions to shareholders from net investment income	(1,613,919)	(2,545,671)
Distributions to shareholders from net realized gain	(3,680,458)	-
Total distributions	(5,294,377)	(2,545,671)
Share transactions - net increase (decrease)	69,532,503	78,864,198
Redemption fees	69,499	123,947
Total increase (decrease) in net assets	135,396,284	241,424,353

Net Assets
Beginning of period	521,376,814	279,952,461
End of period (including undistributed net investment income of $137,824 and undistributed net investment income of $1,565,113, respectively)	$ 656,773,098	$ 521,376,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.10	.24	.09	.09	.12
Net realized and unrealized gain (loss)	2.55	6.64	(19.61)	13.46	5.47	3.75
Total from investment operations	2.57	6.74	(19.37)	13.55	5.56	3.87
Distributions from net investment income	(.07)	(.14)	(.02)	(.03)	(.11)	-
Distributions from net realized gain	(.13)	-	(.79)	-	-	-
Total distributions	(.20)	(.14)	(.81)	(.03)	(.11)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.57	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75
Total Return B, C, D	13.44%	54.54%	(60.55)%	70.63%	40.75%	39.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.60%	1.59%	1.59%	1.84%	3.15%
Expenses net of fee waivers, if any	1.58% A	1.60%	1.59%	1.59%	1.60%	1.63%
Expenses net of all reductions	1.51% A	1.53%	1.53%	1.54%	1.49%	1.52%
Net investment income (loss)	.18% A	.70%	.94%	.36%	.51%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,632	$ 216,187	$ 122,911	$ 218,836	$ 68,232	$ 9,617
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.17	.03	.05	.09
Net realized and unrealized gain (loss)	2.54	6.64	(19.48)	13.38	5.43	3.73
Total from investment operations	2.53	6.71	(19.31)	13.41	5.48	3.82
Distributions from net investment income	(.04)	(.07)	-	-	(.09)	-
Distributions from net realized gain	(.13)	-	(.74)	-	-	-
Total distributions	(.17)	(.07)	(.74)	-	(.09)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.50	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69
Total Return B, C, D	13.27%	54.17%	(60.66)%	70.26%	40.32%	38.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.87%	1.84%	1.86%	2.12%	3.53%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.84%	1.85%	1.85%	1.89%
Expenses net of all reductions	1.77% A	1.78%	1.79%	1.79%	1.74%	1.77%
Net investment income (loss)	(.07)% A	.44%	.69%	.11%	.26%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,979	$ 86,959	$ 47,300	$ 119,952	$ 41,369	$ 6,801
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	.04	(.09)	(.04)	.02
Net realized and unrealized gain (loss)	2.50	6.55	(19.13)	13.20	5.40	3.72
Total from investment operations	2.44	6.54	(19.09)	13.11	5.36	3.74
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(.12)	-	(.70)	-	-	-
Total distributions	(.12)	-	(.70)	-	(.05)	-
Redemption fees added to paid in capital E	- I	- I	.02	.01	.02	.01
Net asset value, end of period	$ 21.12	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58
Total Return B, C, D	12.97%	53.34%	(60.83)%	69.38%	39.67%	38.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.34% A	2.36%	2.35%	2.37%	2.66%	4.00%
Expenses net of fee waivers, if any	2.34% A	2.35%	2.35%	2.35%	2.35%	2.39%
Expenses net of all reductions	2.28% A	2.28%	2.30%	2.29%	2.24%	2.27%
Net investment income (loss)	(.58)% A	(.05)%	.18%	(.39)%	(.24)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,845	$ 27,580	$ 17,307	$ 41,042	$ 18,622	$ 4,997
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	.05	(.09)	(.04)	.02
Net realized and unrealized gain (loss)	2.50	6.54	(19.15)	13.21	5.39	3.73
Total from investment operations	2.44	6.53	(19.10)	13.12	5.35	3.75
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(.13)	-	(.70)	-	-	-
Total distributions	(.13)	-	(.70)	-	(.05)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.11	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59
Total Return B, C, D	12.99%	53.34%	(60.84)%	69.43%	39.59%	38.25%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.34%	2.34%	2.34%	2.58%	4.09%
Expenses net of fee waivers, if any	2.31% A	2.34%	2.34%	2.34%	2.35%	2.39%
Expenses net of all reductions	2.25% A	2.28%	2.29%	2.29%	2.24%	2.28%
Net investment income (loss)	(.55)% A	(.05)%	.19%	(.39)%	(.24)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,175	$ 83,939	$ 44,878	$ 104,885	$ 42,805	$ 5,890
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Income from Investment Operations
Net investment income (loss) D	.06	.15	.31	.18	.14	.14
Net realized and unrealized gain (loss)	2.56	6.65	(19.76)	13.55	5.49	3.76
Total from investment operations	2.62	6.80	(19.45)	13.73	5.63	3.90
Distributions from net investment income	(.11)	(.23)	(.09)	(.06)	(.11)	-
Distributions from net realized gain	(.13)	-	(.79)	-	-	-
Total distributions	(.24)	(.23)	(.88)	(.06)	(.11)	-
Redemption fees added to paid in capital D	- H	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.67	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80
Total Return B, C	13.62%	54.97%	(60.42)%	71.23%	41.11%	39.53%
Ratios to Average Net Assets E, G
Expenses before reductions	1.23% A	1.30%	1.27%	1.25%	1.47%	3.05%
Expenses net of fee waivers, if any	1.23% A	1.30%	1.27%	1.25%	1.35%	1.41%
Expenses net of all reductions	1.17% A	1.23%	1.21%	1.19%	1.24%	1.30%
Net investment income (loss)	.53% A	.99%	1.26%	.71%	.75%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,143	$ 106,713	$ 47,557	$ 52,011	$ 9,172	$ 1,610
Portfolio turnover rate F	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 133,416,516
Gross unrealized depreciation	(22,810,406)
Net unrealized appreciation (depreciation)	$ 110,606,110

Tax cost	$ 568,917,320

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,057,808 and $246,432,490, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 310,710	$ 13,890
Class T	.25%	.25%	247,316	2,066
Class B	.75%	.25%	151,015	113,643
Class C	.75%	.25%	482,120	97,529
			$ 1,191,161	$ 227,128

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,040
Class T	16,369
Class B*	33,123
Class C*	5,794
$ 135,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 397,430.32
Class T	160,463.32
Class B	50,359.33
Class C	147,034.30
Institutional Class	144,917.22
	$ 900,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,175 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $69,692.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $196,654 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 823,727	$ 1,384,374
Class T	194,714	245,641
Institutional Class	595,478	915,656
Total	$ 1,613,919	$ 2,545,671
From net realized gain
Class A	$ 1,543,049	$ -
Class T	631,634	-
Class B	170,009	-
Class C	588,609	-
Institutional Class	747,157	-
Total	$ 3,680,458	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	3,050,209	5,278,453	$ 63,828,824	$ 79,857,327
Reinvestment of distributions	108,005	121,361	2,258,381	1,308,274
Shares redeemed	(2,007,825)	(3,903,351)	(41,793,480)	(54,239,793)
Net increase (decrease)	1,150,389	1,496,463	$ 24,293,725	$ 26,925,808
Class T
Shares sold	983,857	2,313,290	$ 20,514,715	$ 33,479,708
Reinvestment of distributions	38,153	21,833	796,254	235,144
Shares redeemed	(822,341)	(1,578,742)	(17,141,147)	(23,073,162)
Net increase (decrease)	199,669	756,381	$ 4,169,822	$ 10,641,690
Class B
Shares sold	176,159	451,532	$ 3,618,508	$ 6,737,050
Reinvestment of distributions	7,131	-	146,541	-
Shares redeemed	(190,098)	(396,698)	(3,908,376)	(5,309,719)
Net increase (decrease)	(6,808)	54,834	$ (143,327)	$ 1,427,331

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	868,791	2,096,953	$ 17,835,478	$ 32,821,201
Reinvestment of distributions	24,169	-	496,184	-
Shares redeemed	(565,344)	(1,293,905)	(11,643,633)	(16,362,891)
Net increase (decrease)	327,616	803,048	$ 6,688,029	$ 16,458,310
Institutional Class
Shares sold	2,427,177	3,535,627	$ 50,926,412	$ 48,287,342
Reinvestment of distributions	25,873	38,684	542,822	418,179
Shares redeemed	(825,573)	(1,784,638)	(16,944,980)	(25,294,462)
Net increase (decrease)	1,627,477	1,789,673	$ 34,524,254	$ 23,411,059

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0610
1.800637.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.58%
Actual		$ 1,000.00	$ 1,134.40	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class T	1.83%
Actual		$ 1,000.00	$ 1,132.70	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.34%
Actual		$ 1,000.00	$ 1,129.70	$ 12.36
HypotheticalA		$ 1,000.00	$ 1,013.19	$ 11.68
Class C	2.31%
Actual		$ 1,000.00	$ 1,129.90	$ 12.20
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,136.20	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.5	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.4	3.0
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.9	4.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.5	1.4
	10.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	26.1
Materials	16.3	15.1
Information Technology	14.3	12.7
Energy	13.1	15.7
Consumer Discretionary	8.3	6.8
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	16.9
Korea (South)	11.9	10.5
Russia	8.5	8.8
China	7.8	10.1
South Africa	7.5	6.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 96.5%	Stocks 99.3%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	73,676	$ 2,062,928
Austria - 0.4%
Erste Bank AG	55,400	2,459,955
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	152,541	1,061,763
Randgold Resources Ltd. sponsored ADR	28,000	2,358,720
TOTAL BAILIWICK OF JERSEY		3,420,483
Bermuda - 2.3%
Aquarius Platinum Ltd.:
(Australia)	454,459	2,934,584
(United Kingdom)	225,111	1,478,950
CNPC (Hong Kong) Ltd.	2,635,000	3,492,326
Noble Group Ltd.	706,000	1,531,235
Orient Overseas International Ltd.	162,500	1,235,876
VimpelCom Ltd. ADR (a)	250,000	4,355,000
TOTAL BERMUDA		15,027,971
Brazil - 13.9%
Anhanguera Educacional Participacoes SA unit (a)	37,526	573,918
Banco Bradesco SA (PN) sponsored ADR (d)	471,100	8,771,882
Banco do Brasil SA	284,800	4,912,859
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	147,300	2,591,007
sponsored ADR	129,900	1,856,271
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	1,347	21,754
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	331,600	6,184,340
Gerdau SA sponsored ADR (d)	293,800	4,818,320
Localiza Rent A Car SA	111,500	1,235,645
Net Servicos de Comunicacao SA sponsored ADR (a)	209,466	2,461,226
Odontoprev SA	19,000	623,695
OGX Petroleo e Gas Participacoes SA	444,500	4,445,128
OSX Brasil SA	2,600	890,129
PDG Realty S.A. Empreendimentos e Participacoes	242,800	2,207,336
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	328,000	6,184,620
(PN) sponsored ADR (non-vtg.)	334,300	12,683,342
sponsored ADR	61,200	2,596,716
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	234,307	3,481,802
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	75,100	$ 1,951,849
Vale SA (PN-A) sponsored ADR	848,400	22,830,440
TOTAL BRAZIL		91,322,279
Canada - 1.5%
Eldorado Gold Corp. (a)	179,785	2,759,935
First Quantum Minerals Ltd.	35,900	2,753,440
Niko Resources Ltd.	15,800	1,731,283
Sherritt International Corp.	111,000	862,921
Sino-Forest Corp. (a)	92,700	1,647,473
TOTAL CANADA		9,755,052
Cayman Islands - 2.6%
China Shanshui Cement Group Ltd.	1,200,000	611,177
Daphne International Holdings Ltd.	1,860,000	1,921,375
Eurasia Drilling Co. Ltd.:
GDR (e)	16,500	339,842
GDR (Reg. S)	122,502	2,531,001
Geely Automobile Holdings Ltd. (d)	5,045,000	2,150,825
Hidili Industry International Development Ltd. (a)	1,657,000	1,806,003
Ju Teng International Holdings Ltd.	682,000	631,243
Kingboard Chemical Holdings Ltd.	534,000	2,862,846
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	39,750	65,220
Mindray Medical International Ltd. sponsored ADR (d)	63,300	2,418,060
Trina Solar Ltd. ADR (a)(d)	45,700	1,182,259
Zhongsheng Group Holdings Ltd. Class H	222,000	304,170
TOTAL CAYMAN ISLANDS		16,824,021
Chile - 0.3%
Enersis SA sponsored ADR	93,600	1,861,704
China - 7.8%
Baidu.com, Inc. sponsored ADR (a)	3,800	2,619,340
China Mengniu Dairy Co. Ltd.	436,000	1,307,918
China Merchants Bank Co. Ltd. (H Shares)	2,412,842	5,914,954
China Pacific Insurance Group Co. Ltd. (H Shares)	294,000	1,210,324
China Shenhua Energy Co. Ltd. (H Shares)	1,212,500	5,202,949
China Yurun Food Group Ltd.	716,000	2,171,175
Digital China Holdings Ltd. (H Shares)	573,000	843,462
Golden Eagle Retail Group Ltd. (H Shares)	1,032,000	1,987,927
Harbin Power Equipment Co. Ltd. (H Shares)	778,000	608,743
Industrial & Commercial Bank of China Ltd. (H Shares)	14,416,000	10,506,998
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(d)	2,014,000	1,056,486
Common Stocks - continued
	Shares	Value
China - continued
Minth Group Ltd.	1,031,000	$ 1,450,855
Ping An Insurance Group Co. China Ltd. (H Shares)	648,500	5,551,675
Sina Corp. (a)	27,000	990,900
Tencent Holdings Ltd.	278,700	5,763,515
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	1,892,451
ZTE Corp. (H Shares)	665,850	2,385,254
TOTAL CHINA		51,464,926
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	77,400	3,716,874
Komercni Banka AS	14,793	3,068,896
TOTAL CZECH REPUBLIC		6,785,770
Egypt - 0.7%
Commercial International Bank Ltd. sponsored GDR	351,404	4,817,153
Hong Kong - 4.0%
China Agri-Industries Holding Ltd.	1,613,000	2,113,250
China Mobile (Hong Kong) Ltd.	872,700	8,542,846
CNOOC Ltd.	4,213,000	7,410,500
CNOOC Ltd. sponsored ADR (d)	15,200	2,673,984
Shanghai Industrial Holdings Ltd.	628,000	2,713,247
Sino-Ocean Land Holdings Ltd.	2,048,500	1,570,484
Texwinca Holdings Ltd.	1,012,000	1,081,044
TOTAL HONG KONG		26,105,355
Hungary - 0.8%
OTP Bank Ltd. (a)	154,800	5,505,840
India - 6.6%
Bank of Baroda	161,225	2,484,170
Bharat Heavy Electricals Ltd.	66,188	3,698,867
Housing Development and Infrastructure Ltd. (a)	199,387	1,199,651
Housing Development Finance Corp. Ltd.	94,091	5,933,849
Infosys Technologies Ltd. sponsored ADR	130,400	7,808,352
Jain Irrigation Systems Ltd.	129,382	3,170,951
JSW Steel Ltd.	153,054	4,195,688
Reliance Industries Ltd.	135,692	3,143,877
Rural Electrification Corp. Ltd. (a)	356,296	2,026,467
Tata Consultancy Services Ltd.	263,994	4,534,294
Tata Power Co. Ltd.	54,549	1,661,161
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	190,173	$ 2,628,849
Ultratech Cement Ltd.	51,063	1,115,933
TOTAL INDIA		43,602,109
Indonesia - 4.3%
PT Astra International Tbk	1,081,000	5,587,065
PT Bank Negara Indonesia (Persero) Tbk	2,825,000	804,175
PT Bank Rakyat Indonesia Tbk	3,957,000	3,873,563
PT Delta Dunia Petroindo Tbk (a)	6,279,000	723,687
PT Gudang Garam Tbk	481,000	1,459,676
PT Indo Tambangraya Megah Tbk	389,500	1,667,580
PT Indocement Tunggal Prakarsa Tbk	1,981,500	3,434,074
PT Indofood Sukses Makmur Tbk	6,788,500	2,896,764
PT Indosat Tbk	2,050,000	1,330,006
PT Indosat Tbk sponsored ADR (d)	39,703	1,300,273
PT Kalbe Farma Tbk	2,934,000	668,825
PT Perusahaan Gas Negara Tbk Series B	6,569,200	2,950,798
PT Tambang Batubbara Bukit Asam Tbk	402,500	819,396
PT XL Axiata Tbk (a)	1,629,500	664,495
TOTAL INDONESIA		28,180,377
Israel - 1.8%
Cellcom Israel Ltd.	39,300	1,190,790
Check Point Software Technologies Ltd. (a)	74,800	2,664,376
Mizrahi Tefahot Bank Ltd. (a)	68,400	610,059
Partner Communications Co. Ltd. ADR (d)	127,962	2,513,174
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,490	4,609,718
TOTAL ISRAEL		11,588,117
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	276,622	2,627,465
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	80,577	1,970,211
TOTAL KAZAKHSTAN		4,597,676
Korea (South) - 11.9%
CJ CheilJedang Corp.	11,497	2,285,965
CJ Corp.	43,800	2,530,724
Daelim Industrial Co.	16,534	938,961
Hynix Semiconductor, Inc. (a)	233,400	5,906,670
Hyundai Engineering & Construction Co. Ltd.	64,343	3,106,990
Hyundai Mobis	27,783	4,610,692
Hyundai Motor Co.	67,077	8,179,401
Industrial Bank of Korea	302,420	4,204,922
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kia Motors Corp.	140,360	$ 3,424,310
Korea Exchange Bank	334,900	4,087,089
KT Corp.	67,330	2,987,912
LG Display Co. Ltd.	82,210	3,495,793
LG Display Co. Ltd. sponsored ADR (d)	56,189	1,185,588
LG Innotek Co. Ltd.	19,138	2,958,119
Lumens Co. Ltd. (a)	161,432	2,118,507
NCsoft Corp.	13,163	1,956,749
Samsung Electronics Co. Ltd.	21,054	16,006,008
Shinhan Financial Group Co. Ltd.	185,050	7,870,525
TOTAL KOREA (SOUTH)		77,854,925
Lebanon - 0.0%
BLOM Bank SAL GDR	3,380	317,322
Luxembourg - 1.3%
Evraz Group SA GDR (a)	119,193	4,298,550
L'Occitane Ltd.	28,000	54,383
Millicom International Cellular SA	10,800	953,424
Oriflame Cosmetics SA unit	6,700	379,721
Ternium SA sponsored ADR (a)(d)	79,345	2,931,004
TOTAL LUXEMBOURG		8,617,082
Malaysia - 0.2%
Top Glove Corp. Bhd	303,400	1,204,651
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	159,877	8,230,468
Banco Compartamos SA de CV	267,700	1,537,643
Genomma Lab Internacional SA de CV (a)	236,100	775,127
Grupo Financiero Banorte SAB de CV Series O	890,500	3,698,389
Wal-Mart de Mexico SA de CV Series V	1,148,000	2,673,043
TOTAL MEXICO		16,914,670
Netherlands - 0.1%
X5 Retail Group NV GDR (Reg. S) (a)	18,200	643,775
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	179,700	1,385,712
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	594,000	880,753
Panama - 0.4%
Copa Holdings SA Class A	44,001	2,493,977
Common Stocks - continued
	Shares	Value
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	77,089	$ 2,535,457
Poland - 1.6%
Bank Polska Kasa Opieki SA	77,525	4,438,640
Bank Zachodni WBK SA	45,106	3,335,236
KGHM Polska Miedz SA (Bearer)	61,500	2,305,011
Pol-Aqua SA	36,100	275,502
Trakcja Polska SA	197,054	286,065
TOTAL POLAND		10,640,454
Russia - 8.5%
Cherkizovo Group OJSC GDR (a)	68,074	1,320,806
Gazprom Neft (a)	64,463	354,547
LSR Group OJSC GDR (Reg. S) (a)	73,600	623,296
Magnit OJSC GDR (Reg. S)	187,561	3,515,059
Mechel Steel Group OAO sponsored ADR (d)	140,100	3,600,570
Novorossiysk Commercial Sea Port JSC (a)	1,890,700	378,140
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	11,500	153,215
OAO Gazprom sponsored ADR	252,454	5,861,982
OAO NOVATEK GDR	75,898	5,686,448
OAO Tatneft sponsored ADR	118,700	3,579,077
OGK-2 JSC (a)	5,393,500	334,397
OJSC MMC Norilsk Nickel sponsored ADR (a)	355,910	6,833,472
OJSC Oil Company Rosneft GDR (Reg. S)	833,900	6,673,627
Polymetal JSC GDR (Reg. S) (a)	225,006	2,344,409
RusHydro JSC sponsored ADR (a)	480,029	2,750,693
Sberbank (Savings Bank of the Russian Federation)	1,883,200	5,084,640
Sberbank (Savings Bank of the Russian Federation) GDR	8,907	2,396,206
Sistema JSFC sponsored GDR (a)	137,700	3,662,168
TGK-1 OAO (a)	482,991,900	415,373
TOTAL RUSSIA		55,568,125
Singapore - 0.3%
Straits Asia Resources Ltd.	1,264,000	1,852,059
South Africa - 7.5%
Absa Group Ltd.	170,559	3,232,689
African Bank Investments Ltd.	708,447	3,409,638
African Rainbow Minerals Ltd.	106,468	2,879,169
AngloGold Ashanti Ltd.	58,600	2,471,172
AngloGold Ashanti Ltd. sponsored ADR	8,100	339,066
Aspen Pharmacare Holdings Ltd. (a)	344,300	3,892,107
Aveng Ltd.	486,600	2,450,622
Clicks Group Ltd.	754,406	3,161,019
Common Stocks - continued
	Shares	Value
South Africa - continued
Foschini Ltd.	145,660	$ 1,350,803
Illovo Sugar Ltd.	338,222	1,341,624
Imperial Holdings Ltd.	232,903	3,105,794
Mr. Price Group Ltd.	419,577	2,380,055
MTN Group Ltd.	134,180	1,985,860
Murray & Roberts Holdings Ltd.	319,500	1,790,740
Mvelaphanda Resources Ltd. (a)	439,259	3,050,699
Shoprite Holdings Ltd.	253,400	2,710,160
Standard Bank Group Ltd.	431,733	6,703,507
Woolworths Holdings Ltd.	856,316	2,718,555
TOTAL SOUTH AFRICA		48,973,279
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	705,000	688,542
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	573,300	2,786,238
Alpha Networks, Inc.	676,000	650,601
Asia Cement Corp.	2,223,870	2,091,895
AU Optronics Corp. sponsored ADR (d)	388,712	4,505,172
Cathay Financial Holding Co. Ltd. (a)	2,098,000	3,358,277
Chroma ATE, Inc.	313,000	670,141
Formosa Plastics Corp.	781,000	1,735,824
Fubon Financial Holding Co. Ltd. (a)	3,141,000	3,830,720
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,135,273	10,028,259
Macronix International Co. Ltd.	4,551,061	3,027,471
Taiwan Mobile Co. Ltd.	1,708,000	3,269,909
Taiwan Semiconductor Manufacturing Co. Ltd.	1,344,534	2,632,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	156,122	1,653,332
Wistron Corp.	1,603,000	3,081,296
TOTAL TAIWAN		44,010,157
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	840,400	1,952,722
Banpu PCL unit	71,400	1,399,119
Siam Commercial Bank PCL (For. Reg.)	1,170,800	2,944,884
Total Access Communication PCL (For. Reg.)	14,600	15,227
TOTAL THAILAND		6,311,952
Turkey - 2.3%
Albaraka Turk Katilim Bankasi AS	752,000	1,454,702
Enka Insaat ve Sanayi AS	190,000	918,861
Hurriyet Gazetecilik ve Matbaacilik AS (a)	966,010	1,070,605
Tofas Turk Otomobil Fabrikasi AS	766,770	3,244,661
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Hava Yollari AO	873,000	$ 2,896,709
Turkiye Garanti Bankasi AS	1,156,375	5,631,192
TOTAL TURKEY		15,216,730
United Arab Emirates - 0.3%
DP World Ltd.	3,301,483	1,792,705
United Kingdom - 0.7%
Hikma Pharmaceuticals PLC	251,615	2,404,726
Xstrata PLC	153,725	2,521,353
TOTAL UNITED KINGDOM		4,926,079
United States of America - 0.9%
Central European Distribution Corp. (a)	72,884	2,525,431
Freeport-McMoRan Copper & Gold, Inc.	44,200	3,338,426
TOTAL UNITED STATES OF AMERICA		5,863,857
TOTAL COMMON STOCKS (Cost $514,821,141)		633,385,437
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.21% (b)	12,419,916	12,419,916
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	33,718,077	33,718,077
TOTAL MONEY MARKET FUNDS (Cost $46,137,993)		46,137,993
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $560,959,134)		679,523,430
NET OTHER ASSETS - (3.5)%		(22,750,332)
NET ASSETS - 100%		$ 656,773,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,842 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,841
Fidelity Securities Lending Cash Central Fund	69,692
Total	$ 84,533
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 91,322,279	$ 91,322,279	$ -	$ -
Korea (South)	77,854,925	1,185,588	76,669,337	-
Russia	55,568,125	22,863,121	32,705,004	-
China	51,464,926	3,610,240	47,854,686	-
South Africa	48,973,279	48,973,279	-	-
Taiwan	44,010,157	8,944,742	35,065,415	-
India	43,602,109	7,808,352	35,793,757	-
Indonesia	28,180,377	1,300,273	26,880,104	-
Hong Kong	26,105,355	2,673,984	23,431,371	-
Other	166,303,905	107,215,728	59,088,177	-
Money Market Funds	46,137,993	46,137,993	-	-
Total Investments in Securities:	$ 679,523,430	$ 342,035,579	$ 337,487,851	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,214
Total Realized Gain (Loss)	(585,848)
Total Unrealized Gain (Loss)	586,553
Cost of Purchases	-
Proceeds of Sales	(8,919)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $170,846,119 of which $85,342,104 and $85,504,015 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,379,259) - See accompanying schedule: Unaffiliated issuers (cost $514,821,141)	$ 633,385,437
Fidelity Central Funds (cost $46,137,993)	46,137,993
Total Investments (cost $560,959,134)		$ 679,523,430
Receivable for investments sold		6,379,224
Receivable for fund shares sold		6,119,577
Dividends receivable		2,465,556
Distributions receivable from Fidelity Central Funds		17,686
Prepaid expenses		754
Other receivables		165,776
Total assets		694,672,003

Liabilities
Payable for investments purchased	$ 1,197,481
Payable for fund shares redeemed	1,144,804
Accrued management fee	445,845
Distribution fees payable	212,777
Other affiliated payables	174,686
Other payables and accrued expenses	1,005,235
Collateral on securities loaned, at value	33,718,077
Total liabilities		37,898,905

Net Assets		$ 656,773,098
Net Assets consist of:
Paid in capital		$ 683,260,681
Undistributed net investment income		137,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(144,349,708)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		117,724,301
Net Assets		$ 656,773,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($267,631,651 ÷ 12,409,844 shares)	$ 21.57

Maximum offering price per share (100/94.25 of $21.57)	$ 22.89
Class T: Net Asset Value and redemption price per share ($101,978,858 ÷ 4,742,967 shares)	$ 21.50

Maximum offering price per share (100/96.50 of $21.50)	$ 22.28
Class B: Net Asset Value and offering price per share ($30,844,606 ÷ 1,460,132 shares)A	$ 21.12

Class C: Net Asset Value and offering price per share ($101,175,111 ÷ 4,792,118 shares)A	$ 21.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,142,872 ÷ 7,158,951 shares)	$ 21.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,649,959
Income from Fidelity Central Funds		84,533
		5,734,492
Less foreign taxes withheld		(599,897)
Total income		5,134,595

Expenses
Management fee	$ 2,444,181
Transfer agent fees	900,203
Distribution fees	1,191,161
Accounting and security lending fees	153,549
Custodian fees and expenses	320,611
Independent trustees' compensation	1,607
Registration fees	83,082
Audit	44,757
Legal	1,440
Miscellaneous	4,038
Total expenses before reductions	5,144,629
Expense reductions	(196,664)	4,947,965
Net investment income (loss)		186,630
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,124,776
Foreign currency transactions	(255,346)
Total net realized gain (loss)		35,869,430
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $143,961)	35,045,664
Assets and liabilities in foreign currencies	(13,065)
Total change in net unrealized appreciation (depreciation)		35,032,599
Net gain (loss)		70,902,029
Net increase (decrease) in net assets resulting from operations		$ 71,088,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,630	$ 2,011,330
Net realized gain (loss)	35,869,430	(85,535,731)
Change in net unrealized appreciation (depreciation)	35,032,599	248,506,280
Net increase (decrease) in net assets resulting from operations	71,088,659	164,981,879
Distributions to shareholders from net investment income	(1,613,919)	(2,545,671)
Distributions to shareholders from net realized gain	(3,680,458)	-
Total distributions	(5,294,377)	(2,545,671)
Share transactions - net increase (decrease)	69,532,503	78,864,198
Redemption fees	69,499	123,947
Total increase (decrease) in net assets	135,396,284	241,424,353

Net Assets
Beginning of period	521,376,814	279,952,461
End of period (including undistributed net investment income of $137,824 and undistributed net investment income of $1,565,113, respectively)	$ 656,773,098	$ 521,376,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Income from Investment Operations
Net investment income (loss) E	.02	.10	.24	.09	.09	.12
Net realized and unrealized gain (loss)	2.55	6.64	(19.61)	13.46	5.47	3.75
Total from investment operations	2.57	6.74	(19.37)	13.55	5.56	3.87
Distributions from net investment income	(.07)	(.14)	(.02)	(.03)	(.11)	-
Distributions from net realized gain	(.13)	-	(.79)	-	-	-
Total distributions	(.20)	(.14)	(.81)	(.03)	(.11)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.57	$ 19.20	$ 12.59	$ 32.75	$ 19.22	$ 13.75
Total Return B, C, D	13.44%	54.54%	(60.55)%	70.63%	40.75%	39.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.60%	1.59%	1.59%	1.84%	3.15%
Expenses net of fee waivers, if any	1.58% A	1.60%	1.59%	1.59%	1.60%	1.63%
Expenses net of all reductions	1.51% A	1.53%	1.53%	1.54%	1.49%	1.52%
Net investment income (loss)	.18% A	.70%	.94%	.36%	.51%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,632	$ 216,187	$ 122,911	$ 218,836	$ 68,232	$ 9,617
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.17	.03	.05	.09
Net realized and unrealized gain (loss)	2.54	6.64	(19.48)	13.38	5.43	3.73
Total from investment operations	2.53	6.71	(19.31)	13.41	5.48	3.82
Distributions from net investment income	(.04)	(.07)	-	-	(.09)	-
Distributions from net realized gain	(.13)	-	(.74)	-	-	-
Total distributions	(.17)	(.07)	(.74)	-	(.09)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.50	$ 19.14	$ 12.49	$ 32.52	$ 19.10	$ 13.69
Total Return B, C, D	13.27%	54.17%	(60.66)%	70.26%	40.32%	38.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.87%	1.84%	1.86%	2.12%	3.53%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.84%	1.85%	1.85%	1.89%
Expenses net of all reductions	1.77% A	1.78%	1.79%	1.79%	1.74%	1.77%
Net investment income (loss)	(.07)% A	.44%	.69%	.11%	.26%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,979	$ 86,959	$ 47,300	$ 119,952	$ 41,369	$ 6,801
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	.04	(.09)	(.04)	.02
Net realized and unrealized gain (loss)	2.50	6.55	(19.13)	13.20	5.40	3.72
Total from investment operations	2.44	6.54	(19.09)	13.11	5.36	3.74
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(.12)	-	(.70)	-	-	-
Total distributions	(.12)	-	(.70)	-	(.05)	-
Redemption fees added to paid in capital E	- I	- I	.02	.01	.02	.01
Net asset value, end of period	$ 21.12	$ 18.80	$ 12.26	$ 32.03	$ 18.91	$ 13.58
Total Return B, C, D	12.97%	53.34%	(60.83)%	69.38%	39.67%	38.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.34% A	2.36%	2.35%	2.37%	2.66%	4.00%
Expenses net of fee waivers, if any	2.34% A	2.35%	2.35%	2.35%	2.35%	2.39%
Expenses net of all reductions	2.28% A	2.28%	2.30%	2.29%	2.24%	2.27%
Net investment income (loss)	(.58)% A	(.05)%	.18%	(.39)%	(.24)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,845	$ 27,580	$ 17,307	$ 41,042	$ 18,622	$ 4,997
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)	.05	(.09)	(.04)	.02
Net realized and unrealized gain (loss)	2.50	6.54	(19.15)	13.21	5.39	3.73
Total from investment operations	2.44	6.53	(19.10)	13.12	5.35	3.75
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(.13)	-	(.70)	-	-	-
Total distributions	(.13)	-	(.70)	-	(.05)	-
Redemption fees added to paid in capital E	- I	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.11	$ 18.80	$ 12.26	$ 32.04	$ 18.91	$ 13.59
Total Return B, C, D	12.99%	53.34%	(60.84)%	69.43%	39.59%	38.25%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.34%	2.34%	2.34%	2.58%	4.09%
Expenses net of fee waivers, if any	2.31% A	2.34%	2.34%	2.34%	2.35%	2.39%
Expenses net of all reductions	2.25% A	2.28%	2.29%	2.29%	2.24%	2.28%
Net investment income (loss)	(.55)% A	(.05)%	.19%	(.39)%	(.24)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,175	$ 83,939	$ 44,878	$ 104,885	$ 42,805	$ 5,890
Portfolio turnover rate G	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Income from Investment Operations
Net investment income (loss) D	.06	.15	.31	.18	.14	.14
Net realized and unrealized gain (loss)	2.56	6.65	(19.76)	13.55	5.49	3.76
Total from investment operations	2.62	6.80	(19.45)	13.73	5.63	3.90
Distributions from net investment income	(.11)	(.23)	(.09)	(.06)	(.11)	-
Distributions from net realized gain	(.13)	-	(.79)	-	-	-
Total distributions	(.24)	(.23)	(.88)	(.06)	(.11)	-
Redemption fees added to paid in capital D	- H	.01	.02	.01	.02	.01
Net asset value, end of period	$ 21.67	$ 19.29	$ 12.71	$ 33.02	$ 19.34	$ 13.80
Total Return B, C	13.62%	54.97%	(60.42)%	71.23%	41.11%	39.53%
Ratios to Average Net Assets E, G
Expenses before reductions	1.23% A	1.30%	1.27%	1.25%	1.47%	3.05%
Expenses net of fee waivers, if any	1.23% A	1.30%	1.27%	1.25%	1.35%	1.41%
Expenses net of all reductions	1.17% A	1.23%	1.21%	1.19%	1.24%	1.30%
Net investment income (loss)	.53% A	.99%	1.26%	.71%	.75%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,143	$ 106,713	$ 47,557	$ 52,011	$ 9,172	$ 1,610
Portfolio turnover rate F	85% A	85%	61%	48%	48%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 133,416,516
Gross unrealized depreciation	(22,810,406)
Net unrealized appreciation (depreciation)	$ 110,606,110

Tax cost	$ 568,917,320

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,057,808 and $246,432,490, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 310,710	$ 13,890
Class T	.25%	.25%	247,316	2,066
Class B	.75%	.25%	151,015	113,643
Class C	.75%	.25%	482,120	97,529
			$ 1,191,161	$ 227,128

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80,040
Class T	16,369
Class B*	33,123
Class C*	5,794
$ 135,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 397,430.32
Class T	160,463.32
Class B	50,359.33
Class C	147,034.30
Institutional Class	144,917.22
	$ 900,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,175 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $69,692.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $196,654 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 823,727	$ 1,384,374
Class T	194,714	245,641
Institutional Class	595,478	915,656
Total	$ 1,613,919	$ 2,545,671
From net realized gain
Class A	$ 1,543,049	$ -
Class T	631,634	-
Class B	170,009	-
Class C	588,609	-
Institutional Class	747,157	-
Total	$ 3,680,458	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	3,050,209	5,278,453	$ 63,828,824	$ 79,857,327
Reinvestment of distributions	108,005	121,361	2,258,381	1,308,274
Shares redeemed	(2,007,825)	(3,903,351)	(41,793,480)	(54,239,793)
Net increase (decrease)	1,150,389	1,496,463	$ 24,293,725	$ 26,925,808
Class T
Shares sold	983,857	2,313,290	$ 20,514,715	$ 33,479,708
Reinvestment of distributions	38,153	21,833	796,254	235,144
Shares redeemed	(822,341)	(1,578,742)	(17,141,147)	(23,073,162)
Net increase (decrease)	199,669	756,381	$ 4,169,822	$ 10,641,690
Class B
Shares sold	176,159	451,532	$ 3,618,508	$ 6,737,050
Reinvestment of distributions	7,131	-	146,541	-
Shares redeemed	(190,098)	(396,698)	(3,908,376)	(5,309,719)
Net increase (decrease)	(6,808)	54,834	$ (143,327)	$ 1,427,331

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	868,791	2,096,953	$ 17,835,478	$ 32,821,201
Reinvestment of distributions	24,169	-	496,184	-
Shares redeemed	(565,344)	(1,293,905)	(11,643,633)	(16,362,891)
Net increase (decrease)	327,616	803,048	$ 6,688,029	$ 16,458,310
Institutional Class
Shares sold	2,427,177	3,535,627	$ 50,926,412	$ 48,287,342
Reinvestment of distributions	25,873	38,684	542,822	418,179
Shares redeemed	(825,573)	(1,784,638)	(16,944,980)	(25,294,462)
Net increase (decrease)	1,627,477	1,789,673	$ 34,524,254	$ 23,411,059

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0610
1.800640.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,021.60	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,020.20	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,017.70	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,017.90	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,022.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	4.2	2.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	3.6
Sanofi-Aventis (France, Pharmaceuticals)	2.1	2.4
Nestle SA (Switzerland, Food Products)	1.9	2.3
Banco Santander SA (Spain, Commercial Banks)	1.9	1.5
	13.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	23.3
Industrials	14.0	9.8
Consumer Discretionary	12.7	12.6
Energy	11.2	12.2
Materials	9.6	8.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.1	29.2
France	12.2	16.0
Switzerland	11.4	9.2
Germany	10.0	9.2
Spain	6.0	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 99.6%	Stocks 98.9%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Austria - 0.2%
Zumtobel AG (a)	2,800	$ 60,385
Bailiwick of Jersey - 1.3%
Experian PLC	16,800	155,293
Heritage Oil PLC (a)	7,600	52,900
Shire PLC	4,290	94,488
TOTAL BAILIWICK OF JERSEY		302,681
Belgium - 2.8%
Ageas (d)	35,200	108,135
Anheuser-Busch InBev SA NV (d)	5,490	266,358
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	40
Gimv NV	900	48,783
Umicore SA (d)	6,560	239,897
TOTAL BELGIUM		663,213
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	2,200	74,800
British Virgin Islands - 0.1%
Playtech Ltd.	3,269	24,859
Canada - 0.8%
PetroBakken Energy Ltd. Class A	2,647	71,866
Petrobank Energy & Resources Ltd. (a)	2,500	126,033
TOTAL CANADA		197,899
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	284,000	118,422
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	100	68,930
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,100	73,185
TOTAL CHINA		142,115
Denmark - 2.7%
Carlsberg AS Series B	1,600	129,321
FLSmidth & Co. A/S	1,900	143,172
Novo Nordisk AS Series B	4,386	360,897
TOTAL DENMARK		633,390
Finland - 1.1%
Fortum Corp. (d)	3,800	98,200
Common Stocks - continued
	Shares	Value
Finland - continued
Outotec OYJ	2,400	$ 89,703
UPM-Kymmene Corp.	6,000	86,115
TOTAL FINLAND		274,018
France - 12.2%
Atos Origin SA (a)	2,448	124,060
AXA SA (d)	11,079	221,653
BNP Paribas SA	4,327	297,238
Cap Gemini SA	2,100	105,787
Essilor International SA	2,260	137,785
Groupe Eurotunnel SA	5,000	45,663
Iliad Group SA (d)	1,241	124,096
PPR SA	1,300	174,739
Publicis Groupe SA	1,400	61,778
Remy Cointreau SA	1,400	75,717
Safran SA	5,500	139,759
Sanofi-Aventis	7,440	507,603
Schneider Electric SA	2,383	270,569
Societe Generale Series A	3,955	211,218
Technip SA	1,500	119,955
Total SA sponsored ADR	3,200	174,016
Vallourec SA	540	107,571
TOTAL FRANCE		2,899,207
Germany - 8.9%
Bayerische Motoren Werke AG (BMW)	3,026	148,864
Deutsche Bank AG	3,400	233,512
Deutsche Boerse AG	2,600	201,661
Deutsche Lufthansa AG	4,700	78,152
HeidelbergCement AG	3,280	203,232
Infineon Technologies AG (a)	29,400	205,800
Linde AG	1,550	185,137
MAN SE	2,436	229,770
Rheinmetall AG	2,000	139,437
SAP AG	4,708	223,395
Siemens AG	2,771	270,560
TOTAL GERMANY		2,119,520
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	4,400	119,321
EFG Eurobank Ergasias SA	5,900	47,434
TOTAL GREECE		166,755
Common Stocks - continued
	Shares	Value
Ireland - 0.9%
CRH PLC	7,832	$ 223,997
Italy - 1.9%
Mediaset SpA	22,700	179,779
Prysmian SpA	4,200	75,634
Saipem SpA	5,406	201,890
TOTAL ITALY		457,303
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	5,045	196,349
Netherlands - 3.7%
Aegon NV (a)	26,400	184,662
ASML Holding NV (Netherlands)	5,800	190,329
Koninklijke KPN NV	10,427	156,454
Koninklijke Philips Electronics NV	8,334	279,880
QIAGEN NV (a)	2,900	66,265
TOTAL NETHERLANDS		877,590
Norway - 2.7%
Aker Solutions ASA	4,200	70,201
DnB NOR ASA (d)	14,200	168,081
Pronova BioPharma ASA (a)	9,400	30,036
Sevan Marine ASA (a)	25,000	36,197
Storebrand ASA (A Shares) (a)	25,500	191,812
Telenor ASA (a)	10,800	153,554
TOTAL NORWAY		649,881
South Africa - 0.5%
Clicks Group Ltd.	28,326	118,688
Spain - 6.0%
Banco Bilbao Vizcaya Argentaria SA	8,308	109,281
Banco Popular Espanol SA	15,700	111,177
Banco Santander SA	35,272	446,304
Gestevision Telecinco SA	13,100	186,292
Inditex SA	2,060	127,514
Sol Melia SA	7,500	62,360
Telefonica SA sponsored ADR	5,800	393,124
TOTAL SPAIN		1,436,052
Sweden - 4.3%
H&M Hennes & Mauritz AB (B Shares)	2,916	186,100
Modern Times Group MTG AB (B Shares)	2,500	152,258
Sandvik AB (d)	18,400	263,772
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	29,200	$ 199,085
Swedbank AB (A Shares)	11,405	122,820
Telefonaktiebolaget LM Ericsson (B Shares)	7,980	92,110
TOTAL SWEDEN		1,016,145
Switzerland - 11.4%
ABB Ltd. (Reg.)	10,470	200,840
Clariant AG (Reg.) (a)	13,700	189,030
Compagnie Financiere Richemont SA Series A	1,794	66,173
Credit Suisse Group (Reg.)	5,018	230,326
Givaudan SA	120	104,426
Nestle SA	9,489	464,327
Novartis AG	7,877	401,626
Roche Holding AG (participation certificate)	1,945	307,109
Schindler Holding AG (participation certificate)	1,367	120,085
Sonova Holding AG Class B	1,404	174,053
The Swatch Group AG (Bearer)	370	108,402
UBS AG (a)(d)	22,514	348,807
TOTAL SWITZERLAND		2,715,204
United Kingdom - 29.1%
Anglo American PLC (United Kingdom) (a)	9,600	407,714
Barclays PLC	74,757	383,962
Barratt Developments PLC (a)	17,700	33,492
BG Group PLC	19,060	322,122
BP PLC	31,500	274,704
BP PLC sponsored ADR	2,600	135,590
British Airways PLC (a)(d)	31,200	108,159
BT Group PLC	41,800	80,425
Burberry Group PLC	11,900	121,863
Carphone Warehouse Group PLC (a)	19,450	57,215
Centrica PLC	47,141	211,722
HSBC Holdings PLC sponsored ADR	13,736	699,025
Imperial Tobacco Group PLC	7,325	208,647
InterContinental Hotel Group PLC	7,095	125,074
Invensys PLC	32,500	167,354
ITV PLC (a)	158,300	162,369
Lloyds TSB Group PLC	199,100	199,172
Misys PLC (a)	33,200	118,203
Mothercare PLC	9,700	85,058
National Grid PLC	14,200	136,912
Prudential PLC	19,042	167,155
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	4,704	$ 244,331
Rexam PLC	20,200	99,591
Rio Tinto PLC	5,569	283,240
Royal Dutch Shell PLC Class A (United Kingdom)	32,417	1,009,550
Salamander Energy PLC (a)	4,600	17,575
Schroders PLC	4,700	99,352
SSL International PLC	7,939	104,003
Standard Chartered PLC (United Kingdom)	6,552	174,748
TalkTalk Telecom Group PLC (a)	43,600	84,287
Taylor Wimpey PLC (a)	168,634	104,288
Tomkins PLC	31,900	120,665
Vedanta Resources PLC	2,200	84,087
Vodafone Group PLC sponsored ADR	3,050	67,710
Whitbread PLC	3,069	71,710
Wolseley PLC (a)	6,235	155,698
TOTAL UNITED KINGDOM		6,926,772
United States of America - 4.7%
Agilent Technologies, Inc. (a)	4,300	155,918
Apple, Inc. (a)	300	78,336
CME Group, Inc.	350	114,944
Express Scripts, Inc. (a)	1,100	110,143
Morgan Stanley	5,100	154,122
Pride International, Inc. (a)	1,800	54,594
Regions Financial Corp.	11,900	105,196
SanDisk Corp. (a)	2,600	103,714
Union Pacific Corp.	1,400	105,924
Virgin Media, Inc.	7,600	133,684
TOTAL UNITED STATES OF AMERICA		1,116,575
TOTAL COMMON STOCKS (Cost $22,588,739)		23,411,820
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.1%
ProSiebenSat.1 Media AG	14,100	265,280
Italy - 0.3%
Fondiaria-Sai SpA (Risparmio Shares)	6,100	59,521
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $243,837)		324,801
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	114,667	$ 114,667
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,650,650	1,650,650
TOTAL MONEY MARKET FUNDS (Cost $1,765,317)		1,765,317
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $24,597,893)		25,501,938
NET OTHER ASSETS - (7.0)%		(1,673,615)
NET ASSETS - 100%		$ 23,828,323
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 277
Fidelity Securities Lending Cash Central Fund	4,844
Total	$ 5,121
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,926,772	$ 902,325	$ 6,024,447	$ -
France	2,899,207	174,016	2,725,191	-
Switzerland	2,715,204	-	2,715,204	-
Germany	2,384,800	-	2,384,800	-
Spain	1,436,052	393,124	1,042,928	-
United States of America	1,116,575	1,116,575	-	-
Sweden	1,016,145	-	1,016,145	-
Netherlands	877,590	66,265	811,325	-
Belgium	663,213	-	663,213	-
Other	3,701,063	533,502	3,167,561	-
Money Market Funds	1,765,317	1,765,317	-	-
Total Investments in Securities:	$ 25,501,938	$ 4,951,124	$ 20,550,814	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $19,584,435 of which $11,539,810 and $8,044,625 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,567,025) - See accompanying schedule: Unaffiliated issuers (cost $22,832,576)	$ 23,736,621
Fidelity Central Funds (cost $1,765,317)	1,765,317
Total Investments (cost $24,597,893)		$ 25,501,938
Foreign currency held at value (cost $8)		8
Receivable for investments sold		774,530
Receivable for fund shares sold		7,331
Dividends receivable		80,326
Distributions receivable from Fidelity Central Funds		2,228
Prepaid expenses		40
Receivable from investment adviser for expense reductions		11,849
Other receivables		7,271
Total assets		26,385,521

Liabilities
Payable for investments purchased	$ 763,832
Payable for fund shares redeemed	54,842
Accrued management fee	14,773
Distribution fees payable	10,533
Other affiliated payables	7,296
Other payables and accrued expenses	55,272
Collateral on securities loaned, at value	1,650,650
Total liabilities		2,557,198

Net Assets		$ 23,828,323
Net Assets consist of:
Paid in capital		$ 41,828,862
Undistributed net investment income		27,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,913,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		884,974
Net Assets		$ 23,828,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,475,086 ÷ 958,157 shares)	$ 10.93

Maximum offering price per share (100/94.25 of $10.93)	$ 11.60
Class T: Net Asset Value and redemption price per share ($7,385,168 ÷ 678,064 shares)	$ 10.89

Maximum offering price per share (100/96.50 of $10.89)	$ 11.28
Class B: Net Asset Value and offering price per share ($2,200,508 ÷ 207,410 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,456,602 ÷ 327,414 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($310,959 ÷ 27,907 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 282,875
Interest		1
Income from Fidelity Central Funds		5,121
		287,997
Less foreign taxes withheld		(28,531)
Total income		259,466

Expenses
Management fee	$ 94,197
Transfer agent fees	44,570
Distribution fees	67,526
Accounting and security lending fees	6,998
Custodian fees and expenses	37,147
Independent trustees' compensation	74
Registration fees	54,479
Audit	25,497
Legal	78
Miscellaneous	176
Total expenses before reductions	330,742
Expense reductions	(108,854)	221,888
Net investment income (loss)		37,578
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	959,984
Foreign currency transactions	(3,540)
Total net realized gain (loss)		956,444
Change in net unrealized appreciation (depreciation) on: Investment securities	(487,730)
Assets and liabilities in foreign currencies	(1,428)
Total change in net unrealized appreciation (depreciation)		(489,158)
Net gain (loss)		467,286
Net increase (decrease) in net assets resulting from operations		$ 504,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,578	$ 334,809
Net realized gain (loss)	956,444	(7,981,840)
Change in net unrealized appreciation (depreciation)	(489,158)	12,335,064
Net increase (decrease) in net assets resulting from operations	504,864	4,688,033
Distributions to shareholders from net investment income	(281,171)	(713,757)
Share transactions - net increase (decrease)	(2,150,433)	(4,078,182)
Redemption fees	250	558
Total increase (decrease) in net assets	(1,926,490)	(103,348)

Net Assets
Beginning of period	25,754,813	25,858,161
End of period (including undistributed net investment income of $27,542 and undistributed net investment income of $271,133, respectively)	$ 23,828,323	$ 25,754,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30
Income from Investment Operations
Net investment income (loss) E	.03	.15	.25	.32	.19 H	.12
Net realized and unrealized gain (loss)	.21	1.99	(9.22)	4.48	4.18	2.05
Total from investment operations	.24	2.14	(8.97)	4.80	4.37	2.17
Distributions from net investment income	(.13)	(.30)	(.31)	(.12)	(.13)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.13)	(.30)	(2.99)	(1.35)	(.35)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.93	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47
Total Return B, C, D	2.16%	25.27%	(49.77)%	29.16%	33.17%	19.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.00%	1.63%	1.53%	1.81%	2.16%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.41% A	1.46%	1.46%	1.46%	1.40%	1.44%
Net investment income (loss)	.54% A	1.73%	1.65%	1.69%	1.16% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,475	$ 10,904	$ 10,286	$ 29,273	$ 18,972	$ 4,544
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21
Income from Investment Operations
Net investment income (loss) E	.02	.13	.21	.27	.14 H	.09
Net realized and unrealized gain (loss)	.20	1.99	(9.17)	4.44	4.17	2.04
Total from investment operations	.22	2.12	(8.96)	4.71	4.31	2.13
Distributions from net investment income	(.11)	(.26)	(.19)	(.08)	(.08)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.11)	(.26)	(2.87)	(1.31)	(.30)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.89	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34
Total Return B, C, D	2.02%	24.99%	(49.91)%	28.86%	32.95%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	2.51% A	2.28%	1.88%	1.80%	2.07%	2.45%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.66% A	1.71%	1.71%	1.71%	1.65%	1.70%
Net investment income (loss)	.29% A	1.48%	1.40%	1.44%	.91% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,385	$ 8,014	$ 7,866	$ 21,357	$ 24,643	$ 8,893
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.17	.06 H	.02
Net realized and unrealized gain (loss)	.20	1.95	(8.86)	4.34	4.10	1.99
Total from investment operations	.19	2.03	(8.73)	4.51	4.16	2.01
Distributions from net investment income	(.06)	(.16)	(.14)	(.03)	(.01)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.06)	(.16)	(2.82)	(1.26)	(.23)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98
Total Return B, C, D	1.77%	24.34%	(50.13)%	28.29%	32.49%	18.32%
Ratios to Average Net Assets F, I
Expenses before reductions	2.97% A	2.77%	2.39%	2.31%	2.69%	2.94%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.16% A	2.21%	2.21%	2.21%	2.15%	2.20%
Net investment income (loss)	(.21)% A	.98%	.90%	.94%	.41% H	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,201	$ 2,490	$ 2,806	$ 11,206	$ 8,529	$ 6,415
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.17	.06 H	.03
Net realized and unrealized gain (loss)	.20	1.94	(8.82)	4.32	4.07	1.99
Total from investment operations	.19	2.02	(8.69)	4.49	4.13	2.02
Distributions from net investment income	(.06)	(.17)	(.15)	(.05)	(.02)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.06)	(.17)	(2.83)	(1.28)	(.24)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.56	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00
Total Return B, C, D	1.79%	24.29%	(50.11)%	28.21%	32.25%	18.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.97% A	2.77%	2.38%	2.26%	2.57%	2.86%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.30%
Expenses net of all reductions	2.16% A	2.21%	2.21%	2.21%	2.15%	2.19%
Net investment income (loss)	(.21)% A	.98%	.90%	.94%	.41% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,457	$ 3,913	$ 4,522	$ 16,084	$ 9,173	$ 4,566
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.04	.18	.30	.38	.23 G	.16
Net realized and unrealized gain (loss)	.22	2.03	(9.38)	4.54	4.25	2.07
Total from investment operations	.26	2.21	(9.08)	4.92	4.48	2.23
Distributions from net investment income	(.15)	(.31)	(.38)	(.14)	(.17)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.15)	(.31)	(3.06)	(1.37)	(.39)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.14	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63
Total Return B, C	2.29%	25.57%	(49.63)%	29.57%	33.68%	19.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	1.68%	1.27%	1.19%	1.46%	1.73%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.19%	1.25%	1.31%
Expenses net of all reductions	1.16% A	1.21%	1.21%	1.15%	1.15%	1.20%
Net investment income (loss)	.79% A	1.98%	1.90%	2.00%	1.41% G	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 434	$ 378	$ 1,738	$ 1,331	$ 566
Portfolio turnover rate F	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,362,746
Gross unrealized depreciation	(1,767,058)
Net unrealized appreciation (depreciation)	$ 595,688

Tax cost	$ 24,906,250

4. Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,024,740 and $19,218,085, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 13,852	$ 174
Class T	.25%	.25%	21,904	100
Class B	.75%	.25%	12,093	9,136
Class C	.75%	.25%	19,677	1,912
			$ 67,526	$ 11,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,366
Class T	859
Class B*	2,008
Class C*	483
$ 5,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,269.33
Class T	15,235.35
Class B	4,018.33
Class C	6,523.33
Institutional Class	525.27
	$ 44,570

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,844.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 39,368
Class T	1.75%	33,323
Class B	2.25%	8,679
Class C	2.25%	14,045
Institutional Class	1.25%	1,406
		$ 96,821

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,033 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 132,406	$ 340,910
Class T	105,744	225,684
Class B	13,562	51,025
Class C	22,327	84,088
Institutional Class	7,132	12,050
Total	$ 281,171	$ 713,757
Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	73,408	177,631	$ 825,262	$ 1,639,370
Reinvestment of distributions	10,457	39,468	119,629	302,323
Shares redeemed	(133,470)	(354,257)	(1,466,842)	(3,023,659)
Net increase (decrease)	(49,605)	(137,158)	$ (521,951)	$ (1,081,966)
Class T
Shares sold	241,997	87,906	$ 2,798,397	$ 796,657
Reinvestment of distributions	8,986	28,519	102,440	218,168
Shares redeemed	(316,493)	(254,291)	(3,572,109)	(2,158,253)
Net increase (decrease)	(65,510)	(137,866)	$ (671,272)	$ (1,143,428)
Class B
Shares sold	12,005	34,740	$ 128,359	$ 327,679
Reinvestment of distributions	1,085	6,019	12,073	44,965
Shares redeemed	(43,344)	(129,030)	(462,530)	(1,025,502)
Net increase (decrease)	(30,254)	(88,271)	$ (322,098)	$ (652,858)
Class C
Shares sold	26,887	42,669	$ 292,817	$ 369,138
Reinvestment of distributions	1,719	9,756	19,047	72,489
Shares redeemed	(76,550)	(204,327)	(815,089)	(1,641,385)
Net increase (decrease)	(47,944)	(151,902)	$ (503,225)	$ (1,199,758)
Institutional Class
Shares sold	15,541	14,526	$ 174,328	$ 135,955
Reinvestment of distributions	430	886	5,009	6,899
Shares redeemed	(27,408)	(17,475)	(311,224)	(143,026)
Net increase (decrease)	(11,437)	(2,063)	$ (131,887)	$ (172)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0610
1.784875.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,021.60	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,020.20	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,017.70	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,017.90	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,022.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	4.2	2.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	3.6
Sanofi-Aventis (France, Pharmaceuticals)	2.1	2.4
Nestle SA (Switzerland, Food Products)	1.9	2.3
Banco Santander SA (Spain, Commercial Banks)	1.9	1.5
	13.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	23.3
Industrials	14.0	9.8
Consumer Discretionary	12.7	12.6
Energy	11.2	12.2
Materials	9.6	8.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.1	29.2
France	12.2	16.0
Switzerland	11.4	9.2
Germany	10.0	9.2
Spain	6.0	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 99.6%	Stocks 98.9%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Austria - 0.2%
Zumtobel AG (a)	2,800	$ 60,385
Bailiwick of Jersey - 1.3%
Experian PLC	16,800	155,293
Heritage Oil PLC (a)	7,600	52,900
Shire PLC	4,290	94,488
TOTAL BAILIWICK OF JERSEY		302,681
Belgium - 2.8%
Ageas (d)	35,200	108,135
Anheuser-Busch InBev SA NV (d)	5,490	266,358
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	40
Gimv NV	900	48,783
Umicore SA (d)	6,560	239,897
TOTAL BELGIUM		663,213
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	2,200	74,800
British Virgin Islands - 0.1%
Playtech Ltd.	3,269	24,859
Canada - 0.8%
PetroBakken Energy Ltd. Class A	2,647	71,866
Petrobank Energy & Resources Ltd. (a)	2,500	126,033
TOTAL CANADA		197,899
Cayman Islands - 0.5%
Hengdeli Holdings Ltd.	284,000	118,422
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	100	68,930
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,100	73,185
TOTAL CHINA		142,115
Denmark - 2.7%
Carlsberg AS Series B	1,600	129,321
FLSmidth & Co. A/S	1,900	143,172
Novo Nordisk AS Series B	4,386	360,897
TOTAL DENMARK		633,390
Finland - 1.1%
Fortum Corp. (d)	3,800	98,200
Common Stocks - continued
	Shares	Value
Finland - continued
Outotec OYJ	2,400	$ 89,703
UPM-Kymmene Corp.	6,000	86,115
TOTAL FINLAND		274,018
France - 12.2%
Atos Origin SA (a)	2,448	124,060
AXA SA (d)	11,079	221,653
BNP Paribas SA	4,327	297,238
Cap Gemini SA	2,100	105,787
Essilor International SA	2,260	137,785
Groupe Eurotunnel SA	5,000	45,663
Iliad Group SA (d)	1,241	124,096
PPR SA	1,300	174,739
Publicis Groupe SA	1,400	61,778
Remy Cointreau SA	1,400	75,717
Safran SA	5,500	139,759
Sanofi-Aventis	7,440	507,603
Schneider Electric SA	2,383	270,569
Societe Generale Series A	3,955	211,218
Technip SA	1,500	119,955
Total SA sponsored ADR	3,200	174,016
Vallourec SA	540	107,571
TOTAL FRANCE		2,899,207
Germany - 8.9%
Bayerische Motoren Werke AG (BMW)	3,026	148,864
Deutsche Bank AG	3,400	233,512
Deutsche Boerse AG	2,600	201,661
Deutsche Lufthansa AG	4,700	78,152
HeidelbergCement AG	3,280	203,232
Infineon Technologies AG (a)	29,400	205,800
Linde AG	1,550	185,137
MAN SE	2,436	229,770
Rheinmetall AG	2,000	139,437
SAP AG	4,708	223,395
Siemens AG	2,771	270,560
TOTAL GERMANY		2,119,520
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	4,400	119,321
EFG Eurobank Ergasias SA	5,900	47,434
TOTAL GREECE		166,755
Common Stocks - continued
	Shares	Value
Ireland - 0.9%
CRH PLC	7,832	$ 223,997
Italy - 1.9%
Mediaset SpA	22,700	179,779
Prysmian SpA	4,200	75,634
Saipem SpA	5,406	201,890
TOTAL ITALY		457,303
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	5,045	196,349
Netherlands - 3.7%
Aegon NV (a)	26,400	184,662
ASML Holding NV (Netherlands)	5,800	190,329
Koninklijke KPN NV	10,427	156,454
Koninklijke Philips Electronics NV	8,334	279,880
QIAGEN NV (a)	2,900	66,265
TOTAL NETHERLANDS		877,590
Norway - 2.7%
Aker Solutions ASA	4,200	70,201
DnB NOR ASA (d)	14,200	168,081
Pronova BioPharma ASA (a)	9,400	30,036
Sevan Marine ASA (a)	25,000	36,197
Storebrand ASA (A Shares) (a)	25,500	191,812
Telenor ASA (a)	10,800	153,554
TOTAL NORWAY		649,881
South Africa - 0.5%
Clicks Group Ltd.	28,326	118,688
Spain - 6.0%
Banco Bilbao Vizcaya Argentaria SA	8,308	109,281
Banco Popular Espanol SA	15,700	111,177
Banco Santander SA	35,272	446,304
Gestevision Telecinco SA	13,100	186,292
Inditex SA	2,060	127,514
Sol Melia SA	7,500	62,360
Telefonica SA sponsored ADR	5,800	393,124
TOTAL SPAIN		1,436,052
Sweden - 4.3%
H&M Hennes & Mauritz AB (B Shares)	2,916	186,100
Modern Times Group MTG AB (B Shares)	2,500	152,258
Sandvik AB (d)	18,400	263,772
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	29,200	$ 199,085
Swedbank AB (A Shares)	11,405	122,820
Telefonaktiebolaget LM Ericsson (B Shares)	7,980	92,110
TOTAL SWEDEN		1,016,145
Switzerland - 11.4%
ABB Ltd. (Reg.)	10,470	200,840
Clariant AG (Reg.) (a)	13,700	189,030
Compagnie Financiere Richemont SA Series A	1,794	66,173
Credit Suisse Group (Reg.)	5,018	230,326
Givaudan SA	120	104,426
Nestle SA	9,489	464,327
Novartis AG	7,877	401,626
Roche Holding AG (participation certificate)	1,945	307,109
Schindler Holding AG (participation certificate)	1,367	120,085
Sonova Holding AG Class B	1,404	174,053
The Swatch Group AG (Bearer)	370	108,402
UBS AG (a)(d)	22,514	348,807
TOTAL SWITZERLAND		2,715,204
United Kingdom - 29.1%
Anglo American PLC (United Kingdom) (a)	9,600	407,714
Barclays PLC	74,757	383,962
Barratt Developments PLC (a)	17,700	33,492
BG Group PLC	19,060	322,122
BP PLC	31,500	274,704
BP PLC sponsored ADR	2,600	135,590
British Airways PLC (a)(d)	31,200	108,159
BT Group PLC	41,800	80,425
Burberry Group PLC	11,900	121,863
Carphone Warehouse Group PLC (a)	19,450	57,215
Centrica PLC	47,141	211,722
HSBC Holdings PLC sponsored ADR	13,736	699,025
Imperial Tobacco Group PLC	7,325	208,647
InterContinental Hotel Group PLC	7,095	125,074
Invensys PLC	32,500	167,354
ITV PLC (a)	158,300	162,369
Lloyds TSB Group PLC	199,100	199,172
Misys PLC (a)	33,200	118,203
Mothercare PLC	9,700	85,058
National Grid PLC	14,200	136,912
Prudential PLC	19,042	167,155
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	4,704	$ 244,331
Rexam PLC	20,200	99,591
Rio Tinto PLC	5,569	283,240
Royal Dutch Shell PLC Class A (United Kingdom)	32,417	1,009,550
Salamander Energy PLC (a)	4,600	17,575
Schroders PLC	4,700	99,352
SSL International PLC	7,939	104,003
Standard Chartered PLC (United Kingdom)	6,552	174,748
TalkTalk Telecom Group PLC (a)	43,600	84,287
Taylor Wimpey PLC (a)	168,634	104,288
Tomkins PLC	31,900	120,665
Vedanta Resources PLC	2,200	84,087
Vodafone Group PLC sponsored ADR	3,050	67,710
Whitbread PLC	3,069	71,710
Wolseley PLC (a)	6,235	155,698
TOTAL UNITED KINGDOM		6,926,772
United States of America - 4.7%
Agilent Technologies, Inc. (a)	4,300	155,918
Apple, Inc. (a)	300	78,336
CME Group, Inc.	350	114,944
Express Scripts, Inc. (a)	1,100	110,143
Morgan Stanley	5,100	154,122
Pride International, Inc. (a)	1,800	54,594
Regions Financial Corp.	11,900	105,196
SanDisk Corp. (a)	2,600	103,714
Union Pacific Corp.	1,400	105,924
Virgin Media, Inc.	7,600	133,684
TOTAL UNITED STATES OF AMERICA		1,116,575
TOTAL COMMON STOCKS (Cost $22,588,739)		23,411,820
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.1%
ProSiebenSat.1 Media AG	14,100	265,280
Italy - 0.3%
Fondiaria-Sai SpA (Risparmio Shares)	6,100	59,521
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $243,837)		324,801
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	114,667	$ 114,667
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,650,650	1,650,650
TOTAL MONEY MARKET FUNDS (Cost $1,765,317)		1,765,317
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $24,597,893)		25,501,938
NET OTHER ASSETS - (7.0)%		(1,673,615)
NET ASSETS - 100%		$ 23,828,323
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 277
Fidelity Securities Lending Cash Central Fund	4,844
Total	$ 5,121
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,926,772	$ 902,325	$ 6,024,447	$ -
France	2,899,207	174,016	2,725,191	-
Switzerland	2,715,204	-	2,715,204	-
Germany	2,384,800	-	2,384,800	-
Spain	1,436,052	393,124	1,042,928	-
United States of America	1,116,575	1,116,575	-	-
Sweden	1,016,145	-	1,016,145	-
Netherlands	877,590	66,265	811,325	-
Belgium	663,213	-	663,213	-
Other	3,701,063	533,502	3,167,561	-
Money Market Funds	1,765,317	1,765,317	-	-
Total Investments in Securities:	$ 25,501,938	$ 4,951,124	$ 20,550,814	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $19,584,435 of which $11,539,810 and $8,044,625 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,567,025) - See accompanying schedule: Unaffiliated issuers (cost $22,832,576)	$ 23,736,621
Fidelity Central Funds (cost $1,765,317)	1,765,317
Total Investments (cost $24,597,893)		$ 25,501,938
Foreign currency held at value (cost $8)		8
Receivable for investments sold		774,530
Receivable for fund shares sold		7,331
Dividends receivable		80,326
Distributions receivable from Fidelity Central Funds		2,228
Prepaid expenses		40
Receivable from investment adviser for expense reductions		11,849
Other receivables		7,271
Total assets		26,385,521

Liabilities
Payable for investments purchased	$ 763,832
Payable for fund shares redeemed	54,842
Accrued management fee	14,773
Distribution fees payable	10,533
Other affiliated payables	7,296
Other payables and accrued expenses	55,272
Collateral on securities loaned, at value	1,650,650
Total liabilities		2,557,198

Net Assets		$ 23,828,323
Net Assets consist of:
Paid in capital		$ 41,828,862
Undistributed net investment income		27,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,913,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		884,974
Net Assets		$ 23,828,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,475,086 ÷ 958,157 shares)	$ 10.93

Maximum offering price per share (100/94.25 of $10.93)	$ 11.60
Class T: Net Asset Value and redemption price per share ($7,385,168 ÷ 678,064 shares)	$ 10.89

Maximum offering price per share (100/96.50 of $10.89)	$ 11.28
Class B: Net Asset Value and offering price per share ($2,200,508 ÷ 207,410 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,456,602 ÷ 327,414 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($310,959 ÷ 27,907 shares)	$ 11.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 282,875
Interest		1
Income from Fidelity Central Funds		5,121
		287,997
Less foreign taxes withheld		(28,531)
Total income		259,466

Expenses
Management fee	$ 94,197
Transfer agent fees	44,570
Distribution fees	67,526
Accounting and security lending fees	6,998
Custodian fees and expenses	37,147
Independent trustees' compensation	74
Registration fees	54,479
Audit	25,497
Legal	78
Miscellaneous	176
Total expenses before reductions	330,742
Expense reductions	(108,854)	221,888
Net investment income (loss)		37,578
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	959,984
Foreign currency transactions	(3,540)
Total net realized gain (loss)		956,444
Change in net unrealized appreciation (depreciation) on: Investment securities	(487,730)
Assets and liabilities in foreign currencies	(1,428)
Total change in net unrealized appreciation (depreciation)		(489,158)
Net gain (loss)		467,286
Net increase (decrease) in net assets resulting from operations		$ 504,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,578	$ 334,809
Net realized gain (loss)	956,444	(7,981,840)
Change in net unrealized appreciation (depreciation)	(489,158)	12,335,064
Net increase (decrease) in net assets resulting from operations	504,864	4,688,033
Distributions to shareholders from net investment income	(281,171)	(713,757)
Share transactions - net increase (decrease)	(2,150,433)	(4,078,182)
Redemption fees	250	558
Total increase (decrease) in net assets	(1,926,490)	(103,348)

Net Assets
Beginning of period	25,754,813	25,858,161
End of period (including undistributed net investment income of $27,542 and undistributed net investment income of $271,133, respectively)	$ 23,828,323	$ 25,754,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47	$ 11.30
Income from Investment Operations
Net investment income (loss) E	.03	.15	.25	.32	.19 H	.12
Net realized and unrealized gain (loss)	.21	1.99	(9.22)	4.48	4.18	2.05
Total from investment operations	.24	2.14	(8.97)	4.80	4.37	2.17
Distributions from net investment income	(.13)	(.30)	(.31)	(.12)	(.13)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.13)	(.30)	(2.99)	(1.35)	(.35)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.93	$ 10.82	$ 8.98	$ 20.94	$ 17.49	$ 13.47
Total Return B, C, D	2.16%	25.27%	(49.77)%	29.16%	33.17%	19.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.00%	1.63%	1.53%	1.81%	2.16%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.41% A	1.46%	1.46%	1.46%	1.40%	1.44%
Net investment income (loss)	.54% A	1.73%	1.65%	1.69%	1.16% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,475	$ 10,904	$ 10,286	$ 29,273	$ 18,972	$ 4,544
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34	$ 11.21
Income from Investment Operations
Net investment income (loss) E	.02	.13	.21	.27	.14 H	.09
Net realized and unrealized gain (loss)	.20	1.99	(9.17)	4.44	4.17	2.04
Total from investment operations	.22	2.12	(8.96)	4.71	4.31	2.13
Distributions from net investment income	(.11)	(.26)	(.19)	(.08)	(.08)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.11)	(.26)	(2.87)	(1.31)	(.30)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.89	$ 10.78	$ 8.92	$ 20.75	$ 17.35	$ 13.34
Total Return B, C, D	2.02%	24.99%	(49.91)%	28.86%	32.95%	19.00%
Ratios to Average Net Assets F, I
Expenses before reductions	2.51% A	2.28%	1.88%	1.80%	2.07%	2.45%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.66% A	1.71%	1.71%	1.71%	1.65%	1.70%
Net investment income (loss)	.29% A	1.48%	1.40%	1.44%	.91% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,385	$ 8,014	$ 7,866	$ 21,357	$ 24,643	$ 8,893
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.17	.06 H	.02
Net realized and unrealized gain (loss)	.20	1.95	(8.86)	4.34	4.10	1.99
Total from investment operations	.19	2.03	(8.73)	4.51	4.16	2.01
Distributions from net investment income	(.06)	(.16)	(.14)	(.03)	(.01)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.06)	(.16)	(2.82)	(1.26)	(.23)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.48	$ 8.61	$ 20.16	$ 16.91	$ 12.98
Total Return B, C, D	1.77%	24.34%	(50.13)%	28.29%	32.49%	18.32%
Ratios to Average Net Assets F, I
Expenses before reductions	2.97% A	2.77%	2.39%	2.31%	2.69%	2.94%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.16% A	2.21%	2.21%	2.21%	2.15%	2.20%
Net investment income (loss)	(.21)% A	.98%	.90%	.94%	.41% H	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,201	$ 2,490	$ 2,806	$ 11,206	$ 8,529	$ 6,415
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00	$ 10.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.17	.06 H	.03
Net realized and unrealized gain (loss)	.20	1.94	(8.82)	4.32	4.07	1.99
Total from investment operations	.19	2.02	(8.69)	4.49	4.13	2.02
Distributions from net investment income	(.06)	(.17)	(.15)	(.05)	(.02)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.06)	(.17)	(2.83)	(1.28)	(.24)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.56	$ 10.43	$ 8.58	$ 20.10	$ 16.89	$ 13.00
Total Return B, C, D	1.79%	24.29%	(50.11)%	28.21%	32.25%	18.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.97% A	2.77%	2.38%	2.26%	2.57%	2.86%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.30%
Expenses net of all reductions	2.16% A	2.21%	2.21%	2.21%	2.15%	2.19%
Net investment income (loss)	(.21)% A	.98%	.90%	.94%	.41% H	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,457	$ 3,913	$ 4,522	$ 16,084	$ 9,173	$ 4,566
Portfolio turnover rate G	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.04	.18	.30	.38	.23 G	.16
Net realized and unrealized gain (loss)	.22	2.03	(9.38)	4.54	4.25	2.07
Total from investment operations	.26	2.21	(9.08)	4.92	4.48	2.23
Distributions from net investment income	(.15)	(.31)	(.38)	(.14)	(.17)	-
Distributions from net realized gain	-	-	(2.68)	(1.23)	(.22)	-
Total distributions	(.15)	(.31)	(3.06)	(1.37)	(.39)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.14	$ 11.03	$ 9.13	$ 21.27	$ 17.72	$ 13.63
Total Return B, C	2.29%	25.57%	(49.63)%	29.57%	33.68%	19.56%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	1.68%	1.27%	1.19%	1.46%	1.73%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.19%	1.25%	1.31%
Expenses net of all reductions	1.16% A	1.21%	1.21%	1.15%	1.15%	1.20%
Net investment income (loss)	.79% A	1.98%	1.90%	2.00%	1.41% G	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311	$ 434	$ 378	$ 1,738	$ 1,331	$ 566
Portfolio turnover rate F	133% A	109%	112%	173%	173%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,362,746
Gross unrealized depreciation	(1,767,058)
Net unrealized appreciation (depreciation)	$ 595,688

Tax cost	$ 24,906,250

4. Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,024,740 and $19,218,085, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 13,852	$ 174
Class T	.25%	.25%	21,904	100
Class B	.75%	.25%	12,093	9,136
Class C	.75%	.25%	19,677	1,912
			$ 67,526	$ 11,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,366
Class T	859
Class B*	2,008
Class C*	483
$ 5,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,269.33
Class T	15,235.35
Class B	4,018.33
Class C	6,523.33
Institutional Class	525.27
	$ 44,570

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,844.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 39,368
Class T	1.75%	33,323
Class B	2.25%	8,679
Class C	2.25%	14,045
Institutional Class	1.25%	1,406
		$ 96,821

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,033 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 132,406	$ 340,910
Class T	105,744	225,684
Class B	13,562	51,025
Class C	22,327	84,088
Institutional Class	7,132	12,050
Total	$ 281,171	$ 713,757

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	73,408	177,631	$ 825,262	$ 1,639,370
Reinvestment of distributions	10,457	39,468	119,629	302,323
Shares redeemed	(133,470)	(354,257)	(1,466,842)	(3,023,659)
Net increase (decrease)	(49,605)	(137,158)	$ (521,951)	$ (1,081,966)
Class T
Shares sold	241,997	87,906	$ 2,798,397	$ 796,657
Reinvestment of distributions	8,986	28,519	102,440	218,168
Shares redeemed	(316,493)	(254,291)	(3,572,109)	(2,158,253)
Net increase (decrease)	(65,510)	(137,866)	$ (671,272)	$ (1,143,428)
Class B
Shares sold	12,005	34,740	$ 128,359	$ 327,679
Reinvestment of distributions	1,085	6,019	12,073	44,965
Shares redeemed	(43,344)	(129,030)	(462,530)	(1,025,502)
Net increase (decrease)	(30,254)	(88,271)	$ (322,098)	$ (652,858)
Class C
Shares sold	26,887	42,669	$ 292,817	$ 369,138
Reinvestment of distributions	1,719	9,756	19,047	72,489
Shares redeemed	(76,550)	(204,327)	(815,089)	(1,641,385)
Net increase (decrease)	(47,944)	(151,902)	$ (503,225)	$ (1,199,758)
Institutional Class
Shares sold	15,541	14,526	$ 174,328	$ 135,955
Reinvestment of distributions	430	886	5,009	6,899
Shares redeemed	(27,408)	(17,475)	(311,224)	(143,026)
Net increase (decrease)	(11,437)	(2,063)	$ (131,887)	$ (172)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0610
1.784876.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,171.60	$ 8.08
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,169.00	$ 9.41
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,167.10	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,167.50	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,173.30	$ 6.74
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Proto Corp. (Japan, Media)	5.0	0.0
Computer Task Group, Inc. (United States of America, IT Services)	4.8	0.0
USANA Health Sciences, Inc. (United States of America, Personal Products)	4.8	0.0
Piramal Healthcare Ltd. (India, Pharmaceuticals)	4.8	0.0
Kingdee International Software Group Co. Ltd. (Cayman Islands, Software)	4.6	0.0
	24.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.3	14.6
Consumer Discretionary	15.7	9.5
Financials	13.4	21.9
Industrials	10.9	11.6
Consumer Staples	10.5	6.3
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	33.0	39.9
India	15.5	2.2
Japan	14.5	7.3
Cayman Islands	10.0	1.3
South Africa	6.6	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 99.3%	Stocks 97.8%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
British Virgin Islands - 0.6%
HLS Systems International Ltd. (a)	18,200	$ 188,734
Canada - 3.3%
Computer Modelling Group Ltd.	48,200	877,485
IAMGOLD Corp.	400	7,156
Kinross Gold Corp.	3,500	66,818
Petrobank Energy & Resources Ltd. (a)	1,700	85,703
TOTAL CANADA		1,037,162
Cayman Islands - 10.0%
China Real Estate Information Corp. ADR	300	2,478
Daphne International Holdings Ltd.	1,390,000	1,435,866
Kingdee International Software Group Co. Ltd.	3,824,000	1,470,271
Tianyi Fruit Holdings Ltd. (a)	884,000	266,862
TOTAL CAYMAN ISLANDS		3,175,477
China - 0.1%
China Distance Education Holdings Ltd. ADR (a)	2,700	13,824
Denmark - 2.9%
Vestas Wind Systems AS (a)	15,300	933,636
France - 3.5%
Ubisoft Entertainment SA (a)	86,119	1,098,862
Germany - 2.9%
Kontron AG	96,000	911,730
Greece - 0.0%
National Bank of Greece SA sponsored ADR	100	326
India - 15.5%
Cadila Healthcare Ltd.	10,818	136,414
ICRA Ltd.	55,449	1,243,852
ICSA (India) Ltd.	81,782	253,012
INFO Edge India Ltd.	3,415	72,637
MIC Electronics Ltd.	577,150	536,696
NIIT Ltd.	109,800	170,720
NIIT Technologies Ltd.	240,921	1,011,267
Piramal Healthcare Ltd.	126,246	1,507,288
TOTAL INDIA		4,931,886
Japan - 14.5%
Aozora Bank Ltd. (a)	795,000	1,142,606
Kenedix, Inc. (a)(d)	3,805	1,340,844
Common Stocks - continued
	Shares	Value
Japan - continued
Proto Corp.	44,500	$ 1,591,822
Tsutsumi Jewelry Co. Ltd.	22,000	515,746
TOTAL JAPAN		4,591,018
Netherlands - 2.1%
Gemalto NV	15,000	668,726
South Africa - 6.6%
Aspen Pharmacare Holdings Ltd. (a)	56,300	636,438
Blue Label Telecoms Ltd. (a)	1,659,900	1,150,570
Clicks Group Ltd.	72,842	305,214
TOTAL SOUTH AFRICA		2,092,222
Sweden - 0.5%
EnergyO Solutions AB (a)	23,797	171,847
Switzerland - 1.0%
Weatherford International Ltd. (a)	17,400	315,114
United Kingdom - 2.8%
Barclays PLC Sponsored ADR	26,800	547,256
Ensco International Ltd. ADR	7,500	353,850
TOTAL UNITED KINGDOM		901,106
United States of America - 33.0%
Advance Auto Parts, Inc.	24,200	1,091,420
Altera Corp.	32,700	829,272
China Jo-Jo Drugstores, Inc. (a)	285,700	1,357,075
China Pharma Holdings, Inc. (a)	276,200	952,890
China TransInfo Technlgy Corp. (a)	111,400	779,800
China-Biotics, Inc. (a)	9,200	163,944
Computer Task Group, Inc. (a)	161,300	1,514,607
DG FastChannel, Inc. (a)	7,700	270,886
MasTec, Inc. (a)	80,300	1,004,553
NVE Corp. (a)	10,121	488,136
PowerSecure International, Inc. (a)	34,200	385,092
Radiant Systems, Inc. (a)	4,100	57,687
USANA Health Sciences, Inc. (a)	41,700	1,511,625
Zoltek Companies, Inc. (a)(d)	6,937	68,260
TOTAL UNITED STATES OF AMERICA		10,475,247
TOTAL COMMON STOCKS (Cost $28,368,377)		31,506,917
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	36,429	$ 36,429
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	146,966	146,966
TOTAL MONEY MARKET FUNDS (Cost $183,395)		183,395
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,551,772)		31,690,312
NET OTHER ASSETS - 0.1%		45,187
NET ASSETS - 100%		$ 31,735,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 306
Fidelity Securities Lending Cash Central Fund	2,813
Total	$ 3,119
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 10,475,247	$ 10,475,247	$ -	$ -
India	4,931,886	-	4,931,886	-
Japan	4,591,018	4,591,018	-	-
Cayman Islands	3,175,477	2,478	3,172,999	-
South Africa	2,092,222	2,092,222	-	-
France	1,098,862	-	1,098,862	-
Canada	1,037,162	1,037,162	-	-
Denmark	933,636	-	933,636	-
Germany	911,730	-	911,730	-
Other	2,259,677	1,419,104	840,573	-
Money Market Funds	183,395	183,395	-	-
Total Investments in Securities:	$ 31,690,312	$ 19,800,626	$ 11,889,686	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $12,371,262 of which $9,352,860 and $3,018,402 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $139,484) - See accompanying schedule: Unaffiliated issuers (cost $28,368,377)	$ 31,506,917
Fidelity Central Funds (cost $183,395)	183,395
Total Investments (cost $28,551,772)		$ 31,690,312
Foreign currency held at value (cost $15,873)		16,596
Receivable for investments sold		174,355
Receivable for fund shares sold		125,950
Dividends receivable		54,287
Distributions receivable from Fidelity Central Funds		752
Prepaid expenses		38
Receivable from investment adviser for expense reductions		12,497
Other receivables		32,395
Total assets		32,107,182

Liabilities
Payable for investments purchased	$ 6,548
Payable for fund shares redeemed	24,540
Accrued management fee	18,700
Distribution fees payable	12,625
Other affiliated payables	8,380
Other payables and accrued expenses	153,924
Collateral on securities loaned, at value	146,966
Total liabilities		371,683

Net Assets		$ 31,735,499
Net Assets consist of:
Paid in capital		$ 38,455,706
Accumulated net investment loss		(60,714)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,694,145)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,034,652
Net Assets		$ 31,735,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,252,504 ÷ 1,074,921 shares)	$ 10.47

Maximum offering price per share (100/94.25 of $10.47)	$ 11.11
Class T: Net Asset Value and redemption price per share ($12,198,270 ÷ 1,194,933 shares)	$ 10.21

Maximum offering price per share (100/96.50 of $10.21)	$ 10.58
Class B: Net Asset Value and offering price per share ($2,412,016 ÷ 250,312 shares)A	$ 9.64

Class C: Net Asset Value and offering price per share ($4,140,112 ÷ 429,618 shares)A	$ 9.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,732,597 ÷ 160,785 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 192,797
Interest		3,255
Income from Fidelity Central Funds		3,119
		199,171
Less foreign taxes withheld		(12,188)
Total income		186,983

Expenses
Management fee Basic fee	$ 96,640
Performance adjustment	(9,792)
Transfer agent fees	44,306
Distribution fees	69,448
Accounting and security lending fees	7,112
Custodian fees and expenses	98,079
Independent trustees' compensation	72
Registration fees	51,214
Audit	36,384
Legal	71
Miscellaneous	168
Total expenses before reductions	393,702
Expense reductions	(169,848)	223,854
Net investment income (loss)		(36,871)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,774)	3,145,616
Foreign currency transactions	(10,845)
Total net realized gain (loss)		3,134,771
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $99,625)	1,248,085
Assets and liabilities in foreign currencies	2,537
Total change in net unrealized appreciation (depreciation)		1,250,622
Net gain (loss)		4,385,393
Net increase (decrease) in net assets resulting from operations		$ 4,348,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (36,871)	$ 50,948
Net realized gain (loss)	3,134,771	(2,896,694)
Change in net unrealized appreciation (depreciation)	1,250,622	8,195,238
Net increase (decrease) in net assets resulting from operations	4,348,522	5,349,492
Distributions to shareholders from net investment income	(45,039)	(30,547)
Distributions to shareholders from net realized gain	(205,342)	-
Total distributions	(250,381)	(30,547)
Share transactions - net increase (decrease)	3,457,081	(1,928,677)
Redemption fees	591	261
Total increase (decrease) in net assets	7,555,813	3,390,529

Net Assets
Beginning of period	24,179,686	20,789,157
End of period (including accumulated net investment loss of $60,714 and undistributed net investment income of $21,196, respectively)	$ 31,735,499	$ 24,179,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88
Income from Investment Operations
Net investment income (loss) E	- I	.04	.04	.01	.01	.05
Net realized and unrealized gain (loss)	1.54	2.13	(6.74)	2.69	1.20	1.75
Total from investment operations	1.54	2.17	(6.70)	2.70	1.21	1.80
Distributions from net investment income	(.03)	(.01)	-	-	(.04)	-
Distributions from net realized gain	(.08)	-	(1.80)	(2.15)	(.02)	-
Total distributions	(.11)	(.01)	(1.80)	(2.15)	(.06)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68
Total Return B, C, D	17.16%	31.68%	(48.99)%	20.55%	8.86%	15.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.22%	1.90%	1.81%	1.69%	1.76%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.38% A	1.43%	1.41%	1.45%	1.46%	1.54%
Net investment income (loss)	(.01)% A	.53%	.38%	.06%	.06%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,253	$ 6,997	$ 6,904	$ 14,000	$ 10,956	$ 10,101
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.01	(.03)	(.03)	.02
Net realized and unrealized gain (loss)	1.49	2.09	(6.59)	2.64	1.19	1.73
Total from investment operations	1.48	2.11	(6.58)	2.61	1.16	1.75
Distributions from net investment income	(.01)	(.01)	-	-	(.01)	-
Distributions from net realized gain	(.08)	-	(1.75)	(2.15)	(.02)	-
Total distributions	(.09)	(.01)	(1.75)	(2.15)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.21	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46
Total Return B, C, D	16.90%	31.50%	(49.12)%	20.24%	8.62%	14.94%
Ratios to Average Net Assets F, H
Expenses before reductions	2.90% A	2.50%	2.17%	2.08%	1.99%	2.09%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.62% A	1.69%	1.66%	1.71%	1.71%	1.79%
Net investment income (loss)	(.26)% A	.27%	.13%	(.19)%	(.19)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,198	$ 10,494	$ 8,104	$ 22,039	$ 26,780	$ 28,786
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.04)	(.09)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.41	1.97	(6.25)	2.52	1.15	1.67
Total from investment operations	1.38	1.95	(6.29)	2.43	1.05	1.63
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.05)	-	(1.68)	(2.15)	-	-
Total distributions	(.05)	(.01)	(1.68)	(2.15)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.64	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01
Total Return B, C, D	16.71%	30.62%	(49.33)%	19.65%	8.07%	14.32%
Ratios to Average Net Assets F, H
Expenses before reductions	3.39% A	2.98%	2.66%	2.57%	2.52%	2.61%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.13% A	2.18%	2.16%	2.20%	2.22%	2.29%
Net investment income (loss)	(.76)% A	(.22)%	(.37)%	(.69)%	(.69)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,412	$ 2,162	$ 1,918	$ 5,029	$ 5,788	$ 6,464
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.04)	(.09)	(.10)	(.05)
Net realized and unrealized gain (loss)	1.42	1.97	(6.26)	2.52	1.16	1.68
Total from investment operations	1.39	1.95	(6.30)	2.43	1.06	1.63
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.06)	-	(1.69)	(2.15)	-	-
Total distributions	(.06)	(.01)	(1.69)	(2.15)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.64	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02
Total Return B, C, D	16.75%	30.62%	(49.35)%	19.62%	8.14%	14.31%
Ratios to Average Net Assets F, H
Expenses before reductions	3.37% A	2.97%	2.63%	2.57%	2.50%	2.59%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.13% A	2.18%	2.16%	2.20%	2.21%	2.29%
Net investment income (loss)	(.76)% A	(.22)%	(.37)%	(.69)%	(.69)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,140	$ 3,378	$ 2,697	$ 5,352	$ 5,348	$ 5,396
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06
Income from Investment Operations
Net investment income (loss) D	.01	.06	.07	.05	.05	.09
Net realized and unrealized gain (loss)	1.59	2.20	(6.93)	2.75	1.22	1.78
Total from investment operations	1.60	2.26	(6.86)	2.80	1.27	1.87
Distributions from net investment income	(.05)	(.02)	-	-	(.07)	-
Distributions from net realized gain	(.08)	-	(1.83)	(2.15)	(.02)	-
Total distributions	(.13)	(.02)	(1.83)	(2.15)	(.09)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93
Total Return B, C	17.33%	32.03%	(48.89)%	20.88%	9.15%	15.51%
Ratios to Average Net Assets E, G
Expenses before reductions	2.18% A	1.88%	1.51%	1.43%	1.29%	1.42%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.13% A	1.18%	1.16%	1.20%	1.21%	1.29%
Net investment income (loss)	.24% A	.78%	.63%	.31%	.31%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,733	$ 1,148	$ 1,166	$ 2,476	$ 2,464	$ 1,800
Portfolio turnover rate F	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,658,396
Gross unrealized depreciation	(531,777)
Net unrealized appreciation (depreciation)	$ 3,126,619

Tax cost	$ 28,563,693

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,131,622 and $52,981,153, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,552	$ 1,328
Class T	.25%	.25%	28,566	264
Class B	.75%	.25%	11,473	8,634
Class C	.75%	.25%	18,857	2,338
			$ 69,448	$ 12,564

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,279
Class T	1,298
Class B*	1,436
Class C*	52
$ 5,065

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,568.32
Class T	19,816.35
Class B	3,805.33
Class C	6,189.33
Institutional Class	928.14
	$ 44,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $804 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,813.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 46,576
Class T	1.75%	66,131
Class B	2.25%	13,100
Class C	2.25%	21,184
Institutional Class	1.25%	6,326
		$ 153,317

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,531 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 24,148	$ 9,964
Class T	14,394	12,905
Class B	-	2,090
Class C	-	2,937
Institutional Class	6,497	2,651
Total	$ 45,039	$ 30,547
From net realized gain
Class A	$ 62,317	$ -
Class T	95,962	-
Class B	13,694	-
Class C	23,177	-
Institutional Class	10,192	-
Total	$ 205,342	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	387,534	202,494	$ 3,736,044	$ 1,551,596
Reinvestment of distributions	8,588	1,584	82,276	9,506
Shares redeemed	(94,819)	(433,602)	(916,602)	(2,853,060)
Net increase (decrease)	301,303	(229,524)	$ 2,901,718	$ (1,291,958)
Class T
Shares sold	160,304	218,150	$ 1,523,756	$ 1,562,039
Reinvestment of distributions	11,592	2,148	108,388	12,590
Shares redeemed	(167,374)	(235,220)	(1,585,695)	(1,618,407)
Net increase (decrease)	4,522	(14,922)	$ 46,449	$ (43,778)
Class B
Shares sold	29,723	54,249	$ 267,298	$ 377,037
Reinvestment of distributions	1,450	341	12,817	1,894
Shares redeemed	(40,972)	(95,791)	(366,957)	(611,596)
Net increase (decrease)	(9,799)	(41,201)	$ (86,842)	$ (232,665)
Class C
Shares sold	74,976	77,779	$ 673,886	$ 549,994
Reinvestment of distributions	2,379	477	21,027	2,645
Shares redeemed	(54,050)	(95,347)	(479,894)	(616,538)
Net increase (decrease)	23,305	(17,091)	$ 215,019	$ (63,899)
Institutional Class
Shares sold	40,413	23,710	$ 411,075	$ 163,841
Reinvestment of distributions	415	221	4,092	1,361
Shares redeemed	(3,325)	(65,564)	(34,430)	(461,579)
Net increase (decrease)	37,503	(41,633)	$ 380,737	$ (296,377)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0610
1.784880.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,171.60	$ 8.08
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,169.00	$ 9.41
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,167.10	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,167.50	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,173.30	$ 6.74
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Proto Corp. (Japan, Media)	5.0	0.0
Computer Task Group, Inc. (United States of America, IT Services)	4.8	0.0
USANA Health Sciences, Inc. (United States of America, Personal Products)	4.8	0.0
Piramal Healthcare Ltd. (India, Pharmaceuticals)	4.8	0.0
Kingdee International Software Group Co. Ltd. (Cayman Islands, Software)	4.6	0.0
	24.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.3	14.6
Consumer Discretionary	15.7	9.5
Financials	13.4	21.9
Industrials	10.9	11.6
Consumer Staples	10.5	6.3
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	33.0	39.9
India	15.5	2.2
Japan	14.5	7.3
Cayman Islands	10.0	1.3
South Africa	6.6	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 99.3%	Stocks 97.8%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
British Virgin Islands - 0.6%
HLS Systems International Ltd. (a)	18,200	$ 188,734
Canada - 3.3%
Computer Modelling Group Ltd.	48,200	877,485
IAMGOLD Corp.	400	7,156
Kinross Gold Corp.	3,500	66,818
Petrobank Energy & Resources Ltd. (a)	1,700	85,703
TOTAL CANADA		1,037,162
Cayman Islands - 10.0%
China Real Estate Information Corp. ADR	300	2,478
Daphne International Holdings Ltd.	1,390,000	1,435,866
Kingdee International Software Group Co. Ltd.	3,824,000	1,470,271
Tianyi Fruit Holdings Ltd. (a)	884,000	266,862
TOTAL CAYMAN ISLANDS		3,175,477
China - 0.1%
China Distance Education Holdings Ltd. ADR (a)	2,700	13,824
Denmark - 2.9%
Vestas Wind Systems AS (a)	15,300	933,636
France - 3.5%
Ubisoft Entertainment SA (a)	86,119	1,098,862
Germany - 2.9%
Kontron AG	96,000	911,730
Greece - 0.0%
National Bank of Greece SA sponsored ADR	100	326
India - 15.5%
Cadila Healthcare Ltd.	10,818	136,414
ICRA Ltd.	55,449	1,243,852
ICSA (India) Ltd.	81,782	253,012
INFO Edge India Ltd.	3,415	72,637
MIC Electronics Ltd.	577,150	536,696
NIIT Ltd.	109,800	170,720
NIIT Technologies Ltd.	240,921	1,011,267
Piramal Healthcare Ltd.	126,246	1,507,288
TOTAL INDIA		4,931,886
Japan - 14.5%
Aozora Bank Ltd. (a)	795,000	1,142,606
Kenedix, Inc. (a)(d)	3,805	1,340,844
Common Stocks - continued
	Shares	Value
Japan - continued
Proto Corp.	44,500	$ 1,591,822
Tsutsumi Jewelry Co. Ltd.	22,000	515,746
TOTAL JAPAN		4,591,018
Netherlands - 2.1%
Gemalto NV	15,000	668,726
South Africa - 6.6%
Aspen Pharmacare Holdings Ltd. (a)	56,300	636,438
Blue Label Telecoms Ltd. (a)	1,659,900	1,150,570
Clicks Group Ltd.	72,842	305,214
TOTAL SOUTH AFRICA		2,092,222
Sweden - 0.5%
EnergyO Solutions AB (a)	23,797	171,847
Switzerland - 1.0%
Weatherford International Ltd. (a)	17,400	315,114
United Kingdom - 2.8%
Barclays PLC Sponsored ADR	26,800	547,256
Ensco International Ltd. ADR	7,500	353,850
TOTAL UNITED KINGDOM		901,106
United States of America - 33.0%
Advance Auto Parts, Inc.	24,200	1,091,420
Altera Corp.	32,700	829,272
China Jo-Jo Drugstores, Inc. (a)	285,700	1,357,075
China Pharma Holdings, Inc. (a)	276,200	952,890
China TransInfo Technlgy Corp. (a)	111,400	779,800
China-Biotics, Inc. (a)	9,200	163,944
Computer Task Group, Inc. (a)	161,300	1,514,607
DG FastChannel, Inc. (a)	7,700	270,886
MasTec, Inc. (a)	80,300	1,004,553
NVE Corp. (a)	10,121	488,136
PowerSecure International, Inc. (a)	34,200	385,092
Radiant Systems, Inc. (a)	4,100	57,687
USANA Health Sciences, Inc. (a)	41,700	1,511,625
Zoltek Companies, Inc. (a)(d)	6,937	68,260
TOTAL UNITED STATES OF AMERICA		10,475,247
TOTAL COMMON STOCKS (Cost $28,368,377)		31,506,917
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	36,429	$ 36,429
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	146,966	146,966
TOTAL MONEY MARKET FUNDS (Cost $183,395)		183,395
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,551,772)		31,690,312
NET OTHER ASSETS - 0.1%		45,187
NET ASSETS - 100%		$ 31,735,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 306
Fidelity Securities Lending Cash Central Fund	2,813
Total	$ 3,119
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 10,475,247	$ 10,475,247	$ -	$ -
India	4,931,886	-	4,931,886	-
Japan	4,591,018	4,591,018	-	-
Cayman Islands	3,175,477	2,478	3,172,999	-
South Africa	2,092,222	2,092,222	-	-
France	1,098,862	-	1,098,862	-
Canada	1,037,162	1,037,162	-	-
Denmark	933,636	-	933,636	-
Germany	911,730	-	911,730	-
Other	2,259,677	1,419,104	840,573	-
Money Market Funds	183,395	183,395	-	-
Total Investments in Securities:	$ 31,690,312	$ 19,800,626	$ 11,889,686	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $12,371,262 of which $9,352,860 and $3,018,402 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $139,484) - See accompanying schedule: Unaffiliated issuers (cost $28,368,377)	$ 31,506,917
Fidelity Central Funds (cost $183,395)	183,395
Total Investments (cost $28,551,772)		$ 31,690,312
Foreign currency held at value (cost $15,873)		16,596
Receivable for investments sold		174,355
Receivable for fund shares sold		125,950
Dividends receivable		54,287
Distributions receivable from Fidelity Central Funds		752
Prepaid expenses		38
Receivable from investment adviser for expense reductions		12,497
Other receivables		32,395
Total assets		32,107,182

Liabilities
Payable for investments purchased	$ 6,548
Payable for fund shares redeemed	24,540
Accrued management fee	18,700
Distribution fees payable	12,625
Other affiliated payables	8,380
Other payables and accrued expenses	153,924
Collateral on securities loaned, at value	146,966
Total liabilities		371,683

Net Assets		$ 31,735,499
Net Assets consist of:
Paid in capital		$ 38,455,706
Accumulated net investment loss		(60,714)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,694,145)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,034,652
Net Assets		$ 31,735,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,252,504 ÷ 1,074,921 shares)	$ 10.47

Maximum offering price per share (100/94.25 of $10.47)	$ 11.11
Class T: Net Asset Value and redemption price per share ($12,198,270 ÷ 1,194,933 shares)	$ 10.21

Maximum offering price per share (100/96.50 of $10.21)	$ 10.58
Class B: Net Asset Value and offering price per share ($2,412,016 ÷ 250,312 shares)A	$ 9.64

Class C: Net Asset Value and offering price per share ($4,140,112 ÷ 429,618 shares)A	$ 9.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,732,597 ÷ 160,785 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 192,797
Interest		3,255
Income from Fidelity Central Funds		3,119
		199,171
Less foreign taxes withheld		(12,188)
Total income		186,983

Expenses
Management fee Basic fee	$ 96,640
Performance adjustment	(9,792)
Transfer agent fees	44,306
Distribution fees	69,448
Accounting and security lending fees	7,112
Custodian fees and expenses	98,079
Independent trustees' compensation	72
Registration fees	51,214
Audit	36,384
Legal	71
Miscellaneous	168
Total expenses before reductions	393,702
Expense reductions	(169,848)	223,854
Net investment income (loss)		(36,871)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,774)	3,145,616
Foreign currency transactions	(10,845)
Total net realized gain (loss)		3,134,771
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $99,625)	1,248,085
Assets and liabilities in foreign currencies	2,537
Total change in net unrealized appreciation (depreciation)		1,250,622
Net gain (loss)		4,385,393
Net increase (decrease) in net assets resulting from operations		$ 4,348,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (36,871)	$ 50,948
Net realized gain (loss)	3,134,771	(2,896,694)
Change in net unrealized appreciation (depreciation)	1,250,622	8,195,238
Net increase (decrease) in net assets resulting from operations	4,348,522	5,349,492
Distributions to shareholders from net investment income	(45,039)	(30,547)
Distributions to shareholders from net realized gain	(205,342)	-
Total distributions	(250,381)	(30,547)
Share transactions - net increase (decrease)	3,457,081	(1,928,677)
Redemption fees	591	261
Total increase (decrease) in net assets	7,555,813	3,390,529

Net Assets
Beginning of period	24,179,686	20,789,157
End of period (including accumulated net investment loss of $60,714 and undistributed net investment income of $21,196, respectively)	$ 31,735,499	$ 24,179,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88
Income from Investment Operations
Net investment income (loss) E	- I	.04	.04	.01	.01	.05
Net realized and unrealized gain (loss)	1.54	2.13	(6.74)	2.69	1.20	1.75
Total from investment operations	1.54	2.17	(6.70)	2.70	1.21	1.80
Distributions from net investment income	(.03)	(.01)	-	-	(.04)	-
Distributions from net realized gain	(.08)	-	(1.80)	(2.15)	(.02)	-
Total distributions	(.11)	(.01)	(1.80)	(2.15)	(.06)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 9.04	$ 6.88	$ 15.38	$ 14.83	$ 13.68
Total Return B, C, D	17.16%	31.68%	(48.99)%	20.55%	8.86%	15.15%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.22%	1.90%	1.81%	1.69%	1.76%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.38% A	1.43%	1.41%	1.45%	1.46%	1.54%
Net investment income (loss)	(.01)% A	.53%	.38%	.06%	.06%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,253	$ 6,997	$ 6,904	$ 14,000	$ 10,956	$ 10,101
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.01	(.03)	(.03)	.02
Net realized and unrealized gain (loss)	1.49	2.09	(6.59)	2.64	1.19	1.73
Total from investment operations	1.48	2.11	(6.58)	2.61	1.16	1.75
Distributions from net investment income	(.01)	(.01)	-	-	(.01)	-
Distributions from net realized gain	(.08)	-	(1.75)	(2.15)	(.02)	-
Total distributions	(.09)	(.01)	(1.75)	(2.15)	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.21	$ 8.82	$ 6.72	$ 15.05	$ 14.59	$ 13.46
Total Return B, C, D	16.90%	31.50%	(49.12)%	20.24%	8.62%	14.94%
Ratios to Average Net Assets F, H
Expenses before reductions	2.90% A	2.50%	2.17%	2.08%	1.99%	2.09%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.62% A	1.69%	1.66%	1.71%	1.71%	1.79%
Net investment income (loss)	(.26)% A	.27%	.13%	(.19)%	(.19)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,198	$ 10,494	$ 8,104	$ 22,039	$ 26,780	$ 28,786
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01	$ 11.38
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.04)	(.09)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.41	1.97	(6.25)	2.52	1.15	1.67
Total from investment operations	1.38	1.95	(6.29)	2.43	1.05	1.63
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.05)	-	(1.68)	(2.15)	-	-
Total distributions	(.05)	(.01)	(1.68)	(2.15)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.64	$ 8.31	$ 6.37	$ 14.34	$ 14.06	$ 13.01
Total Return B, C, D	16.71%	30.62%	(49.33)%	19.65%	8.07%	14.32%
Ratios to Average Net Assets F, H
Expenses before reductions	3.39% A	2.98%	2.66%	2.57%	2.52%	2.61%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.13% A	2.18%	2.16%	2.20%	2.22%	2.29%
Net investment income (loss)	(.76)% A	(.22)%	(.37)%	(.69)%	(.69)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,412	$ 2,162	$ 1,918	$ 5,029	$ 5,788	$ 6,464
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02	$ 11.39
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.04)	(.09)	(.10)	(.05)
Net realized and unrealized gain (loss)	1.42	1.97	(6.26)	2.52	1.16	1.68
Total from investment operations	1.39	1.95	(6.30)	2.43	1.06	1.63
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.06)	-	(1.69)	(2.15)	-	-
Total distributions	(.06)	(.01)	(1.69)	(2.15)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.64	$ 8.31	$ 6.37	$ 14.36	$ 14.08	$ 13.02
Total Return B, C, D	16.75%	30.62%	(49.35)%	19.62%	8.14%	14.31%
Ratios to Average Net Assets F, H
Expenses before reductions	3.37% A	2.97%	2.63%	2.57%	2.50%	2.59%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.13% A	2.18%	2.16%	2.20%	2.21%	2.29%
Net investment income (loss)	(.76)% A	(.22)%	(.37)%	(.69)%	(.69)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,140	$ 3,378	$ 2,697	$ 5,352	$ 5,348	$ 5,396
Portfolio turnover rate G	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93	$ 12.06
Income from Investment Operations
Net investment income (loss) D	.01	.06	.07	.05	.05	.09
Net realized and unrealized gain (loss)	1.59	2.20	(6.93)	2.75	1.22	1.78
Total from investment operations	1.60	2.26	(6.86)	2.80	1.27	1.87
Distributions from net investment income	(.05)	(.02)	-	-	(.07)	-
Distributions from net realized gain	(.08)	-	(1.83)	(2.15)	(.02)	-
Total distributions	(.13)	(.02)	(1.83)	(2.15)	(.09)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 9.31	$ 7.07	$ 15.76	$ 15.11	$ 13.93
Total Return B, C	17.33%	32.03%	(48.89)%	20.88%	9.15%	15.51%
Ratios to Average Net Assets E, G
Expenses before reductions	2.18% A	1.88%	1.51%	1.43%	1.29%	1.42%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.13% A	1.18%	1.16%	1.20%	1.21%	1.29%
Net investment income (loss)	.24% A	.78%	.63%	.31%	.31%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,733	$ 1,148	$ 1,166	$ 2,476	$ 2,464	$ 1,800
Portfolio turnover rate F	397% A	258%	257%	102%	251%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,658,396
Gross unrealized depreciation	(531,777)
Net unrealized appreciation (depreciation)	$ 3,126,619

Tax cost	$ 28,563,693

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,131,622 and $52,981,153, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,552	$ 1,328
Class T	.25%	.25%	28,566	264
Class B	.75%	.25%	11,473	8,634
Class C	.75%	.25%	18,857	2,338
			$ 69,448	$ 12,564

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,279
Class T	1,298
Class B*	1,436
Class C*	52
$ 5,065

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,568.32
Class T	19,816.35
Class B	3,805.33
Class C	6,189.33
Institutional Class	928.14
	$ 44,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $804 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,813.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 46,576
Class T	1.75%	66,131
Class B	2.25%	13,100
Class C	2.25%	21,184
Institutional Class	1.25%	6,326
		$ 153,317

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,531 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 24,148	$ 9,964
Class T	14,394	12,905
Class B	-	2,090
Class C	-	2,937
Institutional Class	6,497	2,651
Total	$ 45,039	$ 30,547
From net realized gain
Class A	$ 62,317	$ -
Class T	95,962	-
Class B	13,694	-
Class C	23,177	-
Institutional Class	10,192	-
Total	$ 205,342	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	387,534	202,494	$ 3,736,044	$ 1,551,596
Reinvestment of distributions	8,588	1,584	82,276	9,506
Shares redeemed	(94,819)	(433,602)	(916,602)	(2,853,060)
Net increase (decrease)	301,303	(229,524)	$ 2,901,718	$ (1,291,958)
Class T
Shares sold	160,304	218,150	$ 1,523,756	$ 1,562,039
Reinvestment of distributions	11,592	2,148	108,388	12,590
Shares redeemed	(167,374)	(235,220)	(1,585,695)	(1,618,407)
Net increase (decrease)	4,522	(14,922)	$ 46,449	$ (43,778)
Class B
Shares sold	29,723	54,249	$ 267,298	$ 377,037
Reinvestment of distributions	1,450	341	12,817	1,894
Shares redeemed	(40,972)	(95,791)	(366,957)	(611,596)
Net increase (decrease)	(9,799)	(41,201)	$ (86,842)	$ (232,665)
Class C
Shares sold	74,976	77,779	$ 673,886	$ 549,994
Reinvestment of distributions	2,379	477	21,027	2,645
Shares redeemed	(54,050)	(95,347)	(479,894)	(616,538)
Net increase (decrease)	23,305	(17,091)	$ 215,019	$ (63,899)
Institutional Class
Shares sold	40,413	23,710	$ 411,075	$ 163,841
Reinvestment of distributions	415	221	4,092	1,361
Shares redeemed	(3,325)	(65,564)	(34,430)	(461,579)
Net increase (decrease)	37,503	(41,633)	$ 380,737	$ (296,377)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0610
1.784881.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,103.20	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.70%
Actual		$ 1,000.00	$ 1,101.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.21%
Actual		$ 1,000.00	$ 1,098.70	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.21%
Actual		$ 1,000.00	$ 1,099.60	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,105.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.9
BHP Billiton Ltd. (Australia, Metals & Mining)	1.7	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.7	2.1
Nestle SA (Switzerland, Food Products)	1.6	0.0
Banco Santander SA (Spain, Commercial Banks)	1.3	1.5
	8.1
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	28.2
Consumer Discretionary	12.4	7.5
Industrials	11.6	8.9
Materials	9.7	9.1
Consumer Staples	9.0	6.5
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	14.4	12.5
United Kingdom	10.3	15.0
France	7.8	7.6
United States of America	6.9	7.3
Netherlands	4.9	1.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 98.6%	Stocks 100.3%
Bonds 0.6%	Bonds 0.0%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets† (0.3)%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 3.6%
BHP Billiton Ltd.	78,510	$ 2,869,254
Fortescue Metals Group Ltd. (a)	219,382	912,741
Macquarie Group Ltd.	20,688	943,118
Westfield Group unit	99,387	1,173,583
TOTAL AUSTRALIA		5,898,696
Austria - 1.6%
Erste Bank AG	21,300	945,795
Raiffeisen International Bank-Holding AG	18,200	886,268
Zumtobel AG (a)	38,700	834,605
TOTAL AUSTRIA		2,666,668
Belgium - 1.3%
Ageas (d)	328,900	1,010,390
Anheuser-Busch InBev SA NV (d)	24,252	1,176,634
TOTAL BELGIUM		2,187,024
Bermuda - 1.0%
Central European Media Enterprises Ltd. Class A (a)	22,000	748,000
VimpelCom Ltd. ADR (a)	49,700	865,774
TOTAL BERMUDA		1,613,774
Brazil - 3.3%
BR Malls Participacoes SA (a)	68,600	869,958
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	64,611	923,291
OGX Petroleo e Gas Participacoes SA	93,300	933,027
PDG Realty S.A. Empreendimentos e Participacoes	98,100	891,844
TIM Participacoes SA sponsored ADR (non-vtg.)	32,300	839,477
Vivo Participacoes SA sponsored ADR	33,700	892,039
TOTAL BRAZIL		5,349,636
Canada - 4.2%
Consolidated Thompson Iron Mines Ltd. (a)	88,600	753,301
InterOil Corp. (a)(d)	10,500	704,235
Niko Resources Ltd.	7,200	788,939
OPTI Canada, Inc. (a)	425,100	957,960
Petrobank Energy & Resources Ltd. (a)(d)	14,900	751,158
Suncor Energy, Inc.	37,400	1,278,931
Talisman Energy, Inc.	53,200	905,164
Western Coal Corp. (a)	137,000	790,022
TOTAL CANADA		6,929,710
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.5%
China High Speed Transmission Equipment Group Co. Ltd.	358,000	$ 848,424
Hengdeli Holdings Ltd.	1,712,000	713,869
Hidili Industry International Development Ltd. (a)	764,000	832,701
JA Solar Holdings Co. Ltd. ADR (a)	136,200	832,182
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	153,400	730,184
Peak Sport Products Co. Ltd.	1,109,000	844,958
Trina Solar Ltd. ADR (a)(d)	34,700	897,689
TOTAL CAYMAN ISLANDS		5,700,007
China - 1.5%
BYD Co. Ltd. (H Shares) (a)	94,500	839,061
China Merchants Bank Co. Ltd. (H Shares)	370,630	908,580
Digital China Holdings Ltd. (H Shares)	541,000	796,358
TOTAL CHINA		2,543,999
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S) (a)	409,400	837,754
Denmark - 2.3%
Carlsberg AS Series B	10,200	824,423
Novo Nordisk AS Series B sponsored ADR	13,700	1,124,770
Vestas Wind Systems AS (a)	15,400	939,738
William Demant Holding AS (a)	12,200	832,185
TOTAL DENMARK		3,721,116
France - 7.8%
Atos Origin SA (a)	15,747	798,026
BNP Paribas SA	23,164	1,591,225
Carrefour SA	23,024	1,128,620
Credit Agricole SA	67,100	959,305
EDF SA	18,300	980,878
Iliad Group SA	8,329	832,871
Natixis SA (a)	175,000	895,064
Renault SA (a)	19,800	917,438
Saft Groupe SA	21,471	780,026
Sanofi-Aventis sponsored ADR	47,610	1,623,977
Schneider Electric SA (d)	9,392	1,066,380
Societe Generale Series A	24,027	1,283,168
TOTAL FRANCE		12,856,978
Germany - 4.4%
Bayerische Motoren Werke AG (BMW)	21,026	1,034,376
Daimler AG (Germany)	27,038	1,377,316
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Bank AG (NY Shares)	18,300	$ 1,256,844
HeidelbergCement AG	15,638	968,945
Siemens AG sponsored ADR	16,400	1,601,296
Thyssenkrupp AG	28,700	936,196
TOTAL GERMANY		7,174,973
Greece - 0.6%
National Bank of Greece SA sponsored ADR	294,400	959,744
Hong Kong - 1.7%
CNOOC Ltd. sponsored ADR	6,200	1,090,704
Hang Lung Properties Ltd.	237,000	852,549
Wharf Holdings Ltd.	165,000	892,366
TOTAL HONG KONG		2,835,619
India - 1.6%
Adani Power Ltd.	283,581	794,941
Housing Development and Infrastructure Ltd. (a)	138,183	831,405
Jaiprakash Associates Ltd.	260,117	856,207
Rural Electrification Corp. Ltd. (a)	15,167	86,264
TOTAL INDIA		2,568,817
Ireland - 0.7%
Allied Irish Banks PLC sponsored ADR (a)	109,300	419,712
Covidien PLC	16,600	796,634
TOTAL IRELAND		1,216,346
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,057	1,412,868
Italy - 0.6%
Mediaset SpA	119,100	943,244
Japan - 14.4%
Asahi Breweries Ltd.	49,700	892,828
Disco Corp.	11,700	834,558
Elpida Memory, Inc. (a)	38,200	825,572
Itochu Corp.	111,400	965,183
JFE Holdings, Inc.	28,700	1,023,551
Kenedix, Inc. (a)(d)	2,385	840,450
Komatsu Ltd.	52,200	1,052,268
Marubeni Corp.	151,000	891,000
Mazda Motor Corp.	324,000	956,846
Mitsubishi Corp.	48,800	1,156,031
Mitsubishi Materials Corp. (a)	310,000	929,224
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	305,900	$ 1,581,503
Mitsui & Co. Ltd.	71,000	1,067,123
Nikon Corp.	39,300	892,200
Nintendo Co. Ltd.	3,600	1,209,403
Nippon Electric Glass Co. Ltd.	53,000	813,084
ORIX Corp.	10,460	963,260
Rakuten, Inc.	1,176	912,705
SOFTBANK CORP.	44,100	986,343
Sony Corp. sponsored ADR (d)	33,200	1,136,104
Sumitomo Mitsui Financial Group, Inc.	34,100	1,127,810
Towa Corp. (a)	86,600	769,839
Toyoda Gosei Co. Ltd.	29,700	830,323
Uni-Charm Corp.	9,600	934,142
TOTAL JAPAN		23,591,350
Korea (South) - 3.2%
Hyundai Mipo Dockyard Co. Ltd.	5,682	799,937
Kia Motors Corp.	36,180	882,670
LG Corp.	13,011	887,028
NCsoft Corp.	5,957	885,539
Samsung Electronics Co. Ltd.	2,479	1,884,625
TOTAL KOREA (SOUTH)		5,339,799
Luxembourg - 0.0%
L'Occitane Ltd.	8,000	15,538
Mexico - 1.1%
Grupo Mexico SA de CV Series B	347,222	912,577
Grupo Modelo SAB de CV Series C	164,000	904,693
TOTAL MEXICO		1,817,270
Netherlands - 4.9%
ASM International NV (Netherlands) (a)(d)	33,200	865,220
ING Groep NV sponsored ADR (a)(d)	131,078	1,162,662
Koninklijke Ahold NV	76,961	1,055,417
Koninklijke KPN NV	76,645	1,150,033
Koninklijke Philips Electronics NV	35,659	1,197,533
Randstad Holdings NV (a)	17,199	871,552
Unilever NV (NY Shares) ADR	59,100	1,788,366
TOTAL NETHERLANDS		8,090,783
Common Stocks - continued
	Shares	Value
Norway - 1.0%
Aker Solutions ASA	54,930	$ 918,130
Petroleum Geo-Services ASA (a)	59,200	814,859
TOTAL NORWAY		1,732,989
Portugal - 0.5%
Banco Espirito Santo SA (Reg.)	166,068	795,076
Russia - 2.5%
LSR Group OJSC GDR (Reg. S) (a)	79,100	669,874
Magnit OJSC GDR (Reg. S)	42,700	800,236
Mosenergo AO sponsored ADR (a)	69,200	830,001
PIK Group GDR (Reg. S) unit (a)	152,500	795,486
Sberbank (Savings Bank of the Russian Federation) GDR	3,700	995,393
TOTAL RUSSIA		4,090,990
Singapore - 0.5%
Wing Tai Holdings Ltd.	640,000	840,434
South Africa - 1.1%
Clicks Group Ltd.	179,548	752,320
Naspers Ltd. Class N	24,600	999,120
TOTAL SOUTH AFRICA		1,751,440
Spain - 4.8%
Antena 3 Television SA	85,100	787,834
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	108,000	1,418,040
Banco Santander SA sponsored ADR	168,550	2,079,907
Grupo Acciona SA	8,636	856,102
Telefonica SA sponsored ADR	27,600	1,870,728
Vallehermoso SA (a)(d)	111,402	850,072
TOTAL SPAIN		7,862,683
Sweden - 0.9%
EnergyO Solutions AB (a)	199,067	1,437,535
Switzerland - 3.3%
Clariant AG (Reg.) (a)	58,100	801,654
Nestle SA	54,804	2,681,735
Novartis AG sponsored ADR	38,200	1,942,470
TOTAL SWITZERLAND		5,425,859
Taiwan - 1.1%
Prime View International Co. Ltd. (a)	442,000	854,523
Ruentex Development Co. Ltd.	548,000	895,895
TOTAL TAIWAN		1,750,418
Common Stocks - continued
	Shares	Value
United Kingdom - 10.3%
Anglo American PLC (United Kingdom) (a)	34,900	$ 1,482,208
Barclays PLC Sponsored ADR (d)	74,300	1,517,206
BG Group PLC	88,128	1,489,399
British American Tobacco PLC (United Kingdom)	46,700	1,468,271
Centrica PLC	251,937	1,131,510
HSBC Holdings PLC sponsored ADR	55,300	2,814,217
Imperial Tobacco Group PLC	38,214	1,088,498
Lloyds TSB Group PLC	1,245,500	1,245,951
Royal Dutch Shell PLC Class B	98,096	2,957,054
Taylor Wimpey PLC (a)	1,273,100	787,318
Vedanta Resources PLC	22,300	852,333
TOTAL UNITED KINGDOM		16,833,965
United States of America - 6.9%
Acuity Brands, Inc.	18,126	819,476
Bank of America Corp.	47,433	845,730
Express Scripts, Inc. (a)	8,416	842,694
Goldman Sachs Group, Inc.	5,500	798,600
JPMorgan Chase & Co.	19,300	821,794
Las Vegas Sands Corp. (a)(d)	29,894	743,165
Massey Energy Co.	21,400	783,882
Medco Health Solutions, Inc. (a)	13,800	813,096
Morgan Stanley	27,480	830,446
NII Holdings, Inc. (a)	20,000	848,400
Rubicon Technology, Inc. (a)(d)	31,020	841,883
Sohu.com, Inc. (a)(d)	16,581	798,375
Veeco Instruments, Inc. (a)	15,434	678,942
Wells Fargo & Co.	25,086	830,597
TOTAL UNITED STATES OF AMERICA		11,297,080
TOTAL COMMON STOCKS (Cost $157,302,205)		160,090,182
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.5%
ProSiebenSat.1 Media AG	46,500	874,859
Italy - 0.5%
Fiat SpA (Risparmio Shares)	103,962	843,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,457,011)		1,718,159
Convertible Bonds - 0.6%
		Principal Amount	Value
Canada - 0.6%
First Uranium Corp. 7% 3/31/13 (Cost $841,424)	CAD	858,000	$ 950,918
Money Market Funds - 7.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $12,463,116)	12,463,116	12,463,116
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $172,063,756)		175,222,375
NET OTHER ASSETS - (6.8)%		(11,197,903)
NET ASSETS - 100%		$ 164,024,472
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 480
Fidelity Securities Lending Cash Central Fund	60,311
Total	$ 60,791
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 23,591,350	$ 10,441,540	$ 13,149,810	$ -
United Kingdom	16,833,964	4,331,423	12,502,542	-
France	12,856,978	1,623,977	11,233,001	-
United States of America	11,297,080	11,297,080	-	-
Netherlands	8,090,783	2,951,028	5,139,755	-
Germany	8,049,832	2,858,140	5,191,692	-
Spain	7,862,683	5,368,675	2,494,008	-
Canada	6,929,710	6,929,710	-	-
Australia	5,898,696	-	5,898,696	-
Other	60,397,264	21,569,078	38,828,186	-
Corporate Bonds	950,918	-	950,918	-
Money Market Funds	12,463,116	12,463,116	-	-
Total Investments in Securities:	$ 175,222,375	$ 79,833,767	$ 95,388,608	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $124,578,673 of which $100,610,801 and $23,967,872 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,854,334) - See accompanying schedule: Unaffiliated issuers (cost $159,600,640)	$ 162,759,259
Fidelity Central Funds (cost $12,463,116)	12,463,116
Total Investments (cost $172,063,756)		$ 175,222,375
Cash		32,148
Foreign currency held at value (cost $1,264,515)		1,270,602
Receivable for investments sold		11,377,492
Receivable for fund shares sold		69,907
Dividends receivable		714,270
Interest receivable		3,612
Distributions receivable from Fidelity Central Funds		9,683
Prepaid expenses		257
Other receivables		412,274
Total assets		189,112,620

Liabilities
Payable for investments purchased	$ 11,929,473
Payable for fund shares redeemed	376,542
Accrued management fee	84,442
Distribution fees payable	74,941
Other affiliated payables	48,495
Other payables and accrued expenses	111,139
Collateral on securities loaned, at value	12,463,116
Total liabilities		25,088,148

Net Assets		$ 164,024,472
Net Assets consist of:
Paid in capital		$ 270,158,066
Undistributed net investment income		402,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(109,691,832)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,155,461
Net Assets		$ 164,024,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,242,151 ÷ 4,694,011 shares)	$ 10.06

Maximum offering price per share (100/94.25 of $10.06)	$ 10.67
Class T: Net Asset Value and redemption price per share ($77,260,356 ÷ 7,825,190 shares)	$ 9.87

Maximum offering price per share (100/96.50 of $9.87)	$ 10.23
Class B: Net Asset Value and offering price per share ($10,040,367 ÷ 1,095,837 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($25,697,650 ÷ 2,805,245 shares)A	$ 9.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,783,948 ÷ 353,787 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,771,884
Interest		6,367
Income from Fidelity Central Funds		60,791
		1,839,042
Less foreign taxes withheld		(156,005)
Total income		1,683,037

Expenses
Management fee Basic fee	$ 582,153
Performance adjustment	(151,659)
Transfer agent fees	258,150
Distribution fees	434,694
Accounting and security lending fees	43,527
Custodian fees and expenses	169,888
Independent trustees' compensation	453
Registration fees	45,306
Audit	40,526
Legal	485
Interest	526
Miscellaneous	1,063
Total expenses before reductions	1,425,112
Expense reductions	(210,630)	1,214,482
Net investment income (loss)		468,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $87,496)	18,833,436
Foreign currency transactions	(260,685)
Total net realized gain (loss)		18,572,751
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,448)	(3,396,674)
Assets and liabilities in foreign currencies	27,860
Total change in net unrealized appreciation (depreciation)		(3,368,814)
Net gain (loss)		15,203,937
Net increase (decrease) in net assets resulting from operations		$ 15,672,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 468,555	$ 1,239,787
Net realized gain (loss)	18,572,751	(23,334,071)
Change in net unrealized appreciation (depreciation)	(3,368,814)	73,135,078
Net increase (decrease) in net assets resulting from operations	15,672,492	51,040,794
Distributions to shareholders from net investment income	(1,027,978)	(277,587)
Distributions to shareholders from net realized gain	(2,639,506)	-
Total distributions	(3,667,484)	(277,587)
Share transactions - net increase (decrease)	(7,903,773)	(18,914,139)
Redemption fees	1,444	2,824
Total increase (decrease) in net assets	4,102,679	31,851,892

Net Assets
Beginning of period	159,921,793	128,069,901
End of period (including undistributed net investment income of $402,777 and undistributed net investment income of $962,200, respectively)	$ 164,024,472	$ 159,921,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.12	.12
Net realized and unrealized gain (loss)	.92	2.88	(8.42)	3.81	2.73	1.86
Total from investment operations	.96	2.97	(8.31)	3.88	2.85	1.98
Distributions from net investment income	(.08)	(.02)	(.05)	(.12)	(.20)	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.24) K	(.02)	(3.94)	(3.03) J	(2.44)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38
Total Return B, C, D	10.32%	46.61%	(55.70)%	24.76%	17.62%	12.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.27%	1.42%	1.47%	1.43%	1.44%
Expenses net of fee waivers, if any	1.46% A	1.27%	1.42%	1.47%	1.43%	1.44%
Expenses net of all reductions	1.21% A	1.15%	1.25%	1.39%	1.32%	1.30%
Net investment income (loss)	.84% A	1.22%	.95%	.39%	.70%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,242	$ 43,389	$ 35,517	$ 113,579	$ 110,240	$ 113,809
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08	.03	.08	.08
Net realized and unrealized gain (loss)	.90	2.82	(8.28)	3.76	2.70	1.84
Total from investment operations	.93	2.89	(8.20)	3.79	2.78	1.92
Distributions from net investment income	(.06)	(.01)	(.01)	(.07)	(.15)	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.22) K	(.01)	(3.90)	(2.98) J	(2.39)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.87	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18
Total Return B, C, D	10.17%	46.23%	(55.79)%	24.47%	17.38%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.52%	1.65%	1.69%	1.65%	1.67%
Expenses net of fee waivers, if any	1.70% A	1.52%	1.65%	1.69%	1.65%	1.67%
Expenses net of all reductions	1.44% A	1.41%	1.48%	1.61%	1.54%	1.53%
Net investment income (loss)	.61% A	.96%	.71%	.18%	.48%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,260	$ 78,005	$ 57,603	$ 179,990	$ 188,320	$ 216,717
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.98 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.060 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70
Income from Investment Operations
Net investment income (loss) E	- I	.03	.02	(.06)	(.02)	(.02)
Net realized and unrealized gain (loss)	.84	2.63	(7.75)	3.57	2.57	1.78
Total from investment operations	.84	2.66	(7.73)	3.51	2.55	1.76
Distributions from net investment income	(.03)	(.01)	-	-	(.05)	-
Distributions from net realized gain	(.16)	-	(3.77)	(2.87)	(2.24)	-
Total distributions	(.19) K	(.01)	(3.77)	(2.87) J	(2.29)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.16	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46
Total Return B, C, D	9.87%	45.50%	(56.02)%	23.85%	16.58%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A	2.02%	2.17%	2.24%	2.26%	2.27%
Expenses net of fee waivers, if any	2.21% A	2.02%	2.17%	2.24%	2.25%	2.27%
Expenses net of all reductions	1.96% A	1.90%	2.01%	2.17%	2.14%	2.13%
Net investment income (loss)	.09% A	.47%	.19%	(.38)%	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,040	$ 10,661	$ 10,356	$ 40,013	$ 51,661	$ 57,168
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net realized gain of $2.869 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.030 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74
Income from Investment Operations
Net investment income (loss) E	- I	.03	.02	(.05)	(.01)	- I
Net realized and unrealized gain (loss)	.84	2.62	(7.75)	3.57	2.60	1.78
Total from investment operations	.84	2.65	(7.73)	3.52	2.59	1.78
Distributions from net investment income	(.04)	(.01)	-	-	(.07)	-
Distributions from net realized gain	(.16)	-	(3.82)	(2.90)	(2.24)	-
Total distributions	(.19) K	(.01)	(3.82)	(2.90) J	(2.31)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.16	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52
Total Return B, C, D	9.96%	45.26%	(55.95)%	23.85%	16.75%	12.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A	2.02%	2.16%	2.19%	2.16%	2.17%
Expenses net of fee waivers, if any	2.21% A	2.02%	2.16%	2.19%	2.16%	2.17%
Expenses net of all reductions	1.95% A	1.90%	2.00%	2.12%	2.05%	2.04%
Net investment income (loss)	.09% A	.47%	.20%	(.33)%	(.03)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,698	$ 24,575	$ 20,973	$ 66,298	$ 66,162	$ 67,429
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.90 per share is comprised of distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65
Income from Investment Operations
Net investment income (loss) D	.06	.11	.16	.13	.20	.16
Net realized and unrealized gain (loss)	.98	3.05	(8.88)	3.97	2.80	1.89
Total from investment operations	1.04	3.16	(8.72)	4.10	3.00	2.05
Distributions from net investment income	(.09)	(.02)	(.11)	(.17)	-	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.25) J	(.02)	(4.00)	(3.07) I	(2.24)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70
Total Return B, C	10.54%	46.85%	(55.51)%	25.16%	18.09%	13.10%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19% A	1.00%	1.12%	1.14%	1.04%	1.23%
Expenses net of fee waivers, if any	1.19% A	1.00%	1.12%	1.14%	1.04%	1.23%
Expenses net of all reductions	.93% A	.89%	.95%	1.07%	.93%	1.09%
Net investment income (loss)	1.12% A	1.48%	1.24%	.72%	1.08%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,784	$ 3,292	$ 3,620	$ 17,463	$ 24,536	$ 209,278
Portfolio turnover rate F	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,028,403
Gross unrealized depreciation	(8,519,460)
Net unrealized appreciation (depreciation)	$ 508,943

Tax cost	$ 174,713,432

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,687,726 and $437,838,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 58,586	$ 1,147
Class T	.25%	.25%	193,932	2,474
Class B	.75%	.25%	53,154	40,042
Class C	.75%	.25%	129,022	6,579
			$ 434,694	$ 50,242

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,071
Class T	4,011
Class B*	5,190
Class C*	303
$ 19,575

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 75,469.32
Class T	118,833.31
Class B	17,238.32
Class C	41,458.32
Institutional Class	5,152.30
	$ 258,150

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,628 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,904,700.39%		$ 526

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $330 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $60,311.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $210,630 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 383,536	$ 90,651
Class T	471,584	125,926
Class B	36,781	16,994
Class C	106,805	34,453
Institutional Class	29,272	9,563
Total	$ 1,027,978	$ 277,587

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 733,929	$ -
Class T	1,218,258	-
Class B	190,036	-
Class C	447,425	-
Institutional Class	49,858	-
Total	$ 2,639,506	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	667,461	1,129,010	$ 6,585,630	$ 8,639,569
Reinvestment of distributions	106,693	15,048	1,040,260	84,718
Shares redeemed	(724,172)	(2,053,924)	(7,041,898)	(14,153,371)
Net increase (decrease)	49,982	(909,866)	$ 583,992	$ (5,429,084)
Class T
Shares sold	823,035	2,801,470	$ 8,100,005	$ 19,344,738
Reinvestment of distributions	172,890	22,238	1,656,289	122,972
Shares redeemed	(1,685,959)	(3,476,400)	(16,335,998)	(24,109,988)
Net increase (decrease)	(690,034)	(652,692)	$ (6,579,704)	$ (4,642,278)
Class B
Shares sold	54,690	121,733	$ 498,008	$ 814,350
Reinvestment of distributions	23,836	2,955	212,377	15,248
Shares redeemed	(235,617)	(638,553)	(2,119,796)	(4,025,209)
Net increase (decrease)	(157,091)	(513,865)	$ (1,409,411)	$ (3,195,611)
Class C
Shares sold	179,917	347,098	$ 1,628,115	$ 2,336,196
Reinvestment of distributions	55,698	5,910	495,715	30,494
Shares redeemed	(316,791)	(1,042,577)	(2,850,487)	(6,402,136)
Net increase (decrease)	(81,176)	(689,569)	$ (726,657)	$ (4,035,446)
Institutional Class
Shares sold	63,473	52,991	$ 664,096	$ 417,607
Reinvestment of distributions	5,962	1,321	61,704	7,870
Shares redeemed	(47,844)	(257,103)	(497,793)	(2,037,197)
Net increase (decrease)	21,591	(202,791)	$ 228,007	$ (1,611,720)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA
Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0610
1.784890.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2010

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,103.20	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.70%
Actual		$ 1,000.00	$ 1,101.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.21%
Actual		$ 1,000.00	$ 1,098.70	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Class C	2.21%
Actual		$ 1,000.00	$ 1,099.60	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.84	$ 11.04
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,105.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.9
BHP Billiton Ltd. (Australia, Metals & Mining)	1.7	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.7	2.1
Nestle SA (Switzerland, Food Products)	1.6	0.0
Banco Santander SA (Spain, Commercial Banks)	1.3	1.5
	8.1
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	28.2
Consumer Discretionary	12.4	7.5
Industrials	11.6	8.9
Materials	9.7	9.1
Consumer Staples	9.0	6.5
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	14.4	12.5
United Kingdom	10.3	15.0
France	7.8	7.6
United States of America	6.9	7.3
Netherlands	4.9	1.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 98.6%	Stocks 100.3%
Bonds 0.6%	Bonds 0.0%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets† (0.3)%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 3.6%
BHP Billiton Ltd.	78,510	$ 2,869,254
Fortescue Metals Group Ltd. (a)	219,382	912,741
Macquarie Group Ltd.	20,688	943,118
Westfield Group unit	99,387	1,173,583
TOTAL AUSTRALIA		5,898,696
Austria - 1.6%
Erste Bank AG	21,300	945,795
Raiffeisen International Bank-Holding AG	18,200	886,268
Zumtobel AG (a)	38,700	834,605
TOTAL AUSTRIA		2,666,668
Belgium - 1.3%
Ageas (d)	328,900	1,010,390
Anheuser-Busch InBev SA NV (d)	24,252	1,176,634
TOTAL BELGIUM		2,187,024
Bermuda - 1.0%
Central European Media Enterprises Ltd. Class A (a)	22,000	748,000
VimpelCom Ltd. ADR (a)	49,700	865,774
TOTAL BERMUDA		1,613,774
Brazil - 3.3%
BR Malls Participacoes SA (a)	68,600	869,958
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	64,611	923,291
OGX Petroleo e Gas Participacoes SA	93,300	933,027
PDG Realty S.A. Empreendimentos e Participacoes	98,100	891,844
TIM Participacoes SA sponsored ADR (non-vtg.)	32,300	839,477
Vivo Participacoes SA sponsored ADR	33,700	892,039
TOTAL BRAZIL		5,349,636
Canada - 4.2%
Consolidated Thompson Iron Mines Ltd. (a)	88,600	753,301
InterOil Corp. (a)(d)	10,500	704,235
Niko Resources Ltd.	7,200	788,939
OPTI Canada, Inc. (a)	425,100	957,960
Petrobank Energy & Resources Ltd. (a)(d)	14,900	751,158
Suncor Energy, Inc.	37,400	1,278,931
Talisman Energy, Inc.	53,200	905,164
Western Coal Corp. (a)	137,000	790,022
TOTAL CANADA		6,929,710
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.5%
China High Speed Transmission Equipment Group Co. Ltd.	358,000	$ 848,424
Hengdeli Holdings Ltd.	1,712,000	713,869
Hidili Industry International Development Ltd. (a)	764,000	832,701
JA Solar Holdings Co. Ltd. ADR (a)	136,200	832,182
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	153,400	730,184
Peak Sport Products Co. Ltd.	1,109,000	844,958
Trina Solar Ltd. ADR (a)(d)	34,700	897,689
TOTAL CAYMAN ISLANDS		5,700,007
China - 1.5%
BYD Co. Ltd. (H Shares) (a)	94,500	839,061
China Merchants Bank Co. Ltd. (H Shares)	370,630	908,580
Digital China Holdings Ltd. (H Shares)	541,000	796,358
TOTAL CHINA		2,543,999
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S) (a)	409,400	837,754
Denmark - 2.3%
Carlsberg AS Series B	10,200	824,423
Novo Nordisk AS Series B sponsored ADR	13,700	1,124,770
Vestas Wind Systems AS (a)	15,400	939,738
William Demant Holding AS (a)	12,200	832,185
TOTAL DENMARK		3,721,116
France - 7.8%
Atos Origin SA (a)	15,747	798,026
BNP Paribas SA	23,164	1,591,225
Carrefour SA	23,024	1,128,620
Credit Agricole SA	67,100	959,305
EDF SA	18,300	980,878
Iliad Group SA	8,329	832,871
Natixis SA (a)	175,000	895,064
Renault SA (a)	19,800	917,438
Saft Groupe SA	21,471	780,026
Sanofi-Aventis sponsored ADR	47,610	1,623,977
Schneider Electric SA (d)	9,392	1,066,380
Societe Generale Series A	24,027	1,283,168
TOTAL FRANCE		12,856,978
Germany - 4.4%
Bayerische Motoren Werke AG (BMW)	21,026	1,034,376
Daimler AG (Germany)	27,038	1,377,316
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Bank AG (NY Shares)	18,300	$ 1,256,844
HeidelbergCement AG	15,638	968,945
Siemens AG sponsored ADR	16,400	1,601,296
Thyssenkrupp AG	28,700	936,196
TOTAL GERMANY		7,174,973
Greece - 0.6%
National Bank of Greece SA sponsored ADR	294,400	959,744
Hong Kong - 1.7%
CNOOC Ltd. sponsored ADR	6,200	1,090,704
Hang Lung Properties Ltd.	237,000	852,549
Wharf Holdings Ltd.	165,000	892,366
TOTAL HONG KONG		2,835,619
India - 1.6%
Adani Power Ltd.	283,581	794,941
Housing Development and Infrastructure Ltd. (a)	138,183	831,405
Jaiprakash Associates Ltd.	260,117	856,207
Rural Electrification Corp. Ltd. (a)	15,167	86,264
TOTAL INDIA		2,568,817
Ireland - 0.7%
Allied Irish Banks PLC sponsored ADR (a)	109,300	419,712
Covidien PLC	16,600	796,634
TOTAL IRELAND		1,216,346
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,057	1,412,868
Italy - 0.6%
Mediaset SpA	119,100	943,244
Japan - 14.4%
Asahi Breweries Ltd.	49,700	892,828
Disco Corp.	11,700	834,558
Elpida Memory, Inc. (a)	38,200	825,572
Itochu Corp.	111,400	965,183
JFE Holdings, Inc.	28,700	1,023,551
Kenedix, Inc. (a)(d)	2,385	840,450
Komatsu Ltd.	52,200	1,052,268
Marubeni Corp.	151,000	891,000
Mazda Motor Corp.	324,000	956,846
Mitsubishi Corp.	48,800	1,156,031
Mitsubishi Materials Corp. (a)	310,000	929,224
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	305,900	$ 1,581,503
Mitsui & Co. Ltd.	71,000	1,067,123
Nikon Corp.	39,300	892,200
Nintendo Co. Ltd.	3,600	1,209,403
Nippon Electric Glass Co. Ltd.	53,000	813,084
ORIX Corp.	10,460	963,260
Rakuten, Inc.	1,176	912,705
SOFTBANK CORP.	44,100	986,343
Sony Corp. sponsored ADR (d)	33,200	1,136,104
Sumitomo Mitsui Financial Group, Inc.	34,100	1,127,810
Towa Corp. (a)	86,600	769,839
Toyoda Gosei Co. Ltd.	29,700	830,323
Uni-Charm Corp.	9,600	934,142
TOTAL JAPAN		23,591,350
Korea (South) - 3.2%
Hyundai Mipo Dockyard Co. Ltd.	5,682	799,937
Kia Motors Corp.	36,180	882,670
LG Corp.	13,011	887,028
NCsoft Corp.	5,957	885,539
Samsung Electronics Co. Ltd.	2,479	1,884,625
TOTAL KOREA (SOUTH)		5,339,799
Luxembourg - 0.0%
L'Occitane Ltd.	8,000	15,538
Mexico - 1.1%
Grupo Mexico SA de CV Series B	347,222	912,577
Grupo Modelo SAB de CV Series C	164,000	904,693
TOTAL MEXICO		1,817,270
Netherlands - 4.9%
ASM International NV (Netherlands) (a)(d)	33,200	865,220
ING Groep NV sponsored ADR (a)(d)	131,078	1,162,662
Koninklijke Ahold NV	76,961	1,055,417
Koninklijke KPN NV	76,645	1,150,033
Koninklijke Philips Electronics NV	35,659	1,197,533
Randstad Holdings NV (a)	17,199	871,552
Unilever NV (NY Shares) ADR	59,100	1,788,366
TOTAL NETHERLANDS		8,090,783
Common Stocks - continued
	Shares	Value
Norway - 1.0%
Aker Solutions ASA	54,930	$ 918,130
Petroleum Geo-Services ASA (a)	59,200	814,859
TOTAL NORWAY		1,732,989
Portugal - 0.5%
Banco Espirito Santo SA (Reg.)	166,068	795,076
Russia - 2.5%
LSR Group OJSC GDR (Reg. S) (a)	79,100	669,874
Magnit OJSC GDR (Reg. S)	42,700	800,236
Mosenergo AO sponsored ADR (a)	69,200	830,001
PIK Group GDR (Reg. S) unit (a)	152,500	795,486
Sberbank (Savings Bank of the Russian Federation) GDR	3,700	995,393
TOTAL RUSSIA		4,090,990
Singapore - 0.5%
Wing Tai Holdings Ltd.	640,000	840,434
South Africa - 1.1%
Clicks Group Ltd.	179,548	752,320
Naspers Ltd. Class N	24,600	999,120
TOTAL SOUTH AFRICA		1,751,440
Spain - 4.8%
Antena 3 Television SA	85,100	787,834
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	108,000	1,418,040
Banco Santander SA sponsored ADR	168,550	2,079,907
Grupo Acciona SA	8,636	856,102
Telefonica SA sponsored ADR	27,600	1,870,728
Vallehermoso SA (a)(d)	111,402	850,072
TOTAL SPAIN		7,862,683
Sweden - 0.9%
EnergyO Solutions AB (a)	199,067	1,437,535
Switzerland - 3.3%
Clariant AG (Reg.) (a)	58,100	801,654
Nestle SA	54,804	2,681,735
Novartis AG sponsored ADR	38,200	1,942,470
TOTAL SWITZERLAND		5,425,859
Taiwan - 1.1%
Prime View International Co. Ltd. (a)	442,000	854,523
Ruentex Development Co. Ltd.	548,000	895,895
TOTAL TAIWAN		1,750,418
Common Stocks - continued
	Shares	Value
United Kingdom - 10.3%
Anglo American PLC (United Kingdom) (a)	34,900	$ 1,482,208
Barclays PLC Sponsored ADR (d)	74,300	1,517,206
BG Group PLC	88,128	1,489,399
British American Tobacco PLC (United Kingdom)	46,700	1,468,271
Centrica PLC	251,937	1,131,510
HSBC Holdings PLC sponsored ADR	55,300	2,814,217
Imperial Tobacco Group PLC	38,214	1,088,498
Lloyds TSB Group PLC	1,245,500	1,245,951
Royal Dutch Shell PLC Class B	98,096	2,957,054
Taylor Wimpey PLC (a)	1,273,100	787,318
Vedanta Resources PLC	22,300	852,333
TOTAL UNITED KINGDOM		16,833,965
United States of America - 6.9%
Acuity Brands, Inc.	18,126	819,476
Bank of America Corp.	47,433	845,730
Express Scripts, Inc. (a)	8,416	842,694
Goldman Sachs Group, Inc.	5,500	798,600
JPMorgan Chase & Co.	19,300	821,794
Las Vegas Sands Corp. (a)(d)	29,894	743,165
Massey Energy Co.	21,400	783,882
Medco Health Solutions, Inc. (a)	13,800	813,096
Morgan Stanley	27,480	830,446
NII Holdings, Inc. (a)	20,000	848,400
Rubicon Technology, Inc. (a)(d)	31,020	841,883
Sohu.com, Inc. (a)(d)	16,581	798,375
Veeco Instruments, Inc. (a)	15,434	678,942
Wells Fargo & Co.	25,086	830,597
TOTAL UNITED STATES OF AMERICA		11,297,080
TOTAL COMMON STOCKS (Cost $157,302,205)		160,090,182
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.5%
ProSiebenSat.1 Media AG	46,500	874,859
Italy - 0.5%
Fiat SpA (Risparmio Shares)	103,962	843,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,457,011)		1,718,159
Convertible Bonds - 0.6%
		Principal Amount	Value
Canada - 0.6%
First Uranium Corp. 7% 3/31/13 (Cost $841,424)	CAD	858,000	$ 950,918
Money Market Funds - 7.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $12,463,116)	12,463,116	12,463,116
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $172,063,756)		175,222,375
NET OTHER ASSETS - (6.8)%		(11,197,903)
NET ASSETS - 100%		$ 164,024,472
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 480
Fidelity Securities Lending Cash Central Fund	60,311
Total	$ 60,791
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 23,591,350	$ 10,441,540	$ 13,149,810	$ -
United Kingdom	16,833,964	4,331,423	12,502,542	-
France	12,856,978	1,623,977	11,233,001	-
United States of America	11,297,080	11,297,080	-	-
Netherlands	8,090,783	2,951,028	5,139,755	-
Germany	8,049,832	2,858,140	5,191,692	-
Spain	7,862,683	5,368,675	2,494,008	-
Canada	6,929,710	6,929,710	-	-
Australia	5,898,696	-	5,898,696	-
Other	60,397,264	21,569,078	38,828,186	-
Corporate Bonds	950,918	-	950,918	-
Money Market Funds	12,463,116	12,463,116	-	-
Total Investments in Securities:	$ 175,222,375	$ 79,833,767	$ 95,388,608	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $124,578,673 of which $100,610,801 and $23,967,872 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,854,334) - See accompanying schedule: Unaffiliated issuers (cost $159,600,640)	$ 162,759,259
Fidelity Central Funds (cost $12,463,116)	12,463,116
Total Investments (cost $172,063,756)		$ 175,222,375
Cash		32,148
Foreign currency held at value (cost $1,264,515)		1,270,602
Receivable for investments sold		11,377,492
Receivable for fund shares sold		69,907
Dividends receivable		714,270
Interest receivable		3,612
Distributions receivable from Fidelity Central Funds		9,683
Prepaid expenses		257
Other receivables		412,274
Total assets		189,112,620

Liabilities
Payable for investments purchased	$ 11,929,473
Payable for fund shares redeemed	376,542
Accrued management fee	84,442
Distribution fees payable	74,941
Other affiliated payables	48,495
Other payables and accrued expenses	111,139
Collateral on securities loaned, at value	12,463,116
Total liabilities		25,088,148

Net Assets		$ 164,024,472
Net Assets consist of:
Paid in capital		$ 270,158,066
Undistributed net investment income		402,777
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(109,691,832)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,155,461
Net Assets		$ 164,024,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,242,151 ÷ 4,694,011 shares)	$ 10.06

Maximum offering price per share (100/94.25 of $10.06)	$ 10.67
Class T: Net Asset Value and redemption price per share ($77,260,356 ÷ 7,825,190 shares)	$ 9.87

Maximum offering price per share (100/96.50 of $9.87)	$ 10.23
Class B: Net Asset Value and offering price per share ($10,040,367 ÷ 1,095,837 shares)A	$ 9.16

Class C: Net Asset Value and offering price per share ($25,697,650 ÷ 2,805,245 shares)A	$ 9.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,783,948 ÷ 353,787 shares)	$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,771,884
Interest		6,367
Income from Fidelity Central Funds		60,791
		1,839,042
Less foreign taxes withheld		(156,005)
Total income		1,683,037

Expenses
Management fee Basic fee	$ 582,153
Performance adjustment	(151,659)
Transfer agent fees	258,150
Distribution fees	434,694
Accounting and security lending fees	43,527
Custodian fees and expenses	169,888
Independent trustees' compensation	453
Registration fees	45,306
Audit	40,526
Legal	485
Interest	526
Miscellaneous	1,063
Total expenses before reductions	1,425,112
Expense reductions	(210,630)	1,214,482
Net investment income (loss)		468,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $87,496)	18,833,436
Foreign currency transactions	(260,685)
Total net realized gain (loss)		18,572,751
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,448)	(3,396,674)
Assets and liabilities in foreign currencies	27,860
Total change in net unrealized appreciation (depreciation)		(3,368,814)
Net gain (loss)		15,203,937
Net increase (decrease) in net assets resulting from operations		$ 15,672,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 468,555	$ 1,239,787
Net realized gain (loss)	18,572,751	(23,334,071)
Change in net unrealized appreciation (depreciation)	(3,368,814)	73,135,078
Net increase (decrease) in net assets resulting from operations	15,672,492	51,040,794
Distributions to shareholders from net investment income	(1,027,978)	(277,587)
Distributions to shareholders from net realized gain	(2,639,506)	-
Total distributions	(3,667,484)	(277,587)
Share transactions - net increase (decrease)	(7,903,773)	(18,914,139)
Redemption fees	1,444	2,824
Total increase (decrease) in net assets	4,102,679	31,851,892

Net Assets
Beginning of period	159,921,793	128,069,901
End of period (including undistributed net investment income of $402,777 and undistributed net investment income of $962,200, respectively)	$ 164,024,472	$ 159,921,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.09	.11	.07	.12	.12
Net realized and unrealized gain (loss)	.92	2.88	(8.42)	3.81	2.73	1.86
Total from investment operations	.96	2.97	(8.31)	3.88	2.85	1.98
Distributions from net investment income	(.08)	(.02)	(.05)	(.12)	(.20)	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.24) K	(.02)	(3.94)	(3.03) J	(2.44)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.34	$ 6.39	$ 18.64	$ 17.79	$ 17.38
Total Return B, C, D	10.32%	46.61%	(55.70)%	24.76%	17.62%	12.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.27%	1.42%	1.47%	1.43%	1.44%
Expenses net of fee waivers, if any	1.46% A	1.27%	1.42%	1.47%	1.43%	1.44%
Expenses net of all reductions	1.21% A	1.15%	1.25%	1.39%	1.32%	1.30%
Net investment income (loss)	.84% A	1.22%	.95%	.39%	.70%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,242	$ 43,389	$ 35,517	$ 113,579	$ 110,240	$ 113,809
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.081 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18	$ 15.26
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08	.03	.08	.08
Net realized and unrealized gain (loss)	.90	2.82	(8.28)	3.76	2.70	1.84
Total from investment operations	.93	2.89	(8.20)	3.79	2.78	1.92
Distributions from net investment income	(.06)	(.01)	(.01)	(.07)	(.15)	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.22) K	(.01)	(3.90)	(2.98) J	(2.39)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.87	$ 9.16	$ 6.28	$ 18.38	$ 17.57	$ 17.18
Total Return B, C, D	10.17%	46.23%	(55.79)%	24.47%	17.38%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.52%	1.65%	1.69%	1.65%	1.67%
Expenses net of fee waivers, if any	1.70% A	1.52%	1.65%	1.69%	1.65%	1.67%
Expenses net of all reductions	1.44% A	1.41%	1.48%	1.61%	1.54%	1.53%
Net investment income (loss)	.61% A	.96%	.71%	.18%	.48%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,260	$ 78,005	$ 57,603	$ 179,990	$ 188,320	$ 216,717
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.98 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.060 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46	$ 14.70
Income from Investment Operations
Net investment income (loss) E	- I	.03	.02	(.06)	(.02)	(.02)
Net realized and unrealized gain (loss)	.84	2.63	(7.75)	3.57	2.57	1.78
Total from investment operations	.84	2.66	(7.73)	3.51	2.55	1.76
Distributions from net investment income	(.03)	(.01)	-	-	(.05)	-
Distributions from net realized gain	(.16)	-	(3.77)	(2.87)	(2.24)	-
Total distributions	(.19) K	(.01)	(3.77)	(2.87) J	(2.29)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.16	$ 8.51	$ 5.86	$ 17.36	$ 16.72	$ 16.46
Total Return B, C, D	9.87%	45.50%	(56.02)%	23.85%	16.58%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A	2.02%	2.17%	2.24%	2.26%	2.27%
Expenses net of fee waivers, if any	2.21% A	2.02%	2.17%	2.24%	2.25%	2.27%
Expenses net of all reductions	1.96% A	1.90%	2.01%	2.17%	2.14%	2.13%
Net investment income (loss)	.09% A	.47%	.19%	(.38)%	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,040	$ 10,661	$ 10,356	$ 40,013	$ 51,661	$ 57,168
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net realized gain of $2.869 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.030 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52	$ 14.74
Income from Investment Operations
Net investment income (loss) E	- I	.03	.02	(.05)	(.01)	- I
Net realized and unrealized gain (loss)	.84	2.62	(7.75)	3.57	2.60	1.78
Total from investment operations	.84	2.65	(7.73)	3.52	2.59	1.78
Distributions from net investment income	(.04)	(.01)	-	-	(.07)	-
Distributions from net realized gain	(.16)	-	(3.82)	(2.90)	(2.24)	-
Total distributions	(.19) K	(.01)	(3.82)	(2.90) J	(2.31)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.16	$ 8.51	$ 5.87	$ 17.42	$ 16.80	$ 16.52
Total Return B, C, D	9.96%	45.26%	(55.95)%	23.85%	16.75%	12.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A	2.02%	2.16%	2.19%	2.16%	2.17%
Expenses net of fee waivers, if any	2.21% A	2.02%	2.16%	2.19%	2.16%	2.17%
Expenses net of all reductions	1.95% A	1.90%	2.00%	2.12%	2.05%	2.04%
Net investment income (loss)	.09% A	.47%	.20%	(.33)%	(.03)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,698	$ 24,575	$ 20,973	$ 66,298	$ 66,162	$ 67,429
Portfolio turnover rate G	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.90 per share is comprised of distributions from net realized gain of $2.903 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70	$ 15.65
Income from Investment Operations
Net investment income (loss) D	.06	.11	.16	.13	.20	.16
Net realized and unrealized gain (loss)	.98	3.05	(8.88)	3.97	2.80	1.89
Total from investment operations	1.04	3.16	(8.72)	4.10	3.00	2.05
Distributions from net investment income	(.09)	(.02)	(.11)	(.17)	-	-
Distributions from net realized gain	(.16)	-	(3.89)	(2.90)	(2.24)	-
Total distributions	(.25) J	(.02)	(4.00)	(3.07) I	(2.24)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 9.91	$ 6.77	$ 19.49	$ 18.46	$ 17.70
Total Return B, C	10.54%	46.85%	(55.51)%	25.16%	18.09%	13.10%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19% A	1.00%	1.12%	1.14%	1.04%	1.23%
Expenses net of fee waivers, if any	1.19% A	1.00%	1.12%	1.14%	1.04%	1.23%
Expenses net of all reductions	.93% A	.89%	.95%	1.07%	.93%	1.09%
Net investment income (loss)	1.12% A	1.48%	1.24%	.72%	1.08%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,784	$ 3,292	$ 3,620	$ 17,463	$ 24,536	$ 209,278
Portfolio turnover rate F	528% A	414%	394%	146%	170%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,028,403
Gross unrealized depreciation	(8,519,460)
Net unrealized appreciation (depreciation)	$ 508,943

Tax cost	$ 174,713,432

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,687,726 and $437,838,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 58,586	$ 1,147
Class T	.25%	.25%	193,932	2,474
Class B	.75%	.25%	53,154	40,042
Class C	.75%	.25%	129,022	6,579
			$ 434,694	$ 50,242

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,071
Class T	4,011
Class B*	5,190
Class C*	303
$ 19,575

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 75,469.32
Class T	118,833.31
Class B	17,238.32
Class C	41,458.32
Institutional Class	5,152.30
	$ 258,150

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,628 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,904,700.39%		$ 526

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $330 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $60,311.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $210,630 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 383,536	$ 90,651
Class T	471,584	125,926
Class B	36,781	16,994
Class C	106,805	34,453
Institutional Class	29,272	9,563
Total	$ 1,027,978	$ 277,587

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 733,929	$ -
Class T	1,218,258	-
Class B	190,036	-
Class C	447,425	-
Institutional Class	49,858	-
Total	$ 2,639,506	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	667,461	1,129,010	$ 6,585,630	$ 8,639,569
Reinvestment of distributions	106,693	15,048	1,040,260	84,718
Shares redeemed	(724,172)	(2,053,924)	(7,041,898)	(14,153,371)
Net increase (decrease)	49,982	(909,866)	$ 583,992	$ (5,429,084)
Class T
Shares sold	823,035	2,801,470	$ 8,100,005	$ 19,344,738
Reinvestment of distributions	172,890	22,238	1,656,289	122,972
Shares redeemed	(1,685,959)	(3,476,400)	(16,335,998)	(24,109,988)
Net increase (decrease)	(690,034)	(652,692)	$ (6,579,704)	$ (4,642,278)
Class B
Shares sold	54,690	121,733	$ 498,008	$ 814,350
Reinvestment of distributions	23,836	2,955	212,377	15,248
Shares redeemed	(235,617)	(638,553)	(2,119,796)	(4,025,209)
Net increase (decrease)	(157,091)	(513,865)	$ (1,409,411)	$ (3,195,611)
Class C
Shares sold	179,917	347,098	$ 1,628,115	$ 2,336,196
Reinvestment of distributions	55,698	5,910	495,715	30,494
Shares redeemed	(316,791)	(1,042,577)	(2,850,487)	(6,402,136)
Net increase (decrease)	(81,176)	(689,569)	$ (726,657)	$ (4,035,446)
Institutional Class
Shares sold	63,473	52,991	$ 664,096	$ 417,607
Reinvestment of distributions	5,962	1,321	61,704	7,870
Shares redeemed	(47,844)	(257,103)	(497,793)	(2,037,197)
Net increase (decrease)	21,591	(202,791)	$ 228,007	$ (1,611,720)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0610
1.784891.107

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,128.00	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,127.70	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,124.60	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,124.40	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,130.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	5.5	5.5
T&D Holdings, Inc.	5.2	2.5
Sumitomo Mitsui Financial Group, Inc.	4.2	3.0
Mitsubishi UFJ Financial Group, Inc.	3.8	3.1
Canon, Inc.	3.6	4.2
Honda Motor Co. Ltd.	3.0	2.4
ORIX Corp.	2.8	2.8
Sumitomo Trust & Banking Co. Ltd.	2.5	1.8
NKSJ Holdings, Inc.	2.4	2.1
Mitsui & Co. Ltd.	2.3	2.1
	35.3
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	24.5
Consumer Discretionary	18.3	21.2
Industrials	15.8	17.0
Information Technology	14.0	16.0
Materials	7.2	5.8
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 95.9%	Stocks 95.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 4.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 5.8%
Bridgestone Corp.	8,000	$ 133,335
Denso Corp.	25,800	752,967
NGK Spark Plug Co. Ltd.	7,000	95,316
NOK Corp.	19,700	337,247
Stanley Electric Co. Ltd.	38,200	786,124
Toyoda Gosei Co. Ltd.	9,400	262,796
		2,367,785
Automobiles - 4.3%
Honda Motor Co. Ltd.	36,900	1,248,672
Toyota Motor Corp.	13,700	529,368
		1,778,040
Household Durables - 1.5%
Sekisui House Ltd.	55,000	524,292
Sharp Corp.	7,000	90,669
		614,961
Leisure Equipment & Products - 1.4%
Nikon Corp.	16,800	381,399
Sega Sammy Holdings, Inc.	15,800	207,235
		588,634
Media - 1.5%
Fuji Media Holdings, Inc.	383	620,596
Multiline Retail - 1.3%
Isetan Mitsukoshi Holdings Ltd.	22,100	255,242
Takashimaya Co. Ltd.	27,000	255,989
		511,231
Specialty Retail - 2.5%
Nishimatsuya Chain Co. Ltd.	20,400	229,780
Shimachu Co. Ltd.	5,300	110,254
Xebio Co. Ltd.	4,800	102,153
Yamada Denki Co. Ltd.	7,450	582,961
		1,025,148
TOTAL CONSUMER DISCRETIONARY		7,506,395
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Coca-Cola West Co. Ltd.	3,600	$ 63,775
Kirin Holdings Co. Ltd.	19,000	272,223
		335,998
Food & Staples Retailing - 1.2%
FamilyMart Co. Ltd.	9,500	327,691
Seven & i Holdings Co., Ltd.	6,000	153,435
		481,126
Personal Products - 0.2%
Kose Corp.	3,900	91,095
TOTAL CONSUMER STAPLES		908,219
FINANCIALS - 31.7%
Capital Markets - 1.2%
Matsui Securities Co. Ltd. (d)	19,800	148,720
Nomura Holdings, Inc.	50,700	350,463
		499,183
Commercial Banks - 11.4%
Chiba Bank Ltd.	41,000	259,665
Mitsubishi UFJ Financial Group, Inc.	302,900	1,578,506
Seven Bank Ltd.	54	106,241
Sumitomo Mitsui Financial Group, Inc.	51,700	1,709,905
Sumitomo Trust & Banking Co. Ltd.	167,000	1,009,994
		4,664,311
Consumer Finance - 4.0%
Credit Saison Co. Ltd.	33,900	495,824
ORIX Corp.	12,530	1,153,886
		1,649,710
Insurance - 10.1%
Dai-ichi Mutual Life Insurance Co.	189	322,948
MS&AD Insurance Group Holdings, Inc. (a)	10,900	313,311
NKSJ Holdings, Inc. (a)	135,000	980,198
Sony Financial Holdings, Inc.	110	396,998
T&D Holdings, Inc.	81,800	2,136,928
		4,150,383
Real Estate Investment Trusts - 1.8%
Japan Prime Realty Investment Corp.	64	153,238
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Japan Real Estate Investment Corp.	35	$ 292,505
Nomura Real Estate Office Fund, Inc.	47	265,698
		711,441
Real Estate Management & Development - 3.2%
Mitsubishi Estate Co. Ltd.	51,000	919,451
Mitsui Fudosan Co. Ltd.	21,000	388,925
		1,308,376
TOTAL FINANCIALS		12,983,404
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	5,600	281,997
Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	5,500	192,592
TOTAL HEALTH CARE		474,589
INDUSTRIALS - 15.8%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	20,400	291,525
Building Products - 2.0%
Asahi Glass Co. Ltd.	36,000	425,421
Daikin Industries Ltd.	10,600	399,750
		825,171
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	19,000	123,997
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	63,000	561,517
Sumitomo Electric Industries Ltd.	24,700	303,973
		865,490
Machinery - 2.1%
Fanuc Ltd.	2,300	271,612
Kubota Corp.	33,000	289,862
NSK Ltd.	39,000	297,510
		858,984
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	112,149
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.4%
East Japan Railway Co.	8,600	$ 575,317
Trading Companies & Distributors - 5.3%
Itochu Corp.	62,000	537,175
Mitsubishi Corp.	20,200	478,521
Mitsui & Co. Ltd.	63,200	949,889
Sumitomo Corp.	18,800	226,400
		2,191,985
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	134,000	637,688
TOTAL INDUSTRIALS		6,482,306
INFORMATION TECHNOLOGY - 14.0%
Computers & Peripherals - 0.6%
Fujitsu Ltd.	35,000	246,132
Electronic Equipment & Components - 5.7%
Horiba Ltd.	2,900	86,262
Ibiden Co. Ltd.	15,100	548,185
Nippon Electric Glass Co. Ltd.	13,500	207,106
Yamatake Corp.	28,200	702,823
Yaskawa Electric Corp.	61,000	542,915
Yokogawa Electric Corp.	31,100	265,823
		2,353,114
Internet Software & Services - 0.3%
Yahoo! Japan Corp.	274	104,915
IT Services - 0.5%
NTT Data Corp.	57	205,809
Office Electronics - 5.6%
Canon, Inc.	31,800	1,454,714
Konica Minolta Holdings, Inc.	52,500	664,119
Ricoh Co. Ltd.	10,000	169,885
		2,288,718
Semiconductors & Semiconductor Equipment - 1.3%
ROHM Co. Ltd.	2,800	208,964
Tokyo Electron Ltd.	4,900	321,275
		530,239
TOTAL INFORMATION TECHNOLOGY		5,728,927
Common Stocks - continued
	Shares	Value
MATERIALS - 7.2%
Chemicals - 5.0%
JSR Corp.	32,300	$ 659,549
Mitsubishi Chemical Holdings Corp.	40,000	213,497
Nissan Chemical Industries Co. Ltd.	22,000	297,178
Nitto Denko Corp.	10,600	416,981
Shin-Etsu Chemical Co., Ltd.	6,400	368,951
Ube Industries Ltd.	30,000	75,833
		2,031,989
Containers & Packaging - 0.5%
Toyo Seikan Kaisha Ltd.	12,600	216,801
Metals & Mining - 1.7%
Nippon Steel Corp.	50,000	177,402
Sumitomo Metal Industries Ltd.	198,000	537,480
		714,882
TOTAL MATERIALS		2,963,672
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	1,433	2,229,570
TOTAL COMMON STOCKS (Cost $41,931,771)		39,277,082
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.21% (b)	1,625,755	1,625,755
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	112,000	112,000
TOTAL MONEY MARKET FUNDS (Cost $1,737,755)		1,737,755
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,669,526)		41,014,837
NET OTHER ASSETS - (0.1)%		(40,259)
NET ASSETS - 100%		$ 40,974,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,806
Fidelity Securities Lending Cash Central Fund	197
Total	$ 2,003
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,506,395	$ 3,334,462	$ 4,171,933	$ -
Consumer Staples	908,219	482,561	425,658	-
Financials	12,983,404	3,671,712	9,311,692	-
Health Care	474,589	281,997	192,592	-
Industrials	6,482,306	761,685	5,720,621	-
Information Technology	5,728,927	2,296,255	3,432,672	-
Materials	2,963,672	1,076,530	1,887,142	-
Telecommunication Services	2,229,570	-	2,229,570	-
Money Market Funds	1,737,755	1,737,755	-	-
Total Investments in Securities:	$ 41,014,837	$ 13,642,957	$ 27,371,880	$ -
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $30,561,319 of which $6,193,464, $6,651,966, $7,706,742 and $10,009,147 will expire on October 31, 2010, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,206) - See accompanying schedule: Unaffiliated issuers (cost $41,931,771)	$ 39,277,082
Fidelity Central Funds (cost $1,737,755)	1,737,755
Total Investments (cost $43,669,526)		$ 41,014,837
Receivable for investments sold		119,068
Receivable for fund shares sold		221,820
Dividends receivable		326,713
Distributions receivable from Fidelity Central Funds		568
Prepaid expenses		59
Receivable from investment adviser for expense reductions		2,627
Other receivables		911
Total assets		41,686,603

Liabilities
Payable for investments purchased	$ 394,880
Payable for fund shares redeemed	125,124
Accrued management fee	22,299
Distribution fees payable	17,619
Other affiliated payables	11,056
Other payables and accrued expenses	29,047
Collateral on securities loaned, at value	112,000
Total liabilities		712,025

Net Assets		$ 40,974,578
Net Assets consist of:
Paid in capital		$ 76,307,818
Undistributed net investment income		63,235
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,737,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,658,741)
Net Assets		$ 40,974,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,773,157 ÷ 1,335,031 shares)	$ 11.81

Maximum offering price per share (100/94.25 of $11.81)	$ 12.53
Class T: Net Asset Value and redemption price per share ($5,955,397 ÷ 513,027 shares)	$ 11.61

Maximum offering price per share (100/96.50 of $11.61)	$ 12.03
Class B: Net Asset Value and offering price per share ($2,721,685 ÷ 245,918 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($11,225,291 ÷ 1,007,327 shares)A	$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,299,048 ÷ 436,258 shares)	$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 403,622
Interest		3
Income from Fidelity Central Funds		2,003
		405,628
Less foreign taxes withheld		(28,254)
Total income		377,374

Expenses
Management fee Basic fee	$ 127,864
Performance adjustment	(25,834)
Transfer agent fees	56,222
Distribution fees	93,618
Accounting and security lending fees	9,368
Custodian fees and expenses	10,994
Independent trustees' compensation	97
Registration fees	51,219
Audit	28,366
Legal	103
Miscellaneous	248
Total expenses before reductions	352,265
Expense reductions	(33,107)	319,158
Net investment income (loss)		58,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(571,707)
Foreign currency transactions	5,146
Total net realized gain (loss)		(566,561)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,642,044
Assets and liabilities in foreign currencies	(5,803)
Total change in net unrealized appreciation (depreciation)		4,636,241
Net gain (loss)		4,069,680
Net increase (decrease) in net assets resulting from operations		$ 4,127,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,216	$ 5,019
Net realized gain (loss)	(566,561)	(10,515,725)
Change in net unrealized appreciation (depreciation)	4,636,241	13,536,737
Net increase (decrease) in net assets resulting from operations	4,127,896	3,026,031
Distributions to shareholders from net realized gain	(376,323)	-
Share transactions - net increase (decrease)	3,089,720	(8,304,847)
Redemption fees	3,607	12,477
Total increase (decrease) in net assets	6,844,900	(5,266,339)

Net Assets
Beginning of period	34,129,678	39,396,017
End of period (including undistributed net investment income of $63,235 and undistributed net investment income of $5,019, respectively)	$ 40,974,578	$ 34,129,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64
Income from Investment Operations
Net investment income (loss) E	.03	.03	.03	(.04)	(.07)	(.08)
Net realized and unrealized gain (loss)	1.32	1.22	(7.02)	(.27)	1.17	3.04
Total from investment operations	1.35	1.25	(6.99)	(.31)	1.10	2.96
Distributions from net realized gain	(.16)	-	(.06)	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 11.81	$ 10.62	$ 9.37	$ 16.41	$ 16.72	$ 15.61
Total Return B,C,D	12.80%	13.34%	(42.68)%	(1.85)%	7.11%	23.50%
Ratios to Average Net Assets F,H
Expenses before reductions	1.67% A	1.50%	1.54%	1.70%	1.52%	1.62%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.50% A	1.49%	1.49%	1.48%	1.48%	1.55%
Net investment income (loss)	.59% A	.30%	.24%	(.22)%	(.42)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,773	$ 12,798	$ 14,133	$ 32,945	$ 41,876	$ 26,169
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51
Income from Investment Operations
Net investment income (loss) E	.02	- I	- I	(.08)	(.12)	(.11)
Net realized and unrealized gain (loss)	1.30	1.20	(6.91)	(.27)	1.16	3.00
Total from investment operations	1.32	1.20	(6.91)	(.35)	1.04	2.89
Distributions from net realized gain	(.12)	-	- I	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 11.61	$ 10.41	$ 9.21	$ 16.11	$ 16.46	$ 15.41
Total Return B,C,D	12.77%	13.03%	(42.82)%	(2.13)%	6.81%	23.18%
Ratios to Average Net Assets F,H
Expenses before reductions	1.98% A	1.80%	1.81%	1.96%	1.82%	1.97%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.73%	1.73%	1.80%
Net investment income (loss)	.34% A	.05%	(.01)%	(.47)%	(.67)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,955	$ 5,487	$ 6,752	$ 14,303	$ 21,039	$ 15,610
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.15)	(.20)	(.17)
Net realized and unrealized gain (loss)	1.24	1.14	(6.61)	(.26)	1.14	2.91
Total from investment operations	1.23	1.10	(6.68)	(.41)	.94	2.74
Distributions from net realized gain	(.08)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 11.07	$ 9.92	$ 8.82	$ 15.50	$ 15.91	$ 14.96
Total ReturnB,C,D	12.46%	12.47%	(43.10)%	(2.58)%	6.35%	22.52%
Ratios to Average Net Assets F,H
Expenses before reductions	2.46% A	2.26%	2.29%	2.45%	2.33%	2.43%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.25% A	2.24%	2.24%	2.23%	2.23%	2.30%
Net investment income (loss)	(.16)% A	(.45)%	(.51)%	(.97)%	(1.17)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,722	$ 2,564	$ 3,079	$ 7,874	$ 16,120	$ 18,916
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.15)	(.18)	(.17)
Net realized and unrealized gain (loss)	1.25	1.14	(6.65)	(.26)	1.13	2.93
Total from investment operations	1.24	1.10	(6.72)	(.41)	.95	2.76
Distributions from net realized gain	(.08)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 11.14	$ 9.98	$ 8.88	$ 15.60	$ 16.01	$ 15.05
Total Return B,C,D	12.44%	12.39%	(43.08)%	(2.56)%	6.38%	22.56%
Ratios to Average Net Assets F,H
Expenses before reductions	2.44% A	2.25%	2.26%	2.37%	2.18%	2.27%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.18%	2.27%
Expenses net of all reductions	2.25% A	2.24%	2.24%	2.23%	2.16%	2.26%
Net investment income (loss)	(.16)% A	(.45)%	(.51)%	(.97)%	(1.10)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,225	$ 9,286	$ 11,612	$ 33,957	$ 53,846	$ 34,144
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05	.06	.08	.01	(.01)	(.02)
Net realized and unrealized gain (loss)	1.36	1.25	(7.19)	(.29)	1.19	3.08
Total from investment operations	1.41	1.31	(7.11)	(.28)	1.18	3.06
Distributions from net realized gain	(.19)	-	(.10)	-	-	-
Redemption fees added to paid in capital D	- H	- H	.01	- H	.02	.01
Net asset value, end of period	$ 12.15	$ 10.93	$ 9.62	$ 16.82	$ 17.10	$ 15.90
Total Return B,C	13.07%	13.62%	(42.45)%	(1.64)%	7.55%	23.93%
Ratios to Average Net Assets E,G
Expenses before reductions	1.34% A	1.19%	1.16%	1.31%	1.12%	1.19%
Expenses net of fee waivers, if any	1.25% A	1.19%	1.16%	1.25%	1.12%	1.19%
Expenses net of all reductions	1.25% A	1.17%	1.15%	1.23%	1.10%	1.17%
Net investment income (loss)	.84% A	.61%	.58%	.03%	(.04)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,299	$ 3,995	$ 3,820	$ 8,440	$ 13,773	$ 8,399
Portfolio turnover rate F	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,385,296
Gross unrealized depreciation	(5,989,835)
Net unrealized appreciation (depreciation)	$ (3,604,539)

Tax cost	$ 44,619,376

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,901,675 and $8,232,986, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,891	$ 780
Class T	.25%	.25%	13,452	124
Class B	.75%	.25%	13,382	10,082
Class C	.75%	.25%	48,893	9,159
			$ 93,618	$ 20,145

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,579
Class T	1,074
Class B*	2,418
Class C*	613
$ 8,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,000.32
Class T	9,427.35
Class B	4,321.32
Class C	15,391.31
Institutional Class	4,083.21
	$ 56,222

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 12,315
Class T	1.75%	6,272
Class B	2.25%	2,793
Class C	2.25%	9,643
Institutional Class	1.25%	1,824
		$ 32,847

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 169,692	$ -
Class T	56,316	-
Class B	19,672	-
Class C	68,018	-
Institutional Class	62,625	-
Total	$ 376,323	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	503,699	387,815	$ 5,697,959	$ 3,955,890
Reinvestment of distributions	12,486	-	136,600	-
Shares redeemed	(386,632)	(690,213)	(4,339,952)	(6,443,696)
Net increase (decrease)	129,553	(302,398)	$ 1,494,607	$ (2,487,806)
Class T
Shares sold	77,108	85,871	$ 867,973	$ 821,641
Reinvestment of distributions	4,803	-	51,676	-
Shares redeemed	(95,875)	(291,704)	(1,020,815)	(2,612,466)
Net increase (decrease)	(13,964)	(205,833)	$ (101,166)	$ (1,790,825)
Class B
Shares sold	51,378	33,684	$ 547,617	$ 311,723
Reinvestment of distributions	1,391	-	14,289	-
Shares redeemed	(65,386)	(124,191)	(692,778)	(1,068,104)
Net increase (decrease)	(12,617)	(90,507)	$ (130,872)	$ (756,381)
Class C
Shares sold	230,406	185,921	$ 2,500,278	$ 1,754,348
Reinvestment of distributions	4,614	-	47,750	-
Shares redeemed	(158,042)	(563,483)	(1,656,951)	(4,904,518)
Net increase (decrease)	76,978	(377,562)	$ 891,077	$ (3,150,170)
Institutional Class
Shares sold	175,860	90,905	$ 2,110,429	$ 979,010
Reinvestment of distributions	1,088	-	12,214	-
Shares redeemed	(106,141)	(122,531)	(1,186,569)	(1,098,675)
Net increase (decrease)	70,807	(31,626)	$ 936,074	$ (119,665)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAF-USAN-0610
1.784892.107

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.50%
Actual		$ 1,000.00	$ 1,128.00	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,127.70	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,124.60	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,124.40	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,130.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	5.5	5.5
T&D Holdings, Inc.	5.2	2.5
Sumitomo Mitsui Financial Group, Inc.	4.2	3.0
Mitsubishi UFJ Financial Group, Inc.	3.8	3.1
Canon, Inc.	3.6	4.2
Honda Motor Co. Ltd.	3.0	2.4
ORIX Corp.	2.8	2.8
Sumitomo Trust & Banking Co. Ltd.	2.5	1.8
NKSJ Holdings, Inc.	2.4	2.1
Mitsui & Co. Ltd.	2.3	2.1
	35.3
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	24.5
Consumer Discretionary	18.3	21.2
Industrials	15.8	17.0
Information Technology	14.0	16.0
Materials	7.2	5.8
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 95.9%	Stocks 95.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 4.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 5.8%
Bridgestone Corp.	8,000	$ 133,335
Denso Corp.	25,800	752,967
NGK Spark Plug Co. Ltd.	7,000	95,316
NOK Corp.	19,700	337,247
Stanley Electric Co. Ltd.	38,200	786,124
Toyoda Gosei Co. Ltd.	9,400	262,796
		2,367,785
Automobiles - 4.3%
Honda Motor Co. Ltd.	36,900	1,248,672
Toyota Motor Corp.	13,700	529,368
		1,778,040
Household Durables - 1.5%
Sekisui House Ltd.	55,000	524,292
Sharp Corp.	7,000	90,669
		614,961
Leisure Equipment & Products - 1.4%
Nikon Corp.	16,800	381,399
Sega Sammy Holdings, Inc.	15,800	207,235
		588,634
Media - 1.5%
Fuji Media Holdings, Inc.	383	620,596
Multiline Retail - 1.3%
Isetan Mitsukoshi Holdings Ltd.	22,100	255,242
Takashimaya Co. Ltd.	27,000	255,989
		511,231
Specialty Retail - 2.5%
Nishimatsuya Chain Co. Ltd.	20,400	229,780
Shimachu Co. Ltd.	5,300	110,254
Xebio Co. Ltd.	4,800	102,153
Yamada Denki Co. Ltd.	7,450	582,961
		1,025,148
TOTAL CONSUMER DISCRETIONARY		7,506,395
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Coca-Cola West Co. Ltd.	3,600	$ 63,775
Kirin Holdings Co. Ltd.	19,000	272,223
		335,998
Food & Staples Retailing - 1.2%
FamilyMart Co. Ltd.	9,500	327,691
Seven & i Holdings Co., Ltd.	6,000	153,435
		481,126
Personal Products - 0.2%
Kose Corp.	3,900	91,095
TOTAL CONSUMER STAPLES		908,219
FINANCIALS - 31.7%
Capital Markets - 1.2%
Matsui Securities Co. Ltd. (d)	19,800	148,720
Nomura Holdings, Inc.	50,700	350,463
		499,183
Commercial Banks - 11.4%
Chiba Bank Ltd.	41,000	259,665
Mitsubishi UFJ Financial Group, Inc.	302,900	1,578,506
Seven Bank Ltd.	54	106,241
Sumitomo Mitsui Financial Group, Inc.	51,700	1,709,905
Sumitomo Trust & Banking Co. Ltd.	167,000	1,009,994
		4,664,311
Consumer Finance - 4.0%
Credit Saison Co. Ltd.	33,900	495,824
ORIX Corp.	12,530	1,153,886
		1,649,710
Insurance - 10.1%
Dai-ichi Mutual Life Insurance Co.	189	322,948
MS&AD Insurance Group Holdings, Inc. (a)	10,900	313,311
NKSJ Holdings, Inc. (a)	135,000	980,198
Sony Financial Holdings, Inc.	110	396,998
T&D Holdings, Inc.	81,800	2,136,928
		4,150,383
Real Estate Investment Trusts - 1.8%
Japan Prime Realty Investment Corp.	64	153,238
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Japan Real Estate Investment Corp.	35	$ 292,505
Nomura Real Estate Office Fund, Inc.	47	265,698
		711,441
Real Estate Management & Development - 3.2%
Mitsubishi Estate Co. Ltd.	51,000	919,451
Mitsui Fudosan Co. Ltd.	21,000	388,925
		1,308,376
TOTAL FINANCIALS		12,983,404
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	5,600	281,997
Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	5,500	192,592
TOTAL HEALTH CARE		474,589
INDUSTRIALS - 15.8%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	20,400	291,525
Building Products - 2.0%
Asahi Glass Co. Ltd.	36,000	425,421
Daikin Industries Ltd.	10,600	399,750
		825,171
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	19,000	123,997
Electrical Equipment - 2.1%
Mitsubishi Electric Corp.	63,000	561,517
Sumitomo Electric Industries Ltd.	24,700	303,973
		865,490
Machinery - 2.1%
Fanuc Ltd.	2,300	271,612
Kubota Corp.	33,000	289,862
NSK Ltd.	39,000	297,510
		858,984
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	112,149
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.4%
East Japan Railway Co.	8,600	$ 575,317
Trading Companies & Distributors - 5.3%
Itochu Corp.	62,000	537,175
Mitsubishi Corp.	20,200	478,521
Mitsui & Co. Ltd.	63,200	949,889
Sumitomo Corp.	18,800	226,400
		2,191,985
Transportation Infrastructure - 1.6%
The Sumitomo Warehouse Co. Ltd.	134,000	637,688
TOTAL INDUSTRIALS		6,482,306
INFORMATION TECHNOLOGY - 14.0%
Computers & Peripherals - 0.6%
Fujitsu Ltd.	35,000	246,132
Electronic Equipment & Components - 5.7%
Horiba Ltd.	2,900	86,262
Ibiden Co. Ltd.	15,100	548,185
Nippon Electric Glass Co. Ltd.	13,500	207,106
Yamatake Corp.	28,200	702,823
Yaskawa Electric Corp.	61,000	542,915
Yokogawa Electric Corp.	31,100	265,823
		2,353,114
Internet Software & Services - 0.3%
Yahoo! Japan Corp.	274	104,915
IT Services - 0.5%
NTT Data Corp.	57	205,809
Office Electronics - 5.6%
Canon, Inc.	31,800	1,454,714
Konica Minolta Holdings, Inc.	52,500	664,119
Ricoh Co. Ltd.	10,000	169,885
		2,288,718
Semiconductors & Semiconductor Equipment - 1.3%
ROHM Co. Ltd.	2,800	208,964
Tokyo Electron Ltd.	4,900	321,275
		530,239
TOTAL INFORMATION TECHNOLOGY		5,728,927
Common Stocks - continued
	Shares	Value
MATERIALS - 7.2%
Chemicals - 5.0%
JSR Corp.	32,300	$ 659,549
Mitsubishi Chemical Holdings Corp.	40,000	213,497
Nissan Chemical Industries Co. Ltd.	22,000	297,178
Nitto Denko Corp.	10,600	416,981
Shin-Etsu Chemical Co., Ltd.	6,400	368,951
Ube Industries Ltd.	30,000	75,833
		2,031,989
Containers & Packaging - 0.5%
Toyo Seikan Kaisha Ltd.	12,600	216,801
Metals & Mining - 1.7%
Nippon Steel Corp.	50,000	177,402
Sumitomo Metal Industries Ltd.	198,000	537,480
		714,882
TOTAL MATERIALS		2,963,672
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	1,433	2,229,570
TOTAL COMMON STOCKS (Cost $41,931,771)		39,277,082
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.21% (b)	1,625,755	1,625,755
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	112,000	112,000
TOTAL MONEY MARKET FUNDS (Cost $1,737,755)		1,737,755
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,669,526)		41,014,837
NET OTHER ASSETS - (0.1)%		(40,259)
NET ASSETS - 100%		$ 40,974,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,806
Fidelity Securities Lending Cash Central Fund	197
Total	$ 2,003
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,506,395	$ 3,334,462	$ 4,171,933	$ -
Consumer Staples	908,219	482,561	425,658	-
Financials	12,983,404	3,671,712	9,311,692	-
Health Care	474,589	281,997	192,592	-
Industrials	6,482,306	761,685	5,720,621	-
Information Technology	5,728,927	2,296,255	3,432,672	-
Materials	2,963,672	1,076,530	1,887,142	-
Telecommunication Services	2,229,570	-	2,229,570	-
Money Market Funds	1,737,755	1,737,755	-	-
Total Investments in Securities:	$ 41,014,837	$ 13,642,957	$ 27,371,880	$ -
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $30,561,319 of which $6,193,464, $6,651,966, $7,706,742 and $10,009,147 will expire on October 31, 2010, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,206) - See accompanying schedule: Unaffiliated issuers (cost $41,931,771)	$ 39,277,082
Fidelity Central Funds (cost $1,737,755)	1,737,755
Total Investments (cost $43,669,526)		$ 41,014,837
Receivable for investments sold		119,068
Receivable for fund shares sold		221,820
Dividends receivable		326,713
Distributions receivable from Fidelity Central Funds		568
Prepaid expenses		59
Receivable from investment adviser for expense reductions		2,627
Other receivables		911
Total assets		41,686,603

Liabilities
Payable for investments purchased	$ 394,880
Payable for fund shares redeemed	125,124
Accrued management fee	22,299
Distribution fees payable	17,619
Other affiliated payables	11,056
Other payables and accrued expenses	29,047
Collateral on securities loaned, at value	112,000
Total liabilities		712,025

Net Assets		$ 40,974,578
Net Assets consist of:
Paid in capital		$ 76,307,818
Undistributed net investment income		63,235
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,737,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,658,741)
Net Assets		$ 40,974,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,773,157 ÷ 1,335,031 shares)	$ 11.81

Maximum offering price per share (100/94.25 of $11.81)	$ 12.53
Class T: Net Asset Value and redemption price per share ($5,955,397 ÷ 513,027 shares)	$ 11.61

Maximum offering price per share (100/96.50 of $11.61)	$ 12.03
Class B: Net Asset Value and offering price per share ($2,721,685 ÷ 245,918 shares)A	$ 11.07

Class C: Net Asset Value and offering price per share ($11,225,291 ÷ 1,007,327 shares)A	$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,299,048 ÷ 436,258 shares)	$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 403,622
Interest		3
Income from Fidelity Central Funds		2,003
		405,628
Less foreign taxes withheld		(28,254)
Total income		377,374

Expenses
Management fee Basic fee	$ 127,864
Performance adjustment	(25,834)
Transfer agent fees	56,222
Distribution fees	93,618
Accounting and security lending fees	9,368
Custodian fees and expenses	10,994
Independent trustees' compensation	97
Registration fees	51,219
Audit	28,366
Legal	103
Miscellaneous	248
Total expenses before reductions	352,265
Expense reductions	(33,107)	319,158
Net investment income (loss)		58,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(571,707)
Foreign currency transactions	5,146
Total net realized gain (loss)		(566,561)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,642,044
Assets and liabilities in foreign currencies	(5,803)
Total change in net unrealized appreciation (depreciation)		4,636,241
Net gain (loss)		4,069,680
Net increase (decrease) in net assets resulting from operations		$ 4,127,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,216	$ 5,019
Net realized gain (loss)	(566,561)	(10,515,725)
Change in net unrealized appreciation (depreciation)	4,636,241	13,536,737
Net increase (decrease) in net assets resulting from operations	4,127,896	3,026,031
Distributions to shareholders from net realized gain	(376,323)	-
Share transactions - net increase (decrease)	3,089,720	(8,304,847)
Redemption fees	3,607	12,477
Total increase (decrease) in net assets	6,844,900	(5,266,339)

Net Assets
Beginning of period	34,129,678	39,396,017
End of period (including undistributed net investment income of $63,235 and undistributed net investment income of $5,019, respectively)	$ 40,974,578	$ 34,129,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 9.37	$ 16.41	$ 16.72	$ 15.61	$ 12.64
Income from Investment Operations
Net investment income (loss) E	.03	.03	.03	(.04)	(.07)	(.08)
Net realized and unrealized gain (loss)	1.32	1.22	(7.02)	(.27)	1.17	3.04
Total from investment operations	1.35	1.25	(6.99)	(.31)	1.10	2.96
Distributions from net realized gain	(.16)	-	(.06)	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 11.81	$ 10.62	$ 9.37	$ 16.41	$ 16.72	$ 15.61
Total Return B,C,D	12.80%	13.34%	(42.68)%	(1.85)%	7.11%	23.50%
Ratios to Average Net Assets F,H
Expenses before reductions	1.67% A	1.50%	1.54%	1.70%	1.52%	1.62%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.50% A	1.49%	1.49%	1.48%	1.48%	1.55%
Net investment income (loss)	.59% A	.30%	.24%	(.22)%	(.42)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,773	$ 12,798	$ 14,133	$ 32,945	$ 41,876	$ 26,169
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 9.21	$ 16.11	$ 16.46	$ 15.41	$ 12.51
Income from Investment Operations
Net investment income (loss) E	.02	- I	- I	(.08)	(.12)	(.11)
Net realized and unrealized gain (loss)	1.30	1.20	(6.91)	(.27)	1.16	3.00
Total from investment operations	1.32	1.20	(6.91)	(.35)	1.04	2.89
Distributions from net realized gain	(.12)	-	- I	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 11.61	$ 10.41	$ 9.21	$ 16.11	$ 16.46	$ 15.41
Total Return B,C,D	12.77%	13.03%	(42.82)%	(2.13)%	6.81%	23.18%
Ratios to Average Net Assets F,H
Expenses before reductions	1.98% A	1.80%	1.81%	1.96%	1.82%	1.97%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.81%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.73%	1.73%	1.80%
Net investment income (loss)	.34% A	.05%	(.01)%	(.47)%	(.67)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,955	$ 5,487	$ 6,752	$ 14,303	$ 21,039	$ 15,610
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.82	$ 15.50	$ 15.91	$ 14.96	$ 12.21
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.15)	(.20)	(.17)
Net realized and unrealized gain (loss)	1.24	1.14	(6.61)	(.26)	1.14	2.91
Total from investment operations	1.23	1.10	(6.68)	(.41)	.94	2.74
Distributions from net realized gain	(.08)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 11.07	$ 9.92	$ 8.82	$ 15.50	$ 15.91	$ 14.96
Total ReturnB,C,D	12.46%	12.47%	(43.10)%	(2.58)%	6.35%	22.52%
Ratios to Average Net Assets F,H
Expenses before reductions	2.46% A	2.26%	2.29%	2.45%	2.33%	2.43%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.25% A	2.24%	2.24%	2.23%	2.23%	2.30%
Net investment income (loss)	(.16)% A	(.45)%	(.51)%	(.97)%	(1.17)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,722	$ 2,564	$ 3,079	$ 7,874	$ 16,120	$ 18,916
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 8.88	$ 15.60	$ 16.01	$ 15.05	$ 12.28
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.15)	(.18)	(.17)
Net realized and unrealized gain (loss)	1.25	1.14	(6.65)	(.26)	1.13	2.93
Total from investment operations	1.24	1.10	(6.72)	(.41)	.95	2.76
Distributions from net realized gain	(.08)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 11.14	$ 9.98	$ 8.88	$ 15.60	$ 16.01	$ 15.05
Total Return B,C,D	12.44%	12.39%	(43.08)%	(2.56)%	6.38%	22.56%
Ratios to Average Net Assets F,H
Expenses before reductions	2.44% A	2.25%	2.26%	2.37%	2.18%	2.27%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.18%	2.27%
Expenses net of all reductions	2.25% A	2.24%	2.24%	2.23%	2.16%	2.26%
Net investment income (loss)	(.16)% A	(.45)%	(.51)%	(.97)%	(1.10)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,225	$ 9,286	$ 11,612	$ 33,957	$ 53,846	$ 34,144
Portfolio turnover rate G	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 9.62	$ 16.82	$ 17.10	$ 15.90	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.05	.06	.08	.01	(.01)	(.02)
Net realized and unrealized gain (loss)	1.36	1.25	(7.19)	(.29)	1.19	3.08
Total from investment operations	1.41	1.31	(7.11)	(.28)	1.18	3.06
Distributions from net realized gain	(.19)	-	(.10)	-	-	-
Redemption fees added to paid in capital D	- H	- H	.01	- H	.02	.01
Net asset value, end of period	$ 12.15	$ 10.93	$ 9.62	$ 16.82	$ 17.10	$ 15.90
Total Return B,C	13.07%	13.62%	(42.45)%	(1.64)%	7.55%	23.93%
Ratios to Average Net Assets E,G
Expenses before reductions	1.34% A	1.19%	1.16%	1.31%	1.12%	1.19%
Expenses net of fee waivers, if any	1.25% A	1.19%	1.16%	1.25%	1.12%	1.19%
Expenses net of all reductions	1.25% A	1.17%	1.15%	1.23%	1.10%	1.17%
Net investment income (loss)	.84% A	.61%	.58%	.03%	(.04)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,299	$ 3,995	$ 3,820	$ 8,440	$ 13,773	$ 8,399
Portfolio turnover rate F	48% A	63%	63%	138%	83%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,385,296
Gross unrealized depreciation	(5,989,835)
Net unrealized appreciation (depreciation)	$ (3,604,539)

Tax cost	$ 44,619,376

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,901,675 and $8,232,986, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,891	$ 780
Class T	.25%	.25%	13,452	124
Class B	.75%	.25%	13,382	10,082
Class C	.75%	.25%	48,893	9,159
			$ 93,618	$ 20,145

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,579
Class T	1,074
Class B*	2,418
Class C*	613
$ 8,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,000.32
Class T	9,427.35
Class B	4,321.32
Class C	15,391.31
Institutional Class	4,083.21
	$ 56,222

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $197.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 12,315
Class T	1.75%	6,272
Class B	2.25%	2,793
Class C	2.25%	9,643
Institutional Class	1.25%	1,824
		$ 32,847

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 169,692	$ -
Class T	56,316	-
Class B	19,672	-
Class C	68,018	-
Institutional Class	62,625	-
Total	$ 376,323	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	503,699	387,815	$ 5,697,959	$ 3,955,890
Reinvestment of distributions	12,486	-	136,600	-
Shares redeemed	(386,632)	(690,213)	(4,339,952)	(6,443,696)
Net increase (decrease)	129,553	(302,398)	$ 1,494,607	$ (2,487,806)
Class T
Shares sold	77,108	85,871	$ 867,973	$ 821,641
Reinvestment of distributions	4,803	-	51,676	-
Shares redeemed	(95,875)	(291,704)	(1,020,815)	(2,612,466)
Net increase (decrease)	(13,964)	(205,833)	$ (101,166)	$ (1,790,825)
Class B
Shares sold	51,378	33,684	$ 547,617	$ 311,723
Reinvestment of distributions	1,391	-	14,289	-
Shares redeemed	(65,386)	(124,191)	(692,778)	(1,068,104)
Net increase (decrease)	(12,617)	(90,507)	$ (130,872)	$ (756,381)
Class C
Shares sold	230,406	185,921	$ 2,500,278	$ 1,754,348
Reinvestment of distributions	4,614	-	47,750	-
Shares redeemed	(158,042)	(563,483)	(1,656,951)	(4,904,518)
Net increase (decrease)	76,978	(377,562)	$ 891,077	$ (3,150,170)
Institutional Class
Shares sold	175,860	90,905	$ 2,110,429	$ 979,010
Reinvestment of distributions	1,088	-	12,214	-
Shares redeemed	(106,141)	(122,531)	(1,186,569)	(1,098,675)
Net increase (decrease)	70,807	(31,626)	$ 936,074	$ (119,665)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAFI-USAN-0610
1.784893.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,099.20	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.74%
Actual		$ 1,000.00	$ 1,097.80	$ 9.05
Hypothetical A		$ 1,000.00	$ 1,016.17	$ 8.70
Class B	2.24%
Actual		$ 1,000.00	$ 1,095.00	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,013.69	$ 11.18
Class C	2.19%
Actual		$ 1,000.00	$ 1,095.30	$ 11.38
Hypothetical A		$ 1,000.00	$ 1,013.93	$ 10.94
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,100.80	$ 6.15
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) (Brazil, Metals & Mining)	13.1	8.1
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	8.4	6.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	7.7	8.2
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	7.4	11.0
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	5.9	6.5
	42.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	22.6	21.0
Financials	15.4	12.3
Energy	14.8	18.2
Consumer Staples	13.0	10.3
Telecommunication Services	12.0	16.8
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	62.3	65.8
Mexico	19.4	15.9
Chile	9.6	6.4
Luxembourg	1.6	0.7
Peru	1.6	3.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 97.6%	Stocks 95.7%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 4.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Bahamas (Nassau) - 0.2%
Petrominerales Ltd. (a)	15,000	$ 479,728
Bermuda - 0.2%
GP Investments, Ltd. unit (a)	88,742	411,044
Brazil - 62.3%
AES Tiete SA (PN) (non-vtg.)	319,745	3,571,018
Banco Bradesco SA:
(PN)	156,695	2,880,638
(PN) sponsored ADR	212,290	3,952,840
BM&F BOVESPA SA	83,700	551,434
Bradespar SA (PN)	29,600	679,048
Brascan Residential Properties SA	235,100	1,057,845
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	123,213	2,167,317
sponsored ADR	128,900	1,841,981
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	60,700	5,936,460
sponsored ADR	3,260	274,981
Companhia de Concessoes Rodoviarias	84,800	1,951,725
Companhia de Saneamento de Minas Gerais	2,764	40,078
CPFL Energia SA sponsored ADR (d)	13,943	867,115
Drogasil SA	11,300	189,856
Eletropaulo Metropolitana SA (PN-B)	41,560	922,333
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR (a)	6,100	146,888
Equatorial Energia SA	165,877	1,481,292
Gerdau SA	19,900	247,097
Gerdau SA sponsored ADR	60,600	993,840
Itau Unibanco Banco Multiplo SA	238,094	5,162,048
Itau Unibanco Banco Multiplo SA ADR	642,941	13,938,961
Light SA	56,500	763,975
Lojas Americanas SA (PN)	348,500	2,550,660
Multiplus SA	59,000	692,540
Net Servicos de Comunicacao SA:
sponsored ADR (a)	18,800	220,900
(PN) (a)	425,600	5,027,514
Odontoprev SA	43,400	1,424,650
OGX Petroleo e Gas Participacoes SA	294,700	2,947,085
Petroleo Brasileiro SA - Petrobras:
(ON)	31,300	661,497
(PN) (non-vtg.)	387,800	7,312,182
(PN) sponsored ADR (non-vtg.)	253,193	9,606,142
sponsored ADR	299,000	12,686,570
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria Comerico	104,500	$ 4,052,648
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	205,955	3,639,225
TIM Participacoes SA	359,100	923,604
TIM Participacoes SA sponsored ADR (non-vtg.)	78,141	2,030,885
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	29,550	938,724
(PN-A) (non-vtg.)	115,900	3,788,532
Vale SA:
(PN-A)	95,000	2,549,440
(PN-A) sponsored ADR	713,100	19,189,520
sponsored ADR (d)	260,400	7,976,052
Vivo Participacoes SA:
(PN)	42,252	1,118,324
sponsored ADR (d)	105,926	2,803,861
TOTAL BRAZIL		141,759,325
Canada - 0.1%
Silver Standard Resources, Inc. (a)	14,700	301,497
Chile - 9.6%
Banco de Credito e Inversiones	9,607	397,091
Banco Santander Chile sponsored ADR	69,325	4,567,824
CAP SA	192,068	6,180,818
Cencosud SA	272,514	1,116,417
Compania Cervecerias Unidas SA	152,083	1,304,113
Compania Cervecerias Unidas SA sponsored ADR	12,043	519,655
Empresa Nacional de Electricidad SA	392,158	609,075
Empresas La Polar SA	91,251	532,788
Enersis SA	2,407,588	962,664
Enersis SA sponsored ADR	171,900	3,419,091
Lan Airlines SA	13,091	249,737
SACI Falabella	173,906	1,100,505
Vina Concha y Toro SA sponsored ADR	19,385	844,217
TOTAL CHILE		21,803,995
Colombia - 0.3%
BanColombia SA sponsored ADR (d)	13,828	646,321
Luxembourg - 1.6%
Millicom International Cellular SA	16,746	1,478,337
Ternium SA sponsored ADR (a)(d)	59,653	2,203,582
TOTAL LUXEMBOURG		3,681,919
Common Stocks - continued
	Shares	Value
Mexico - 19.4%
America Movil SAB de CV:
Series L	126,700	$ 327,128
Series L sponsored ADR	335,149	17,253,471
Bolsa Mexicana de Valores SA de CV (a)	587,100	984,963
Coca-Cola FEMSA SAB de CV sponsored ADR	23,785	1,664,950
Fomento Economico Mexicano SAB de CV sponsored ADR	20,763	982,713
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	142,393	5,042,136
Grupo Bimbo Sab de CV Series A	189,800	1,517,327
Grupo Comercial Chedraui de CV (a)	174,300	509,078
Grupo Financiero Banorte SAB de CV Series O	339,900	1,411,659
Grupo Modelo SAB de CV Series C	504,800	2,784,691
Grupo Televisa SA de CV (CPO) sponsored ADR	97,956	2,035,526
Industrias Penoles SA de CV	52,275	1,102,435
Kimberly-Clark de Mexico SA de CV Series A	169,600	983,949
Wal-Mart de Mexico SA de CV Series V	3,230,538	7,522,096
TOTAL MEXICO		44,122,122
Panama - 0.9%
Copa Holdings SA Class A	34,500	1,955,460
Peru - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	108,404	3,565,408
United States of America - 1.4%
NII Holdings, Inc. (a)	34,200	1,450,764
Southern Copper Corp.	60,600	1,853,148
TOTAL UNITED STATES OF AMERICA		3,303,912
TOTAL COMMON STOCKS (Cost $145,836,331)		222,030,731
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	5,209,693	$ 5,209,693
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	7,398,900	7,398,900
TOTAL MONEY MARKET FUNDS (Cost $12,608,593)		12,608,593
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $158,444,924)		234,639,324
NET OTHER ASSETS - (3.2)%		(7,178,289)
NET ASSETS - 100%		$ 227,461,035
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,980
Fidelity Securities Lending Cash Central Fund	14,021
Total	$ 17,001
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $62,702,397 of which $31,501,550 and $31,200,847 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,085,248) - See accompanying schedule: Unaffiliated issuers (cost $145,836,331)	$ 222,030,731
Fidelity Central Funds (cost $12,608,593)	12,608,593
Total Investments (cost $158,444,924)		$ 234,639,324
Foreign currency held at value (cost $246,729)		247,320
Receivable for investments sold		899,889
Receivable for fund shares sold		400,014
Dividends receivable		1,557,181
Distributions receivable from Fidelity Central Funds		2,508
Prepaid expenses		301
Other receivables		33,987
Total assets		237,780,524

Liabilities
Payable to custodian bank	$ 97,455
Payable for investments purchased	853,880
Payable for fund shares redeemed	1,614,467
Accrued management fee	138,687
Distribution fees payable	98,620
Other affiliated payables	66,063
Other payables and accrued expenses	51,417
Collateral on securities loaned, at value	7,398,900
Total liabilities		10,319,489

Net Assets		$ 227,461,035
Net Assets consist of:
Paid in capital		$ 207,884,282
Undistributed net investment income		1,175,443
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,796,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,198,089
Net Assets		$ 227,461,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,024,697 ÷ 2,308,641 shares)	$ 46.79

Maximum offering price per share (100/94.25 of $46.79)	$ 49.64
Class T: Net Asset Value and redemption price per share ($38,496,627 ÷ 825,887 shares)	$ 46.61

Maximum offering price per share (100/96.50 of $46.61)	$ 48.30
Class B: Net Asset Value and offering price per share ($20,365,741 ÷ 443,122 shares)A	$ 45.96

Class C: Net Asset Value and offering price per share ($47,656,407 ÷ 1,041,547 shares)A	$ 45.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,917,563 ÷ 270,608 shares)	$ 47.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 4,132,506
Income from Fidelity Central Funds		17,001
		4,149,507
Less foreign taxes withheld		(430,386)
Total income		3,719,121

Expenses
Management fee	$ 824,549
Transfer agent fees	345,633
Distribution fees	581,263
Accounting and security lending fees	61,799
Custodian fees and expenses	84,260
Independent trustees' compensation	632
Registration fees	61,852
Audit	28,548
Legal	587
Miscellaneous	1,369
Total expenses before reductions	1,990,492
Expense reductions	(56,813)	1,933,679
Net investment income (loss)		1,785,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,551,870
Foreign currency transactions	(37,622)
Total net realized gain (loss)		7,514,248
Change in net unrealized appreciation (depreciation) on: Investment securities	10,548,928
Assets and liabilities in foreign currencies	(21,092)
Total change in net unrealized appreciation (depreciation)		10,527,836
Net gain (loss)		18,042,084
Net increase (decrease) in net assets resulting from operations		$ 19,827,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,785,442	$ 2,101,569
Net realized gain (loss)	7,514,248	(29,997,092)
Change in net unrealized appreciation (depreciation)	10,527,836	105,158,856
Net increase (decrease) in net assets resulting from operations	19,827,526	77,263,333
Distributions to shareholders from net investment income	(2,045,497)	(2,033,087)
Distributions to shareholders from net realized gain	(1,832,011)	-
Total distributions	(3,877,508)	(2,033,087)
Share transactions - net increase (decrease)	1,251,312	8,107,639
Redemption fees	38,822	50,511
Total increase (decrease) in net assets	17,240,152	83,388,396

Net Assets
Beginning of period	210,220,883	126,832,487
End of period (including undistributed net investment income of $1,175,443 and undistributed net investment income of $1,435,498, respectively)	$ 227,461,035	$ 210,220,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 43.33	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72
Income from Investment Operations
Net investment income (loss) E	.42	.54	.53 H	.42	.58	.42
Net realized and unrealized gain (loss)	3.89	16.93	(34.41)	24.52	10.94	10.14
Total from investment operations	4.31	17.47	(33.88)	24.94	11.52	10.56
Distributions from net investment income	(.49)	(.59)	(.39)	(.46)	(.34)	(.17)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.86)	(.59)	(1.34)	(1.23)	(.89)	(.17)
Redemption fees added to paid in capital E	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 46.79	$ 43.33	$ 26.44	$ 61.60	$ 37.85	$ 27.16
Total Return B, C, D	9.92%	68.16%	(56.11)%	67.94%	43.54%	63.94%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.48%	1.43%	1.45%	1.62%	1.93%
Expenses net of fee waivers, if any	1.46% A	1.48%	1.43%	1.45%	1.50%	1.56%
Expenses net of all reductions	1.41% A	1.46%	1.41%	1.43%	1.47%	1.50%
Net investment income (loss)	1.79% A	1.66%	1.00% H	.88%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,025	$ 99,225	$ 62,702	$ 132,524	$ 56,662	$ 13,736
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 43.15	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38 H	.28	.49	.36
Net realized and unrealized gain (loss)	3.88	16.90	(34.13)	24.35	10.86	10.09
Total from investment operations	4.23	17.35	(33.75)	24.63	11.35	10.45
Distributions from net investment income	(.41)	(.42)	(.24)	(.37)	(.28)	(.15)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.78)	(.42)	(1.19)	(1.14)	(.83)	(.15)
Redemption fees added to paid in capital E	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 46.61	$ 43.15	$ 26.21	$ 61.09	$ 37.56	$ 26.98
Total Return B, C, D	9.78%	67.69%	(56.23)%	67.50%	43.11%	63.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.75%	1.71%	1.72%	1.89%	2.26%
Expenses net of fee waivers, if any	1.74% A	1.75%	1.71%	1.72%	1.75%	1.82%
Expenses net of all reductions	1.69% A	1.73%	1.69%	1.71%	1.72%	1.77%
Net investment income (loss)	1.50% A	1.39%	.72% H	.61%	1.45%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,497	$ 34,434	$ 19,709	$ 46,960	$ 23,723	$ 9,144
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.50	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.23	.29	.11 H	.05	.31	.24
Net realized and unrealized gain (loss)	3.82	16.72	(33.44)	23.91	10.68	9.95
Total from investment operations	4.05	17.01	(33.33)	23.96	10.99	10.19
Distributions from net investment income	(.23)	(.17)	-	(.22)	(.17)	(.10)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.60)	(.17)	(.95)	(.99)	(.72)	(.10)
Redemption fees added to paid in capital E	.01	.01	.06	.03	.06	.05
Net asset value, end of period	$ 45.96	$ 42.50	$ 25.65	$ 59.87	$ 36.87	$ 26.54
Total Return B, C, D	9.50%	66.89%	(56.46)%	66.68%	42.36%	62.73%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.23%	2.21%	2.22%	2.42%	2.73%
Expenses net of fee waivers, if any	2.24% A	2.23%	2.21%	2.22%	2.25%	2.34%
Expenses net of all reductions	2.19% A	2.21%	2.20%	2.20%	2.22%	2.28%
Net investment income (loss)	1.00% A	.91%	.21% H	.11%	.95%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,366	$ 18,975	$ 12,623	$ 32,143	$ 17,402	$ 8,998
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.34	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.24	.29	.13 H	.07	.31	.24
Net realized and unrealized gain (loss)	3.80	16.66	(33.30)	23.80	10.65	9.94
Total from investment operations	4.04	16.95	(33.17)	23.87	10.96	10.18
Distributions from net investment income	(.26)	(.16)	(.03)	(.24)	(.21)	(.10)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.63)	(.16)	(.98)	(1.01)	(.76)	(.10)
Redemption fees added to paid in capital E	.01	.01	.06	.03	.06	.05
Net asset value, end of period	$ 45.76	$ 42.34	$ 25.54	$ 59.63	$ 36.74	$ 26.48
Total Return B, C, D	9.53%	66.89%	(56.44)%	66.66%	42.38%	62.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.23%	2.18%	2.18%	2.34%	2.69%
Expenses net of fee waivers, if any	2.19% A	2.23%	2.18%	2.18%	2.25%	2.32%
Expenses net of all reductions	2.14% A	2.21%	2.17%	2.17%	2.22%	2.26%
Net investment income (loss)	1.05% A	.91%	.24% H	.14%	.95%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,656	$ 43,322	$ 24,611	$ 60,415	$ 29,189	$ 9,252
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97
Income from Investment Operations
Net investment income (loss) D	.49	.65	.71 G	.58	.66	.46
Net realized and unrealized gain (loss)	3.98	17.23	(35.14)	25.01	11.13	10.33
Total from investment operations	4.47	17.88	(34.43)	25.59	11.79	10.79
Distributions from net investment income	(.59)	(.69)	(.55)	(.53)	(.38)	(.17)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.96)	(.69)	(1.50)	(1.30)	(.93)	(.17)
Redemption fees added to paid in capital D	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 47.74	$ 44.22	$ 27.02	$ 62.89	$ 38.56	$ 27.64
Total Return B, C	10.08%	68.60%	(55.97)%	68.51%	43.79%	64.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.20%	1.14%	1.12%	1.26%	1.59%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.14%	1.12%	1.25%	1.36%
Expenses net of all reductions	1.13% A	1.19%	1.12%	1.11%	1.23%	1.30%
Net investment income (loss)	2.07% A	1.93%	1.29% G	1.21%	1.94%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,918	$ 14,264	$ 7,189	$ 18,897	$ 6,335	$ 4,810
Portfolio turnover rate F	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,680,934
Gross unrealized depreciation	(3,417,681)
Net unrealized appreciation (depreciation)	$ 74,263,253

Tax cost	$ 160,376,071

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,080,844 and $81,273,605, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 137,633	$ 3,314
Class T	.25%	.25%	97,544	927
Class B	.75%	.25%	103,976	78,258
Class C	.75%	.25%	242,110	59,384
			$ 581,263	$ 141,883

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,445
Class T	8,494
Class B*	24,232
Class C*	4,426
$ 86,597

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 161,376.29
Class T	63,907.33
Class B	34,146.33
Class C	67,271.28
Institutional Class	18,933.26
	$ 345,633

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $462 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14,021.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,813 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 1,139,157	$ 1,351,229
Class T	338,886	302,644
Class B	102,722	80,164
Class C	276,980	140,439
Institutional Class	187,752	158,611
Total	$ 2,045,497	$ 2,033,087
From net realized gain
Class A	$ 857,824	$ -
Class T	303,408	-
Class B	167,410	-
Class C	386,245	-
Institutional Class	117,124	-
Total	$ 1,832,011	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	403,603	717,827	$ 18,959,326	$ 24,570,868
Reinvestment of distributions	38,280	54,590	1,840,359	1,233,366
Shares redeemed	(423,433)	(853,465)	(19,533,878)	(25,601,192)
Net increase (decrease)	18,450	(81,048)	$ 1,265,807	$ 203,042
Class T
Shares sold	132,009	289,423	$ 6,204,616	$ 9,457,466
Reinvestment of distributions	12,971	12,820	621,952	291,028
Shares redeemed	(117,020)	(256,194)	(5,408,861)	(7,384,302)
Net increase (decrease)	27,960	46,049	$ 1,417,707	$ 2,364,192

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class B
Shares sold	54,540	96,316	$ 2,523,532	$ 3,207,351
Reinvestment of distributions	5,054	3,068	239,312	71,250
Shares redeemed	(62,934)	(144,947)	(2,875,931)	(4,309,486)
Net increase (decrease)	(3,340)	(45,563)	$ (113,087)	$ (1,030,885)
Class C
Shares sold	192,780	368,876	$ 8,912,360	$ 12,830,970
Reinvestment of distributions	12,454	5,111	587,029	118,795
Shares redeemed	(186,923)	(314,277)	(8,445,731)	(9,100,914)
Net increase (decrease)	18,311	59,710	$ 1,053,658	$ 3,848,851
Institutional Class
Shares sold	65,846	202,877	$ 3,167,207	$ 7,228,984
Reinvestment of distributions	4,829	4,984	236,623	114,341
Shares redeemed	(122,677)	(151,305)	(5,776,603)	(4,620,886)
Net increase (decrease)	(52,002)	56,556	$ (2,372,773)	$ 2,722,439

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAF-USAN-0610
1.784896.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.46%
Actual		$ 1,000.00	$ 1,099.20	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.30
Class T	1.74%
Actual		$ 1,000.00	$ 1,097.80	$ 9.05
Hypothetical A		$ 1,000.00	$ 1,016.17	$ 8.70
Class B	2.24%
Actual		$ 1,000.00	$ 1,095.00	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,013.69	$ 11.18
Class C	2.19%
Actual		$ 1,000.00	$ 1,095.30	$ 11.38
Hypothetical A		$ 1,000.00	$ 1,013.93	$ 10.94
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,100.80	$ 6.15
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vale SA (PN-A) (Brazil, Metals & Mining)	13.1	8.1
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	8.4	6.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	7.7	8.2
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	7.4	11.0
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	5.9	6.5
	42.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	22.6	21.0
Financials	15.4	12.3
Energy	14.8	18.2
Consumer Staples	13.0	10.3
Telecommunication Services	12.0	16.8
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	62.3	65.8
Mexico	19.4	15.9
Chile	9.6	6.4
Luxembourg	1.6	0.7
Peru	1.6	3.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 97.6%	Stocks 95.7%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 4.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Bahamas (Nassau) - 0.2%
Petrominerales Ltd. (a)	15,000	$ 479,728
Bermuda - 0.2%
GP Investments, Ltd. unit (a)	88,742	411,044
Brazil - 62.3%
AES Tiete SA (PN) (non-vtg.)	319,745	3,571,018
Banco Bradesco SA:
(PN)	156,695	2,880,638
(PN) sponsored ADR	212,290	3,952,840
BM&F BOVESPA SA	83,700	551,434
Bradespar SA (PN)	29,600	679,048
Brascan Residential Properties SA	235,100	1,057,845
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	123,213	2,167,317
sponsored ADR	128,900	1,841,981
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	60,700	5,936,460
sponsored ADR	3,260	274,981
Companhia de Concessoes Rodoviarias	84,800	1,951,725
Companhia de Saneamento de Minas Gerais	2,764	40,078
CPFL Energia SA sponsored ADR (d)	13,943	867,115
Drogasil SA	11,300	189,856
Eletropaulo Metropolitana SA (PN-B)	41,560	922,333
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR (a)	6,100	146,888
Equatorial Energia SA	165,877	1,481,292
Gerdau SA	19,900	247,097
Gerdau SA sponsored ADR	60,600	993,840
Itau Unibanco Banco Multiplo SA	238,094	5,162,048
Itau Unibanco Banco Multiplo SA ADR	642,941	13,938,961
Light SA	56,500	763,975
Lojas Americanas SA (PN)	348,500	2,550,660
Multiplus SA	59,000	692,540
Net Servicos de Comunicacao SA:
sponsored ADR (a)	18,800	220,900
(PN) (a)	425,600	5,027,514
Odontoprev SA	43,400	1,424,650
OGX Petroleo e Gas Participacoes SA	294,700	2,947,085
Petroleo Brasileiro SA - Petrobras:
(ON)	31,300	661,497
(PN) (non-vtg.)	387,800	7,312,182
(PN) sponsored ADR (non-vtg.)	253,193	9,606,142
sponsored ADR	299,000	12,686,570
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria Comerico	104,500	$ 4,052,648
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	205,955	3,639,225
TIM Participacoes SA	359,100	923,604
TIM Participacoes SA sponsored ADR (non-vtg.)	78,141	2,030,885
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	29,550	938,724
(PN-A) (non-vtg.)	115,900	3,788,532
Vale SA:
(PN-A)	95,000	2,549,440
(PN-A) sponsored ADR	713,100	19,189,520
sponsored ADR (d)	260,400	7,976,052
Vivo Participacoes SA:
(PN)	42,252	1,118,324
sponsored ADR (d)	105,926	2,803,861
TOTAL BRAZIL		141,759,325
Canada - 0.1%
Silver Standard Resources, Inc. (a)	14,700	301,497
Chile - 9.6%
Banco de Credito e Inversiones	9,607	397,091
Banco Santander Chile sponsored ADR	69,325	4,567,824
CAP SA	192,068	6,180,818
Cencosud SA	272,514	1,116,417
Compania Cervecerias Unidas SA	152,083	1,304,113
Compania Cervecerias Unidas SA sponsored ADR	12,043	519,655
Empresa Nacional de Electricidad SA	392,158	609,075
Empresas La Polar SA	91,251	532,788
Enersis SA	2,407,588	962,664
Enersis SA sponsored ADR	171,900	3,419,091
Lan Airlines SA	13,091	249,737
SACI Falabella	173,906	1,100,505
Vina Concha y Toro SA sponsored ADR	19,385	844,217
TOTAL CHILE		21,803,995
Colombia - 0.3%
BanColombia SA sponsored ADR (d)	13,828	646,321
Luxembourg - 1.6%
Millicom International Cellular SA	16,746	1,478,337
Ternium SA sponsored ADR (a)(d)	59,653	2,203,582
TOTAL LUXEMBOURG		3,681,919
Common Stocks - continued
	Shares	Value
Mexico - 19.4%
America Movil SAB de CV:
Series L	126,700	$ 327,128
Series L sponsored ADR	335,149	17,253,471
Bolsa Mexicana de Valores SA de CV (a)	587,100	984,963
Coca-Cola FEMSA SAB de CV sponsored ADR	23,785	1,664,950
Fomento Economico Mexicano SAB de CV sponsored ADR	20,763	982,713
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	142,393	5,042,136
Grupo Bimbo Sab de CV Series A	189,800	1,517,327
Grupo Comercial Chedraui de CV (a)	174,300	509,078
Grupo Financiero Banorte SAB de CV Series O	339,900	1,411,659
Grupo Modelo SAB de CV Series C	504,800	2,784,691
Grupo Televisa SA de CV (CPO) sponsored ADR	97,956	2,035,526
Industrias Penoles SA de CV	52,275	1,102,435
Kimberly-Clark de Mexico SA de CV Series A	169,600	983,949
Wal-Mart de Mexico SA de CV Series V	3,230,538	7,522,096
TOTAL MEXICO		44,122,122
Panama - 0.9%
Copa Holdings SA Class A	34,500	1,955,460
Peru - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	108,404	3,565,408
United States of America - 1.4%
NII Holdings, Inc. (a)	34,200	1,450,764
Southern Copper Corp.	60,600	1,853,148
TOTAL UNITED STATES OF AMERICA		3,303,912
TOTAL COMMON STOCKS (Cost $145,836,331)		222,030,731
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	5,209,693	$ 5,209,693
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	7,398,900	7,398,900
TOTAL MONEY MARKET FUNDS (Cost $12,608,593)		12,608,593
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $158,444,924)		234,639,324
NET OTHER ASSETS - (3.2)%		(7,178,289)
NET ASSETS - 100%		$ 227,461,035
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,980
Fidelity Securities Lending Cash Central Fund	14,021
Total	$ 17,001
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $62,702,397 of which $31,501,550 and $31,200,847 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,085,248) - See accompanying schedule: Unaffiliated issuers (cost $145,836,331)	$ 222,030,731
Fidelity Central Funds (cost $12,608,593)	12,608,593
Total Investments (cost $158,444,924)		$ 234,639,324
Foreign currency held at value (cost $246,729)		247,320
Receivable for investments sold		899,889
Receivable for fund shares sold		400,014
Dividends receivable		1,557,181
Distributions receivable from Fidelity Central Funds		2,508
Prepaid expenses		301
Other receivables		33,987
Total assets		237,780,524

Liabilities
Payable to custodian bank	$ 97,455
Payable for investments purchased	853,880
Payable for fund shares redeemed	1,614,467
Accrued management fee	138,687
Distribution fees payable	98,620
Other affiliated payables	66,063
Other payables and accrued expenses	51,417
Collateral on securities loaned, at value	7,398,900
Total liabilities		10,319,489

Net Assets		$ 227,461,035
Net Assets consist of:
Paid in capital		$ 207,884,282
Undistributed net investment income		1,175,443
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,796,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,198,089
Net Assets		$ 227,461,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,024,697 ÷ 2,308,641 shares)	$ 46.79

Maximum offering price per share (100/94.25 of $46.79)	$ 49.64
Class T: Net Asset Value and redemption price per share ($38,496,627 ÷ 825,887 shares)	$ 46.61

Maximum offering price per share (100/96.50 of $46.61)	$ 48.30
Class B: Net Asset Value and offering price per share ($20,365,741 ÷ 443,122 shares)A	$ 45.96

Class C: Net Asset Value and offering price per share ($47,656,407 ÷ 1,041,547 shares)A	$ 45.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,917,563 ÷ 270,608 shares)	$ 47.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 4,132,506
Income from Fidelity Central Funds		17,001
		4,149,507
Less foreign taxes withheld		(430,386)
Total income		3,719,121

Expenses
Management fee	$ 824,549
Transfer agent fees	345,633
Distribution fees	581,263
Accounting and security lending fees	61,799
Custodian fees and expenses	84,260
Independent trustees' compensation	632
Registration fees	61,852
Audit	28,548
Legal	587
Miscellaneous	1,369
Total expenses before reductions	1,990,492
Expense reductions	(56,813)	1,933,679
Net investment income (loss)		1,785,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,551,870
Foreign currency transactions	(37,622)
Total net realized gain (loss)		7,514,248
Change in net unrealized appreciation (depreciation) on: Investment securities	10,548,928
Assets and liabilities in foreign currencies	(21,092)
Total change in net unrealized appreciation (depreciation)		10,527,836
Net gain (loss)		18,042,084
Net increase (decrease) in net assets resulting from operations		$ 19,827,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,785,442	$ 2,101,569
Net realized gain (loss)	7,514,248	(29,997,092)
Change in net unrealized appreciation (depreciation)	10,527,836	105,158,856
Net increase (decrease) in net assets resulting from operations	19,827,526	77,263,333
Distributions to shareholders from net investment income	(2,045,497)	(2,033,087)
Distributions to shareholders from net realized gain	(1,832,011)	-
Total distributions	(3,877,508)	(2,033,087)
Share transactions - net increase (decrease)	1,251,312	8,107,639
Redemption fees	38,822	50,511
Total increase (decrease) in net assets	17,240,152	83,388,396

Net Assets
Beginning of period	210,220,883	126,832,487
End of period (including undistributed net investment income of $1,175,443 and undistributed net investment income of $1,435,498, respectively)	$ 227,461,035	$ 210,220,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 43.33	$ 26.44	$ 61.60	$ 37.85	$ 27.16	$ 16.72
Income from Investment Operations
Net investment income (loss) E	.42	.54	.53 H	.42	.58	.42
Net realized and unrealized gain (loss)	3.89	16.93	(34.41)	24.52	10.94	10.14
Total from investment operations	4.31	17.47	(33.88)	24.94	11.52	10.56
Distributions from net investment income	(.49)	(.59)	(.39)	(.46)	(.34)	(.17)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.86)	(.59)	(1.34)	(1.23)	(.89)	(.17)
Redemption fees added to paid in capital E	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 46.79	$ 43.33	$ 26.44	$ 61.60	$ 37.85	$ 27.16
Total Return B, C, D	9.92%	68.16%	(56.11)%	67.94%	43.54%	63.94%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.48%	1.43%	1.45%	1.62%	1.93%
Expenses net of fee waivers, if any	1.46% A	1.48%	1.43%	1.45%	1.50%	1.56%
Expenses net of all reductions	1.41% A	1.46%	1.41%	1.43%	1.47%	1.50%
Net investment income (loss)	1.79% A	1.66%	1.00% H	.88%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,025	$ 99,225	$ 62,702	$ 132,524	$ 56,662	$ 13,736
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 43.15	$ 26.21	$ 61.09	$ 37.56	$ 26.98	$ 16.63
Income from Investment Operations
Net investment income (loss) E	.35	.45	.38 H	.28	.49	.36
Net realized and unrealized gain (loss)	3.88	16.90	(34.13)	24.35	10.86	10.09
Total from investment operations	4.23	17.35	(33.75)	24.63	11.35	10.45
Distributions from net investment income	(.41)	(.42)	(.24)	(.37)	(.28)	(.15)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.78)	(.42)	(1.19)	(1.14)	(.83)	(.15)
Redemption fees added to paid in capital E	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 46.61	$ 43.15	$ 26.21	$ 61.09	$ 37.56	$ 26.98
Total Return B, C, D	9.78%	67.69%	(56.23)%	67.50%	43.11%	63.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.75%	1.71%	1.72%	1.89%	2.26%
Expenses net of fee waivers, if any	1.74% A	1.75%	1.71%	1.72%	1.75%	1.82%
Expenses net of all reductions	1.69% A	1.73%	1.69%	1.71%	1.72%	1.77%
Net investment income (loss)	1.50% A	1.39%	.72% H	.61%	1.45%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,497	$ 34,434	$ 19,709	$ 46,960	$ 23,723	$ 9,144
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.50	$ 25.65	$ 59.87	$ 36.87	$ 26.54	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.23	.29	.11 H	.05	.31	.24
Net realized and unrealized gain (loss)	3.82	16.72	(33.44)	23.91	10.68	9.95
Total from investment operations	4.05	17.01	(33.33)	23.96	10.99	10.19
Distributions from net investment income	(.23)	(.17)	-	(.22)	(.17)	(.10)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.60)	(.17)	(.95)	(.99)	(.72)	(.10)
Redemption fees added to paid in capital E	.01	.01	.06	.03	.06	.05
Net asset value, end of period	$ 45.96	$ 42.50	$ 25.65	$ 59.87	$ 36.87	$ 26.54
Total Return B, C, D	9.50%	66.89%	(56.46)%	66.68%	42.36%	62.73%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.23%	2.21%	2.22%	2.42%	2.73%
Expenses net of fee waivers, if any	2.24% A	2.23%	2.21%	2.22%	2.25%	2.34%
Expenses net of all reductions	2.19% A	2.21%	2.20%	2.20%	2.22%	2.28%
Net investment income (loss)	1.00% A	.91%	.21% H	.11%	.95%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,366	$ 18,975	$ 12,623	$ 32,143	$ 17,402	$ 8,998
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.34	$ 25.54	$ 59.63	$ 36.74	$ 26.48	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.24	.29	.13 H	.07	.31	.24
Net realized and unrealized gain (loss)	3.80	16.66	(33.30)	23.80	10.65	9.94
Total from investment operations	4.04	16.95	(33.17)	23.87	10.96	10.18
Distributions from net investment income	(.26)	(.16)	(.03)	(.24)	(.21)	(.10)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.63)	(.16)	(.98)	(1.01)	(.76)	(.10)
Redemption fees added to paid in capital E	.01	.01	.06	.03	.06	.05
Net asset value, end of period	$ 45.76	$ 42.34	$ 25.54	$ 59.63	$ 36.74	$ 26.48
Total Return B, C, D	9.53%	66.89%	(56.44)%	66.66%	42.38%	62.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.23%	2.18%	2.18%	2.34%	2.69%
Expenses net of fee waivers, if any	2.19% A	2.23%	2.18%	2.18%	2.25%	2.32%
Expenses net of all reductions	2.14% A	2.21%	2.17%	2.17%	2.22%	2.26%
Net investment income (loss)	1.05% A	.91%	.24% H	.14%	.95%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,656	$ 43,322	$ 24,611	$ 60,415	$ 29,189	$ 9,252
Portfolio turnover rate G	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.01) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.22	$ 27.02	$ 62.89	$ 38.56	$ 27.64	$ 16.97
Income from Investment Operations
Net investment income (loss) D	.49	.65	.71 G	.58	.66	.46
Net realized and unrealized gain (loss)	3.98	17.23	(35.14)	25.01	11.13	10.33
Total from investment operations	4.47	17.88	(34.43)	25.59	11.79	10.79
Distributions from net investment income	(.59)	(.69)	(.55)	(.53)	(.38)	(.17)
Distributions from net realized gain	(.37)	-	(.95)	(.77)	(.55)	-
Total distributions	(.96)	(.69)	(1.50)	(1.30)	(.93)	(.17)
Redemption fees added to paid in capital D	.01	.01	.06	.04	.06	.05
Net asset value, end of period	$ 47.74	$ 44.22	$ 27.02	$ 62.89	$ 38.56	$ 27.64
Total Return B, C	10.08%	68.60%	(55.97)%	68.51%	43.79%	64.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.20%	1.14%	1.12%	1.26%	1.59%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.14%	1.12%	1.25%	1.36%
Expenses net of all reductions	1.13% A	1.19%	1.12%	1.11%	1.23%	1.30%
Net investment income (loss)	2.07% A	1.93%	1.29% G	1.21%	1.94%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,918	$ 14,264	$ 7,189	$ 18,897	$ 6,335	$ 4,810
Portfolio turnover rate F	73% A	57%	48%	49%	50%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,680,934
Gross unrealized depreciation	(3,417,681)
Net unrealized appreciation (depreciation)	$ 74,263,253

Tax cost	$ 160,376,071

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,080,844 and $81,273,605, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 137,633	$ 3,314
Class T	.25%	.25%	97,544	927
Class B	.75%	.25%	103,976	78,258
Class C	.75%	.25%	242,110	59,384
			$ 581,263	$ 141,883

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,445
Class T	8,494
Class B*	24,232
Class C*	4,426
$ 86,597

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 161,376.29
Class T	63,907.33
Class B	34,146.33
Class C	67,271.28
Institutional Class	18,933.26
	$ 345,633

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $41 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $462 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14,021.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,813 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 1,139,157	$ 1,351,229
Class T	338,886	302,644
Class B	102,722	80,164
Class C	276,980	140,439
Institutional Class	187,752	158,611
Total	$ 2,045,497	$ 2,033,087
From net realized gain
Class A	$ 857,824	$ -
Class T	303,408	-
Class B	167,410	-
Class C	386,245	-
Institutional Class	117,124	-
Total	$ 1,832,011	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	403,603	717,827	$ 18,959,326	$ 24,570,868
Reinvestment of distributions	38,280	54,590	1,840,359	1,233,366
Shares redeemed	(423,433)	(853,465)	(19,533,878)	(25,601,192)
Net increase (decrease)	18,450	(81,048)	$ 1,265,807	$ 203,042
Class T
Shares sold	132,009	289,423	$ 6,204,616	$ 9,457,466
Reinvestment of distributions	12,971	12,820	621,952	291,028
Shares redeemed	(117,020)	(256,194)	(5,408,861)	(7,384,302)
Net increase (decrease)	27,960	46,049	$ 1,417,707	$ 2,364,192

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class B
Shares sold	54,540	96,316	$ 2,523,532	$ 3,207,351
Reinvestment of distributions	5,054	3,068	239,312	71,250
Shares redeemed	(62,934)	(144,947)	(2,875,931)	(4,309,486)
Net increase (decrease)	(3,340)	(45,563)	$ (113,087)	$ (1,030,885)
Class C
Shares sold	192,780	368,876	$ 8,912,360	$ 12,830,970
Reinvestment of distributions	12,454	5,111	587,029	118,795
Shares redeemed	(186,923)	(314,277)	(8,445,731)	(9,100,914)
Net increase (decrease)	18,311	59,710	$ 1,053,658	$ 3,848,851
Institutional Class
Shares sold	65,846	202,877	$ 3,167,207	$ 7,228,984
Reinvestment of distributions	4,829	4,984	236,623	114,341
Shares redeemed	(122,677)	(151,305)	(5,776,603)	(4,620,886)
Net increase (decrease)	(52,002)	56,556	$ (2,372,773)	$ 2,722,439

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAFI-USAN-0610
1.784897.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.37%
Actual		$ 1,000.00	$ 1,050.90	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.53%
Actual		$ 1,000.00	$ 1,050.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.13%
Actual		$ 1,000.00	$ 1,047.20	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.12%
Actual		$ 1,000.00	$ 1,047.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,052.80	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.4	2.6
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.0	0.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.1
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.3	0.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2	1.1
	8.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	28.4
Consumer Discretionary	19.5	14.8
Industrials	10.2	9.6
Information Technology	9.9	7.4
Materials	9.5	9.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	20.0	22.0
Japan	19.9	14.8
France	9.9	12.4
Germany	7.0	11.3
Switzerland	6.4	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 98.7%	Stocks 99.7%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 4.6%
AMP Ltd.	878,301	$ 5,039
Aristocrat Leisure Ltd. (d)	1,612,954	6,329
Australia & New Zealand Banking Group Ltd.	138,019	3,056
BHP Billiton Ltd.	210,047	7,676
Commonwealth Bank of Australia	220,106	11,773
National Australia Bank Ltd.	199,582	5,098
Navitas Ltd.	635,200	3,039
Newcrest Mining Ltd.	71,511	2,158
Rio Tinto Ltd.	46,207	3,018
SEEK Ltd.	226,300	1,736
Westfield Group unit	658,686	7,778
TOTAL AUSTRALIA		56,700
Austria - 0.5%
Wienerberger AG (a)	352,040	6,545
Bailiwick of Jersey - 0.9%
Informa PLC	907,098	5,474
WPP PLC	552,437	5,856
TOTAL BAILIWICK OF JERSEY		11,330
Belgium - 1.4%
Ageas (d)	297,300	913
Anheuser-Busch InBev SA NV (d)	281,734	13,669
Hamon & Compagnie International SA	60,300	2,360
TOTAL BELGIUM		16,942
Bermuda - 0.7%
Central European Media Enterprises Ltd. Class A (a)	185,500	6,307
Huabao International Holdings Ltd.	1,892,000	2,187
TOTAL BERMUDA		8,494
Canada - 0.4%
Suncor Energy, Inc.	161,500	5,523
Cayman Islands - 2.2%
Ajisen (China) Holdings Ltd.	3,558,000	3,812
BaWang International (Group) Holding Ltd.	4,552,000	3,351
Bosideng International Holdings Ltd.	18,848,000	5,212
China Dongxiang Group Co. Ltd.	3,317,000	2,251
China High Speed Transmission Equipment Group Co. Ltd.	1,283,000	3,041
Hengdeli Holdings Ltd.	16,442,000	6,856
Peak Sport Products Co. Ltd.	4,009,000	3,054
TOTAL CAYMAN ISLANDS		27,577
Common Stocks - continued
	Shares	Value (000s)
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	11,800	$ 8,134
Home Inns & Hotels Management, Inc. sponsored ADR (a)	66,400	2,314
TOTAL CHINA		10,448
Denmark - 1.4%
Danske Bank AS (a)	61,600	1,608
Novo Nordisk AS:
Series B	19,863	1,634
Series B sponsored ADR	153,200	12,578
William Demant Holding AS (a)	26,100	1,780
TOTAL DENMARK		17,600
Finland - 0.2%
Nokia Corp.	224,190	2,741
France - 9.9%
Atos Origin SA (a)	53,518	2,712
AXA SA (d)	144,258	2,886
AXA SA sponsored ADR (d)	101,800	1,950
BNP Paribas SA (d)	147,222	10,113
Cap Gemini SA	52,900	2,665
Credit Agricole SA	173,300	2,478
Danone (d)	184,422	10,867
Essilor International SA	45,400	2,768
Iliad Group SA	18,000	1,800
Ingenico SA	98,624	2,463
Ipsos SA	58,500	2,239
Laurent-Perrier Group	21,000	1,956
LVMH Moet Hennessy - Louis Vuitton (d)	221,475	25,490
Meetic	33,500	925
Remy Cointreau SA	32,732	1,770
Sanofi-Aventis	32,879	2,243
Sanofi-Aventis sponsored ADR	337,600	11,516
Schneider Electric SA (d)	71,429	8,110
Societe Generale Series A	127,924	6,832
Total SA	161,788	8,803
Total SA sponsored ADR	155,000	8,429
Vallourec SA	18,544	3,694
TOTAL FRANCE		122,709
Germany - 6.5%
Allianz AG (d)	53,958	6,119
BASF AG (d)	75,600	4,405
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG (d)	92,900	$ 5,917
Bayerische Motoren Werke AG (BMW)	241,199	11,866
Deutsche Bank AG	77,000	5,288
Deutsche Bank AG (NY Shares)	25,200	1,731
Deutsche Boerse AG	130,969	10,158
Deutsche Lufthansa AG	173,000	2,877
Deutsche Post AG	183,500	2,975
Deutsche Postbank AG (a)	41,400	1,422
Linde AG (d)	51,641	6,168
Munich Re Group (d)	25,268	3,555
Puma AG	11,423	3,811
SAP AG	103,500	4,911
SAP AG sponsored ADR (d)	83,900	3,981
Siemens AG	63,555	6,206
TOTAL GERMANY		81,390
Greece - 0.3%
Folli Follie SA	89,300	2,055
National Bank of Greece SA (a)	133,300	2,143
TOTAL GREECE		4,198
Hong Kong - 2.5%
Cathay Pacific Airways Ltd.	2,671,000	5,564
Hang Lung Properties Ltd.	1,009,000	3,630
Hang Seng Bank Ltd.	77,200	1,052
Henderson Land Development Co. Ltd.	842,000	5,307
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	50
Hong Kong Exchanges and Clearing Ltd.	386,400	6,314
Hutchison Whampoa Ltd.	720,000	4,941
Wharf Holdings Ltd.	754,000	4,078
TOTAL HONG KONG		30,936
Indonesia - 0.4%
PT Telkomunikasi Indonesia Tbk Series B	5,084,500	4,390
Ireland - 1.1%
CRH PLC	301,862	8,633
Kingspan Group PLC (United Kingdom) (a)	524,700	4,893
TOTAL IRELAND		13,526
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,925
Common Stocks - continued
	Shares	Value (000s)
Italy - 3.4%
Bulgari SpA (d)	390,300	$ 3,244
ENI SpA	206,024	4,605
ENI SpA sponsored ADR	32,000	1,422
Intesa Sanpaolo SpA	2,192,336	7,227
Mediaset SpA	482,600	3,822
Saipem SpA	353,755	13,211
Tod's SpA	27,600	2,025
UniCredit SpA	1,782,294	4,671
Unione di Banche Italiane SCpA	174,755	2,164
TOTAL ITALY		42,391
Japan - 19.9%
Asahi Glass Co. Ltd.	311,000	3,675
Canon, Inc.	139,300	6,372
Canon, Inc. sponsored ADR	103,900	4,746
Citizen Holdings Co. Ltd.	548,100	3,807
Denso Corp.	68,300	1,993
eAccess Ltd.	2,580	2,060
East Japan Railway Co.	47,400	3,171
Fanuc Ltd.	40,700	4,806
Fuji Media Holdings, Inc.	775	1,256
GREE, Inc.	22,900	1,270
Honda Motor Co. Ltd.	133,000	4,501
Hoya Corp.	80,100	2,227
Japan Retail Fund Investment Corp.	2,505	3,376
Japan Tobacco, Inc.	667	2,312
JFE Holdings, Inc.	72,700	2,593
JSR Corp.	81,000	1,654
Keyence Corp.	22,400	5,363
Konica Minolta Holdings, Inc.	76,000	961
Mazda Motor Corp.	3,446,000	10,177
Mitsubishi Corp.	145,600	3,449
Mitsubishi Electric Corp.	750,000	6,685
Mitsubishi Estate Co. Ltd.	335,000	6,040
Mitsubishi UFJ Financial Group, Inc.	2,469,200	12,868
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	506,400	2,618
Mitsui & Co. Ltd.	254,700	3,828
Mizuho Financial Group, Inc.	1,276,800	2,459
MS&AD Insurance Group Holdings, Inc. (a)	97,800	2,811
Murata Manufacturing Co. Ltd.	61,500	3,667
Nintendo Co. Ltd.	18,400	6,181
NKSJ Holdings, Inc. (a)	276,000	2,004
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nomura Holdings, Inc.	857,600	$ 5,928
Nomura Holdings, Inc. sponsored ADR (d)	90,600	624
NSK Ltd.	426,000	3,250
Omron Corp.	389,400	9,108
ORIX Corp.	78,280	7,209
Rakuten, Inc.	7,966	6,182
Ricoh Co. Ltd.	622,000	10,567
Sharp Corp.	303,000	3,925
Shin-Etsu Chemical Co., Ltd.	85,700	4,940
Shiseido Co. Ltd.	92,900	1,948
SMC Corp.	45,700	6,583
SOFTBANK CORP.	234,000	5,234
Sony Corp.	56,600	1,938
Sony Corp. sponsored ADR	45,100	1,543
Sumitomo Corp.	423,000	5,094
Sumitomo Metal Industries Ltd.	1,766,000	4,794
Sumitomo Mitsui Financial Group, Inc.	296,000	9,790
T&D Holdings, Inc.	119,900	3,132
Tokio Marine Holdings, Inc.	82,100	2,444
Tokyo Electron Ltd.	77,300	5,068
Toshiba Corp. (a)	967,000	5,575
Toyota Motor Corp.	259,400	10,023
Toyota Motor Corp. sponsored ADR (d)	139,800	10,777
Yahoo! Japan Corp.	7,527	2,882
TOTAL JAPAN		247,488
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	5,886	4,475
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (a)(d)	176,900	6,869
Netherlands - 2.3%
Aegon NV (a)	212,400	1,486
ASML Holding NV (NY Shares)	98,000	3,201
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	398,910	3,562
sponsored ADR (a)	62,900	558
Koninklijke KPN NV	84,226	1,264
Koninklijke Philips Electronics NV	256,806	8,624
Koninklijke Philips Electronics NV (NY Shares) (d)	100,400	3,347
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Randstad Holdings NV (a)	74,800	$ 3,790
Royal DSM NV	50,354	2,249
TOTAL NETHERLANDS		28,081
Norway - 1.3%
Aker Solutions ASA	304,600	5,091
DnB NOR ASA (d)	287,800	3,407
Petroleum Geo-Services ASA (a)	259,700	3,575
Sevan Marine ASA (a)	301,000	436
StatoilHydro ASA sponsored ADR (d)	174,500	4,218
TOTAL NORWAY		16,727
Papua New Guinea - 0.3%
Lihir Gold Ltd.	1,068,237	3,774
Singapore - 0.3%
United Overseas Bank Ltd.	251,000	3,672
South Africa - 1.8%
Aspen Pharmacare Holdings Ltd. (a)	443,500	5,014
Clicks Group Ltd.	3,064,609	12,841
Impala Platinum Holdings Ltd.	158,500	4,523
TOTAL SOUTH AFRICA		22,378
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	414,359	5,450
Banco Santander SA (d)	974,660	12,333
Banco Santander SA sponsored ADR	89,800	1,108
EDP Renovaveis SA (a)	451,605	3,211
Inditex SA	27,687	1,714
NH Hoteles SA (a)	657,500	3,029
Telefonica SA	382,115	8,650
Telefonica SA sponsored ADR	30,000	2,033
TOTAL SPAIN		37,528
Sweden - 1.5%
Elekta AB (B Shares)	385,300	10,008
H&M Hennes & Mauritz AB (B Shares) (d)	64,240	4,100
Nordea Bank AB	121,200	1,183
Svenska Handelsbanken AB (A Shares) (d)	63,500	1,781
Swedbank AB (A Shares)	125,912	1,356
TOTAL SWEDEN		18,428
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.4%
ABB Ltd. (Reg.)	66,380	$ 1,273
Adecco SA (Reg.)	65,786	3,870
Compagnie Financiere Richemont SA Series A	255,659	9,430
Credit Suisse Group sponsored ADR	92,500	4,227
Credit Suisse Group (Reg.)	50,181	2,303
Kuehne & Nagel International AG	24,000	2,512
Nestle SA	36,322	1,777
Roche Holding AG (participation certificate)	151,633	23,942
Swiss Reinsurance Co.	28,450	1,234
The Swatch Group AG (Bearer)	56,890	16,667
UBS AG (a)	206,228	3,195
UBS AG (NY Shares) (a)	313,277	4,831
Zurich Financial Services AG	17,558	3,893
TOTAL SWITZERLAND		79,154
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	710,200	3,335
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,185	2,872
TOTAL TAIWAN		6,207
United Kingdom - 20.0%
Aberdeen Asset Management PLC	1,351,368	2,837
Anglo American PLC:
ADR (a)	289,646	6,097
(United Kingdom) (a)	177,859	7,554
Associated British Foods PLC	217,900	3,347
Aviva PLC	334,000	1,765
Barclays PLC	1,213,540	6,233
Barclays PLC Sponsored ADR	295,000	6,024
BG Group PLC	299,094	5,055
BHP Billiton PLC	475,902	14,528
BlueBay Asset Management	509,900	2,909
BP PLC	423,708	3,695
BP PLC sponsored ADR	146,700	7,650
British Land Co. PLC	614,918	4,366
Cairn Energy PLC (a)	807,000	4,924
Capita Group PLC	358,400	4,371
Centrica PLC	1,810,050	8,129
Debenhams PLC (a)	2,010,500	2,192
GlaxoSmithKline PLC	246,400	4,573
GlaxoSmithKline PLC sponsored ADR	54,000	2,014
Great Portland Estates PLC	573,900	2,747
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hays PLC	1,126,800	$ 1,915
Hikma Pharmaceuticals PLC	142,400	1,361
HSBC Holdings PLC sponsored ADR (d)	579,845	29,514
Imperial Tobacco Group PLC	287,415	8,187
InterContinental Hotel Group PLC	293,995	5,183
Intertek Group PLC	116,200	2,639
ITV PLC (a)	4,242,800	4,352
Johnson Matthey PLC	176,954	4,705
Kesa Electricals PLC	1,888,800	3,589
Legal & General Group PLC	813,369	1,058
Lloyds TSB Group PLC	3,032,699	3,034
M&C Saatchi	773,305	1,063
Man Group PLC	825,945	3,049
Prudential PLC	563,794	4,949
Rio Tinto PLC	119,032	6,054
Rio Tinto PLC sponsored ADR	167,200	8,504
Royal Bank of Scotland Group PLC (a)	1,162,200	951
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	9,745
Class A sponsored ADR	149,000	9,350
Class B	154,200	4,648
Schroders PLC	169,900	3,591
Standard Chartered PLC (United Kingdom)	200,189	5,339
Sthree PLC	190,600	1,061
Vodafone Group PLC	3,334,669	7,388
Vodafone Group PLC sponsored ADR	368,900	8,190
William Hill PLC	1,268,200	3,962
Xstrata PLC	237,400	3,894
TOTAL UNITED KINGDOM		248,285
United States of America - 2.6%
Apple, Inc. (a)	12,300	3,212
Citrix Systems, Inc. (a)	41,200	1,936
Deckers Outdoor Corp. (a)	57,200	8,041
Estee Lauder Companies, Inc. Class A	64,200	4,232
Google, Inc. Class A (a)	13,100	6,883
Philip Morris International, Inc.	70,500	3,460
Scientific Games Corp. Class A (a)	334,900	4,926
TOTAL UNITED STATES OF AMERICA		32,690
TOTAL COMMON STOCKS (Cost $1,104,948)		1,222,121
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
Germany - 0.5%
ProSiebenSat.1 Media AG	191,700	$ 3,607
Volkswagen AG	20,100	1,932
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,562)		5,539
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.21% (b)	8,078,965	8,079
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	152,652,570	152,653
TOTAL MONEY MARKET FUNDS (Cost $160,732)		160,732
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $1,269,242)		1,388,392
NET OTHER ASSETS - (11.6)%		(144,154)
NET ASSETS - 100%		$ 1,244,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	267
Total	$ 278
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 248,285	$ 77,343	$ 170,942	$ -
Japan	247,488	72,267	175,221	-
France	122,709	21,895	100,814	-
Germany	86,929	5,712	81,217	-
Switzerland	79,154	9,058	70,096	-
Australia	56,700	-	56,700	-
Italy	42,391	1,422	40,969	-
Spain	37,528	3,141	34,387	-
United States of America	32,690	32,690	-	-
Other	273,786	81,224	192,562	-
Money Market Funds	160,732	160,732	-	-
Total Investments in Securities:	$ 1,388,392	$ 465,484	$ 922,908	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $311,877,000 of which $84,650,000 and $227,227,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $145,144) - See accompanying schedule: Unaffiliated issuers (cost $1,108,510)	$ 1,227,660
Fidelity Central Funds (cost $160,732)	160,732
Total Investments (cost $1,269,242)		$ 1,388,392
Foreign currency held at value (cost $500)		502
Receivable for investments sold		6,199
Receivable for fund shares sold		9,712
Dividends receivable		5,367
Distributions receivable from Fidelity Central Funds		143
Prepaid expenses		2
Other receivables		235
Total assets		1,410,552

Liabilities
Payable for investments purchased	$ 10,251
Payable for fund shares redeemed	2,023
Accrued management fee	800
Distribution fees payable	198
Other affiliated payables	287
Other payables and accrued expenses	102
Collateral on securities loaned, at value	152,653
Total liabilities		166,314

Net Assets		$ 1,244,238
Net Assets consist of:
Paid in capital		$ 1,407,625
Undistributed net investment income		5,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,527)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,105
Net Assets		$ 1,244,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,981 ÷ 4,248.21 shares)	$ 16.24

Maximum offering price per share (100/94.25 of $16.24)	$ 17.23
Class T: Net Asset Value and redemption price per share ($361,157 ÷ 21,729.65 shares)	$ 16.62

Maximum offering price per share (100/96.50 of $16.62)	$ 17.22
Class B: Net Asset Value and offering price per share ($7,430 ÷ 471.59 shares)A	$ 15.76

Class C: Net Asset Value and offering price per share ($22,491 ÷ 1,410.06 shares)A	$ 15.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($784,179 ÷ 47,512.29 shares)	$ 16.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended April 30, 2010
Investment Income
Dividends		$ 14,512
Income from Fidelity Central Funds		278
		14,790
Less foreign taxes withheld		(1,015)
Total income		13,775

Expenses
Management fee Basic fee	$ 4,507
Performance adjustment	91
Transfer agent fees	1,447
Distribution fees	1,183
Accounting and security lending fees	295
Custodian fees and expenses	89
Independent trustees' compensation	4
Registration fees	53
Audit	45
Legal	4
Miscellaneous	10
Total expenses before reductions	7,728
Expense reductions	(197)	7,531
Net investment income (loss)		6,244
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,843
Foreign currency transactions	(168)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		43,678
Change in net unrealized appreciation (depreciation) on: Investment securities	13,106
Assets and liabilities in foreign currencies	(86)
Total change in net unrealized appreciation (depreciation)		13,020
Net gain (loss)		56,698
Net increase (decrease) in net assets resulting from operations		$ 62,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,244	$ 18,837
Net realized gain (loss)	43,678	(232,788)
Change in net unrealized appreciation (depreciation)	13,020	399,538
Net increase (decrease) in net assets resulting from operations	62,942	185,587
Distributions to shareholders from net investment income	(17,905)	(18,118)
Distributions to shareholders from net realized gain	(2,268)	-
Total distributions	(20,173)	(18,118)
Share transactions - net increase (decrease)	4,706	28,251
Redemption fees	9	29
Total increase (decrease) in net assets	47,484	195,749

Net Assets
Beginning of period	1,196,754	1,001,005
End of period (including undistributed net investment income of $5,035 and undistributed net investment income of $16,696, respectively)	$ 1,244,238	$ 1,196,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86
Income from Investment Operations
Net investment income (loss) E	.07	.24	.38	.31	.27	.13
Net realized and unrealized gain (loss)	.73	2.12	(11.56)	6.16	3.53	2.47
Total from investment operations	.80	2.36	(11.18)	6.47	3.80	2.60
Distributions from net investment income	(.21)	(.24)	(.33)	(.23)	(.19)	(.04)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.24)	(.24)	(2.11)	(1.29)	(.49)	(.10)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.24	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36
Total Return B,C,D	5.09%	17.97%	(45.08)%	31.44%	21.12%	16.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.37% A	1.36%	1.35%	1.17%	1.24%	1.24%
Expenses net of fee waivers, if any	1.37% A	1.36%	1.35%	1.17%	1.24%	1.24%
Expenses net of all reductions	1.34% A	1.33%	1.32%	1.13%	1.17%	1.15%
Net investment income (loss)	.82% A	1.79%	1.83%	1.34%	1.31%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 72	$ 73	$ 147	$ 113	$ 133
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09
Income from Investment Operations
Net investment income (loss) E	.05	.22	.36	.28	.24	.11
Net realized and unrealized gain (loss)	.76	2.17	(11.82)	6.27	3.59	2.51
Total from investment operations	.81	2.39	(11.46)	6.55	3.83	2.62
Distributions from net investment income	(.19)	(.20)	(.27)	(.19)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.22)	(.20)	(2.05)	(1.25)	(.42)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.62	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64
Total Return B,C,D	5.03%	17.70%	(45.18)%	31.24%	20.92%	16.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.57%	1.51%	1.33%	1.39%	1.36%
Expenses net of fee waivers, if any	1.53% A	1.57%	1.51%	1.33%	1.39%	1.36%
Expenses net of all reductions	1.50% A	1.54%	1.48%	1.30%	1.33%	1.27%
Net investment income (loss)	.66% A	1.58%	1.67%	1.17%	1.15%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 361	$ 367	$ 345	$ 710	$ 602	$ 582
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26
Income from Investment Operations
Net investment income (loss) E	.01	.13	.22	.12	.10	(.01)
Net realized and unrealized gain (loss)	.71	2.08	(11.14)	5.94	3.40	2.38
Total from investment operations	.72	2.21	(10.92)	6.06	3.50	2.37
Distributions from net investment income	(.09)	(.07)	(.07)	(.02)	(.02)	-
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	-
Total distributions	(.12)	(.07)	(1.85)	(1.08)	(.32)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.76	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63
Total Return B,C,D	4.72%	17.09%	(45.50)%	30.45%	20.12%	15.53%
Ratios to Average Net Assets F,H
Expenses before reductions	2.13% A	2.12%	2.10%	1.94%	2.05%	2.04%
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	1.94%	2.05%	2.04%
Expenses net of all reductions	2.09% A	2.08%	2.08%	1.91%	1.99%	1.95%
Net investment income (loss)	.07% A	1.04%	1.07%	.56%	.49%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 27	$ 37	$ 47
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53
Income from Investment Operations
Net investment income (loss) E	.01	.14	.22	.14	.11	- I
Net realized and unrealized gain (loss)	.72	2.09	(11.31)	6.02	3.47	2.42
Total from investment operations	.73	2.23	(11.09)	6.16	3.58	2.42
Distributions from net investment income	(.11)	(.09)	(.13)	(.07)	(.04)	-
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	-
Total distributions	(.14)	(.09)	(1.91)	(1.13)	(.34)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.95	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95
Total Return B,C,D	4.72%	17.06%	(45.50)%	30.48%	20.22%	15.58%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.11%	2.09%	1.91%	1.98%	2.00%
Expenses net of fee waivers, if any	2.12% A	2.11%	2.09%	1.91%	1.98%	2.00%
Expenses net of all reductions	2.09% A	2.08%	2.07%	1.87%	1.92%	1.90%
Net investment income (loss)	.08% A	1.05%	1.08%	.60%	.56%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 23	$ 22	$ 46	$ 41	$ 38
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09
Income from Investment Operations
Net investment income (loss) D	.10	.29	.45	.40	.35	.21
Net realized and unrealized gain (loss)	.75	2.14	(11.78)	6.26	3.58	2.50
Total from investment operations	.85	2.43	(11.33)	6.66	3.93	2.71
Distributions from net investment income	(.27)	(.31)	(.41)	(.31)	(.21)	(.10)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.30)	(.31)	(2.19)	(1.37)	(.51)	(.16)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 16.50	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64
Total Return B,C	5.28%	18.32%	(44.92)%	31.88%	21.55%	16.91%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	1.06%	1.01%	.84%	.87%	.83%
Expenses net of fee waivers, if any	1.01% A	1.06%	1.01%	.84%	.87%	.83%
Expenses net of all reductions	.98% A	1.02%	.98%	.81%	.81%	.73%
Net investment income (loss)	1.18% A	2.10%	2.17%	1.66%	1.67%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 784	$ 727	$ 551	$ 609	$ 354	$ 287
Portfolio turnover rate F	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 201,380
Gross unrealized depreciation	(98,336)
Net unrealized appreciation (depreciation)	$ 103,044
Tax cost	$ 1,285,348

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $349,779 and $371,561, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 89	$ 7
Class T	.25%	.25%	939	18
Class B	.75%	.25%	39	29
Class C	.75%	.25%	116	8
			$ 1,183	$ 62

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	5
Class C*	-**
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115.32
Class T	438.23
Class B	13.32
Class C	37.32
Institutional Class	844.21
	$ 1,447

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were one hundred dollars for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $267.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty seven dollars.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 950	$ 1,238
Class T	4,334	4,849
Class B	45	48
Class C	160	144
Institutional Class	12,416	11,839
Total	$ 17,905	$ 18,118
From net realized gain
Class A	$ 134	$ -
Class T	684	-
Class B	15	-
Class C	44	-
Institutional Class	1,391	-
Total	$ 2,268	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	264	855	$ 4,315	$ 11,113
Reinvestment of distributions	61	87	1,012	1,028
Shares redeemed	(649)	(1,729)	(10,523)	(22,509)
Net increase (decrease)	(324)	(787)	$ (5,196)	$ (10,368)
Class T
Shares sold	2,295	5,593	$ 38,300	$ 75,113
Reinvestment of distributions	288	387	4,889	4,696
Shares redeemed	(3,777)	(8,015)	(62,622)	(106,238)
Net increase (decrease)	(1,194)	(2,035)	$ (19,433)	$ (26,429)
Class B
Shares sold	37	92	$ 579	$ 1,164
Reinvestment of distributions	3	4	54	43
Shares redeemed	(88)	(341)	(1,398)	(4,276)
Net increase (decrease)	(48)	(245)	$ (765)	$ (3,069)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	76	330	$ 1,238	$ 4,291
Reinvestment of distributions	11	10	176	119
Shares redeemed	(170)	(515)	(2,713)	(6,428)
Net increase (decrease)	(83)	(175)	$ (1,299)	$ (2,018)
Institutional Class
Shares sold	8,469	12,044	$ 138,848	$ 158,122
Reinvestment of distributions	818	979	13,738	11,749
Shares redeemed	(7,333)	(7,282)	(121,187)	(99,736)
Net increase (decrease)	1,954	5,741	$ 31,399	$ 70,135

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OS-USAN-0610
1.784903.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.37%
Actual		$ 1,000.00	$ 1,050.90	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.53%
Actual		$ 1,000.00	$ 1,050.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.13%
Actual		$ 1,000.00	$ 1,047.20	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.12%
Actual		$ 1,000.00	$ 1,047.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,052.80	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.4	2.6
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.0	0.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	2.1
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	1.3	0.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2	1.1
	8.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	28.4
Consumer Discretionary	19.5	14.8
Industrials	10.2	9.6
Information Technology	9.9	7.4
Materials	9.5	9.2
Top Five Countries as of April 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	20.0	22.0
Japan	19.9	14.8
France	9.9	12.4
Germany	7.0	11.3
Switzerland	6.4	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Stocks 98.7%	Stocks 99.7%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 4.6%
AMP Ltd.	878,301	$ 5,039
Aristocrat Leisure Ltd. (d)	1,612,954	6,329
Australia & New Zealand Banking Group Ltd.	138,019	3,056
BHP Billiton Ltd.	210,047	7,676
Commonwealth Bank of Australia	220,106	11,773
National Australia Bank Ltd.	199,582	5,098
Navitas Ltd.	635,200	3,039
Newcrest Mining Ltd.	71,511	2,158
Rio Tinto Ltd.	46,207	3,018
SEEK Ltd.	226,300	1,736
Westfield Group unit	658,686	7,778
TOTAL AUSTRALIA		56,700
Austria - 0.5%
Wienerberger AG (a)	352,040	6,545
Bailiwick of Jersey - 0.9%
Informa PLC	907,098	5,474
WPP PLC	552,437	5,856
TOTAL BAILIWICK OF JERSEY		11,330
Belgium - 1.4%
Ageas (d)	297,300	913
Anheuser-Busch InBev SA NV (d)	281,734	13,669
Hamon & Compagnie International SA	60,300	2,360
TOTAL BELGIUM		16,942
Bermuda - 0.7%
Central European Media Enterprises Ltd. Class A (a)	185,500	6,307
Huabao International Holdings Ltd.	1,892,000	2,187
TOTAL BERMUDA		8,494
Canada - 0.4%
Suncor Energy, Inc.	161,500	5,523
Cayman Islands - 2.2%
Ajisen (China) Holdings Ltd.	3,558,000	3,812
BaWang International (Group) Holding Ltd.	4,552,000	3,351
Bosideng International Holdings Ltd.	18,848,000	5,212
China Dongxiang Group Co. Ltd.	3,317,000	2,251
China High Speed Transmission Equipment Group Co. Ltd.	1,283,000	3,041
Hengdeli Holdings Ltd.	16,442,000	6,856
Peak Sport Products Co. Ltd.	4,009,000	3,054
TOTAL CAYMAN ISLANDS		27,577
Common Stocks - continued
	Shares	Value (000s)
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	11,800	$ 8,134
Home Inns & Hotels Management, Inc. sponsored ADR (a)	66,400	2,314
TOTAL CHINA		10,448
Denmark - 1.4%
Danske Bank AS (a)	61,600	1,608
Novo Nordisk AS:
Series B	19,863	1,634
Series B sponsored ADR	153,200	12,578
William Demant Holding AS (a)	26,100	1,780
TOTAL DENMARK		17,600
Finland - 0.2%
Nokia Corp.	224,190	2,741
France - 9.9%
Atos Origin SA (a)	53,518	2,712
AXA SA (d)	144,258	2,886
AXA SA sponsored ADR (d)	101,800	1,950
BNP Paribas SA (d)	147,222	10,113
Cap Gemini SA	52,900	2,665
Credit Agricole SA	173,300	2,478
Danone (d)	184,422	10,867
Essilor International SA	45,400	2,768
Iliad Group SA	18,000	1,800
Ingenico SA	98,624	2,463
Ipsos SA	58,500	2,239
Laurent-Perrier Group	21,000	1,956
LVMH Moet Hennessy - Louis Vuitton (d)	221,475	25,490
Meetic	33,500	925
Remy Cointreau SA	32,732	1,770
Sanofi-Aventis	32,879	2,243
Sanofi-Aventis sponsored ADR	337,600	11,516
Schneider Electric SA (d)	71,429	8,110
Societe Generale Series A	127,924	6,832
Total SA	161,788	8,803
Total SA sponsored ADR	155,000	8,429
Vallourec SA	18,544	3,694
TOTAL FRANCE		122,709
Germany - 6.5%
Allianz AG (d)	53,958	6,119
BASF AG (d)	75,600	4,405
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG (d)	92,900	$ 5,917
Bayerische Motoren Werke AG (BMW)	241,199	11,866
Deutsche Bank AG	77,000	5,288
Deutsche Bank AG (NY Shares)	25,200	1,731
Deutsche Boerse AG	130,969	10,158
Deutsche Lufthansa AG	173,000	2,877
Deutsche Post AG	183,500	2,975
Deutsche Postbank AG (a)	41,400	1,422
Linde AG (d)	51,641	6,168
Munich Re Group (d)	25,268	3,555
Puma AG	11,423	3,811
SAP AG	103,500	4,911
SAP AG sponsored ADR (d)	83,900	3,981
Siemens AG	63,555	6,206
TOTAL GERMANY		81,390
Greece - 0.3%
Folli Follie SA	89,300	2,055
National Bank of Greece SA (a)	133,300	2,143
TOTAL GREECE		4,198
Hong Kong - 2.5%
Cathay Pacific Airways Ltd.	2,671,000	5,564
Hang Lung Properties Ltd.	1,009,000	3,630
Hang Seng Bank Ltd.	77,200	1,052
Henderson Land Development Co. Ltd.	842,000	5,307
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	50
Hong Kong Exchanges and Clearing Ltd.	386,400	6,314
Hutchison Whampoa Ltd.	720,000	4,941
Wharf Holdings Ltd.	754,000	4,078
TOTAL HONG KONG		30,936
Indonesia - 0.4%
PT Telkomunikasi Indonesia Tbk Series B	5,084,500	4,390
Ireland - 1.1%
CRH PLC	301,862	8,633
Kingspan Group PLC (United Kingdom) (a)	524,700	4,893
TOTAL IRELAND		13,526
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,925
Common Stocks - continued
	Shares	Value (000s)
Italy - 3.4%
Bulgari SpA (d)	390,300	$ 3,244
ENI SpA	206,024	4,605
ENI SpA sponsored ADR	32,000	1,422
Intesa Sanpaolo SpA	2,192,336	7,227
Mediaset SpA	482,600	3,822
Saipem SpA	353,755	13,211
Tod's SpA	27,600	2,025
UniCredit SpA	1,782,294	4,671
Unione di Banche Italiane SCpA	174,755	2,164
TOTAL ITALY		42,391
Japan - 19.9%
Asahi Glass Co. Ltd.	311,000	3,675
Canon, Inc.	139,300	6,372
Canon, Inc. sponsored ADR	103,900	4,746
Citizen Holdings Co. Ltd.	548,100	3,807
Denso Corp.	68,300	1,993
eAccess Ltd.	2,580	2,060
East Japan Railway Co.	47,400	3,171
Fanuc Ltd.	40,700	4,806
Fuji Media Holdings, Inc.	775	1,256
GREE, Inc.	22,900	1,270
Honda Motor Co. Ltd.	133,000	4,501
Hoya Corp.	80,100	2,227
Japan Retail Fund Investment Corp.	2,505	3,376
Japan Tobacco, Inc.	667	2,312
JFE Holdings, Inc.	72,700	2,593
JSR Corp.	81,000	1,654
Keyence Corp.	22,400	5,363
Konica Minolta Holdings, Inc.	76,000	961
Mazda Motor Corp.	3,446,000	10,177
Mitsubishi Corp.	145,600	3,449
Mitsubishi Electric Corp.	750,000	6,685
Mitsubishi Estate Co. Ltd.	335,000	6,040
Mitsubishi UFJ Financial Group, Inc.	2,469,200	12,868
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	506,400	2,618
Mitsui & Co. Ltd.	254,700	3,828
Mizuho Financial Group, Inc.	1,276,800	2,459
MS&AD Insurance Group Holdings, Inc. (a)	97,800	2,811
Murata Manufacturing Co. Ltd.	61,500	3,667
Nintendo Co. Ltd.	18,400	6,181
NKSJ Holdings, Inc. (a)	276,000	2,004
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nomura Holdings, Inc.	857,600	$ 5,928
Nomura Holdings, Inc. sponsored ADR (d)	90,600	624
NSK Ltd.	426,000	3,250
Omron Corp.	389,400	9,108
ORIX Corp.	78,280	7,209
Rakuten, Inc.	7,966	6,182
Ricoh Co. Ltd.	622,000	10,567
Sharp Corp.	303,000	3,925
Shin-Etsu Chemical Co., Ltd.	85,700	4,940
Shiseido Co. Ltd.	92,900	1,948
SMC Corp.	45,700	6,583
SOFTBANK CORP.	234,000	5,234
Sony Corp.	56,600	1,938
Sony Corp. sponsored ADR	45,100	1,543
Sumitomo Corp.	423,000	5,094
Sumitomo Metal Industries Ltd.	1,766,000	4,794
Sumitomo Mitsui Financial Group, Inc.	296,000	9,790
T&D Holdings, Inc.	119,900	3,132
Tokio Marine Holdings, Inc.	82,100	2,444
Tokyo Electron Ltd.	77,300	5,068
Toshiba Corp. (a)	967,000	5,575
Toyota Motor Corp.	259,400	10,023
Toyota Motor Corp. sponsored ADR (d)	139,800	10,777
Yahoo! Japan Corp.	7,527	2,882
TOTAL JAPAN		247,488
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	5,886	4,475
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (a)(d)	176,900	6,869
Netherlands - 2.3%
Aegon NV (a)	212,400	1,486
ASML Holding NV (NY Shares)	98,000	3,201
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	398,910	3,562
sponsored ADR (a)	62,900	558
Koninklijke KPN NV	84,226	1,264
Koninklijke Philips Electronics NV	256,806	8,624
Koninklijke Philips Electronics NV (NY Shares) (d)	100,400	3,347
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Randstad Holdings NV (a)	74,800	$ 3,790
Royal DSM NV	50,354	2,249
TOTAL NETHERLANDS		28,081
Norway - 1.3%
Aker Solutions ASA	304,600	5,091
DnB NOR ASA (d)	287,800	3,407
Petroleum Geo-Services ASA (a)	259,700	3,575
Sevan Marine ASA (a)	301,000	436
StatoilHydro ASA sponsored ADR (d)	174,500	4,218
TOTAL NORWAY		16,727
Papua New Guinea - 0.3%
Lihir Gold Ltd.	1,068,237	3,774
Singapore - 0.3%
United Overseas Bank Ltd.	251,000	3,672
South Africa - 1.8%
Aspen Pharmacare Holdings Ltd. (a)	443,500	5,014
Clicks Group Ltd.	3,064,609	12,841
Impala Platinum Holdings Ltd.	158,500	4,523
TOTAL SOUTH AFRICA		22,378
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	414,359	5,450
Banco Santander SA (d)	974,660	12,333
Banco Santander SA sponsored ADR	89,800	1,108
EDP Renovaveis SA (a)	451,605	3,211
Inditex SA	27,687	1,714
NH Hoteles SA (a)	657,500	3,029
Telefonica SA	382,115	8,650
Telefonica SA sponsored ADR	30,000	2,033
TOTAL SPAIN		37,528
Sweden - 1.5%
Elekta AB (B Shares)	385,300	10,008
H&M Hennes & Mauritz AB (B Shares) (d)	64,240	4,100
Nordea Bank AB	121,200	1,183
Svenska Handelsbanken AB (A Shares) (d)	63,500	1,781
Swedbank AB (A Shares)	125,912	1,356
TOTAL SWEDEN		18,428
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 6.4%
ABB Ltd. (Reg.)	66,380	$ 1,273
Adecco SA (Reg.)	65,786	3,870
Compagnie Financiere Richemont SA Series A	255,659	9,430
Credit Suisse Group sponsored ADR	92,500	4,227
Credit Suisse Group (Reg.)	50,181	2,303
Kuehne & Nagel International AG	24,000	2,512
Nestle SA	36,322	1,777
Roche Holding AG (participation certificate)	151,633	23,942
Swiss Reinsurance Co.	28,450	1,234
The Swatch Group AG (Bearer)	56,890	16,667
UBS AG (a)	206,228	3,195
UBS AG (NY Shares) (a)	313,277	4,831
Zurich Financial Services AG	17,558	3,893
TOTAL SWITZERLAND		79,154
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	710,200	3,335
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,185	2,872
TOTAL TAIWAN		6,207
United Kingdom - 20.0%
Aberdeen Asset Management PLC	1,351,368	2,837
Anglo American PLC:
ADR (a)	289,646	6,097
(United Kingdom) (a)	177,859	7,554
Associated British Foods PLC	217,900	3,347
Aviva PLC	334,000	1,765
Barclays PLC	1,213,540	6,233
Barclays PLC Sponsored ADR	295,000	6,024
BG Group PLC	299,094	5,055
BHP Billiton PLC	475,902	14,528
BlueBay Asset Management	509,900	2,909
BP PLC	423,708	3,695
BP PLC sponsored ADR	146,700	7,650
British Land Co. PLC	614,918	4,366
Cairn Energy PLC (a)	807,000	4,924
Capita Group PLC	358,400	4,371
Centrica PLC	1,810,050	8,129
Debenhams PLC (a)	2,010,500	2,192
GlaxoSmithKline PLC	246,400	4,573
GlaxoSmithKline PLC sponsored ADR	54,000	2,014
Great Portland Estates PLC	573,900	2,747
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hays PLC	1,126,800	$ 1,915
Hikma Pharmaceuticals PLC	142,400	1,361
HSBC Holdings PLC sponsored ADR (d)	579,845	29,514
Imperial Tobacco Group PLC	287,415	8,187
InterContinental Hotel Group PLC	293,995	5,183
Intertek Group PLC	116,200	2,639
ITV PLC (a)	4,242,800	4,352
Johnson Matthey PLC	176,954	4,705
Kesa Electricals PLC	1,888,800	3,589
Legal & General Group PLC	813,369	1,058
Lloyds TSB Group PLC	3,032,699	3,034
M&C Saatchi	773,305	1,063
Man Group PLC	825,945	3,049
Prudential PLC	563,794	4,949
Rio Tinto PLC	119,032	6,054
Rio Tinto PLC sponsored ADR	167,200	8,504
Royal Bank of Scotland Group PLC (a)	1,162,200	951
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	9,745
Class A sponsored ADR	149,000	9,350
Class B	154,200	4,648
Schroders PLC	169,900	3,591
Standard Chartered PLC (United Kingdom)	200,189	5,339
Sthree PLC	190,600	1,061
Vodafone Group PLC	3,334,669	7,388
Vodafone Group PLC sponsored ADR	368,900	8,190
William Hill PLC	1,268,200	3,962
Xstrata PLC	237,400	3,894
TOTAL UNITED KINGDOM		248,285
United States of America - 2.6%
Apple, Inc. (a)	12,300	3,212
Citrix Systems, Inc. (a)	41,200	1,936
Deckers Outdoor Corp. (a)	57,200	8,041
Estee Lauder Companies, Inc. Class A	64,200	4,232
Google, Inc. Class A (a)	13,100	6,883
Philip Morris International, Inc.	70,500	3,460
Scientific Games Corp. Class A (a)	334,900	4,926
TOTAL UNITED STATES OF AMERICA		32,690
TOTAL COMMON STOCKS (Cost $1,104,948)		1,222,121
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
Germany - 0.5%
ProSiebenSat.1 Media AG	191,700	$ 3,607
Volkswagen AG	20,100	1,932
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,562)		5,539
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.21% (b)	8,078,965	8,079
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	152,652,570	152,653
TOTAL MONEY MARKET FUNDS (Cost $160,732)		160,732
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $1,269,242)		1,388,392
NET OTHER ASSETS - (11.6)%		(144,154)
NET ASSETS - 100%		$ 1,244,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	267
Total	$ 278
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 248,285	$ 77,343	$ 170,942	$ -
Japan	247,488	72,267	175,221	-
France	122,709	21,895	100,814	-
Germany	86,929	5,712	81,217	-
Switzerland	79,154	9,058	70,096	-
Australia	56,700	-	56,700	-
Italy	42,391	1,422	40,969	-
Spain	37,528	3,141	34,387	-
United States of America	32,690	32,690	-	-
Other	273,786	81,224	192,562	-
Money Market Funds	160,732	160,732	-	-
Total Investments in Securities:	$ 1,388,392	$ 465,484	$ 922,908	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $311,877,000 of which $84,650,000 and $227,227,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $145,144) - See accompanying schedule: Unaffiliated issuers (cost $1,108,510)	$ 1,227,660
Fidelity Central Funds (cost $160,732)	160,732
Total Investments (cost $1,269,242)		$ 1,388,392
Foreign currency held at value (cost $500)		502
Receivable for investments sold		6,199
Receivable for fund shares sold		9,712
Dividends receivable		5,367
Distributions receivable from Fidelity Central Funds		143
Prepaid expenses		2
Other receivables		235
Total assets		1,410,552

Liabilities
Payable for investments purchased	$ 10,251
Payable for fund shares redeemed	2,023
Accrued management fee	800
Distribution fees payable	198
Other affiliated payables	287
Other payables and accrued expenses	102
Collateral on securities loaned, at value	152,653
Total liabilities		166,314

Net Assets		$ 1,244,238
Net Assets consist of:
Paid in capital		$ 1,407,625
Undistributed net investment income		5,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,527)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,105
Net Assets		$ 1,244,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,981 ÷ 4,248.21 shares)	$ 16.24

Maximum offering price per share (100/94.25 of $16.24)	$ 17.23
Class T: Net Asset Value and redemption price per share ($361,157 ÷ 21,729.65 shares)	$ 16.62

Maximum offering price per share (100/96.50 of $16.62)	$ 17.22
Class B: Net Asset Value and offering price per share ($7,430 ÷ 471.59 shares)A	$ 15.76

Class C: Net Asset Value and offering price per share ($22,491 ÷ 1,410.06 shares)A	$ 15.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($784,179 ÷ 47,512.29 shares)	$ 16.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended April 30, 2010
Investment Income
Dividends		$ 14,512
Income from Fidelity Central Funds		278
		14,790
Less foreign taxes withheld		(1,015)
Total income		13,775

Expenses
Management fee Basic fee	$ 4,507
Performance adjustment	91
Transfer agent fees	1,447
Distribution fees	1,183
Accounting and security lending fees	295
Custodian fees and expenses	89
Independent trustees' compensation	4
Registration fees	53
Audit	45
Legal	4
Miscellaneous	10
Total expenses before reductions	7,728
Expense reductions	(197)	7,531
Net investment income (loss)		6,244
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,843
Foreign currency transactions	(168)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		43,678
Change in net unrealized appreciation (depreciation) on: Investment securities	13,106
Assets and liabilities in foreign currencies	(86)
Total change in net unrealized appreciation (depreciation)		13,020
Net gain (loss)		56,698
Net increase (decrease) in net assets resulting from operations		$ 62,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,244	$ 18,837
Net realized gain (loss)	43,678	(232,788)
Change in net unrealized appreciation (depreciation)	13,020	399,538
Net increase (decrease) in net assets resulting from operations	62,942	185,587
Distributions to shareholders from net investment income	(17,905)	(18,118)
Distributions to shareholders from net realized gain	(2,268)	-
Total distributions	(20,173)	(18,118)
Share transactions - net increase (decrease)	4,706	28,251
Redemption fees	9	29
Total increase (decrease) in net assets	47,484	195,749

Net Assets
Beginning of period	1,196,754	1,001,005
End of period (including undistributed net investment income of $5,035 and undistributed net investment income of $16,696, respectively)	$ 1,244,238	$ 1,196,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36	$ 15.86
Income from Investment Operations
Net investment income (loss) E	.07	.24	.38	.31	.27	.13
Net realized and unrealized gain (loss)	.73	2.12	(11.56)	6.16	3.53	2.47
Total from investment operations	.80	2.36	(11.18)	6.47	3.80	2.60
Distributions from net investment income	(.21)	(.24)	(.33)	(.23)	(.19)	(.04)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.24)	(.24)	(2.11)	(1.29)	(.49)	(.10)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.24	$ 15.68	$ 13.56	$ 26.85	$ 21.67	$ 18.36
Total Return B,C,D	5.09%	17.97%	(45.08)%	31.44%	21.12%	16.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.37% A	1.36%	1.35%	1.17%	1.24%	1.24%
Expenses net of fee waivers, if any	1.37% A	1.36%	1.35%	1.17%	1.24%	1.24%
Expenses net of all reductions	1.34% A	1.33%	1.32%	1.13%	1.17%	1.15%
Net investment income (loss)	.82% A	1.79%	1.83%	1.34%	1.31%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 72	$ 73	$ 147	$ 113	$ 133
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64	$ 16.09
Income from Investment Operations
Net investment income (loss) E	.05	.22	.36	.28	.24	.11
Net realized and unrealized gain (loss)	.76	2.17	(11.82)	6.27	3.59	2.51
Total from investment operations	.81	2.39	(11.46)	6.55	3.83	2.62
Distributions from net investment income	(.19)	(.20)	(.27)	(.19)	(.12)	(.01)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.22)	(.20)	(2.05)	(1.25)	(.42)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.62	$ 16.03	$ 13.84	$ 27.35	$ 22.05	$ 18.64
Total Return B,C,D	5.03%	17.70%	(45.18)%	31.24%	20.92%	16.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.57%	1.51%	1.33%	1.39%	1.36%
Expenses net of fee waivers, if any	1.53% A	1.57%	1.51%	1.33%	1.39%	1.36%
Expenses net of all reductions	1.50% A	1.54%	1.48%	1.30%	1.33%	1.27%
Net investment income (loss)	.66% A	1.58%	1.67%	1.17%	1.15%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 361	$ 367	$ 345	$ 710	$ 602	$ 582
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63	$ 15.26
Income from Investment Operations
Net investment income (loss) E	.01	.13	.22	.12	.10	(.01)
Net realized and unrealized gain (loss)	.71	2.08	(11.14)	5.94	3.40	2.38
Total from investment operations	.72	2.21	(10.92)	6.06	3.50	2.37
Distributions from net investment income	(.09)	(.07)	(.07)	(.02)	(.02)	-
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	-
Total distributions	(.12)	(.07)	(1.85)	(1.08)	(.32)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.76	$ 15.16	$ 13.02	$ 25.79	$ 20.81	$ 17.63
Total Return B,C,D	4.72%	17.09%	(45.50)%	30.45%	20.12%	15.53%
Ratios to Average Net Assets F,H
Expenses before reductions	2.13% A	2.12%	2.10%	1.94%	2.05%	2.04%
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	1.94%	2.05%	2.04%
Expenses net of all reductions	2.09% A	2.08%	2.08%	1.91%	1.99%	1.95%
Net investment income (loss)	.07% A	1.04%	1.07%	.56%	.49%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 10	$ 27	$ 37	$ 47
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95	$ 15.53
Income from Investment Operations
Net investment income (loss) E	.01	.14	.22	.14	.11	- I
Net realized and unrealized gain (loss)	.72	2.09	(11.31)	6.02	3.47	2.42
Total from investment operations	.73	2.23	(11.09)	6.16	3.58	2.42
Distributions from net investment income	(.11)	(.09)	(.13)	(.07)	(.04)	-
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	-
Total distributions	(.14)	(.09)	(1.91)	(1.13)	(.34)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.95	$ 15.36	$ 13.22	$ 26.22	$ 21.19	$ 17.95
Total Return B,C,D	4.72%	17.06%	(45.50)%	30.48%	20.22%	15.58%
Ratios to Average Net Assets F,H
Expenses before reductions	2.12% A	2.11%	2.09%	1.91%	1.98%	2.00%
Expenses net of fee waivers, if any	2.12% A	2.11%	2.09%	1.91%	1.98%	2.00%
Expenses net of all reductions	2.09% A	2.08%	2.07%	1.87%	1.92%	1.90%
Net investment income (loss)	.08% A	1.05%	1.08%	.60%	.56%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 23	$ 22	$ 46	$ 41	$ 38
Portfolio turnover rate G	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64	$ 16.09
Income from Investment Operations
Net investment income (loss) D	.10	.29	.45	.40	.35	.21
Net realized and unrealized gain (loss)	.75	2.14	(11.78)	6.26	3.58	2.50
Total from investment operations	.85	2.43	(11.33)	6.66	3.93	2.71
Distributions from net investment income	(.27)	(.31)	(.41)	(.31)	(.21)	(.10)
Distributions from net realized gain	(.03)	-	(1.78)	(1.06)	(.30)	(.06)
Total distributions	(.30)	(.31)	(2.19)	(1.37)	(.51)	(.16)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 16.50	$ 15.95	$ 13.83	$ 27.35	$ 22.06	$ 18.64
Total Return B,C	5.28%	18.32%	(44.92)%	31.88%	21.55%	16.91%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	1.06%	1.01%	.84%	.87%	.83%
Expenses net of fee waivers, if any	1.01% A	1.06%	1.01%	.84%	.87%	.83%
Expenses net of all reductions	.98% A	1.02%	.98%	.81%	.81%	.73%
Net investment income (loss)	1.18% A	2.10%	2.17%	1.66%	1.67%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 784	$ 727	$ 551	$ 609	$ 354	$ 287
Portfolio turnover rate F	57% A	83%	79%	66%	65%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 201,380
Gross unrealized depreciation	(98,336)
Net unrealized appreciation (depreciation)	$ 103,044
Tax cost	$ 1,285,348

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $349,779 and $371,561, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 89	$ 7
Class T	.25%	.25%	939	18
Class B	.75%	.25%	39	29
Class C	.75%	.25%	116	8
			$ 1,183	$ 62

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	5
Class C*	-**
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115.32
Class T	438.23
Class B	13.32
Class C	37.32
Institutional Class	844.21
	$ 1,447

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were one hundred dollars for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $267.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by thirty seven dollars.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 950	$ 1,238
Class T	4,334	4,849
Class B	45	48
Class C	160	144
Institutional Class	12,416	11,839
Total	$ 17,905	$ 18,118
From net realized gain
Class A	$ 134	$ -
Class T	684	-
Class B	15	-
Class C	44	-
Institutional Class	1,391	-
Total	$ 2,268	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	264	855	$ 4,315	$ 11,113
Reinvestment of distributions	61	87	1,012	1,028
Shares redeemed	(649)	(1,729)	(10,523)	(22,509)
Net increase (decrease)	(324)	(787)	$ (5,196)	$ (10,368)
Class T
Shares sold	2,295	5,593	$ 38,300	$ 75,113
Reinvestment of distributions	288	387	4,889	4,696
Shares redeemed	(3,777)	(8,015)	(62,622)	(106,238)
Net increase (decrease)	(1,194)	(2,035)	$ (19,433)	$ (26,429)
Class B
Shares sold	37	92	$ 579	$ 1,164
Reinvestment of distributions	3	4	54	43
Shares redeemed	(88)	(341)	(1,398)	(4,276)
Net increase (decrease)	(48)	(245)	$ (765)	$ (3,069)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	76	330	$ 1,238	$ 4,291
Reinvestment of distributions	11	10	176	119
Shares redeemed	(170)	(515)	(2,713)	(6,428)
Net increase (decrease)	(83)	(175)	$ (1,299)	$ (2,018)
Institutional Class
Shares sold	8,469	12,044	$ 138,848	$ 158,122
Reinvestment of distributions	818	979	13,738	11,749
Shares redeemed	(7,333)	(7,282)	(121,187)	(99,736)
Net increase (decrease)	1,954	5,741	$ 31,399	$ 70,135

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OSI-USAN-0610
1.784904.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,169.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,167.90	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class B	2.00%
Actual		$ 1,000.00	$ 1,165.40	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,166.00	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,172.10	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.9	3.4
Bank of America Corp.	4.4	3.8
JPMorgan Chase & Co.	4.3	5.1
Chevron Corp.	3.6	3.8
Pfizer, Inc.	3.2	3.8
Occidental Petroleum Corp.	3.1	3.2
Verizon Communications, Inc.	2.6	1.0
Exxon Mobil Corp.	2.3	1.4
Merck & Co., Inc.	2.0	1.6
PNC Financial Services Group, Inc.	1.8	1.3
	32.2
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	27.4
Energy	19.2	19.1
Industrials	11.3	9.3
Health Care	9.7	10.5
Consumer Discretionary	8.7	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 99.5%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.9%	** Foreign investments	11.2%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
Johnson Controls, Inc.	11,300	$ 379,567
Automobiles - 0.2%
Renault SA (a)	2,400	111,205
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	6,987	187,321
Household Durables - 2.6%
KB Home	49,400	915,382
Pulte Group, Inc. (a)	30,030	393,093
Stanley Black & Decker, Inc.	4,972	309,010
		1,617,485
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	10,700	293,608
DIRECTV (a)	3,600	130,428
Time Warner Cable, Inc.	11,867	667,519
Time Warner, Inc.	15,800	522,664
		1,614,219
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	3,400	153,340
Lowe's Companies, Inc.	28,100	762,072
Staples, Inc.	22,200	522,366
		1,437,778
TOTAL CONSUMER DISCRETIONARY		5,347,575
CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	2,844	137,982
Grupo Modelo SAB de CV Series C	31,800	175,422
		313,404
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	15,500	572,415
Kroger Co.	7,700	171,171
Winn-Dixie Stores, Inc. (a)	12,600	158,886
		902,472
Food Products - 1.2%
Bunge Ltd.	3,100	164,145
Nestle SA	7,223	353,444
Ralcorp Holdings, Inc. (a)	3,100	206,305
		723,894
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.9%
Energizer Holdings, Inc. (a)	2,100	$ 128,310
Procter & Gamble Co.	7,298	453,644
		581,954
Tobacco - 0.3%
Philip Morris International, Inc.	3,200	157,056
TOTAL CONSUMER STAPLES		2,678,780
ENERGY - 19.2%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	10,100	502,576
Ensco International Ltd. ADR	5,900	278,362
Halliburton Co.	17,085	523,655
Nabors Industries Ltd. (a)	21,768	469,536
National Oilwell Varco, Inc.	5,464	240,580
Noble Corp.	3,200	126,368
Pride International, Inc. (a)	5,500	166,815
Smith International, Inc.	3,500	167,160
Transocean Ltd. (a)	1,200	86,940
Weatherford International Ltd. (a)	25,000	452,750
		3,014,742
Oil, Gas & Consumable Fuels - 14.3%
Arch Coal, Inc.	8,800	237,600
Chesapeake Energy Corp.	11,900	283,220
Chevron Corp.	26,800	2,182,592
EOG Resources, Inc.	2,000	224,240
Exxon Mobil Corp.	20,620	1,399,067
Marathon Oil Corp.	21,200	681,580
Massey Energy Co.	3,700	135,531
Occidental Petroleum Corp.	21,284	1,887,039
Petrohawk Energy Corp. (a)	16,900	364,871
Plains Exploration & Production Co. (a)	9,000	263,790
Range Resources Corp.	6,200	296,112
Royal Dutch Shell PLC Class B ADR	6,800	412,624
Southwestern Energy Co. (a)	8,500	337,280
		8,705,546
TOTAL ENERGY		11,720,288
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.9%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	5,400	$ 168,102
Charles Schwab Corp.	6,500	125,385
Franklin Resources, Inc.	2,600	300,664
Morgan Stanley	31,400	948,908
Northern Trust Corp.	2,700	148,446
State Street Corp.	6,300	274,050
		1,965,555
Commercial Banks - 9.0%
BB&T Corp.	15,500	515,220
PNC Financial Services Group, Inc.	16,577	1,114,140
Regions Financial Corp.	44,292	391,541
SVB Financial Group (a)	3,900	191,997
U.S. Bancorp, Delaware	9,700	259,669
Wells Fargo & Co.	91,185	3,019,135
		5,491,702
Consumer Finance - 0.9%
Capital One Financial Corp.	13,200	573,012
Diversified Financial Services - 9.8%
Bank of America Corp.	148,920	2,655,244
CME Group, Inc.	1,100	361,251
JPMorgan Chase & Co.	62,240	2,650,179
KKR Financial Holdings LLC	20,600	182,104
Moody's Corp.	4,900	121,128
		5,969,906
Insurance - 3.1%
ACE Ltd.	3,400	180,846
Aegon NV ADR (a)	32,579	228,705
Allstate Corp.	6,915	225,913
Genworth Financial, Inc. Class A (a)	30,100	497,252
Lincoln National Corp.	8,300	253,897
Old Republic International Corp.	9,400	141,094
Unum Group	7,800	190,866
XL Capital Ltd. Class A	9,900	176,220
		1,894,793
Real Estate Investment Trusts - 0.9%
ProLogis Trust	7,100	93,507
Public Storage	2,200	213,202
SL Green Realty Corp.	3,500	217,595
		524,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	36,600	$ 633,912
TOTAL FINANCIALS		17,053,184
HEALTH CARE - 9.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,400	137,664
Biogen Idec, Inc. (a)	3,300	175,725
		313,389
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	2,400	207,672
Covidien PLC	14,075	675,459
Stryker Corp.	2,500	143,600
		1,026,731
Health Care Providers & Services - 1.8%
Aetna, Inc.	9,800	289,590
Brookdale Senior Living, Inc. (a)	11,500	247,250
CIGNA Corp.	7,200	230,832
Humana, Inc. (a)	8,000	365,760
		1,133,432
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,050	113,324
Pharmaceuticals - 5.5%
Merck & Co., Inc.	34,700	1,215,888
Pfizer, Inc.	117,284	1,960,988
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,900	170,317
		3,347,193
TOTAL HEALTH CARE		5,934,069
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.6%
Goodrich Corp.	2,600	192,868
Honeywell International, Inc.	12,840	609,515
Precision Castparts Corp.	1,400	179,676
United Technologies Corp.	7,900	592,105
		1,574,164
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.2%
Masco Corp.	34,650	$ 562,370
Owens Corning (a)	5,800	201,724
		764,094
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	5,100	199,053
Republic Services, Inc.	7,230	224,347
		423,400
Construction & Engineering - 0.7%
Fluor Corp.	5,100	269,484
KBR, Inc.	7,700	170,016
		439,500
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,600	117,546
Regal-Beloit Corp.	3,109	196,706
		314,252
Industrial Conglomerates - 0.5%
Textron, Inc.	14,400	328,896
Machinery - 2.7%
Caterpillar, Inc.	4,400	299,596
Cummins, Inc.	5,633	406,872
Deere & Co.	2,700	161,514
Ingersoll-Rand Co. Ltd.	17,300	639,754
Navistar International Corp. (a)	2,580	124,717
		1,632,453
Road & Rail - 2.2%
CSX Corp.	10,500	588,525
Union Pacific Corp.	9,600	726,336
		1,314,861
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	2,600	105,612
TOTAL INDUSTRIALS		6,897,232
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	19,400	522,248
Juniper Networks, Inc. (a)	5,400	153,414
		675,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	19,950	$ 1,036,802
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc. (a)	5,700	206,682
Arrow Electronics, Inc. (a)	7,500	228,750
Avnet, Inc. (a)	12,900	412,413
Flextronics International Ltd. (a)	23,400	181,350
Tyco Electronics Ltd.	9,675	310,761
		1,339,956
Internet Software & Services - 0.5%
eBay, Inc. (a)	14,000	333,340
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	18,700	257,686
KLA-Tencor Corp.	13,600	463,216
Lam Research Corp. (a)	10,300	417,665
		1,138,567
Software - 0.3%
Microsoft Corp.	7,100	216,834
TOTAL INFORMATION TECHNOLOGY		4,741,161
MATERIALS - 3.6%
Chemicals - 1.6%
Albemarle Corp.	4,600	210,036
Celanese Corp. Class A	4,500	143,955
Clariant AG (Reg.) (a)	9,430	130,114
Dow Chemical Co.	15,700	484,031
		968,136
Construction Materials - 0.4%
HeidelbergCement AG	3,801	235,513
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	7,134	252,829
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	2,400	100,464
ArcelorMittal SA (NY Shares) Class A (a)	4,800	186,384
Commercial Metals Co.	9,500	141,360
Newcrest Mining Ltd.	3,460	104,414
		532,622
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	3,900	$ 193,128
TOTAL MATERIALS		2,182,228
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
Qwest Communications International, Inc.	21,300	111,399
Verizon Communications, Inc.	55,250	1,596,173
		1,707,572
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	101,455	431,184
TOTAL TELECOMMUNICATION SERVICES		2,138,756
UTILITIES - 3.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	11,100	380,730
Entergy Corp.	4,200	341,418
FirstEnergy Corp.	8,100	306,747
		1,028,895
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	7,000	80,780
Constellation Energy Group, Inc.	5,500	194,425
		275,205
Multi-Utilities - 1.4%
Alliant Energy Corp.	6,800	232,560
CMS Energy Corp.	15,700	255,282
PG&E Corp.	8,100	354,780
		842,622
TOTAL UTILITIES		2,146,722
TOTAL COMMON STOCKS (Cost $58,403,063)		60,839,995
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b) (Cost $723,597)	723,597	$ 723,597
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $59,126,660)		61,563,592
NET OTHER ASSETS - (0.7)%		(412,930)
NET ASSETS - 100%		$ 61,150,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233
Fidelity Securities Lending Cash Central Fund	463
Total	$ 696
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,347,575	$ 5,236,370	$ 111,205	$ -
Consumer Staples	2,678,780	2,187,354	491,426	-
Energy	11,720,288	11,720,288	-	-
Financials	17,053,184	17,053,184	-	-
Health Care	5,934,069	5,934,069	-	-
Industrials	6,897,232	6,897,232	-	-
Information Technology	4,741,161	4,741,161	-	-
Materials	2,182,228	1,712,187	470,041	-
Telecommunication Services	2,138,756	2,138,756	-	-
Utilities	2,146,722	2,146,722	-	-
Money Market Funds	723,597	723,597	-	-
Total Investments in Securities:	$ 61,563,592	$ 60,490,920	$ 1,072,672	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $37,200,905 of which $22,389,219 and $14,811,686 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $58,403,063)	$ 60,839,995
Fidelity Central Funds (cost $723,597)	723,597
Total Investments (cost $59,126,660)		$ 61,563,592
Receivable for fund shares sold		18,480
Dividends receivable		60,271
Distributions receivable from Fidelity Central Funds		167
Prepaid expenses		100
Receivable from investment adviser for expense reductions		1,197
Other receivables		709
Total assets		61,644,516

Liabilities
Payable for investments purchased	$ 238,294
Payable for fund shares redeemed	139,183
Accrued management fee	22,063
Distribution fees payable	21,197
Other affiliated payables	16,454
Other payables and accrued expenses	56,663
Total liabilities		493,854

Net Assets		$ 61,150,662
Net Assets consist of:
Paid in capital		$ 95,378,916
Undistributed net investment income		29,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,663,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,405,689
Net Assets		$ 61,150,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,889,566 ÷ 2,961,497 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($21,203,622 ÷ 1,974,118 shares)	$ 10.74

Maximum offering price per share (100/96.50 of $10.74)	$ 11.13
Class B: Net Asset Value and offering price per share ($2,042,156 ÷ 191,325 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($4,514,575 ÷ 426,010 shares)A	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,500,743 ÷ 138,625 shares)	$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 519,476
Interest		1
Income from Fidelity Central Funds		696
Total income		520,173

Expenses
Management fee Basic fee	$ 166,672
Performance adjustment	(35,213)
Transfer agent fees	90,627
Distribution fees	122,757
Accounting and security lending fees	11,684
Custodian fees and expenses	7,731
Independent trustees' compensation	165
Registration fees	32,828
Audit	26,686
Legal	174
Miscellaneous	424
Total expenses before reductions	424,535
Expense reductions	(5,493)	419,042
Net investment income (loss)		101,131
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,283,757
Foreign currency transactions	(753)
Total net realized gain (loss)		2,283,004
Change in net unrealized appreciation (depreciation) on: Investment securities	6,902,875
Assets and liabilities in foreign currencies	(383)
Total change in net unrealized appreciation (depreciation)		6,902,492
Net gain (loss)		9,185,496
Net increase (decrease) in net assets resulting from operations		$ 9,286,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,131	$ 533,586
Net realized gain (loss)	2,283,004	(14,320,559)
Change in net unrealized appreciation (depreciation)	6,902,492	18,267,263
Net increase (decrease) in net assets resulting from operations	9,286,627	4,480,290
Distributions to shareholders from net investment income	(478,174)	(1,108,886)
Distributions to shareholders from net realized gain	(30,375)	-
Total distributions	(508,549)	(1,108,886)
Share transactions - net increase (decrease)	(5,283,674)	(13,293,951)
Total increase (decrease) in net assets	3,494,404	(9,922,547)

Net Assets
Beginning of period	57,656,258	67,578,805
End of period (including undistributed net investment income of $29,402 and undistributed net investment income of $406,445, respectively)	$ 61,150,662	$ 57,656,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70
Income from Investment Operations
Net investment income (loss) E	.03	.09	.16	.13	.08	.06
Net realized and unrealized gain (loss)	1.54	.75	(7.09)	1.99	2.15	1.51
Total from investment operations	1.57	.84	(6.93)	2.12	2.23	1.57
Distributions from net investment income	(.09)	(.17)	(.12)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.10) J	(.17)	(.84)I	(.80)	(.37)	(.05)
Net asset value, end of period	$ 10.77	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22
Total Return B, C, D	16.97%	10.13%	(44.43)%	14.64%	17.20%	13.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.25%	1.26%	1.28%	1.41%	1.50%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.30%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.50% A	1.10%	1.21%	.85%	.54%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,890	$ 28,585	$ 34,864	$ 67,434	$ 15,398	$ 7,121
Portfolio turnover rate G	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

J Total distributions of $.098 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.09	.04	.03
Net realized and unrealized gain (loss)	1.54	.75	(7.06)	1.97	2.15	1.48
Total from investment operations	1.55	.82	(6.93)	2.06	2.19	1.51
Distributions from net investment income	(.07)	(.13)	(.07)	(.04)	(.01)	(.03)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.08) J	(.13)	(.79)I	(.75)	(.34)	(.04)
Net asset value, end of period	$ 10.74	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14
Total Return B, C, D	16.79%	9.90%	(44.57)%	14.31%	16.93%	12.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.50%	1.49%	1.53%	1.65%	1.72%
Expenses net of fee waivers, if any	1.49% A	1.50%	1.49%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.48% A	1.49%	1.49%	1.49%	1.49%	1.51%
Net investment income (loss)	.26% A	.85%	.97%	.60%	.29%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,204	$ 20,652	$ 22,720	$ 50,998	$ 30,607	$ 21,580
Portfolio turnover rate G	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

J Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.06	.01	(.03)	(.03)
Net realized and unrealized gain (loss)	1.53	.74	(6.96)	1.95	2.13	1.46
Total from investment operations	1.52	.77	(6.90)	1.96	2.10	1.43
Distributions from net investment income	(.02)	(.06)	-	-	-	(.02)
Distributions from net realized gain	(.01)	-	(.70)	(.70)	(.28)	(.01)
Total distributions	(.03) J	(.06)	(.70) I	(.70)	(.28)	(.03)
Net asset value, end of period	$ 10.67	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99
Total Return B, C, D	16.54%	9.19%	(44.80)%	13.74%	16.38%	12.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	2.00%	2.03%	2.10%	2.23%	2.31%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	2.00%A	2.00%	2.00%	1.99%	1.99%	2.01%
Net investment income (loss)	(.25)%A	.35%	.45%	.10%	(.21)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,042	$ 1,989	$ 2,615	$ 6,734	$ 5,734	$ 4,240
Portfolio turnover rate G	51%A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

J Total distributions of $.026 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.06	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	1.52	.73	(6.95)	1.93	2.13	1.47
Total from investment operations	1.51	.76	(6.89)	1.95	2.10	1.44
Distributions from net investment income	(.02)	(.09)	-	-	-	(.02)
Distributions from net realized gain	(.01)	-	(.71)	(.71)	(.29)	(.01)
Total distributions	(.02) J	(.09)	(.71) I	(.71)	(.29)	(.03)
Net asset value, end of period	$ 10.60	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99
Total Return B, C, D	16.60%	9.28%	(44.84)%	13.69%	16.38%	12.45%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.01%	2.03%	2.09%	2.22%	2.30%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	2.00%A	2.00%	2.00%	1.99%	1.99%	2.01%
Net investment income (loss)	(.25)%A	.35%	.45%	.10%	(.21)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,515	$ 4,088	$ 5,358	$ 9,718	$ 7,004	$ 3,892
Portfolio turnover rate G	51%A	56%	74%	76%	91%	86%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75
Income from Investment Operations
Net investment income (loss) D	.04	.11	.20	.17	.11	.09
Net realized and unrealized gain (loss)	1.56	.74	(7.13)	1.99	2.18	1.49
Total from investment operations	1.60	.85	(6.93)	2.16	2.29	1.58
Distributions from net investment income	(.11)	(.20)	(.15)	(.11)	(.07)	(.04)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.12) I	(.20)	(.88) H	(.82)	(.40)	(.05)
Net asset value, end of period	$ 10.83	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28
Total Return B, C	17.21%	10.26%	(44.24)%	14.89%	17.58%	13.47%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.00%	.98%	1.00%	1.04%	1.14%
Expenses net of fee waivers, if any	1.00% A	1.00%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	1.00% A	1.00%	.97%	.99%	.99%	1.02%
Net investment income (loss)	.74% A	1.35%	1.48%	1.10%	.79%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,501	$ 2,341	$ 2,021	$ 6,833	$ 2,201	$ 1,857
Portfolio turnover rate F	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

I Total distributions of $.117 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,216,694
Gross unrealized depreciation	(7,438,675)
Net unrealized appreciation (depreciation)	$ 778,019

Tax cost	$ 60,785,573

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,001,327 and $20,707,537, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in May 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 38,245	$ 517
Class T	.25%	.25%	52,534	479
Class B	.75%	.25%	10,087	7,589
Class C	.75%	.25%	21,891	2,891
			$ 122,757	$ 11,476

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,421
Class T	595
Class B*	1,889
Class C*	66
$ 3,971

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 48,036.31
Class T	29,539.28
Class B	3,262.32
Class C	7,061.32
Institutional Class	2,729.32
	$ 90,627

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $701 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $120 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $463.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 2,904
Class B	2.00%	297
Class C	2.00%	540
Institutional Class	1.00%	333
		$ 4,074

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,419 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 284,681	$ 651,492
Class T	160,619	331,626
Class B	4,372	16,855
Class C	6,593	58,115
Institutional Class	21,909	50,798
Total	$ 478,174	$ 1,108,886
From net realized gain
Class A	$ 15,305	$ -
Class T	10,853	-
Class B	1,041	-
Class C	2,198	-
Institutional Class	978	-
Total	$ 30,375	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	227,505	726,745	$ 2,313,798	$ 5,639,090
Reinvestment of distributions	29,667	83,555	290,443	628,332
Shares redeemed	(370,835)	(1,774,132)	(3,754,959)	(14,305,593)
Net increase (decrease)	(113,663)	(963,832)	$ (1,150,718)	$ (8,038,171)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class T
Shares sold	81,389	296,628	$ 830,658	$ 2,194,950
Reinvestment of distributions	17,388	43,233	169,877	324,683
Shares redeemed	(353,660)	(757,445)	(3,578,434)	(5,709,688)
Net increase (decrease)	(254,883)	(417,584)	$ (2,577,899)	$ (3,190,055)
Class B
Shares sold	13,761	27,365	$ 142,082	$ 212,586
Reinvestment of distributions	524	2,093	5,094	15,659
Shares redeemed	(39,619)	(121,572)	(396,883)	(906,818)
Net increase (decrease)	(25,334)	(92,114)	$ (249,707)	$ (678,573)
Class C
Shares sold	42,761	121,314	$ 426,518	$ 940,578
Reinvestment of distributions	834	6,675	8,059	49,531
Shares redeemed	(66,300)	(313,856)	(667,635)	(2,497,490)
Net increase (decrease)	(22,705)	(185,867)	$ (233,058)	$ (1,507,381)
Institutional Class
Shares sold	16,940	112,130	$ 172,697	$ 872,885
Reinvestment of distributions	2,223	6,216	21,848	46,931
Shares redeemed	(130,914)	(100,375)	(1,266,837)	(799,587)
Net increase (decrease)	(111,751)	17,971	$ (1,072,292)	$ 120,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments
(Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0610
1.800655.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,169.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.49%
Actual		$ 1,000.00	$ 1,167.90	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class B	2.00%
Actual		$ 1,000.00	$ 1,165.40	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,166.00	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,172.10	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.9	3.4
Bank of America Corp.	4.4	3.8
JPMorgan Chase & Co.	4.3	5.1
Chevron Corp.	3.6	3.8
Pfizer, Inc.	3.2	3.8
Occidental Petroleum Corp.	3.1	3.2
Verizon Communications, Inc.	2.6	1.0
Exxon Mobil Corp.	2.3	1.4
Merck & Co., Inc.	2.0	1.6
PNC Financial Services Group, Inc.	1.8	1.3
	32.2
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	27.4
Energy	19.2	19.1
Industrials	11.3	9.3
Health Care	9.7	10.5
Consumer Discretionary	8.7	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 99.5%		Stocks 99.4%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.9%	** Foreign investments	11.2%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
Johnson Controls, Inc.	11,300	$ 379,567
Automobiles - 0.2%
Renault SA (a)	2,400	111,205
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	6,987	187,321
Household Durables - 2.6%
KB Home	49,400	915,382
Pulte Group, Inc. (a)	30,030	393,093
Stanley Black & Decker, Inc.	4,972	309,010
		1,617,485
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	10,700	293,608
DIRECTV (a)	3,600	130,428
Time Warner Cable, Inc.	11,867	667,519
Time Warner, Inc.	15,800	522,664
		1,614,219
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	3,400	153,340
Lowe's Companies, Inc.	28,100	762,072
Staples, Inc.	22,200	522,366
		1,437,778
TOTAL CONSUMER DISCRETIONARY		5,347,575
CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	2,844	137,982
Grupo Modelo SAB de CV Series C	31,800	175,422
		313,404
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	15,500	572,415
Kroger Co.	7,700	171,171
Winn-Dixie Stores, Inc. (a)	12,600	158,886
		902,472
Food Products - 1.2%
Bunge Ltd.	3,100	164,145
Nestle SA	7,223	353,444
Ralcorp Holdings, Inc. (a)	3,100	206,305
		723,894
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.9%
Energizer Holdings, Inc. (a)	2,100	$ 128,310
Procter & Gamble Co.	7,298	453,644
		581,954
Tobacco - 0.3%
Philip Morris International, Inc.	3,200	157,056
TOTAL CONSUMER STAPLES		2,678,780
ENERGY - 19.2%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	10,100	502,576
Ensco International Ltd. ADR	5,900	278,362
Halliburton Co.	17,085	523,655
Nabors Industries Ltd. (a)	21,768	469,536
National Oilwell Varco, Inc.	5,464	240,580
Noble Corp.	3,200	126,368
Pride International, Inc. (a)	5,500	166,815
Smith International, Inc.	3,500	167,160
Transocean Ltd. (a)	1,200	86,940
Weatherford International Ltd. (a)	25,000	452,750
		3,014,742
Oil, Gas & Consumable Fuels - 14.3%
Arch Coal, Inc.	8,800	237,600
Chesapeake Energy Corp.	11,900	283,220
Chevron Corp.	26,800	2,182,592
EOG Resources, Inc.	2,000	224,240
Exxon Mobil Corp.	20,620	1,399,067
Marathon Oil Corp.	21,200	681,580
Massey Energy Co.	3,700	135,531
Occidental Petroleum Corp.	21,284	1,887,039
Petrohawk Energy Corp. (a)	16,900	364,871
Plains Exploration & Production Co. (a)	9,000	263,790
Range Resources Corp.	6,200	296,112
Royal Dutch Shell PLC Class B ADR	6,800	412,624
Southwestern Energy Co. (a)	8,500	337,280
		8,705,546
TOTAL ENERGY		11,720,288
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.9%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	5,400	$ 168,102
Charles Schwab Corp.	6,500	125,385
Franklin Resources, Inc.	2,600	300,664
Morgan Stanley	31,400	948,908
Northern Trust Corp.	2,700	148,446
State Street Corp.	6,300	274,050
		1,965,555
Commercial Banks - 9.0%
BB&T Corp.	15,500	515,220
PNC Financial Services Group, Inc.	16,577	1,114,140
Regions Financial Corp.	44,292	391,541
SVB Financial Group (a)	3,900	191,997
U.S. Bancorp, Delaware	9,700	259,669
Wells Fargo & Co.	91,185	3,019,135
		5,491,702
Consumer Finance - 0.9%
Capital One Financial Corp.	13,200	573,012
Diversified Financial Services - 9.8%
Bank of America Corp.	148,920	2,655,244
CME Group, Inc.	1,100	361,251
JPMorgan Chase & Co.	62,240	2,650,179
KKR Financial Holdings LLC	20,600	182,104
Moody's Corp.	4,900	121,128
		5,969,906
Insurance - 3.1%
ACE Ltd.	3,400	180,846
Aegon NV ADR (a)	32,579	228,705
Allstate Corp.	6,915	225,913
Genworth Financial, Inc. Class A (a)	30,100	497,252
Lincoln National Corp.	8,300	253,897
Old Republic International Corp.	9,400	141,094
Unum Group	7,800	190,866
XL Capital Ltd. Class A	9,900	176,220
		1,894,793
Real Estate Investment Trusts - 0.9%
ProLogis Trust	7,100	93,507
Public Storage	2,200	213,202
SL Green Realty Corp.	3,500	217,595
		524,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	36,600	$ 633,912
TOTAL FINANCIALS		17,053,184
HEALTH CARE - 9.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,400	137,664
Biogen Idec, Inc. (a)	3,300	175,725
		313,389
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	2,400	207,672
Covidien PLC	14,075	675,459
Stryker Corp.	2,500	143,600
		1,026,731
Health Care Providers & Services - 1.8%
Aetna, Inc.	9,800	289,590
Brookdale Senior Living, Inc. (a)	11,500	247,250
CIGNA Corp.	7,200	230,832
Humana, Inc. (a)	8,000	365,760
		1,133,432
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,050	113,324
Pharmaceuticals - 5.5%
Merck & Co., Inc.	34,700	1,215,888
Pfizer, Inc.	117,284	1,960,988
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,900	170,317
		3,347,193
TOTAL HEALTH CARE		5,934,069
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.6%
Goodrich Corp.	2,600	192,868
Honeywell International, Inc.	12,840	609,515
Precision Castparts Corp.	1,400	179,676
United Technologies Corp.	7,900	592,105
		1,574,164
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.2%
Masco Corp.	34,650	$ 562,370
Owens Corning (a)	5,800	201,724
		764,094
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	5,100	199,053
Republic Services, Inc.	7,230	224,347
		423,400
Construction & Engineering - 0.7%
Fluor Corp.	5,100	269,484
KBR, Inc.	7,700	170,016
		439,500
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,600	117,546
Regal-Beloit Corp.	3,109	196,706
		314,252
Industrial Conglomerates - 0.5%
Textron, Inc.	14,400	328,896
Machinery - 2.7%
Caterpillar, Inc.	4,400	299,596
Cummins, Inc.	5,633	406,872
Deere & Co.	2,700	161,514
Ingersoll-Rand Co. Ltd.	17,300	639,754
Navistar International Corp. (a)	2,580	124,717
		1,632,453
Road & Rail - 2.2%
CSX Corp.	10,500	588,525
Union Pacific Corp.	9,600	726,336
		1,314,861
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	2,600	105,612
TOTAL INDUSTRIALS		6,897,232
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	19,400	522,248
Juniper Networks, Inc. (a)	5,400	153,414
		675,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	19,950	$ 1,036,802
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc. (a)	5,700	206,682
Arrow Electronics, Inc. (a)	7,500	228,750
Avnet, Inc. (a)	12,900	412,413
Flextronics International Ltd. (a)	23,400	181,350
Tyco Electronics Ltd.	9,675	310,761
		1,339,956
Internet Software & Services - 0.5%
eBay, Inc. (a)	14,000	333,340
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	18,700	257,686
KLA-Tencor Corp.	13,600	463,216
Lam Research Corp. (a)	10,300	417,665
		1,138,567
Software - 0.3%
Microsoft Corp.	7,100	216,834
TOTAL INFORMATION TECHNOLOGY		4,741,161
MATERIALS - 3.6%
Chemicals - 1.6%
Albemarle Corp.	4,600	210,036
Celanese Corp. Class A	4,500	143,955
Clariant AG (Reg.) (a)	9,430	130,114
Dow Chemical Co.	15,700	484,031
		968,136
Construction Materials - 0.4%
HeidelbergCement AG	3,801	235,513
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	7,134	252,829
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	2,400	100,464
ArcelorMittal SA (NY Shares) Class A (a)	4,800	186,384
Commercial Metals Co.	9,500	141,360
Newcrest Mining Ltd.	3,460	104,414
		532,622
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	3,900	$ 193,128
TOTAL MATERIALS		2,182,228
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
Qwest Communications International, Inc.	21,300	111,399
Verizon Communications, Inc.	55,250	1,596,173
		1,707,572
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	101,455	431,184
TOTAL TELECOMMUNICATION SERVICES		2,138,756
UTILITIES - 3.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	11,100	380,730
Entergy Corp.	4,200	341,418
FirstEnergy Corp.	8,100	306,747
		1,028,895
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	7,000	80,780
Constellation Energy Group, Inc.	5,500	194,425
		275,205
Multi-Utilities - 1.4%
Alliant Energy Corp.	6,800	232,560
CMS Energy Corp.	15,700	255,282
PG&E Corp.	8,100	354,780
		842,622
TOTAL UTILITIES		2,146,722
TOTAL COMMON STOCKS (Cost $58,403,063)		60,839,995
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b) (Cost $723,597)	723,597	$ 723,597
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $59,126,660)		61,563,592
NET OTHER ASSETS - (0.7)%		(412,930)
NET ASSETS - 100%		$ 61,150,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233
Fidelity Securities Lending Cash Central Fund	463
Total	$ 696
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,347,575	$ 5,236,370	$ 111,205	$ -
Consumer Staples	2,678,780	2,187,354	491,426	-
Energy	11,720,288	11,720,288	-	-
Financials	17,053,184	17,053,184	-	-
Health Care	5,934,069	5,934,069	-	-
Industrials	6,897,232	6,897,232	-	-
Information Technology	4,741,161	4,741,161	-	-
Materials	2,182,228	1,712,187	470,041	-
Telecommunication Services	2,138,756	2,138,756	-	-
Utilities	2,146,722	2,146,722	-	-
Money Market Funds	723,597	723,597	-	-
Total Investments in Securities:	$ 61,563,592	$ 60,490,920	$ 1,072,672	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $37,200,905 of which $22,389,219 and $14,811,686 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $58,403,063)	$ 60,839,995
Fidelity Central Funds (cost $723,597)	723,597
Total Investments (cost $59,126,660)		$ 61,563,592
Receivable for fund shares sold		18,480
Dividends receivable		60,271
Distributions receivable from Fidelity Central Funds		167
Prepaid expenses		100
Receivable from investment adviser for expense reductions		1,197
Other receivables		709
Total assets		61,644,516

Liabilities
Payable for investments purchased	$ 238,294
Payable for fund shares redeemed	139,183
Accrued management fee	22,063
Distribution fees payable	21,197
Other affiliated payables	16,454
Other payables and accrued expenses	56,663
Total liabilities		493,854

Net Assets		$ 61,150,662
Net Assets consist of:
Paid in capital		$ 95,378,916
Undistributed net investment income		29,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,663,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,405,689
Net Assets		$ 61,150,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,889,566 ÷ 2,961,497 shares)	$ 10.77

Maximum offering price per share (100/94.25 of $10.77)	$ 11.43
Class T: Net Asset Value and redemption price per share ($21,203,622 ÷ 1,974,118 shares)	$ 10.74

Maximum offering price per share (100/96.50 of $10.74)	$ 11.13
Class B: Net Asset Value and offering price per share ($2,042,156 ÷ 191,325 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($4,514,575 ÷ 426,010 shares)A	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,500,743 ÷ 138,625 shares)	$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 519,476
Interest		1
Income from Fidelity Central Funds		696
Total income		520,173

Expenses
Management fee Basic fee	$ 166,672
Performance adjustment	(35,213)
Transfer agent fees	90,627
Distribution fees	122,757
Accounting and security lending fees	11,684
Custodian fees and expenses	7,731
Independent trustees' compensation	165
Registration fees	32,828
Audit	26,686
Legal	174
Miscellaneous	424
Total expenses before reductions	424,535
Expense reductions	(5,493)	419,042
Net investment income (loss)		101,131
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,283,757
Foreign currency transactions	(753)
Total net realized gain (loss)		2,283,004
Change in net unrealized appreciation (depreciation) on: Investment securities	6,902,875
Assets and liabilities in foreign currencies	(383)
Total change in net unrealized appreciation (depreciation)		6,902,492
Net gain (loss)		9,185,496
Net increase (decrease) in net assets resulting from operations		$ 9,286,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,131	$ 533,586
Net realized gain (loss)	2,283,004	(14,320,559)
Change in net unrealized appreciation (depreciation)	6,902,492	18,267,263
Net increase (decrease) in net assets resulting from operations	9,286,627	4,480,290
Distributions to shareholders from net investment income	(478,174)	(1,108,886)
Distributions to shareholders from net realized gain	(30,375)	-
Total distributions	(508,549)	(1,108,886)
Share transactions - net increase (decrease)	(5,283,674)	(13,293,951)
Total increase (decrease) in net assets	3,494,404	(9,922,547)

Net Assets
Beginning of period	57,656,258	67,578,805
End of period (including undistributed net investment income of $29,402 and undistributed net investment income of $406,445, respectively)	$ 61,150,662	$ 57,656,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22	$ 11.70
Income from Investment Operations
Net investment income (loss) E	.03	.09	.16	.13	.08	.06
Net realized and unrealized gain (loss)	1.54	.75	(7.09)	1.99	2.15	1.51
Total from investment operations	1.57	.84	(6.93)	2.12	2.23	1.57
Distributions from net investment income	(.09)	(.17)	(.12)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.10) J	(.17)	(.84)I	(.80)	(.37)	(.05)
Net asset value, end of period	$ 10.77	$ 9.30	$ 8.63	$ 16.40	$ 15.08	$ 13.22
Total Return B, C, D	16.97%	10.13%	(44.43)%	14.64%	17.20%	13.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.25%	1.26%	1.28%	1.41%	1.50%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.30%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.50% A	1.10%	1.21%	.85%	.54%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,890	$ 28,585	$ 34,864	$ 67,434	$ 15,398	$ 7,121
Portfolio turnover rate G	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

J Total distributions of $.098 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14	$ 11.67
Income from Investment Operations
Net investment income (loss) E	.01	.07	.13	.09	.04	.03
Net realized and unrealized gain (loss)	1.54	.75	(7.06)	1.97	2.15	1.48
Total from investment operations	1.55	.82	(6.93)	2.06	2.19	1.51
Distributions from net investment income	(.07)	(.13)	(.07)	(.04)	(.01)	(.03)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.08) J	(.13)	(.79)I	(.75)	(.34)	(.04)
Net asset value, end of period	$ 10.74	$ 9.27	$ 8.58	$ 16.30	$ 14.99	$ 13.14
Total Return B, C, D	16.79%	9.90%	(44.57)%	14.31%	16.93%	12.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.50%	1.49%	1.53%	1.65%	1.72%
Expenses net of fee waivers, if any	1.49% A	1.50%	1.49%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.48% A	1.49%	1.49%	1.49%	1.49%	1.51%
Net investment income (loss)	.26% A	.85%	.97%	.60%	.29%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,204	$ 20,652	$ 22,720	$ 50,998	$ 30,607	$ 21,580
Portfolio turnover rate G	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

J Total distributions of $.079 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99	$ 11.59
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.06	.01	(.03)	(.03)
Net realized and unrealized gain (loss)	1.53	.74	(6.96)	1.95	2.13	1.46
Total from investment operations	1.52	.77	(6.90)	1.96	2.10	1.43
Distributions from net investment income	(.02)	(.06)	-	-	-	(.02)
Distributions from net realized gain	(.01)	-	(.70)	(.70)	(.28)	(.01)
Total distributions	(.03) J	(.06)	(.70) I	(.70)	(.28)	(.03)
Net asset value, end of period	$ 10.67	$ 9.18	$ 8.47	$ 16.07	$ 14.81	$ 12.99
Total Return B, C, D	16.54%	9.19%	(44.80)%	13.74%	16.38%	12.35%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	2.00%	2.03%	2.10%	2.23%	2.31%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	2.00%A	2.00%	2.00%	1.99%	1.99%	2.01%
Net investment income (loss)	(.25)%A	.35%	.45%	.10%	(.21)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,042	$ 1,989	$ 2,615	$ 6,734	$ 5,734	$ 4,240
Portfolio turnover rate G	51%A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

J Total distributions of $.026 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99	$ 11.58
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.06	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	1.52	.73	(6.95)	1.93	2.13	1.47
Total from investment operations	1.51	.76	(6.89)	1.95	2.10	1.44
Distributions from net investment income	(.02)	(.09)	-	-	-	(.02)
Distributions from net realized gain	(.01)	-	(.71)	(.71)	(.29)	(.01)
Total distributions	(.02) J	(.09)	(.71) I	(.71)	(.29)	(.03)
Net asset value, end of period	$ 10.60	$ 9.11	$ 8.44	$ 16.04	$ 14.80	$ 12.99
Total Return B, C, D	16.60%	9.28%	(44.84)%	13.69%	16.38%	12.45%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.01%	2.03%	2.09%	2.22%	2.30%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	2.00%A	2.00%	2.00%	1.99%	1.99%	2.01%
Net investment income (loss)	(.25)%A	.35%	.45%	.10%	(.21)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,515	$ 4,088	$ 5,358	$ 9,718	$ 7,004	$ 3,892
Portfolio turnover rate G	51%A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

J Total distributions of $.020 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28	$ 11.75
Income from Investment Operations
Net investment income (loss) D	.04	.11	.20	.17	.11	.09
Net realized and unrealized gain (loss)	1.56	.74	(7.13)	1.99	2.18	1.49
Total from investment operations	1.60	.85	(6.93)	2.16	2.29	1.58
Distributions from net investment income	(.11)	(.20)	(.15)	(.11)	(.07)	(.04)
Distributions from net realized gain	(.01)	-	(.72)	(.71)	(.33)	(.01)
Total distributions	(.12) I	(.20)	(.88) H	(.82)	(.40)	(.05)
Net asset value, end of period	$ 10.83	$ 9.35	$ 8.70	$ 16.51	$ 15.17	$ 13.28
Total Return B, C	17.21%	10.26%	(44.24)%	14.89%	17.58%	13.47%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.00%	.98%	1.00%	1.04%	1.14%
Expenses net of fee waivers, if any	1.00% A	1.00%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	1.00% A	1.00%	.97%	.99%	.99%	1.02%
Net investment income (loss)	.74% A	1.35%	1.48%	1.10%	.79%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,501	$ 2,341	$ 2,021	$ 6,833	$ 2,201	$ 1,857
Portfolio turnover rate F	51% A	56%	74%	76%	91%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

I Total distributions of $.117 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,216,694
Gross unrealized depreciation	(7,438,675)
Net unrealized appreciation (depreciation)	$ 778,019

Tax cost	$ 60,785,573

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,001,327 and $20,707,537, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in May 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 38,245	$ 517
Class T	.25%	.25%	52,534	479
Class B	.75%	.25%	10,087	7,589
Class C	.75%	.25%	21,891	2,891
			$ 122,757	$ 11,476

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,421
Class T	595
Class B*	1,889
Class C*	66
$ 3,971

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 48,036.31
Class T	29,539.28
Class B	3,262.32
Class C	7,061.32
Institutional Class	2,729.32
	$ 90,627

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $701 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $120 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $463.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 2,904
Class B	2.00%	297
Class C	2.00%	540
Institutional Class	1.00%	333
		$ 4,074

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,419 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 284,681	$ 651,492
Class T	160,619	331,626
Class B	4,372	16,855
Class C	6,593	58,115
Institutional Class	21,909	50,798
Total	$ 478,174	$ 1,108,886
From net realized gain
Class A	$ 15,305	$ -
Class T	10,853	-
Class B	1,041	-
Class C	2,198	-
Institutional Class	978	-
Total	$ 30,375	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	227,505	726,745	$ 2,313,798	$ 5,639,090
Reinvestment of distributions	29,667	83,555	290,443	628,332
Shares redeemed	(370,835)	(1,774,132)	(3,754,959)	(14,305,593)
Net increase (decrease)	(113,663)	(963,832)	$ (1,150,718)	$ (8,038,171)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class T
Shares sold	81,389	296,628	$ 830,658	$ 2,194,950
Reinvestment of distributions	17,388	43,233	169,877	324,683
Shares redeemed	(353,660)	(757,445)	(3,578,434)	(5,709,688)
Net increase (decrease)	(254,883)	(417,584)	$ (2,577,899)	$ (3,190,055)
Class B
Shares sold	13,761	27,365	$ 142,082	$ 212,586
Reinvestment of distributions	524	2,093	5,094	15,659
Shares redeemed	(39,619)	(121,572)	(396,883)	(906,818)
Net increase (decrease)	(25,334)	(92,114)	$ (249,707)	$ (678,573)
Class C
Shares sold	42,761	121,314	$ 426,518	$ 940,578
Reinvestment of distributions	834	6,675	8,059	49,531
Shares redeemed	(66,300)	(313,856)	(667,635)	(2,497,490)
Net increase (decrease)	(22,705)	(185,867)	$ (233,058)	$ (1,507,381)
Institutional Class
Shares sold	16,940	112,130	$ 172,697	$ 872,885
Reinvestment of distributions	2,223	6,216	21,848	46,931
Shares redeemed	(130,914)	(100,375)	(1,266,837)	(799,587)
Net increase (decrease)	(111,751)	17,971	$ (1,072,292)	$ 120,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments
(Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0610
1.800658.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 2, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 2, 2010